UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22311

Schwab Strategic Trust – Schwab U.S. REIT ETF and Schwab Fundamental Index ETFs

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Jonathan de St. Paer

Schwab Strategic Trust – Schwab U.S. REIT ETF and Schwab Fundamental Index ETFs

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: February 28

Date of reporting period: February 28, 2023

Item 1: Report(s) to Shareholders.

Annual Report | February 28, 2023
Schwab U.S. REIT ETF

    Ticker Symbol SCHH

This page is intentionally left blank.

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the Portfolio Holdings are sub-categories of Sector classifications.
Schwab U.S. REIT ETF | Annual Report1

Schwab U.S. REIT ETF
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Total Returns for the 12 Months Ended February 28, 2023
Schwab U.S. REIT ETF (Ticker Symbol: SCHH)
Market Price Return[1]	-12.16%
NAV Return[1]	-12.22%
Dow Jones Equity All REIT Capped Index	-12.15%
ETF Category: Morningstar Real Estate[2]	-13.25%
Performance Details	pages 6-8
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Small-company stocks are subject to greater volatility than many other asset classes.
The fund is subject to risks associated with the direct ownership of real estate securities and an investment in the fund will be closely linked to the performance of the real estate markets.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones Equity All REIT Capped Index (the Index) is a product of S&P Dow Jones Indices LLC, and the trademark and Index have been licensed for use by Charles Schwab Investment Management, Inc. The Schwab U.S. REIT ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
2Schwab U.S. REIT ETF | Annual Report

Schwab U.S. REIT ETF
The Investment Environment

For the 12-month reporting period ended February 28, 2023, U.S. equity markets lost ground as inflation spiked, interest rates rose, and economic growth around the world slowed. The ongoing war between Russia and Ukraine and the continuing, albeit uneven, fallout from the COVID-19 pandemic weighed on economies and markets around the world. U.S. real estate securities mostly underperformed the broader U.S. equity market. For the reporting period, the Dow Jones Equity All REIT Capped IndexTM, which represents U.S. real estate investment trusts (REITs), returned -12.15%. The FTSE EPRA Nareit Global Index (Net)*, which represents general trends in eligible real estate securities worldwide, returned -15.18%. Over the same period, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned -7.69%.
After recovering from severe pressures early in the COVID-19 pandemic, U.S. REITs began to weaken early in the reporting period as inflation continued to rise and the U.S. Federal Reserve (Fed) began raising interest rates, dampening demand. Following a rebound between mid-June and mid-August 2022, U.S. REITs again slumped, hitting reporting-period lows in mid-October 2022 before generally rising again. Among REIT sub-industries in the Dow Jones Equity All REIT Capped Index, all posted losses for the reporting period. Office REITs were the weakest sub-industry, as remote work maintained momentum, even as COVID-19 restrictions diminished, and office vacancies soared. Residential REITs were also comparatively weak, as high valuations, rising interest rates, and slowing rent growth expectations discouraged investors.
Amid fading government stimuli, ongoing supply chain disruptions, persisting inflation, and a widening U.S. trade deficit, U.S. gross domestic product (GDP) contracted for the first and second quarters of 2022, decreasing at an annualized rate of -1.6% and -0.6%, respectively. GDP grew in the last two quarters, at an annualized rate of 3.2% and 2.6% for the third and fourth quarters, respectively. Inflation rose steadily in the first half of 2022, hitting a 40-year high in June 2022, before declining through the end of the reporting period, as certain consumer and energy prices began to recede. The unemployment rate remained low despite inflationary pressures, ending the reporting period near pre-pandemic lows.
Asset Class Performance Comparison % returns during the 12 months ended February 28, 2023

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not a guarantee of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and Schwab Asset Management.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
Schwab U.S. REIT ETF | Annual Report3

Schwab U.S. REIT ETF
The Investment Environment (continued)

Monetary policy around the world varied as central banks responded to the changing conditions. In the United States, after maintaining the federal funds rate in a range of 0.00% to 0.25% from mid-March 2020 through mid-March 2022, the Fed shifted its stance as inflation continued to rise and indicators of economic activity and employment continued to strengthen. After issuing successively stronger signals that interest rates could begin to rise sooner in 2022 than previously anticipated, the Fed raised the federal funds rate eight times during the reporting period. The federal funds rate ended the reporting period in a range of 4.50% to 4.75%. The Fed wrapped up its bond-buying program in March 2022, and in June 2022 began to reduce the $9 trillion in assets held on its balance sheet, vowing to be even more aggressive than during its last round of quantitative tightening between 2017 and 2019.
4Schwab U.S. REIT ETF | Annual Report

Schwab U.S. REIT ETF
Fund Management

Christopher Bliss, CFA, Managing Director and Head of Passive Equity Strategies for Schwab Asset
Management, is responsible for overseeing the investment process and portfolio management of investment strategies for passive equity Schwab Funds and Schwab ETFs. Before joining Schwab in 2016, Mr. Bliss spent
12 years at BlackRock (formerly Barclays Global Investors) managing and leading institutional index teams, most recently as a managing director and the head of the Americas institutional index team. In this role, Mr.
Bliss was responsible for overseeing a team of portfolio managers managing domestic, developed international and emerging markets index strategies. Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

Jeremy Brown, CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the fund. Prior to joining Schwab in 2017, Mr. Brown spent six years with ALPS
Advisors, Inc. in Denver, most recently as a senior analyst on the ETF portfolio management and research team where he performed portfolio management, trading, and analytics/research functions for ALPS ETFs and passive funds. Additionally, Mr. Brown led a number of investment research, commentary, industry trend analysis, and sales and marketing support initiatives.

Ferian Juwono, CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the fund. Prior to joining Schwab in 2010, Mr. Juwono worked at BlackRock
(formerly Barclays Global Investors) where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and two years as a senior business analyst. Prior to that, Mr.
Juwono worked for more than four years as a senior financial analyst with Union Bank of California.

Sabya Sinha, Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the fund. Prior to joining Schwab in 2015, Mr. Sinha spent a year at F-Squared
Investments on the product development and analytics team. Prior to F-Squared, he worked at IndexIQ
Advisors as a senior index portfolio manager for three years and for Bank of America’s Columbia Management subsidiary as a portfolio manager for three years. Mr. Sinha also spent time as a software consultant at DPM
Mellon, LLC and an equity trader at Jane Street Capital.

Schwab U.S. REIT ETF | Annual Report5

Schwab U.S. REIT ETF as of February 28, 2023

The Schwab U.S. REIT ETF’s (the fund) goal is to track as closely as possible, before fees and expenses, the total return of an index composed of U.S. real estate investment trusts (REITs) classified as equities. To pursue its goal, the fund generally invests in securities that are included in the Dow Jones Equity All REIT Capped Index (the index). The index is a float-adjusted market capitalization weighted index that is subject to capping constraints at each quarterly rebalancing. The index generally includes all publicly traded equity REITs with a minimum float-adjusted market capitalization of $200 million and a three-month median daily value traded of at least $5 million. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. For the 12-month reporting period ended February 28, 2023, U.S. equity markets lost ground as inflation spiked, interest rates rose, and economic growth around the world slowed. The ongoing war between Russia and Ukraine and the continuing, albeit uneven, fallout from the COVID-19 pandemic weighed on economies and markets around the world. U.S. real estate securities mostly underperformed the broader U.S. equity market. After recovering from severe pressures early in the COVID-19 pandemic, U.S. REITs began to weaken early in the reporting period as inflation continued to rise and the U.S. Federal Reserve (Fed) began raising interest rates, dampening demand. Following a rebound between mid-June and mid-August 2022, U.S. REITs again slumped, hitting reporting-period lows in mid-October 2022 before generally rising again.
Performance. For the 12-month reporting period ended February 28, 2023, the fund’s market price return was -12.16% and its NAV return was -12.22% (for an explanation of the market price and NAV returns, please refer to footnote 3 on the following page.) The index returned -12.15% during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, the trading and management costs incurred by the fund and not the index.
Contributors and Detractors. The specialized REITs sub-industry detracted the most from the total return of the fund over the reporting period. Specialized REITs represented an average weight of approximately 39% of the fund’s investments and returned approximately -8% for the reporting period. One example from this sub-industry is Crown Castle, Inc., which manages and offers wireless communication coverage and infrastructure sites in the United States and Australia. The fund’s holdings of Crown Castle, Inc. represented an average weight of approximately 5% of the fund’s investments and returned approximately -18% for the reporting period.
The residential REITs sub-industry also detracted from the total return of the fund, representing an average weight of approximately 15% of the fund’s investments and returning approximately -20% for the reporting period.
The retail REITs sub-industry was the only sub-industry that contributed to the total return of the fund over the reporting period. Retail REITs represented an average weight of approximately 12% of the fund’s investments and returned approximately -3% for the reporting period. One example from this sub-industry is Realty Income Corp., which owns and manages a portfolio of commercial properties located across the United States. The fund’s Class A holdings of Realty Income Corp. represented an average weight of approximately 3% of the fund’s investments and returned approximately 1% for the reporting period.
While there were no additional sub-industries that contributed to the total return of the fund, the security & alarm services REITs sub-industry was the smallest detractor from the total return of the fund, representing an average weight of less than 1% of the fund’s investments and returning approximately -4% for the reporting period.

Management views and portfolio holdings may have changed since the report date.
6Schwab U.S. REIT ETF | Annual Report

Schwab U.S. REIT ETF
Performance and Fund Facts as of February 28, 2023

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Performance of Hypothetical $10,000 Investment (February 28, 2013 – February 28, 2023)1,2

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab U.S. REIT ETF (1/13/11)
Market Price Return[3]	-12.16%	4.27%	4.94%
NAV Return[3]	-12.22%	4.27%	4.94%
Dow Jones Equity All REIT Capped Index[2]	-12.15%	N/A	N/A
REIT Spliced Index	-12.15%	4.31%	5.02%
ETF Category: Morningstar Real Estate[4]	-13.25%	6.11%	5.81%
Fund Expense Ratio[5]: 0.07%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Small-company stocks may be subject to greater volatility than many other asset classes.
The fund is subject to risks associated with the direct ownership of real estate securities, and an investment in the fund will be closely linked to the performance of the real estate markets.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones Equity All REIT Capped Index (the Index) is a product of S&P Dow Jones Indices LLC, and the trademark and Index have been licensed for use by Charles Schwab Investment Management, Inc. The Schwab U.S. REIT ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
The inception date of the Dow Jones Equity All REIT Capped Index is April 13, 2020. The fund began tracking the index on June 22, 2020.
3
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
4
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
5
As stated in the prospectus.
Schwab U.S. REIT ETF | Annual Report7

Schwab U.S. REIT ETF
Performance and Fund Facts as of February 28, 2023 (continued)

Statistics1
Number of Holdings	129
Weighted Average Market Cap (millions)	$38,231
Price/Earnings Ratio (P/E)	29.2
Price/Book Ratio (P/B)	2.3
Portfolio Turnover Rate	6%[2]
Industry Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Industry Classification: S&P and MSCI.
1
Excludes derivatives.
2
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
3
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
4
This list is not a recommendation of any security by the investment adviser.
8Schwab U.S. REIT ETF | Annual Report

Schwab U.S. REIT ETF
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning September 1, 2022 and held through February 28, 2023.
The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED) [1]	BEGINNING ACCOUNT VALUE AT 9/1/22	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 2/28/23	EXPENSES PAID DURING PERIOD 9/1/22-2/28/23 [2]
Schwab U.S. REIT ETF
Actual Return	0.07%	$1,000.00	$941.90	$0.34
Hypothetical 5% Return	0.07%	$1,000.00	$1,024.45	$0.35

[1]	Based on the most recent six-month expense ratio.
[2]
Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days in the period, and divided by
365 days in the fiscal year.

Schwab U.S. REIT ETF | Annual Report9

Schwab U.S. REIT ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	3/1/22– 2/28/23[1]	3/1/21– 2/28/22[1]	3/1/20– 2/28/21[1]	3/1/19– 2/29/20[1]	3/1/18– 2/28/19[1]
Per-Share Data
Net asset value at beginning of period	$23.30	$19.48	$21.15	$21.65	$18.54
Income (loss) from investment operations:
Net investment income (loss)[2]	0.60	0.43	0.42	0.66	0.65
Net realized and unrealized gains (losses)	(3.45)	3.79	(1.54)	(0.50)	3.17
Total from investment operations	(2.85)	4.22	(1.12)	0.16	3.82
Less distributions:
Distributions from net investment income	(0.49)	(0.40)	(0.55)	(0.66)	(0.71)
Net asset value at end of period	$19.96	$23.30	$19.48	$21.15	$21.65
Total return	(12.22%)	21.56%	(4.98%)	0.59%	20.85%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.07%[3]	0.07%	0.07%	0.07%	0.07%
Net investment income (loss)	2.82%[3]	1.81%	2.33%	2.88%	3.17%
Portfolio turnover rate[4]	6%	5%	59%	6%	7%
Net assets, end of period (x 1,000,000)	$5,780	$6,648	$4,892	$5,717	$5,127

[1]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after market close on March 10, 2022 (see financial note 12 for additional information).
[2]	Calculated based on the average shares outstanding during the period.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
10Schwab U.S. REIT ETF | Annual Report

Schwab U.S. REIT ETF
Portfolio Holdings  as of February 28, 2023

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Diversified REITs 2.5%
Alexander & Baldwin, Inc.	346,498	6,469,118
American Assets Trust, Inc.	248,609	6,272,405
Armada Hoffler Properties, Inc.	323,527	4,147,616
Broadstone Net Lease, Inc.	827,855	14,694,426
Empire State Realty Trust, Inc., Class A	628,315	4,580,416
Essential Properties Realty Trust, Inc.	680,760	17,536,378
Global Net Lease, Inc.	495,768	7,000,244
iStar, Inc.	414,018	3,187,939
WP Carey, Inc.	994,387	80,704,449
		144,592,991

Health Care REITs 8.2%
CareTrust REIT, Inc.	463,440	9,115,865
Global Medical REIT, Inc.	294,172	2,959,370
Healthcare Realty Trust, Inc.	1,819,174	35,473,893
Healthpeak Properties, Inc.	2,569,457	61,821,136
LTC Properties, Inc.	193,470	6,930,095
Medical Properties Trust, Inc.	2,858,385	29,441,366
National Health Investors, Inc.	207,540	11,414,700
Omega Healthcare Investors, Inc.	1,119,365	29,987,788
Physicians Realty Trust	1,091,415	16,185,685
Sabra Health Care REIT, Inc.	1,104,608	13,155,881
Ventas, Inc.	1,910,708	92,955,944
Welltower, Inc.	2,258,719	167,416,252
		476,857,975

Hotel & Resort REITs 3.0%
Apple Hospitality REIT, Inc.	1,017,193	16,793,856
Ashford Hospitality Trust, Inc. *	164,618	814,859
Chatham Lodging Trust	233,130	2,846,517
DiamondRock Hospitality Co.	1,000,048	8,720,419
Host Hotels & Resorts, Inc.	3,418,014	57,422,635
Park Hotels & Resorts, Inc.	1,075,191	14,783,876
Pebblebrook Hotel Trust	627,926	8,960,504
RLJ Lodging Trust	774,012	8,777,296
Ryman Hospitality Properties, Inc.	263,702	24,463,635
Service Properties Trust	790,201	8,676,407
Summit Hotel Properties, Inc.	510,545	3,778,033
Sunstone Hotel Investors, Inc.	1,004,968	10,622,512
Xenia Hotels & Resorts, Inc.	543,753	7,634,292
		174,294,841

Industrial REITs 13.5%
Americold Realty Trust, Inc.	1,287,807	37,861,526
EastGroup Properties, Inc.	208,272	34,004,569
First Industrial Realty Trust, Inc.	631,654	33,319,749
Industrial Logistics Properties Trust	314,590	1,289,819
Innovative Industrial Properties, Inc.	133,812	11,830,319
LXP Industrial Trust	1,318,587	13,752,862
Plymouth Industrial REIT, Inc.	186,211	4,027,744
SECURITY	NUMBER OF SHARES	VALUE ($)
Prologis, Inc.	4,385,960	541,227,464
Rexford Industrial Realty, Inc.	877,143	53,032,066
STAG Industrial, Inc.	856,703	28,819,489
Terreno Realty Corp.	344,634	21,439,681
		780,605,288

Office REITs 5.4%
Alexandria Real Estate Equities, Inc.	713,778	106,909,669
Boston Properties, Inc.	681,833	44,646,425
Brandywine Realty Trust	819,440	4,826,502
City Office REIT, Inc.	190,779	1,613,990
Corporate Office Properties Trust	537,652	13,672,490
Cousins Properties, Inc.	724,015	17,731,127
Douglas Emmett, Inc.	840,758	11,879,911
Easterly Government Properties, Inc.	433,518	6,546,122
Equity Commonwealth	523,369	11,111,124
Highwoods Properties, Inc.	503,076	13,331,514
Hudson Pacific Properties, Inc.	612,489	5,653,273
JBG SMITH Properties	473,735	8,171,929
Kilroy Realty Corp.	502,868	18,113,305
Office Properties Income Trust	231,941	3,813,110
Orion Office REIT, Inc.	271,200	2,321,472
Paramount Group, Inc.	787,423	4,149,719
Piedmont Office Realty Trust, Inc., Class A	589,345	5,392,507
SL Green Realty Corp. (a)	307,651	10,475,517
Veris Residential, Inc. *	378,451	6,108,199
Vornado Realty Trust	770,228	15,235,110
		311,703,015

Residential REITs 14.6%
American Homes 4 Rent, Class A	1,467,259	45,514,374
Apartment Income REIT Corp.	716,618	27,088,160
Apartment Investment & Management Co., Class A	724,461	5,433,457
AvalonBay Communities, Inc.	668,707	115,365,332
Camden Property Trust	509,176	58,433,038
Centerspace	71,959	4,505,353
Elme Communities	417,973	7,778,477
Equity LifeStyle Properties, Inc.	836,256	57,291,899
Equity Residential	1,625,812	101,645,766
Essex Property Trust, Inc.	309,512	70,587,307
Independence Realty Trust, Inc.	1,070,063	19,357,440
Invitation Homes, Inc.	2,776,519	86,793,984
Mid-America Apartment Communities, Inc.	551,988	88,373,279
NexPoint Residential Trust, Inc.	108,586	5,258,820
Sun Communities, Inc.	592,214	84,769,512
UDR, Inc.	1,462,738	62,663,696
UMH Properties, Inc.	247,537	4,210,604
		845,070,498

See financial notes
Schwab U.S. REIT ETF | Annual Report11

Schwab U.S. REIT ETF
Portfolio Holdings  as of February 28, 2023 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Retail REITs 13.6%
Acadia Realty Trust	453,533	6,607,976
Agree Realty Corp.	423,357	29,965,208
Brixmor Property Group, Inc.	1,433,678	32,458,470
Federal Realty Investment Trust	349,374	37,306,156
Getty Realty Corp.	203,137	6,973,693
InvenTrust Properties Corp.	322,045	7,790,269
Kimco Realty Corp.	2,956,429	60,932,002
Kite Realty Group Trust	1,047,431	22,750,201
National Retail Properties, Inc.	854,314	38,717,510
NETSTREIT Corp.	262,075	5,291,294
Phillips Edison & Co., Inc.	559,830	19,084,605
Realty Income Corp.	2,997,812	191,710,077
Regency Centers Corp.	736,205	46,307,295
Retail Opportunity Investments Corp.	594,841	8,464,587
RPT Realty	407,162	4,364,777
Simon Property Group, Inc.	1,562,831	190,806,037
SITE Centers Corp.	884,393	11,824,334
Spirit Realty Capital, Inc.	667,583	27,491,068
Tanger Factory Outlet Centers, Inc.	498,403	9,414,833
The Macerich Co.	1,027,249	12,275,626
The Necessity Retail REIT, Inc.	640,954	4,396,944
Urban Edge Properties	560,913	8,638,060
		783,571,022

Specialized REITs 39.0%
American Tower Corp.	2,212,306	438,058,711
Crown Castle, Inc.	1,874,069	245,034,522
CubeSmart	1,073,501	50,443,812
Digital Realty Trust, Inc.	1,374,395	143,253,191
EPR Properties	358,746	14,651,187
Equinix, Inc.	439,665	302,608,230
Extra Space Storage, Inc.	640,153	105,401,191
Farmland Partners, Inc.	237,220	2,542,998
Four Corners Property Trust, Inc.	401,312	10,895,621
Gaming & Leisure Properties, Inc.	1,230,942	66,323,155
Gladstone Land Corp.	154,141	2,712,882
Iron Mountain, Inc.	1,389,658	73,304,460
Lamar Advertising Co., Class A	417,145	43,616,681
Life Storage, Inc.	406,300	48,967,276
National Storage Affiliates Trust	404,039	17,090,850
Outfront Media, Inc.	698,727	12,192,786
PotlatchDeltic Corp.	386,195	17,826,761
Public Storage	755,599	225,886,321
Rayonier, Inc.	699,949	23,504,287
SECURITY	NUMBER OF SHARES	VALUE ($)
Safehold, Inc.	115,839	3,461,269
SBA Communications Corp.	516,096	133,849,498
Uniti Group, Inc.	1,132,913	6,219,692
VICI Properties, Inc.	4,603,730	154,363,067
Weyerhaeuser Co.	3,517,821	109,931,906
		2,252,140,354
Total Common Stocks (Cost $5,874,284,833)		5,768,835,984

SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43% (b)	4,947,493	4,947,493
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43% (b)(c)	4,813,800	4,813,800
		9,761,293
Total Short-Term Investments (Cost $9,761,293)		9,761,293
Total Investments in Securities (Cost $5,884,046,126)		5,778,597,277

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Dow Jones U.S. Real Estate Index, expires 03/17/23	300	10,125,000	(401,887)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $4,617,180.
(b)	The rate shown is the annualized 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
See financial notes
12Schwab U.S. REIT ETF | Annual Report

Schwab U.S. REIT ETF
Portfolio Holdings  as of February 28, 2023 (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Asset
Common Stocks[1]	$5,768,835,984	$—	$—	$5,768,835,984
Short-Term Investments[1]	9,761,293	—	—	9,761,293
Liabilities
Futures Contracts[2]	(401,887)	—	—	(401,887)
Total	$5,778,195,390	$—	$—	$5,778,195,390

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
See financial notes
Schwab U.S. REIT ETF | Annual Report13

Schwab U.S. REIT ETF
Statement of Assets and Liabilities

As of February 28, 2023
Assets
Investments in securities, at value - unaffiliated (cost $5,884,046,126) including securities on loan of $4,617,180		$5,778,597,277
Deposit with broker for futures contracts		768,000
Receivables:
Fund shares sold		23,953,648
Dividends		5,478,745
Income from securities on loan	+	78
Total assets		5,808,797,748

Liabilities
Collateral held for securities on loan		4,813,800
Payables:
Investments bought		23,826,763
Management fees		323,459
Variation margin on futures contracts	+	18,112
Total liabilities		28,982,134
Net assets		$5,779,815,614

Net Assets by Source
Capital received from investors		$6,804,570,610
Total distributable loss	+	(1,024,754,996)
Net assets		$5,779,815,614

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$5,779,815,614		289,550,000		$19.96

See financial notes
14Schwab U.S. REIT ETF | Annual Report

Schwab U.S. REIT ETF
Statement of Operations

For the period March 1, 2022 through February 28, 2023
Investment Income
Dividends received from securities - unaffiliated		$175,237,223
Securities on loan, net	+	1,746
Total investment income		175,238,969

Expenses
Management fees		4,235,525
Proxy fees[1]	+	264,636
Total expenses	–	4,500,161
Net investment income		170,738,808

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(35,672,778)
Net realized gains on sales of in-kind redemptions - unaffiliated		203,342,850
Net realized losses on futures contracts	+	(626,529)
Net realized gains		167,043,543
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		(1,108,107,510)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(242,756)
Net change in unrealized appreciation (depreciation)	+	(1,108,350,266)
Net realized and unrealized losses		(941,306,723)
Decrease in net assets resulting from operations		($770,567,915)

[1]	Proxy fees are non-routine expenses (see financial note 2(e) for additional information).
See financial notes
Schwab U.S. REIT ETF | Annual Report15

Schwab U.S. REIT ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	3/1/22-2/28/23		3/1/21-2/28/22
Net investment income		$170,738,808	$112,650,874
Net realized gains		167,043,543	140,921,180
Net change in unrealized appreciation (depreciation)	+	(1,108,350,266)	808,915,282
Increase (decrease) in net assets resulting from operations		($770,567,915)	$1,062,487,336

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($139,086,455)	($105,641,785)

TRANSACTIONS IN FUND SHARES[1]
	3/1/22-2/28/23			3/1/21-2/28/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		42,700,000	$901,472,496	47,100,000	$1,103,067,576
Shares redeemed	+	(38,550,000)	(860,477,105)	(12,800,000)	(303,344,302)
Net transactions in fund shares		4,150,000	$40,995,391	34,300,000	$799,723,274

SHARES OUTSTANDING AND NET ASSETS[1]
	3/1/22-2/28/23			3/1/21-2/28/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		285,400,000	$6,648,474,593	251,100,000	$4,891,905,768
Total increase (decrease)	+	4,150,000	(868,658,979)	34,300,000	1,756,568,825
End of period		289,550,000	$5,779,815,614	285,400,000	$6,648,474,593

[1]
For the period ended February 28, 2023, and the prior report period, transactions in fund shares have been retroactively adjusted to reflect a 2-for-1 share split effective after market close on March 10, 2022. The retroactive adjustment of the share split does not change the transaction in fund share values (see financial note 12 for additional information).

See financial notes
16Schwab U.S. REIT ETF | Annual Report

Schwab U.S. REIT ETF
Financial Notes

1. Business Structure of the Fund:
Schwab U.S. REIT ETF is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB STRATEGIC TRUST (ORGANIZED JANUARY 27, 2009)
Schwab U.S. REIT ETF	Schwab Short-Term U.S. Treasury ETF
Schwab U.S. Broad Market ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab 1000 Index® ETF	Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Large-Cap ETF	Schwab U.S. Aggregate Bond ETF
Schwab U.S. Large-Cap Growth ETF	Schwab 1-5 Year Corporate Bond ETF
Schwab U.S. Large-Cap Value ETF	Schwab 5-10 Year Corporate Bond ETF
Schwab U.S. Mid-Cap ETF	Schwab Fundamental U.S. Broad Market Index ETF
Schwab U.S. Small-Cap ETF	Schwab Fundamental U.S. Large Company Index ETF
Schwab U.S. Dividend Equity ETF	Schwab Fundamental U.S. Small Company Index ETF
Schwab International Dividend Equity ETF	Schwab Fundamental International Large Company Index ETF
Schwab International Equity ETF	Schwab Fundamental International Small Company Index ETF
Schwab International Small-Cap Equity ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
Schwab Emerging Markets Equity ETF	Schwab Ariel ESG ETF
Schwab U.S. TIPS ETF	Schwab Crypto Thematic ETF
Schwab Municipal Bond ETF
The fund issues and redeems shares at its net asset value per share (NAV) only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.
Individual shares of the fund trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). A chart showing the frequency at which the fund’s daily closing market price was at a discount or premium to the fund’s NAV can be found at www.schwabassetmanagement.com.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The fund may invest in certain mutual funds and exchange-traded funds (ETFs), which are referred to as "underlying funds". For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
(a) Security Valuation
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the Board) has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Schwab U.S. REIT ETF | Annual Report17

Schwab U.S. REIT ETF
Financial Notes (continued)

2. Significant Accounting Policies (continued):
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
• Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
• Mutual funds: Mutual funds are valued at their respective NAVs.
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, ETFs and future contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
18Schwab U.S. REIT ETF | Annual Report

Schwab U.S. REIT ETF
Financial Notes (continued)

2. Significant Accounting Policies (continued):
The levels associated with valuing the fund’s investments as of February 28, 2023, are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. The fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by the fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, the fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides the fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. The fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the fund or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreements. Securities lending income, as disclosed in the fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between the fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of February 28, 2023, the fund had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of February 28, 2023, are disclosed in the fund’s Portfolio Holdings and Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
When the fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
The fund invests in real estate investment trusts (REITs) which report information on the source of their distributions annually. The fund’s policy is to record all REIT distributions initially as dividend income on the ex-dividend date and then re-designate them as return of capital and/or capital gain distributions at the end of the reporting period based on information provided annually by each REIT, and management estimates such re-designations when actual information has not yet been reported.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the date the ex-dividend is confirmed. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Schwab U.S. REIT ETF | Annual Report19

Schwab U.S. REIT ETF
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(e)  Expenses:
Pursuant to the Amended and Restated Advisory Agreement (Advisory Agreement) between the investment adviser and the trust, the investment adviser will pay the operating expenses of the fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to the fund are charged directly to the fund. The Advisory Agreement excludes paying acquired fund fees and expenses, which are indirect expenses incurred by a fund through its investments in underlying funds.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income, if any, quarterly and from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(j) Regulatory Update:
Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

3. Risk Factors:
Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
20Schwab U.S. REIT ETF | Annual Report

Schwab U.S. REIT ETF
Financial Notes (continued)

3. Risk Factors (continued):
Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Real Estate Investment Risk. Due to the composition of the index, the fund concentrates its investments in real estate companies and companies related to the real estate industry. As such, the fund is subject to risks associated with the direct ownership of real estate securities and an investment in the fund will be closely linked to the performance of the real estate markets. These risks include, among others: declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.
REITs Risk. In addition to the risks associated with investing in securities of real estate companies and real estate related companies, REITs are subject to certain additional risks. Equity REITs may be affected by changes in the value of the underlying properties owned by the trusts. Further, REITs are dependent upon specialized management skills and cash flows, and may have their investments in relatively few properties, or in a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the fund. In addition, REITs have their own expenses, and the fund will bear a proportionate share of those expenses.
Tracking Error Risk. As an index fund, the fund seeks to track the performance of its index, although it may not be successful in doing so. The divergence between the performance of the fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Derivatives Risk. The principal types of derivatives used by the fund are futures contracts. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. The fund’s use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk, leverage risk and market risk, are discussed elsewhere in this section. The fund’s use of derivatives is also subject to counterparty risk, lack of availability risk, valuation risk, correlation risk and tax risk. Counterparty risk is the risk that the counterparty to a derivatives transaction may not fulfill its contractual obligations either because the financial condition of the counterparty declines, or because the counterparty is otherwise unable or unwilling to perform under the contract. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gains. The fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility and could cause the fund to lose more than the initial amount invested.
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Schwab U.S. REIT ETF
Financial Notes (continued)

3. Risk Factors (continued):
Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class (including the real estate industry, as described above), the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Leverage Risk. Certain fund transactions, such as derivatives transactions, may give rise to a form of leverage and may expose the fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of the fund’s portfolio securities which means even a small amount of leverage can have a disproportionately large impact on the fund. The use of leverage may cause the fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of the fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser pursuant to the Advisory Agreement between the investment adviser and the trust.
For its advisory services to the fund, the investment adviser is entitled to receive an annual management fee, payable monthly, equal to 0.07% of the fund’s average daily net assets.
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Schwab U.S. REIT ETF
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Investment from Affiliates
Certain funds in the Fund Complex may own shares of other funds in the Fund Complex. The table below reflects the percentage of shares of the fund that are owned by other funds in the Fund Complex as of February 28, 2023.
Schwab MarketTrack All Equity Portfolio	0.6%
Schwab MarketTrack Balanced Portfolio	0.3%
Schwab MarketTrack Conservative Portfolio	0.1%
Schwab MarketTrack Growth Portfolio	0.6%
Schwab Target 2010 Index Fund	0.0%*
Schwab Target 2015 Index Fund	0.0%*
Schwab Target 2020 Index Fund	0.1%
Schwab Target 2025 Index Fund	0.3%
Schwab Target 2030 Index Fund	0.6%
Schwab Target 2035 Index Fund	0.4%
Schwab Target 2040 Index Fund	0.6%
Schwab Target 2045 Index Fund	0.4%
Schwab Target 2050 Index Fund	0.5%
Schwab Target 2055 Index Fund	0.4%
Schwab Target 2060 Index Fund	0.4%
Schwab Target 2065 Index Fund	0.1%
Schwab VIT Balanced Portfolio	0.1%
Schwab VIT Balanced with Growth Portfolio	0.2%
Schwab VIT Growth Portfolio	0.2%

*	Less than 0.05%
Interfund Transactions
The fund may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended February 28, 2023, the fund’s total purchases and sales of securities with other funds in the Fund Complex was $15,935,636 and $92,824,929, respectively, and includes realized losses of $31,269,361.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board. The fund had no interfund borrowing or lending activity during the period.

5. Other Service Providers:
SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the fund.
State Street Bank and Trust Company (State Street) serves as the fund’s transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the fund’s shares. The transfer agent is also responsible for the order-taking function for the fund’s shares.
State Street also serves as custodian and accountant for the fund. The custodian is responsible for the daily safekeeping of securities and cash held by the fund. The fund’s accountant maintains all books and records related to the fund’s transactions.
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Financial Notes (continued)

 6. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust does not pay any interested or non-interested trustees (independent trustees). The independent trustees are paid by the investment adviser. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $850 million line of credit (the Syndicated Credit Facility), which matured on September 29, 2022. On September 29, 2022, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount increasing to $1 billion, maturing on September 28, 2023. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by the fund, the investment adviser paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street, which matured on September 29, 2022. On September 29, 2022, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 28, 2023. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount it borrows. There were no borrowings from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Derivatives:
The fund entered into equity index futures contracts during the report period.  The fund invested in futures contracts to equitize available cash. The value and variation margin for futures contracts held at February 28, 2023, are presented in the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized gains (losses) and net change in unrealized appreciation (depreciation) on futures contracts are presented in the Statement of Operations, if any. Refer to financial note 2(b) for the fund’s accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts.  During the period ended February 28, 2023, the month-end average notional amounts of futures contracts held by the fund was $11,948,596 and the month-end average number of contracts held was 334.

9. Purchases and Sales of Investment Securities:
For the period ended February 28, 2023, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
PURCHASES OF SECURITIES	SALES OF SECURITIES
$628,101,808	$383,265,950

10. In-Kind Transactions:
The consideration for the purchase of Creation Units of the fund often consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in the relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. Variable charges paid to the fund generally have no effect on net asset value per share. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, the investment adviser may cover the cost of any transaction fees when believed to be in the best interests of the fund.
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Schwab U.S. REIT ETF
Financial Notes (continued)

10. In-Kind Transactions (continued):
The in-kind transactions for the period ended February 28, 2023, were as follows:
IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
$785,059,499	$743,914,701
For the period ended February 28, 2023, the fund may realize net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. The net realized gains or losses on sales of in-kind redemptions for the period ended February 28, 2023, are disclosed in the fund’s Statement of Operations, if any.

11. Federal Income Taxes:
As of February 28, 2023, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$5,980,142,192	$527,963,854	($729,910,656)	($201,946,802)
As of February 28, 2023, the components of distributable earnings on a tax basis were as follows:
UNDISTRIBUTED ORDINARY INCOME	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	CAPITAL LOSS CARRYFORWARDS AND OTHER LOSSES	TOTAL
$30,460,741	($201,946,802)	($853,268,935)	($1,024,754,996)
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales and realization for tax purposes of unrealized appreciation or depreciation on futures contracts. The tax cost of the fund’s investments, disclosed above, have been adjusted from its book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of February 28, 2023 , the fund had capital loss carryforwards of $853,268,935.
For the fiscal year ended February 28, 2023, the fund had capital loss carryforwards utilized of $24,373,941.
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
CURRENT FISCAL YEAR END DISTRIBUTIONS	PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME	ORDINARY INCOME
$139,086,455	$105,641,785
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments have no impact on net assets or the results of operations.
As of February 28, 2023, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended February 28, 2023, the fund did not incur any interest or penalties.
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Schwab U.S. REIT ETF
Financial Notes (continued)

 12. Share Splits:
The Board authorized a 2-for-1 share split for the Schwab U.S. REIT ETF which applied to shareholders of record as of the close of markets on March 8, 2022, and paid after the close of markets on March 10, 2022. Shares began trading at their post-split price on March 11, 2022. The share split increased the number of shares outstanding and decreased the NAV per share. The share split did not change the total value of a shareholder’s investment. The Financial Highlights and Statement of Changes in Net Assets for the fund have been retroactively adjusted to reflect the share split in the current and prior periods presented.

13. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Schwab U.S. REIT ETF
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Strategic Trust and Shareholders of Schwab U.S. REIT ETF:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of Schwab U.S. REIT ETF (the “Fund”), one of the funds constituting Schwab Strategic Trust, as of February 28, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of February 28, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for each of the two years in the period ended February 29, 2020 were audited by other auditors, whose report, dated April 16, 2020, expressed an unqualified opinion on such financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of February 28, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
April 17, 2023
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
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Other Federal Tax Information (unaudited)

For the fiscal year ended February 28, 2023, the fund designates $1,563,863 of the dividend distributions as qualified dividends for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code. Shareholders will be notified in January 2024 via IRS Form 1099 of the For amounts for use in preparing their 2023 income tax return.
For the fiscal year ended February 28, 2023, the fund designates $137,522,592 as dividends eligible for the 20% qualified business income deduction under section 199A of the Internal Revenue Code. Shareholders will be notified in January 2024 via IRS Form 1099 of the amounts for use in preparing their 2023 income tax return.
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Schwab U.S. REIT ETF
Liquidity Risk Management Program  (unaudited)

The fund has adopted and implemented a liquidity risk management program (the “program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated the fund’s investment adviser, Charles Schwab Investment Management, Inc., dba Schwab Asset Management, as the administrator of the program. Personnel of the investment adviser or its affiliates conduct the day-to-day operation of the program.
Under the program, the investment adviser manages a fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. The program is reasonably designed to assess and manage a fund’s liquidity risk, taking into consideration the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its historical redemption history and shareholder concentrations; and its cash holdings and access to other funding sources, including the custodian overdraft facility and lines of credit. The investment adviser’s process of determining the degree of liquidity of each fund’s investments is supported by third-party liquidity assessment vendors.
The fund’s Board reviewed a report at its meeting held on September 19, 2022 prepared by the investment adviser regarding the operation and effectiveness of the program for the period June 1, 2021, through May 31, 2022, which included individual fund liquidity metrics. No significant liquidity events impacting the fund were noted in the report. In addition, the investment adviser provided its assessment that the program had been operating effectively in managing the fund’s liquidity risk.
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Schwab U.S. REIT ETF
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Strategic Trust, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 105 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	105	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	105	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	105	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	105	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	105	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	105	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	105	None
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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)
Co-Chairman of the Board (July 2022 – present), Director and Chief
Executive Officer (Oct. 2008 – present) and President
(Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and
Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director
(May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director
(Apr. 2006 – present), Charles Schwab Bank, SSB; Director
(Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director
(July 2019 – present), Charles Schwab Trust Bank; Director
(May 2008 – present), Chief Executive Officer (Aug. 2017 – present) and
President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Director
(Oct. 2020 – present), TD Ameritrade Holding Corporation; Director
(July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.
		105	Director (2008 – present), The Charles Schwab Corporation
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)
President (Oct. 2021 – present) and Executive Vice President – Schwab
Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles
Schwab Corporation; President, Director (Oct. 2021 – present), Executive
Vice President – Schwab Asset Management Solutions
(July 2019 – Oct. 2021) and Senior Vice President – Advisory
(May 2016 – July 2019), Charles Schwab & Co., Inc.; President
(Nov. 2021 – present), Schwab Holdings, Inc.; Director
(Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive
Officer and President (Mar. 2018 – Oct. 2022), Charles Schwab Investment
Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and
President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive
Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.
		105	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2018)

Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer
(Jan. 2021 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab
Investment Management, Inc.; Senior Vice President (June 2020 – Mar. 2022) and Chief
Operating Officer (Jan. 2021 – Mar. 2022), Charles Schwab Investment Advisory, Inc.; Chief
Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee
(Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(May 2022 – present), Senior Vice President (Apr. 2019 – May 2022) and Senior Vice
President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), Charles
Schwab & Co., Inc.

Mark Fischer
1970
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2013)

Chief Operating Officer (Dec. 2020 – present) and Treasurer and Chief Financial Officer
(Jan. 2016 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial
Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab
Investment Management, Inc.

Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2023)

Treasurer and Chief Financial Officer (Jan. 2023 – present) and Assistant Treasurer
(Dec. 2015 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Vice President
(Mar. 2022 – present) and Director (Oct. 2015 – Mar. 2022), Charles Schwab Investment
Management, Inc.

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Schwab U.S. REIT ETF
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Omar Aguilar
1970
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Chief Executive Officer (Jan. 2022 – present), Chief Investment Officer (Apr. 2011 – present)
and Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment
Management, Inc.; Director, Chief Executive Officer and President (Oct. 2022 – present),
Charles Schwab Investment Advisory, Inc.; Vice President and Chief Investment Officer
(June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.

Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab
Investment Management, Inc.; Vice President and Chief Investment Officer
(June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.

William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2021)

Senior Vice President and Chief Investment Officer (Jan. 2020 – present), Charles Schwab
Investment Management, Inc.; Vice President and Chief Investment Officer
(June 2021 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President
and Chief Investment Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles
Schwab Investment Advisory, Inc.; Senior Vice President and Chief Investment Officer
(May 2001 – Apr. 2018), ThomasPartners, Inc.

Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and
Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios and Laudus Trust since 2005; Schwab Strategic
Trust since 2009)

Chief Legal Officer (Mar. 2022 – present) and Vice President (Sept. 2005 – present), Charles
Schwab Investment Management, Inc.; Managing Director (May 2022 – present) and Vice
President (July 2005 – May 2022), Charles Schwab & Co., Inc.; Vice President
(Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Trust;
Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President
(Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021), Schwab Funds;
Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and Assistant
Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.

1
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
2
Mr. Bettinger and Mr. Wurster are Interested Trustees. Mr. Bettinger and Mr. Wurster are Interested Trustees because each owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
3
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
Schwab U.S. REIT ETF | Annual Report33

Schwab U.S. REIT ETF
Glossary

ask See “offer.”
asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.
asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
authorized participant (AP) A large institutional investor that places orders for creation units with the funds’ distributor.
beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.
bid The highest price at which someone is willing to buy a security.
Bloomberg US Aggregate Bond Index An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
cap, capitalization See “market cap.”
capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commencement of operations The date that the first NAV was calculated.
creation unit (C.U.) A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.
Dow Jones Equity All REIT Capped Index A float-adjusted market cap weighted index that is designed to measure all equity real estate investment trusts (REITs) in the Dow Jones U.S. Total Stock Market Index, as defined by the S&P Dow Jones Indices REIT/RESI Industry Classification Hierarchy, that meet the minimum float market capitalization (FMC) and liquidity thresholds. The aggregate weight of all companies weighing more than 4.5% cannot exceed 22.5%, and no single company’s weight can exceed 10%. The index is reviewed daily based on each company’s capped market capitalization weight. Daily capping is only performed when the sum of companies with weights great than 5% exceeds 25%.
Dow Jones U.S. Select REIT Index An index that is a float-adjusted market-capitalization weighted index comprised of income-producing commercial and/or residential real estate investment trusts (REITs). The index excludes mortgage REITs, net-lease REITs, real estate finance companies, mortgage brokers and bankers, commercial and residential real estate brokers and estate agents, homebuilders, large landowners and sub-dividers of unimproved land, hybrid REITs, timber REITs and companies that have more than 25% of their assets in direct mortgage investments.
exchange A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.
expense ratio The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
FTSE EPRA Nareit Global Index (Net) An index that provides a diverse representation of publicly traded equity real estate investment trusts (REITs) and listed property companies worldwide. The index constituents are free-float adjusted, and screened on liquidity, size and revenue. The index is comprised of countries in developed and emerging markets. The Net of Tax Index is calculated based on the maximum withholding tax rates applicable to dividends received by institutional investors who are not resident in the same country as the remitting company and who do not benefit from double taxation treaties.
inception date The date that the shares began trading in the secondary market.
indicative optimized portfolio value (IOPV) A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.
liquidity The ability to convert a security or asset quickly into cash.
market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.
market price return The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.
median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.
MSCI EAFE Index (Net) A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV) The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
34Schwab U.S. REIT ETF | Annual Report

Schwab U.S. REIT ETF
NAV return The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.
offer (ask) The lowest price at which an individual is willing to sell a security.
open The price at which a security opened for trading on a given day.
outstanding shares, shares outstanding When speaking of the fund, indicates all shares currently held by investors.
price-to-book ratio (P/B) The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E) The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
primary market The market that deals with the issuance of new securities.
real estate investment trust (REIT) Real estate companies that own and commonly operate income producing commercial and/or residential real estate.
REIT Spliced Index An internally calculated index, comprised of the Dow Jones U.S. Select REIT Index from the inception of the Schwab U.S. REIT ETF until the close of business on June 19, 2020, and the Dow Jones Equity All REIT Capped Index thereafter. The REIT Spliced Index is published with the permission of S&P Dow Jones Indices LLC, but is not calculated, sponsored or endorsed by S&P Dow Jones Indices LLC.
rights and warrants Rights and warrants are types of securities that entitle the holder to purchase a proportionate amount of common stock at a specified price for a specific period of time. Rights allow a shareholder to buy more shares directly from the company, usually at a price somewhat lower than the current market price of the outstanding shares. Warrants are usually issued with bonds and preferred stock. Rights and warrants can trade on the market separately from the company’s stock. The prices of rights and warrants do not necessarily move parallel to the prices of the underlying common stock. Rights usually expire within a few weeks of issuance, while warrants may not expire for several years. If a right or warrant is not exercised within the specified time period, it will become worthless and a fund will lose the purchase price it paid for the right or warrant and the right to purchase the underlying security.
S&P 500 Index An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
sampling If a fund uses a sampling method, the fund will not fully replicate the benchmark index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index.
secondary market The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.
spread The gap between bid and ask prices of a security.
stock A share of ownership, or equity, in the issuing company.
total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
tracking error The difference between the performance of the fund and its benchmark index, positive or negative.
Schwab U.S. REIT ETF | Annual Report35

Notes

Notes

Notes

Schwab U.S. REIT ETF
Schwab ETFs

Schwab ETFs are designed to serve as simple low-cost core investment products for a diversified portfolio. These ETFs seek to provide consistent, repeatable performance through a variety of investment strategies that span the equity and fixed income spectrum. The list below shows all currently available Schwab ETFs.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabassetmanagement.com/schwabetfs_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus or the SEC’s website at www.sec.gov.

Schwab ETFs
U.S. ETFs
Schwab U.S. Broad Market ETF
Schwab 1000 Index® ETF
Schwab U.S. Large-Cap ETF
Schwab U.S. Large-Cap Growth ETF
Schwab U.S. Large-Cap Value ETF
Schwab U.S. Mid-Cap ETF
Schwab U.S. Small-Cap ETF
Schwab U.S. Dividend Equity ETF
Schwab U.S. REIT ETF
International ETFs
Schwab International Dividend Equity ETF
Schwab International Equity ETF
Schwab International Small-Cap Equity ETF
Schwab Emerging Markets Equity ETF
Fixed-Income ETFs
Schwab U.S. TIPS ETF
Schwab Short-Term U.S. Treasury ETF
Schwab Intermediate-Term U.S. Treasury ETF
Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Aggregate Bond ETF
Schwab 1-5 Year Corporate Bond ETF
Schwab 5-10 Year Corporate Bond ETF
Schwab Municipal Bond ETF
Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company
Index ETF
Active, Semi-Transparent (Also Known As Non-Transparent) ETF
Schwab Ariel ESG ETF
Thematic ETFs
Schwab Crypto Thematic ETF
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Schwab ETFs
1-877-824-5615
© 2023 Charles Schwab Investment Management, Inc., dba Schwab Asset Management. All rights reserved.
Printed on recycled paper.
*
FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.
The Schwab Ariel ESG ETF is different from traditional ETFs. Traditional ETFs tell the public what assets they hold each day. This fund will not. This may create additional risks for your investment. For example:
•
You may have to pay more money to trade the fund’s shares. This fund will provide less information to traders, who tend to charge more for trades when they have less information.
•
The price you pay to buy fund shares on an exchange may not match the value of the fund’s portfolio. The same is true when you sell shares. These price differences may be greater for this fund compared to other ETFs because it provides less information to traders.
•
These additional risks may be even greater in bad or uncertain market conditions.
•
The ETF will publish on its website each day a “Proxy Portfolio” designed to help trading in shares of the ETF. While the Proxy Portfolio includes some of the ETF’s holdings, it is not the ETF’s actual portfolio.
The differences between this fund and other ETFs may also have advantages. By keeping certain information about the fund secret, this fund may face less risk that other traders can predict or copy its investment strategy. This may improve the fund’s performance. If other traders are able to copy or predict the fund’s investment strategy, however, this may hurt the fund’s performance.
For additional information regarding the unique attributes and risks of the fund, see Proxy Portfolio Risk, Premium/Discount Risk, Trading Halt Risk, Authorized Participant Concentration Risk, Tracking Error Risk and Shares of the Fund May Trade at Prices Other Than NAV in the Principal Risks and Proxy Portfolio and Proxy Overlap sections of the prospectus and/or the Statement of Additional Information. These risks are discussed on the next page.

Schwab U.S. REIT ETF
Active semi-transparent ETFs operate differently from other exchange-traded funds (ETFs). Unlike other ETFs, an active semi-transparent ETF does not publicly disclose its entire portfolio composition each business day, which may affect the price at which shares of the ETF trade in the secondary market. Active semi-transparent ETFs have limited public trading history. There can be no assurance that an active trading market will develop, be maintained or operate as intended. There is a risk that the market price of an active semi-transparent ETF may vary significantly from the ETF’s net asset value and that its shares may trade at a wider bid/ask spread and, therefore, cost investors more to trade than shares of other ETFs. These risks are heightened during periods of market disruption or volatility.
Proxy Portfolio Risk: Unlike traditional ETFs, this fund does not disclose its portfolio holdings (Actual Portfolio) daily. The fund instead posts a Proxy Portfolio on its website each day. The Proxy Portfolio is designed to reflect the economic exposures and risk characteristics of the fund’s actual holdings on each trading day, but it is not the same as the fund’s Actual Portfolio. Although the Proxy Portfolio is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the Fund at or close to the underlying NAV per Share of the Fund, there is a risk (which may increase during periods of market disruption or volatility) that market prices will vary significantly from the underlying NAV of the fund. ETF trading on the basis of a published Proxy Portfolio may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, especially during periods of market disruption or volatility, and therefore may cost investors more to trade. Also, while the Fund seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Proxy Portfolio to identify a Fund’s trading strategy, which if successful, could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Fund and its shareholders.
Proxy Portfolio Construction: The Proxy Portfolio is designed to recreate the daily performance of the Actual Portfolio. This is achieved by performing a “Factor Model” analysis of the Actual Portfolio. The Factor Model is comprised of three sets of factors or analytical metrics: market-based factors, fundamental factors, and industry/sector factors. The fund uses a “Model Universe” to generate its Proxy Portfolio. The Model Universe is comprised of securities that the fund can purchase and will be a financial index or stated portfolio of securities from which fund investments will be selected. The results of the Factor Model analysis are then applied to the Model Universe. The Proxy Portfolio is then generated as a result of this Model Universe analysis with the Proxy Portfolio being a small sub-set of the Model Universe. The Factor Model is applied to both the Actual Portfolio and the Model Universe to construct the fund’s Proxy Portfolio that performs in a manner substantially identical to the performance of its Actual Portfolio. The Proxy Portfolio will only include investments the fund is permitted to hold. The fund’s SAI contains more information on the Proxy Portfolio and its construction.
Proxy Portfolio and Proxy Overlap Information regarding the contents of the Proxy Portfolio, and the percentage weight overlap between the holdings of the Proxy Portfolio and the fund’s Actual Portfolio holdings that formed the basis for its calculation of NAV at the end of the prior Business Day (the Portfolio Overlap), is available by visiting the fund’s website www.schwabassetmanagement.com.
Because environmental, social and governance (ESG) strategies exclude some securities, ESG-focused products may not be able to take advantage of the same opportunities or market trends as products that do not use such strategies. Additionally, the criteria used to select companies for investment may result in investing in securities, industries or sectors that underperform the market as a whole.

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MFR60994-12
00284396

Annual Report | February 28, 2023
Schwab Fundamental Index* ETFs

Schwab Fundamental U.S. Broad Market Index ETF	FNDB
Schwab Fundamental U.S. Large Company Index ETF	FNDX
Schwab Fundamental U.S. Small Company Index ETF	FNDA
Schwab Fundamental International Large Company Index ETF	FNDF
Schwab Fundamental International Small Company Index ETF	FNDC
Schwab Fundamental Emerging Markets Large Company Index ETF	FNDE
*
SCHWAB is a registered trademark of Charles Schwab & Co., Inc.
FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

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In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the Portfolio Holdings are sub-categories of Sector classifications.
Schwab Fundamental Index ETFs | Annual Report1

Schwab Fundamental Index ETFs
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.

Total Returns for the 12 Months Ended February 28, 2023
Schwab Fundamental U.S. Broad Market Index ETF (Ticker Symbol: FNDB)
Market Price Return[1]	-1.54%
NAV Return[1]	-1.63%
Russell RAFITM US Index	-1.36%
Russell 3000® Index	-8.07%
ETF Category: Morningstar Large Value[2]	-2.03%
Performance Details	pages 6-8

Schwab Fundamental U.S. Large Company Index ETF (Ticker Symbol: FNDX)
Market Price Return[1]	-1.66%
NAV Return[1]	-1.61%
Russell RAFITM US Large Company Index	-1.33%
Russell 1000® Index	-8.21%
ETF Category: Morningstar Large Value[2]	-2.03%
Performance Details	pages 9-11

Schwab Fundamental U.S. Small Company Index ETF (Ticker Symbol: FNDA)
Market Price Return[1]	-2.28%
NAV Return[1]	-2.13%
Russell RAFITM US Small Company Index	-2.00%
Russell 2000® Index	-6.02%
ETF Category: Morningstar Small Blend[2]	-3.37%
Performance Details	pages 12-14
Total Returns for the 12 Months Ended February 28, 2023
Schwab Fundamental International Large Company Index ETF (Ticker Symbol: FNDF)
Market Price Return[1]	-0.80%
NAV Return[1]	-0.91%
Russell RAFITM Developed ex US Large Company Index (Net)*	-0.87%
MSCI EAFE® Index (Net)*	-3.14%
ETF Category: Morningstar Foreign Large Value[2]	-1.89%
Performance Details	pages 15-17

Schwab Fundamental International Small Company Index ETF (Ticker Symbol: FNDC)
Market Price Return[1]	-6.99%
NAV Return[1]	-6.91%
Russell RAFITM Developed ex US Small Company Index (Net)*	-6.63%
S&P Developed ex-U.S. Small Cap Index (Net)*	-9.26%
ETF Category: Morningstar Foreign Small/Mid Value[2]	-2.44%
Performance Details	pages 18-20

Schwab Fundamental Emerging Markets Large Company Index ETF (Ticker Symbol: FNDE)
Market Price Return[1]	-10.66%
NAV Return[1]	-8.72%
Russell RAFITM Emerging Markets Large Company Index (Net)*	-12.26%
MSCI Emerging Markets Index (Net)*	-15.28%
ETF Category: Morningstar Diversified Emerging Markets[2]	-13.62%
Performance Details	pages 21-23

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for each fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — The Schwab Fundamental Index ETFs are not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFI™ Index Series (the Indices) or otherwise. The Indices are compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Indices and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. Charles Schwab Investment Management, Inc. has obtained full license from Russell to use the Indices. For full disclaimer please see the funds’ statement of additional information.
*
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
1
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
2Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental Index ETFs
The Investment Environment

For the 12-month reporting period ended February 28, 2023, U.S. and international equity markets lost ground as inflation spiked, interest rates rose, and economic growth around the world slowed. The ongoing war between Russia and Ukraine and the continuing, albeit uneven, fallout from the COVID-19 pandemic weighed on economies and markets around the world. The U.S. dollar rose against a basket of foreign currencies through October 2022, but generally declined through the remainder of the reporting period, ending it slightly higher than it began. For the reporting period, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned -7.69%. Among U.S. stocks, both large-cap stocks and small-cap stocks lost ground, with the Russell 1000® Index and the Russell RAFI™ US Large Company Index returning -8.21% and -1.33%, respectively, and the Russell 2000®Index and Russell RAFI™ US Small Company Index returning -6.02% and -2.00%, respectively. U.S. growth stocks underperformed U.S. value stocks. Among international markets, the MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, and the Russell RAFI™ Developed ex US Large Company Index (Net)* returned -3.14% and -0.87%, respectively, and the MSCI Emerging Markets Index (Net)* and the Russell RAFI™ Emerging Markets Large Company Index (Net)* returned -15.28% and -12.26%, respectively.
In the United States, amid fading government stimuli, ongoing supply chain disruptions, persisting inflation, and a widening trade deficit, gross domestic product (GDP) contracted for the first and second quarters of 2022, decreasing at an annualized rate of -1.6% and -0.6%, respectively. GDP grew in the last two quarters, at an annualized rate of 3.2% and 2.6% for the third and fourth quarters, respectively. Inflation rose steadily in the first half of 2022, hitting a 40-year high in June 2022, before declining through the end of the reporting period, as certain consumer and energy prices began to recede. The unemployment rate remained low despite inflationary pressures, ending the reporting period near pre-pandemic lows.
Asset Class Performance Comparison % returns during the 12 months ended February 28, 2023

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not a guarantee of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and Schwab Asset Management.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
Schwab Fundamental Index ETFs | Annual Report3

Schwab Fundamental Index ETFs
The Investment Environment (continued)

Outside the United States, conditions were similar. The eurozone, despite considerable headwinds, managed to maintain positive, albeit waning, GDP growth throughout 2022 as COVID-19 restrictions eased and tourism increased in response to pent-up demand. The United Kingdom posted small gains in GDP growth for the first and second quarters of 2022, in part driven by increased COVID-19 testing and tracing and an expansion of its vaccination program, contracted slightly in the third quarter, and rose slightly for the fourth quarter. Japan’s GDP growth vacillated within a small range throughout 2022. Among emerging markets, China’s GDP growth remained positive during the reporting period but slowed notably as it dealt with numerous headwinds including political turbulence, COVID-19 lockdowns and quarantines, and a severe property downturn, as a result of stalled demand, a decline in financing for property development, halted construction on in progress projects, and homeowners pausing payment of their mortgages on incomplete builds. Although India posted positive gains in GDP for all four quarters of 2022, its growth slowed over the year, in part due to reductions in private spending as borrowing costs escalated. Oil prices peaked at over $120 per barrel in early March 2022 as sanctions were imposed on Russian imports—and again in June on supply-and-demand imbalances—but generally retreated for the rest of the reporting period, ending at just under $80 per barrel.
Monetary policy around the world varied as central banks responded to the changing conditions. In the United States, after maintaining the federal funds rate in a range of 0.00% to 0.25% from mid-March 2020 through mid-March 2022, the U.S. Federal Reserve (Fed) shifted its stance as inflation continued to rise and indicators of economic activity and employment continued to strengthen. After issuing successively stronger signals that interest rates could begin to rise sooner in 2022 than previously anticipated, the Fed raised the federal funds rate eight times during the reporting period. The federal funds rate ended the reporting period in a range of 4.50% to 4.75%. The Fed wrapped up its bond-buying program in March 2022, and in June 2022 began to reduce the $9 trillion in assets held on its balance sheet, vowing to be even more aggressive than during its last round of quantitative tightening between 2017 and 2019. In developed international countries, central banks generally followed suit. The European Central Bank raised its interest rate five times over the reporting period in an effort to dampen demand and control inflation, which rose into double digits in October. The Bank of England raised its key official bank rate eight times during the reporting period, bringing borrowing costs to a 14-year high as it wrestled with soaring inflation. In contrast, the Bank of Japan continued to uphold its short-term interest rate target of -0.1%, unchanged since 2016, but in late December 2022 unexpectedly announced that it would widen the band around the yield target on its 10-year government bond, which pushed the yen higher. Monetary policy rates in emerging markets for the most part rose, with central banks in India, Indonesia, Brazil, Mexico, and Pakistan all raising their rates multiple times over the reporting period in an effort to counteract the impacts of inflation. In contrast, after cutting its prime rate in August 2022, China left its rate unchanged through the remainder of the reporting period. Loan demand began to rebound as China finally eased its stringent COVID-19 policies in early 2023. Russia, which had raised its benchmark policy rate to 20% in February 2022 amid the broadening fallout of Western sanctions in retaliation against its invasion of Ukraine, reduced it several times during the reporting period.
4Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental Index ETFs
Fund Management

Christopher Bliss, CFA, Managing Director and Head of Passive Equity Strategies for Schwab Asset
Management, is responsible for overseeing the investment process and portfolio management of investment strategies for passive equity Schwab Funds and Schwab ETFs. Before joining Schwab in 2016, Mr. Bliss spent
12 years at BlackRock (formerly Barclays Global Investors) managing and leading institutional index teams, most recently as a managing director and the head of the Americas institutional index team. In this role, Mr.
Bliss was responsible for overseeing a team of portfolio managers managing domestic, developed international and emerging markets index strategies. Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

Jeremy Brown, CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental
U.S. Large Company Index ETF, and Schwab Fundamental U.S. Small Company Index ETF. Prior to joining
Schwab in 2017, Mr. Brown spent six years with ALPS Advisors, Inc. in Denver, most recently as a senior analyst on the ETF portfolio management and research team where he performed portfolio management, trading, and analytics/research functions for ALPS ETFs and passive funds. Additionally, Mr. Brown led a number of investment research, commentary, industry trend analysis, and sales and marketing support initiatives.

Chuck Craig[1], CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the oversight and day-to-day co-management of the Schwab Fundamental International Large Company Index ETF, Schwab
Fundamental International Small Company Index ETF, and Schwab Fundamental Emerging Markets Large
Company Index ETF. Prior to joining Schwab in 2012, Mr. Craig worked at Guggenheim Funds (formerly
Claymore Group), where he spent more than five years as a managing director of portfolio management and supervision, and three years as vice president of product research and development. Prior to that, he worked as an equity research analyst at First Trust Portfolios (formerly Niké Securities), and a trader and analyst at
PMA Securities, Inc.

Ferian Juwono, CFA, Senior Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental
U.S. Large Company Index ETF, and Schwab Fundamental U.S. Small Company Index ETF. Prior to joining
Schwab in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors) where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and two years as a senior business analyst. Prior to that, Mr. Juwono worked for more than four years as a senior financial analyst with Union Bank of California.

David Rios, Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the Schwab Fundamental International Large Company Index ETF, Schwab Fundamental
International Small Company Index ETF, and Schwab Fundamental Emerging Markets Large Company Index
ETF. Prior to this role, Mr. Rios was an associate portfolio manager on the equity index strategies team for four years. His first role with Schwab Asset Management was as a trade operations specialist. Prior to joining
Schwab in 2008, Mr. Rios was a senior fund accountant at Investors Bank & Trust (subsequently acquired by
State Street Corporation).

Sabya Sinha, Portfolio Manager for Schwab Asset Management, is responsible for the day-to-day co-management of the Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large
Company Index ETF, and Schwab Fundamental U.S. Small Company Index ETF. Prior to joining Schwab in
2015, Mr. Sinha spent a year at F-Squared Investments on the product development and analytics team. Prior to F-Squared, he worked at IndexIQ Advisors as a senior index portfolio manager for three years and for Bank of America’s Columbia Management subsidiary as a portfolio manager for three years. Mr. Sinha also spent time as a software consultant at DPM Mellon, LLC and an equity trader at Jane Street Capital.

1
Effective on or about May 5, 2023, Chuck Craig will retire and will no longer serve as senior portfolio manager of the Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF, and Schwab Fundamental Emerging Markets Large Company Index ETF.
Schwab Fundamental Index ETFs | Annual Report5

Schwab Fundamental U.S. Broad Market Index ETF as of February 28, 2023

The Schwab Fundamental U.S. Broad Market Index ETF’s (the fund) goal is to track as closely as possible, before fees and expenses, the total return of the Russell RAFITM US Index (the index). The index measures the performance of the constituent companies by fundamental overall company scores, which are created using as the universe the U.S. companies in the FTSE Global Total Cap Index. To pursue its investment objective, the fund invests in a representative sample of the securities included in the index which, when taken together, are expected to perform similarly to the index as a whole. Due to the use of sampling techniques, the fund may not hold all of the securities in the index. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. For the 12-month reporting period ended February 28, 2023, U.S. equity markets lost ground as inflation spiked, interest rates rose, and economic growth around the world slowed. The ongoing war between Russia and Ukraine and the continuing, albeit uneven, fallout from the COVID-19 pandemic weighed on economies and markets around the world. Among U.S. stocks, both large-cap stocks and small-cap stocks lost ground, and U.S. growth stocks underperformed U.S. value stocks.
Performance. For the 12-month reporting period ended February 28, 2023, the fund generally tracked the index. The fund’s market price return was -1.54% and its NAV return was -1.63% (for an explanation of the market price and NAV returns, please refer to footnote 2 on the following page). The index returned -1.36% during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, the trading and management costs incurred by the fund and not the index.
Contributors and Detractors. The information technology sector detracted the most from the total return of the fund. Stocks in the information technology sector represented an average weight of approximately 16% of the fund’s investments and returned approximately -11% for the reporting period. One example from this sector is Intel Corp., which designs, manufactures, and sells computer components and related products. The fund’s holdings of Intel Corp. represented an average weight of approximately 1% of the fund’s investments and returned approximately -45% for the reporting period.
The communications services sector also detracted from the total return of the fund, representing an average weight of approximately 8% of the fund’s investments and returning approximately -20% for the reporting period.
The energy sector contributed the most to the total return of the fund. Stocks in the energy sector represented an average weight of approximately 9% of the fund’s investments and returned approximately 32% for the reporting period. One example from this sector is Exxon Mobil Corp., which operates petroleum and petro chemicals businesses. The fund’s holdings of Exxon Mobil Corp. represented an average weight of approximately 3% of the fund’s investments and returned approximately 45% for the reporting period.
The industrials sector also contributed to the total return of the fund, representing an average weight of approximately 11% of the fund’s investments and returning approximately 5% for the reporting period.

Management views and portfolio holdings may have changed since the report date.
6Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental U.S. Broad Market Index ETF
Performance and Fund Facts as of February 28, 2023

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Performance of Hypothetical $10,000 Investment (August 15, 2013 – February 28, 2023)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	Since Inception*
Fund: Schwab Fundamental U.S. Broad Market Index ETF (8/15/13)
Market Price Return[2]	-1.54%	10.38%	10.79%
NAV Return[2]	-1.63%	10.41%	10.78%
Russell RAFITM US Index	-1.36%	10.67%	11.07%
Russell 3000® Index	-8.07%	9.42%	11.07%
ETF Category: Morningstar Large Value[3]	-2.03%	7.53%	N/A
Fund Expense Ratio[4]: 0.25%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — The Schwab Fundamental U.S. Broad Market Index ETF is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFI™ US Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. Charles Schwab Investment Management, Inc. has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
*
Inception (8/15/13) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
4
As stated in the prospectus.
Schwab Fundamental Index ETFs | Annual Report7

Schwab Fundamental U.S. Broad Market Index ETF
Performance and Fund Facts as of February 28, 2023 (continued)

Statistics1
Number of Holdings	1,690
Weighted Average Market Cap (millions)	$262,071
Price/Earnings Ratio (P/E)	14.6
Price/Book Ratio (P/B)	2.3
Portfolio Turnover Rate	12%[2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
1
Excludes derivatives.
2
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
3
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
4
This list is not a recommendation of any security by the investment adviser.
8Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental U.S. Large Company Index ETF as of February 28, 2023

The Schwab Fundamental U.S. Large Company Index ETF’s (the fund) goal is to track as closely as possible, before fees and expenses, the total return of the Russell RAFITM US Large Company Index (the index). The index measures the performance of the large company size segment by fundamental overall company scores, which are created using as the universe the U.S. companies in the FTSE Global Total Cap Index. To pursue its investment objective, the fund uses a replication investment approach and generally gives the same weight to a given stock as the index does. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. For the 12-month reporting period ended February 28, 2023, U.S. equity markets lost ground as inflation spiked, interest rates rose, and economic growth around the world slowed. The ongoing war between Russia and Ukraine and the continuing, albeit uneven, fallout from the COVID-19 pandemic weighed on economies and markets around the world. Among U.S. stocks, both large-cap stocks and small-cap stocks lost ground, and U.S. growth stocks underperformed U.S. value stocks.
Performance. For the 12-month reporting period ended February 28, 2023, the fund generally tracked the index. The fund’s market price return was -1.66% and its NAV return was -1.61% (for an explanation of the market price and NAV returns, please refer to footnote 2 on the following page). The index returned -1.33% during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, the trading and management costs incurred by the fund and not the index.
Contributors and Detractors. The information technology sector detracted the most from the total return of the fund. Stocks in the information technology sector represented an average weight of approximately 16% of the fund’s investments and returned approximately -11% for the reporting period. One example from this sector is Intel Corp., which designs, manufactures, and sells computer components and related products. The fund’s holdings of Intel Corp. represented an average weight of approximately 1% and returned approximately -45% for the reporting period.
The communications services sector also detracted from the total return of the fund, representing an average weight of approximately 8% of the fund’s investments and returning approximately -19% for the reporting period.
The energy sector contributed the most to the total return of the fund. Stocks in the energy sector represented an average weight of approximately 10% of the fund’s investments and returned approximately 32% for the reporting period. One example from this sector is Exxon Mobil Corp., which operates petroleum and petro chemicals businesses. The fund’s holdings of Exxon Mobil Corp. represented an average weight of approximately 3% of the fund’s investments and returned approximately 45% for the reporting period.
The health care sector also contributed to the total return of the fund, representing an average weight of approximately 13% of the fund’s investments and returning approximately 4% for the reporting period.

Management views and portfolio holdings may have changed since the report date.
Schwab Fundamental Index ETFs | Annual Report9

Schwab Fundamental U.S. Large Company Index ETF
Performance and Fund Facts as of February 28, 2023

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Performance of Hypothetical $10,000 Investment (August 15, 2013 – February 28, 2023)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	Since Inception*
Fund: Schwab Fundamental U.S. Large Company Index ETF (8/15/13)
Market Price Return[2]	-1.66%	10.54%	10.88%
NAV Return[2]	-1.61%	10.55%	10.89%
Russell RAFITM US Large Company Index	-1.33%	10.81%	11.18%
Russell 1000® Index	-8.21%	9.68%	11.33%
ETF Category: Morningstar Large Value[3]	-2.03%	7.53%	N/A
Fund Expense Ratio[4]: 0.25%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — The Schwab Fundamental U.S. Large Company Index ETF is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFI™ US Large Company Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. Charles Schwab Investment Management, Inc. has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
*
Inception (8/15/13) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
4
As stated in the prospectus.
10Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental U.S. Large Company Index ETF
Performance and Fund Facts as of February 28, 2023 (continued)

Statistics1
Number of Holdings	725
Weighted Average Market Cap (millions)	$283,890
Price/Earnings Ratio (P/E)	14.6
Price/Book Ratio (P/B)	2.3
Portfolio Turnover Rate	12%[2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
1
Excludes derivatives.
2
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
3
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
4
This list is not a recommendation of any security by the investment adviser.
Schwab Fundamental Index ETFs | Annual Report11

Schwab Fundamental U.S. Small Company Index ETF as of February 28, 2023

The Schwab Fundamental U.S. Small Company Index ETF’s (the fund) goal is to track as closely as possible, before fees and expenses, the total return of the Russell RAFITM US Small Company Index (the index). The index measures the performance of the small company size segment by fundamental overall company scores, which are created using as the universe the U.S. companies in the FTSE Global Total Cap Index. To pursue its investment objective, the fund uses a replication investment approach and generally gives the same weight to a given stock as the index does. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. For the 12-month reporting period ended February 28, 2023, U.S. equity markets lost ground as inflation spiked, interest rates rose, and economic growth around the world slowed. The ongoing war between Russia and Ukraine and the continuing, albeit uneven, fallout from the COVID-19 pandemic weighed on economies and markets around the world. Among U.S. stocks, both large-cap stocks and small-cap stocks lost ground, and U.S. growth stocks underperformed U.S. value stocks.
Performance. For the 12-month reporting period ended February 28, 2023, the fund generally tracked the index. The fund’s market price return was -2.28% and the fund’s NAV return was -2.13% (for an explanation of the market price and NAV returns, please refer to footnote 2 on the following page). The index returned -2.00% during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, the trading and management costs incurred by the fund and not the index.
Contributors and Detractors. The real estate sector detracted the most from the total return of the fund. Stocks from the real estate sector represented an average weight of approximately 9% of the fund’s investments and returned approximately -19% for the reporting period. One example from this sector is Uniti Group, Inc., which provides wireless infrastructure solutions for the communications industry. The fund’s holdings of Uniti Group, Inc. represented an average weight of less than 1% of the fund’s investments and returned approximately -55% for the reporting period.
The communications services sector also detracted from the total return of the fund, representing an average weight of approximately 4% of the fund’s investments and returning approximately -24% for the reporting period.
The energy sector contributed the most to the total return of the fund. Stocks in the energy sector represented an average weight of approximately 7% of the fund’s investments and returned approximately 43% for the reporting period. One example from this sector is Scorpio Tankers, Inc., a shipping company that provides seaborne transportation of crude oil and other petroleum products. The fund’s holdings of Scorpio Tankers, Inc. represented an average weight of less than 1% of the fund’s investments and returned approximately 252% for the reporting period.
The industrials sector also contributed to the total return of the fund, representing an average weight of approximately 19% of the fund’s investments and returning approximately 4% for the reporting period.

Management views and portfolio holdings may have changed since the report date.
12Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental U.S. Small Company Index ETF
Performance and Fund Facts as of February 28, 2023

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Performance of Hypothetical $10,000 Investment (August 15, 2013 – February 28, 2023)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	Since Inception*
Fund: Schwab Fundamental U.S. Small Company Index ETF (8/15/13)
Market Price Return[2]	-2.28%	8.27%	9.26%
NAV Return[2]	-2.13%	8.29%	9.27%
Russell RAFITM US Small Company Index	-2.00%	8.47%	9.51%
Russell 2000® Index	-6.02%	6.01%	7.85%
ETF Category: Morningstar Small Blend[3]	-3.37%	6.85%	N/A
Fund Expense Ratio[4]: 0.25%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Small-company stocks may be subject to greater volatility than many other asset classes.
Index ownership — The Schwab Fundamental U.S. Small Company Index ETF is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFI™ US Small Company Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. Charles Schwab Investment Management, Inc. has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
*
Inception (8/15/13) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
4
As stated in the prospectus.
Schwab Fundamental Index ETFs | Annual Report13

Schwab Fundamental U.S. Small Company Index ETF
Performance and Fund Facts as of February 28, 2023 (continued)

Statistics1
Number of Holdings	967
Weighted Average Market Cap (millions)	$5,043
Price/Earnings Ratio (P/E)	13.5
Price/Book Ratio (P/B)	1.8
Portfolio Turnover Rate	24%[2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
1
Excludes derivatives.
2
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
3
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
4
This list is not a recommendation of any security by the investment adviser.
14Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental International Large Company Index ETF as of February 28, 2023

The Schwab Fundamental International Large Company Index ETF’s (the fund) goal is to track as closely as possible, before fees and expenses, the total return of the Russell RAFITM Developed ex US Large Company Index (the index). The index measures the performance of the large company size segment by fundamental overall company scores, which are created using as the universe the developed ex U.S. companies in the FTSE Global Total Cap Index. To pursue its investment objective, the fund invests in a representative sample of the securities included in the index which, when taken together, are expected to perform similarly to the index as a whole. Due to the use of sampling techniques, the fund may not hold all of the securities in the index. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. For the 12-month reporting period ended February 28, 2023, U.S. and international equity markets lost ground as inflation spiked, interest rates rose, and economic growth around the world slowed. The ongoing war between Russia and Ukraine and the continuing, albeit uneven, fallout from the COVID-19 pandemic weighed on economies and markets around the world. Among U.S. and international stocks, both large-cap stocks and small-cap stocks lost ground, and growth stocks underperformed value stocks. The U.S. dollar rose against a basket of foreign currencies through October 2022, but generally declined through the remainder of the reporting period, ending it slightly higher than it began.
Performance. For the 12-month reporting period ended February 28, 2023, the fund generally tracked the index. The fund’s market price return was -0.80% and its NAV return was -0.91% (for an explanation of the market price and NAV returns, please refer to footnote 2 on the following page). The index returned -0.87%1 during the same period.
Contributors and Detractors. Stocks from France contributed the most to the total return of the fund. French stocks represented an average weight of approximately 8% of the fund’s investments and returned approximately 10% in U.S. dollar terms for the reporting period. One example from this market is TotalEnergies SE, which produces, transports, and supplies crude oil, natural gas, and low carbon electricity, as well as refines petrochemical products. The fund’s holdings of TotalEnergies SE represented an average weight of approximately 1% of the fund’s investments and returned approximately 30% in U.S. dollar terms for the reporting period.
Stocks from the United Kingdom also contributed to the total return of the fund, representing an average weight of approximately 17% of the fund’s investments and returning approximately 5% in U.S. dollar terms for the reporting period.
Stocks from Japan detracted the most from the total return of the fund. Japanese stocks represented an average weight of approximately 26% of the fund’s investments and returned approximately -5% in U.S. dollar terms for the reporting period. One example from this market is Toyota Motor Corp, which manufactures, sells, leases, and repairs passenger cars, trucks, buses, and their related parts worldwide. The fund’s holdings of Toyota Motor Corp. represented an average weight of approximately 1% of the fund’s investments and returned approximately -24% in U.S. dollar terms for the reporting period.
Stocks from the Republic of Korea also detracted from the total return of the fund, representing an average weight of approximately 6% of the fund’s investments and retuning approximately -16% in U.S. dollar terms for the reporting period.

Management views and portfolio holdings may have changed since the report date.
1
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
Schwab Fundamental Index ETFs | Annual Report15

Schwab Fundamental International Large Company Index ETF
Performance and Fund Facts as of February 28, 2023

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Performance of Hypothetical $10,000 Investment (August 15, 2013 – February 28, 2023)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	Since Inception*
Fund: Schwab Fundamental International Large Company Index ETF (8/15/13)
Market Price Return[2]	-0.80%	3.62%	4.84%
NAV Return[2]	-0.91%	3.62%	4.87%
Russell RAFITM Developed ex US Large Company Index (Net)[3]	-0.87%	3.65%	4.98%
MSCI EAFE® Index (Net)[3]	-3.14%	2.64%	4.18%
ETF Category: Morningstar Foreign Large Value[4]	-1.89%	1.82%	N/A
Fund Expense Ratio[5]: 0.25%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Index ownership — The Schwab Fundamental International Large Company Index ETF is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFI™ Developed ex US Large Company Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. Charles Schwab Investment Management, Inc. has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
*
Inception (8/15/13) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
4
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
5
As stated in the prospectus.
16Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental International Large Company Index ETF
Performance and Fund Facts as of February 28, 2023 (continued)

Statistics1
Number of Holdings	941
Weighted Average Market Cap (millions)	$63,043
Price/Earnings Ratio (P/E)	9.9
Price/Book Ratio (P/B)	1.1
Portfolio Turnover Rate	15%[2]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets4

Country Weightings % of Investments5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
1
Excludes derivatives.
2
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
3
Amount is less than 0.05%.
4
This list is not a recommendation of any security by the investment adviser.
5
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
Schwab Fundamental Index ETFs | Annual Report17

Schwab Fundamental International Small Company Index ETF as of February 28, 2023

The Schwab Fundamental International Small Company Index ETF’s (the fund) goal is to track as closely as possible, before fees and expenses, the total return of the Russell RAFITM Developed ex US Small Company Index (the index). The index measures the performance of the small company size segment by fundamental overall company scores, which are created using as the universe the developed ex U.S. companies in the FTSE Global Total Cap Index. To pursue its investment objective, the fund invests in a representative sample of the securities included in the index which, when taken together, are expected to perform similarly to the index as a whole. Due to the use of sampling techniques, the fund may not hold all of the securities in the index. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. For the 12-month reporting period ended February 28, 2023, U.S. and international equity markets lost ground as inflation spiked, interest rates rose, and economic growth around the world slowed. The ongoing war between Russia and Ukraine and the continuing, albeit uneven, fallout from the COVID-19 pandemic weighed on economies and markets around the world. Among U.S. and international stocks, both large-cap stocks and small-cap stocks lost ground, and growth stocks underperformed value stocks. The U.S. dollar rose against a basket of foreign currencies through October 2022, but generally declined through the remainder of the reporting period, ending it slightly higher than it began.
Performance. For the 12-month reporting period ended February 28, 2023, the fund generally tracked the index. The fund’s market price return was -6.99% and its NAV return was -6.91% (for an explanation of the market price and NAV returns, please refer to footnote 2 on the following page). The index returned -6.63%1 during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, the trading and management costs incurred by the fund and not the index.
Contributors and Detractors. Stocks from Japan detracted the most from the total return of the fund. Japanese stocks represented an average weight of approximately 34% of the fund’s investments and returned approximately -6% in U.S. dollar terms for the reporting period. One example from this market is Nichi-iko Pharmaceutical Co., Ltd., which manufactures and sells prescription drugs. The fund’s holdings of Nichi-iko Pharmaceutical Co., Ltd. represented an average weight of less than 1% of the fund’s investments and returned approximately -95% in U.S. dollar terms for the reporting period.
Stocks from the Republic of Korea also detracted from the total return of the fund, representing an average weight of approximately 8% of the fund’s investments and returning approximately -10% in U.S. dollar terms for the reporting period.
Stocks from Denmark contributed the most to the total return of the fund. Danish stocks represented an average weight of approximately 2% of the fund’s investments and returned approximately 10% in U.S. dollar terms for the reporting period. One example from this market is D/S Norden A/S, an international shipping company. The fund’s holdings of D/S Norden A/S represented an average weight of less than 1% of the fund’s investments and returned approximately 242% in U.S. dollar terms for the reporting period.
Stocks from Finland also contributed to the total return of the fund, representing an average weight of approximately 1% of the fund’s investments and returning approximately 3% in U.S. dollar terms for the reporting period.

Management views and portfolio holdings may have changed since the report date.
1
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
18Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental International Small Company Index ETF
Performance and Fund Facts as of February 28, 2023

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Performance of Hypothetical $10,000 Investment (August 15, 2013 – February 28, 2023)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	Since Inception*
Fund: Schwab Fundamental International Small Company Index ETF (8/15/13)
Market Price Return[2]	-6.99%	0.44%	4.84%
NAV Return[2]	-6.91%	0.43%	4.88%
Russell RAFITM Developed ex US Small Company Index (Net)[3]	-6.63%	0.64%	5.23%
S&P Developed ex-U.S. Small Cap Index (Net)[3]	-9.26%	0.72%	4.96%
ETF Category: Morningstar Foreign Small/Mid Value[4]	-2.44%	1.21%	N/A
Fund Expense Ratio[5]: 0.39%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Small-company stocks may be subject to greater volatility than many other asset classes.
Index ownership — The Schwab Fundamental International Small Company Index ETF is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFI™ Developed ex US Small Company Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. Charles Schwab Investment Management, Inc. has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
*
Inception (8/15/13) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
4
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
5
As stated in the prospectus.
Schwab Fundamental Index ETFs | Annual Report19

Schwab Fundamental International Small Company Index ETF
Performance and Fund Facts as of February 28, 2023 (continued)

Statistics1
Number of Holdings	1,770
Weighted Average Market Cap (millions)	$3,381
Price/Earnings Ratio (P/E)	10.4
Price/Book Ratio (P/B)	1.0
Portfolio Turnover Rate	30%[2]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets3

Country Weightings % of Investments4

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
1
Excludes derivatives.
2
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
3
This list is not a recommendation of any security by the investment adviser.
4
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
20Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental Emerging Markets Large Company Index ETF as of February 28, 2023

The Schwab Fundamental Emerging Markets Large Company Index ETF’s (the fund) goal is to track as closely as possible, before fees and expenses, the total return of the Russell RAFITM Emerging Markets Large Company Index (the index). The index measures the performance of the large company size segment by fundamental overall company scores, which are created using as the universe the emerging markets companies in the FTSE Global Total Cap Index. To pursue its investment objective, the fund invests in a representative sample of the securities included in the index which, when taken together, are expected to perform similarly to the index as a whole. Due to the use of sampling techniques, the fund may not hold all of the securities in the index. For more information concerning the fund’s investment objective, strategies, and risks, please see the fund’s prospectus.
Market Highlights. For the 12-month reporting period ended February 28, 2023, U.S. and international equity markets lost ground as inflation spiked, interest rates rose, and economic growth around the world slowed. The ongoing war between Russia and Ukraine and the continuing, albeit uneven, fallout from the COVID-19 pandemic weighed on economies and markets around the world. Among U.S. and international stocks, both large-cap stocks and small-cap stocks lost ground, and growth stocks underperformed value stocks. The U.S. dollar rose against a basket of foreign currencies through October 2022, but generally declined through the remainder of the reporting period, ending it slightly higher than it began.
Performance. For the 12-month reporting period ended February 28, 2023, the fund’s market price return was -10.66% and its NAV return was -8.72% (for an explanation of the market price and NAV returns, please refer to footnote 2 on the following page). The index returned -12.26%1 during the same period. Stocks from Russia were the largest contributors to the fund’s outperformance relative to the index. Russian securities were removed from the index in March 2022. Some of these securities were sold by the fund during the reporting period and some are illiquid and still held by the fund at fair value2 prices.
Contributors and Detractors. Stocks from Turkey contributed the most to the total return of the fund. Turkish stocks represented an average weight of approximately 2% of the fund’s investments and returned approximately 97% in U.S. dollar terms for the reporting period. One example from this market is Turk Hava Yollari AO, also known as Turkish Airlines, which provides passenger and cargo air transportation services. The fund’s holdings of Turk Hava Yollari AO represented an average weight of less than 1% of the fund’s investments and returned approximately 311% in U.S. dollar terms for the reporting period.
Stocks from Mexico also contributed to the total return of the fund, representing an average weight of approximately 4% of the fund’s investments and returning approximately 12% in U.S. dollar terms for the reporting period.
Stocks from China detracted the most from the total return of the fund. Chinese stocks represented an average weight of approximately 32% of the fund’s investments and returned approximately -9% in U.S. dollar terms for the reporting period. One example from this sector is China Construction Bank Corp., which provides banking services. The fund’s Class H holdings of China Construction Bank Corp. represented an average weight of approximately 4% of the fund’s investments and returned approximately -12% in U.S. dollar terms for the reporting period.
Stocks from Taiwan also detracted from the total return of the fund, representing an average weight of approximately 18% of the fund’s investments and returning approximately -10% in U.S. dollar terms for the reporting period.

Management views and portfolio holdings may have changed since the report date.
1
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
2
Fair valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees (see financial note 2(a) for additional information).
Schwab Fundamental Index ETFs | Annual Report21

Schwab Fundamental Emerging Markets Large Company Index ETF
Performance and Fund Facts as of February 28, 2023

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Performance of Hypothetical $10,000 Investment (August 15, 2013 – February 28, 2023)1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	Since Inception*
Fund: Schwab Fundamental Emerging Markets Large Company Index ETF (8/15/13)
Market Price Return[2]	-10.66%	-0.32%	2.87%
NAV Return[2]	-8.72%	-0.45%	2.89%
Russell RAFITM Emerging Markets Large Company Index (Net)[3]	-12.26%	-0.20%	3.31%
MSCI Emerging Markets Index (Net)[3]	-15.28%	-1.87%	2.33%
ETF Category: Morningstar Diversified Emerging Markets[4]	-13.62%	-1.43%	N/A
Fund Expense Ratio[5]: 0.39%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Emerging markets involve heightened risks related to the same factors as international investing, as well as increased volatility and lower trading volume.
Index ownership — The Schwab Fundamental Emerging Markets Large Company Index ETF is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFI™ Emerging Markets Large Company Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. Charles Schwab Investment Management, Inc. has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
*
Inception (8/15/13) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
4
Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
5
As stated in the prospectus.
22Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental Emerging Markets Large Company Index ETF
Performance and Fund Facts as of February 28, 2023 (continued)

Statistics1
Number of Holdings	348
Weighted Average Market Cap (millions)	$77,256
Price/Earnings Ratio (P/E)	6.9
Price/Book Ratio (P/B)	1.2
Portfolio Turnover Rate	28%[2]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets3

Country Weightings % of Investments4

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
1
Excludes derivatives.
2
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
3
This list is not a recommendation of any security by the investment adviser.
4
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
Schwab Fundamental Index ETFs | Annual Report23

Schwab Fundamental Index ETFs
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning September 1, 2022 and held through February 28, 2023.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED) [1]	BEGINNING ACCOUNT VALUE AT 9/1/22	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 2/28/23	EXPENSES PAID DURING PERIOD 9/1/22-2/28/23 [2]
Schwab Fundamental U.S. Broad Market Index ETF
Actual Return	0.25%	$1,000.00	$1,049.60	$1.27
Hypothetical 5% Return	0.25%	$1,000.00	$1,023.55	$1.25
Schwab Fundamental U.S. Large Company Index ETF
Actual Return	0.25%	$1,000.00	$1,046.90	$1.27
Hypothetical 5% Return	0.25%	$1,000.00	$1,023.55	$1.25
Schwab Fundamental U.S. Small Company Index ETF
Actual Return	0.25%	$1,000.00	$1,080.40	$1.29
Hypothetical 5% Return	0.25%	$1,000.00	$1,023.55	$1.25
Schwab Fundamental International Large Company Index ETF
Actual Return	0.25%	$1,000.00	$1,128.80	$1.32
Hypothetical 5% Return	0.25%	$1,000.00	$1,023.55	$1.25
Schwab Fundamental International Small Company Index ETF
Actual Return	0.39%	$1,000.00	$1,085.90	$2.02
Hypothetical 5% Return	0.39%	$1,000.00	$1,022.86	$1.96
Schwab Fundamental Emerging Markets Large Company Index ETF
Actual Return	0.39%	$1,000.00	$1,016.20	$1.95
Hypothetical 5% Return	0.39%	$1,000.00	$1,022.86	$1.96

[1]	Based on the most recent six-month expense ratio.
[2]
Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days in the period, and divided by 365 days in the fiscal year.

24Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental U.S. Broad Market Index ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	3/1/22– 2/28/23	3/1/21– 2/28/22	3/1/20– 2/28/21	3/1/19– 2/29/20	3/1/18– 2/28/19
Per-Share Data
Net asset value at beginning of period	$56.34	$48.26	$37.17	$37.60	$36.95
Income (loss) from investment operations:
Net investment income (loss)[1]	1.08	0.98	0.92	0.94	0.84
Net realized and unrealized gains (losses)	(2.05)	8.04	11.13	(0.43)	0.62
Total from investment operations	(0.97)	9.02	12.05	0.51	1.46
Less distributions:
Distributions from net investment income	(1.04)	(0.94)	(0.96)	(0.94)	(0.81)
Net asset value at end of period	$54.33	$56.34	$48.26	$37.17	$37.60
Total return	(1.63%)	18.80%	33.35%	1.25%	3.98%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25%[2]	0.25%	0.25%	0.25%	0.25%
Net investment income (loss)	2.02%	1.79%	2.36%	2.38%	2.26%
Portfolio turnover rate[3]	12%	13%	14%	13%	11%
Net assets, end of period (x 1,000)	$486,280	$425,341	$284,726	$262,018	$276,382

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab Fundamental Index ETFs | Annual Report25

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings  as of February 28, 2023

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 1.6%
Adient plc *	3,135	133,927
American Axle & Manufacturing Holdings, Inc. *	7,570	66,616
Aptiv plc *	3,577	415,934
Autoliv, Inc.	2,258	209,046
BorgWarner, Inc.	8,151	409,832
Cooper-Standard Holdings, Inc. *	7,709	122,958
Dana, Inc.	7,760	122,918
Dorman Products, Inc. *	411	38,235
Ford Motor Co.	133,141	1,607,012
Fox Factory Holding Corp. *	226	26,555
General Motors Co.	70,735	2,740,274
Gentex Corp.	5,763	164,534
Gentherm, Inc. *	548	34,803
Harley-Davidson, Inc.	3,711	176,458
LCI Industries	573	64,640
Lear Corp.	2,805	391,718
Modine Manufacturing Co. *	2,314	56,485
Patrick Industries, Inc.	653	47,571
Standard Motor Products, Inc.	835	32,540
Stoneridge, Inc. *	1,050	25,000
Tesla, Inc. *	1,314	270,303
The Goodyear Tire & Rubber Co. *	23,599	268,085
Thor Industries, Inc.	1,884	171,425
Visteon Corp. *	1,189	198,611
Winnebago Industries, Inc.	801	50,912
		7,846,392

Banks 7.4%
1st Source Corp.	262	13,053
Ameris Bancorp	558	26,711
Associated Banc-Corp.	2,934	67,922
Atlantic Union Bankshares Corp.	887	33,227
Axos Financial, Inc. *	638	30,235
Bank of America Corp.	142,609	4,891,489
Bank of Hawaii Corp.	643	48,135
Bank OZK	1,553	71,485
BankUnited, Inc.	1,909	67,617
Banner Corp.	557	35,080
BOK Financial Corp.	396	41,453
Brookline Bancorp, Inc.	1,196	15,500
Cadence Bank	1,739	46,188
Capitol Federal Financial, Inc.	2,830	23,744
Cathay General Bancorp	1,035	44,422
Central Pacific Financial Corp.	671	15,050
Citigroup, Inc.	103,957	5,269,580
Citizens Financial Group, Inc.	12,031	502,415
City Holding Co.	168	16,498
Columbia Banking System, Inc.	1,224	36,389
Comerica, Inc.	3,340	234,134
Commerce Bancshares, Inc.	989	65,422
Community Bank System, Inc.	516	31,502
SECURITY	NUMBER OF SHARES	VALUE ($)
Credicorp Ltd.	1,456	185,523
Cullen/Frost Bankers, Inc.	533	70,260
Customers Bancorp, Inc. *	351	10,811
CVB Financial Corp.	1,216	29,099
Eagle Bancorp, Inc.	466	20,415
East West Bancorp, Inc.	1,461	111,343
Eastern Bankshares, Inc.	691	10,835
Enterprise Financial Services Corp.	298	16,229
Essent Group Ltd.	1,262	54,203
F.N.B. Corp.	5,591	79,784
Federal Agricultural Mortgage Corp., Class C	121	17,165
Fifth Third Bancorp	13,236	480,467
First BanCorp	2,060	29,891
First Bancorp/Southern Pines NC	318	13,194
First Busey Corp.	758	18,298
First Citizens BancShares, Inc., Class A	86	63,103
First Commonwealth Financial Corp.	1,336	21,389
First Financial Bancorp	1,414	34,841
First Financial Bankshares, Inc.	617	22,632
First Hawaiian, Inc.	2,554	69,852
First Horizon Corp.	4,604	114,041
First Interstate BancSystem, Inc., Class A	965	34,296
First Merchants Corp.	631	25,820
First Republic Bank	882	108,495
Fulton Financial Corp.	2,469	42,467
Glacier Bancorp, Inc.	815	38,615
Hancock Whitney Corp.	1,117	54,867
Hanmi Financial Corp.	548	12,944
Heartland Financial USA, Inc.	456	22,545
Heritage Financial Corp.	481	13,405
Hilltop Holdings, Inc.	1,375	45,609
HomeStreet, Inc.	401	10,117
Hope Bancorp, Inc.	2,491	31,910
Huntington Bancshares, Inc.	19,389	297,039
Independent Bank Corp.	296	23,585
Independent Bank Group, Inc.	301	17,717
International Bancshares Corp.	783	37,999
JPMorgan Chase & Co.	64,967	9,313,019
Kearny Financial Corp.	1,213	12,178
KeyCorp	17,069	312,192
Lakeland Financial Corp.	182	13,035
M&T Bank Corp.	3,476	539,788
MGIC Investment Corp.	6,689	92,041
Mr Cooper Group, Inc. *	425	19,733
National Bank Holdings Corp., Class A	283	11,459
NBT Bancorp, Inc.	585	23,745
New York Community Bancorp, Inc.	16,709	148,376
NMI Holdings, Inc., Class A *	853	19,909
Northwest Bancshares, Inc.	1,838	25,401
OceanFirst Financial Corp.	661	15,679
OFG Bancorp	728	22,146
Old National Bancorp	4,580	80,929
Pacific Premier Bancorp, Inc.	733	23,764
PacWest Bancorp	2,676	74,259
Park National Corp.	170	21,721
Pathward Financial, Inc.	375	19,129
See financial notes
26Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings  as of February 28, 2023 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
PennyMac Financial Services, Inc.	761	46,018
Pinnacle Financial Partners, Inc.	549	40,675
Popular, Inc.	1,604	114,526
Prosperity Bancshares, Inc.	963	70,771
Provident Financial Services, Inc.	1,130	26,385
Radian Group, Inc.	4,210	89,883
Regions Financial Corp.	14,786	344,809
Renasant Corp.	760	27,345
S&T Bancorp, Inc.	649	24,182
Sandy Spring Bancorp, Inc.	476	15,684
Signature Bank (a)	474	54,534
Simmons First National Corp., Class A	1,737	38,613
Southside Bancshares, Inc.	431	16,460
SouthState Corp.	539	43,486
SVB Financial Group *(b)	351	101,127
Synovus Financial Corp.	2,181	91,188
Texas Capital Bancshares, Inc. *	708	46,891
The Bank of N.T. Butterfield & Son Ltd.	840	30,366
The PNC Financial Services Group, Inc.	7,587	1,198,139
Tompkins Financial Corp.	191	14,285
Towne Bank	825	25,022
TriCo Bancshares	291	14,698
Truist Financial Corp.	15,874	745,284
Trustmark Corp.	1,127	33,134
U.S Bancorp	31,465	1,501,824
UMB Financial Corp.	483	43,789
Umpqua Holdings Corp.	2,483	43,850
United Bankshares, Inc.	1,450	59,116
United Community Banks, Inc.	909	30,097
Valley National Bancorp	5,062	58,618
Walker & Dunlop, Inc.	451	39,341
Washington Federal, Inc.	1,617	56,708
Washington Trust Bancorp, Inc.	259	10,878
Webster Financial Corp.	1,274	67,675
Wells Fargo & Co.	126,123	5,898,773
WesBanco, Inc.	815	29,462
Westamerica BanCorp	274	15,103
Western Alliance Bancorp	659	48,924
Wintrust Financial Corp.	681	62,740
WSFS Financial Corp.	503	25,105
Zions Bancorp NA	3,595	181,979
		36,134,046

Capital Goods 8.1%
3D Systems Corp. *	1,181	11,562
3M Co.	12,307	1,325,956
A.O. Smith Corp.	2,022	132,704
AAON, Inc.	341	31,017
AAR Corp. *	956	51,997
Acuity Brands, Inc.	840	162,926
Advanced Drainage Systems, Inc.	265	23,513
AECOM	2,874	248,199
AerCap Holdings N.V. *	2,599	162,282
Aerojet Rocketdyne Holdings, Inc. *	780	43,945
AGCO Corp.	1,376	193,755
Air Lease Corp.	2,387	103,309
Alamo Group, Inc.	182	33,195
Albany International Corp., Class A	395	39,863
Allegion plc	967	108,991
Allison Transmission Holdings, Inc.	4,383	208,192
Altra Industrial Motion Corp.	931	57,284
American Woodmark Corp. *	827	42,160
AMETEK, Inc.	1,784	252,543
API Group Corp. *	2,072	48,671
Apogee Enterprises, Inc.	896	41,001
Applied Industrial Technologies, Inc.	634	90,573
Arcosa, Inc.	1,188	71,993
SECURITY	NUMBER OF SHARES	VALUE ($)
Argan, Inc.	498	19,352
Armstrong World Industries, Inc.	684	53,933
Astec Industries, Inc.	824	37,105
Astronics Corp. *	1,462	22,281
Atkore, Inc. *	335	48,917
Axon Enterprise, Inc. *	96	19,230
AZZ, Inc.	769	31,260
Barnes Group, Inc.	1,541	64,938
Beacon Roofing Supply, Inc. *	1,193	77,545
Boise Cascade Co.	1,321	91,294
BWX Technologies, Inc.	1,413	86,348
Carlisle Cos., Inc.	729	188,242
Carrier Global Corp.	14,494	652,665
Caterpillar, Inc.	7,764	1,859,866
Columbus McKinnon Corp.	581	21,567
Comfort Systems USA, Inc.	523	76,065
Construction Partners, Inc., Class A *	444	12,010
Core & Main, Inc., Class A *	743	17,319
Crane Holdings Co.	747	89,476
CSW Industrials, Inc.	116	16,421
Cummins, Inc.	3,561	865,608
Curtiss-Wright Corp.	636	111,166
Deere & Co.	2,344	982,699
Donaldson Co., Inc.	1,895	119,859
Douglas Dynamics, Inc.	494	18,421
Dover Corp.	1,820	272,818
DXP Enterprises, Inc. *	699	20,208
Dycom Industries, Inc. *	825	69,473
Eaton Corp. plc	6,623	1,158,561
EMCOR Group, Inc.	1,416	236,784
Emerson Electric Co.	9,328	771,519
Encore Wire Corp.	347	66,974
Enerpac Tool Group Corp.	636	17,127
EnerSys	1,086	98,489
EnPro Industries, Inc.	331	35,583
Esab Corp.	586	34,369
ESCO Technologies, Inc.	345	32,151
Evoqua Water Technologies Corp. *	614	29,816
Fastenal Co.	5,784	298,223
Federal Signal Corp.	948	50,026
Flowserve Corp.	3,062	106,221
Fluor Corp. *	4,973	182,360
Fortive Corp.	2,347	156,451
Fortune Brands Innovations, Inc.	3,062	189,691
Franklin Electric Co., Inc.	565	53,997
Gates Industrial Corp. plc *	2,327	32,671
GATX Corp.	888	96,872
Generac Holdings, Inc. *	361	43,324
General Dynamics Corp.	4,471	1,018,986
General Electric Co.	28,630	2,425,247
Gibraltar Industries, Inc. *	700	37,387
GMS, Inc. *	998	60,589
Graco, Inc.	1,387	96,452
GrafTech International Ltd.	7,664	43,302
Granite Construction, Inc.	1,830	79,056
Great Lakes Dredge & Dock Corp. *	1,592	9,130
Griffon Corp.	967	35,266
H&E Equipment Services, Inc.	1,086	60,273
HEICO Corp.	196	32,452
HEICO Corp., Class A	330	42,950
Herc Holdings, Inc.	427	61,313
Hexcel Corp.	1,806	131,748
Hillenbrand, Inc.	1,089	51,335
Honeywell International, Inc.	9,521	1,823,081
Howmet Aerospace, Inc.	6,091	256,918
Hubbell, Inc.	773	194,440
Huntington Ingalls Industries, Inc.	1,068	229,834
Hyster-Yale Materials Handling, Inc.	767	29,844
See financial notes
Schwab Fundamental Index ETFs | Annual Report27

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings  as of February 28, 2023 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
IDEX Corp.	648	145,787
Illinois Tool Works, Inc.	3,874	903,262
Ingersoll Rand, Inc.	1,792	104,061
ITT, Inc.	1,269	115,339
JELD-WEN Holding, Inc. *	4,850	63,778
John Bean Technologies Corp.	370	41,029
Johnson Controls International plc	11,479	719,963
Kadant, Inc.	103	22,110
Kaman Corp.	1,176	30,576
Kennametal, Inc.	2,322	65,782
Kratos Defense & Security Solutions, Inc. *	1,228	15,534
L3Harris Technologies, Inc.	2,445	516,360
Lennox International, Inc.	441	112,380
Lincoln Electric Holdings, Inc.	815	136,863
Lindsay Corp.	115	17,306
Lockheed Martin Corp.	3,257	1,544,665
Masco Corp.	4,310	225,973
Masonite International Corp. *	707	62,782
MasTec, Inc. *	1,375	134,365
Masterbrand, Inc. *	3,081	30,009
Maxar Technologies, Inc.	1,292	66,538
McGrath RentCorp	379	38,976
MDU Resources Group, Inc.	5,118	163,008
Mercury Systems, Inc. *	439	22,977
Moog, Inc., Class A	826	81,460
MRC Global, Inc. *	4,327	48,462
MSC Industrial Direct Co., Inc., Class A	1,312	110,890
Mueller Industries, Inc.	1,263	93,424
Mueller Water Products, Inc., Class A	2,970	41,194
MYR Group, Inc. *	362	43,661
National Presto Industries, Inc.	219	15,030
Nordson Corp.	426	93,567
Northrop Grumman Corp.	1,861	863,709
NOW, Inc. *	5,715	73,438
nVent Electric plc	2,824	129,452
Oshkosh Corp.	2,085	185,961
Otis Worldwide Corp.	2,840	240,321
Owens Corning	2,522	246,626
PACCAR, Inc.	10,001	722,072
Parker-Hannifin Corp.	1,567	551,349
Parsons Corp. *	559	25,172
Pentair plc	3,068	171,624
PGT Innovations, Inc. *	946	20,008
Primoris Services Corp.	2,432	66,880
Proto Labs, Inc. *	560	17,606
Quanex Building Products Corp.	1,114	28,908
Quanta Services, Inc.	2,013	324,898
Raytheon Technologies Corp.	13,390	1,313,425
RBC Bearings, Inc. *	155	35,621
Regal Rexnord Corp.	912	143,768
Resideo Technologies, Inc. *	3,980	72,993
REV Group, Inc.	1,272	14,870
Rockwell Automation, Inc.	1,272	375,151
Rush Enterprises, Inc., Class A	1,469	83,263
Sensata Technologies Holding plc	2,695	136,313
Simpson Manufacturing Co., Inc.	553	59,647
SiteOne Landscape Supply, Inc. *	329	48,804
Snap-on, Inc.	1,027	255,394
Spirit AeroSystems Holdings, Inc., Class A	5,131	175,378
SPX Technologies, Inc. *	421	29,655
Standex International Corp.	240	27,763
Stanley Black & Decker, Inc.	3,953	338,416
Sterling Infrastructure, Inc. *	515	19,807
Tennant Co.	369	26,133
Terex Corp.	1,763	104,387
Textainer Group Holdings Ltd.	455	14,979
Textron, Inc.	4,783	346,911
The AZEK Co., Inc. *	743	17,899
SECURITY	NUMBER OF SHARES	VALUE ($)
The Boeing Co. *	10,892	2,195,283
The Gorman-Rupp Co.	574	15,992
The Greenbrier Cos., Inc.	1,933	62,069
The Manitowoc Co., Inc. *	2,268	42,888
The Middleby Corp. *	593	92,206
The Shyft Group, Inc.	568	14,728
The Timken Co.	1,363	116,468
The Toro Co.	1,100	121,484
Titan Machinery, Inc. *	634	29,031
TPI Composites, Inc. *	1,155	13,352
Trane Technologies plc	2,470	456,876
TransDigm Group, Inc.	553	411,360
Trex Co., Inc. *	685	35,024
Trinity Industries, Inc.	2,017	56,294
Triton International Ltd.	1,282	88,381
Tutor Perini Corp. *	6,278	50,915
UFP Industries, Inc.	1,512	129,321
United Rentals, Inc.	1,426	668,124
Univar Solutions, Inc. *	4,317	150,016
V2X, Inc. *	537	24,901
Valmont Industries, Inc.	296	93,930
Veritiv Corp.	569	86,169
Vertiv Holdings Co.	1,149	18,671
W.W. Grainger, Inc.	635	424,453
Wabash National Corp.	2,648	72,555
Watsco, Inc.	503	153,269
Watts Water Technologies, Inc., Class A	330	57,826
WESCO International, Inc. *	1,027	170,051
Westinghouse Air Brake Technologies Corp.	1,929	201,253
WillScot Mobile Mini Holdings Corp. *	649	33,359
Woodward, Inc.	743	73,557
Xylem, Inc.	1,616	165,882
Zurn Elkay Water Solutions Corp.	956	21,988
		39,325,917

Commercial & Professional Services 1.1%
ABM Industries, Inc.	2,482	120,154
ACCO Brands Corp.	5,776	32,750
ASGN, Inc. *	876	77,789
Barrett Business Services, Inc.	156	14,973
Booz Allen Hamilton Holding Corp.	1,744	165,209
Brady Corp., Class A	1,025	56,539
BrightView Holdings, Inc. *	2,042	12,905
CACI International, Inc., Class A *	416	121,888
Casella Waste Systems, Inc., Class A *	197	15,331
CBIZ, Inc. *	587	29,403
Cimpress plc *	843	29,606
Cintas Corp.	688	301,667
Clarivate plc *	1,817	18,406
Clean Harbors, Inc. *	745	98,392
Copart, Inc. *	1,792	126,264
CoreCivic, Inc. *	8,019	77,864
CoStar Group, Inc. *	943	66,632
Deluxe Corp.	2,913	53,716
Dun & Bradstreet Holdings, Inc.	1,262	15,157
Equifax, Inc.	695	140,758
Exponent, Inc.	254	26,137
FTI Consulting, Inc. *	505	92,774
Harsco Corp. *	4,679	39,584
Healthcare Services Group, Inc. *	3,835	50,890
Heidrick & Struggles International, Inc.	429	14,728
HNI Corp.	1,675	52,344
Huron Consulting Group, Inc. *	307	21,548
IAA, Inc. *	860	35,183
ICF International, Inc.	347	34,523
Insperity, Inc.	363	45,045
Interface, Inc.	2,131	18,795
See financial notes
28Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings  as of February 28, 2023 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Jacobs Solutions, Inc.	2,208	263,856
KAR Auction Services, Inc. *	3,992	57,046
KBR, Inc.	1,886	103,937
Kelly Services, Inc., Class A	4,695	78,547
Kforce, Inc.	543	33,932
Kimball International, Inc., Class B	2,667	18,429
Korn Ferry	936	52,313
Leidos Holdings, Inc.	3,071	298,102
ManpowerGroup, Inc.	3,719	315,669
Matthews International Corp., Class A	1,134	43,273
MillerKnoll, Inc.	2,045	48,814
MSA Safety, Inc.	326	43,798
Pitney Bowes, Inc.	14,884	64,597
Republic Services, Inc.	2,255	290,737
Resources Connection, Inc.	1,216	21,961
Robert Half International, Inc.	2,296	185,104
Rollins, Inc.	1,144	40,269
Science Applications International Corp.	1,303	138,952
SP Plus Corp. *	516	17,554
Steelcase, Inc., Class A	5,604	44,103
Stericycle, Inc. *	1,369	65,274
Tetra Tech, Inc.	509	69,677
The Brink's Co.	729	47,567
The GEO Group, Inc. *	10,891	95,405
TransUnion	1,321	86,433
TriNet Group, Inc. *	482	39,943
TrueBlue, Inc. *	2,258	42,225
UniFirst Corp.	351	68,842
Verisk Analytics, Inc.	969	165,806
Viad Corp. *	481	12,366
Waste Management, Inc.	4,452	666,732
		5,528,217

Consumer Durables & Apparel 1.7%
Acushnet Holdings Corp.	566	27,315
Beazer Homes USA, Inc. *	1,667	24,855
Brunswick Corp.	1,804	157,706
Capri Holdings Ltd. *	2,919	144,695
Carter's, Inc.	1,409	106,225
Cavco Industries, Inc. *	135	38,475
Century Communities, Inc.	771	46,114
Columbia Sportswear Co.	834	72,725
Crocs, Inc. *	439	53,431
D.R. Horton, Inc.	7,288	673,994
Deckers Outdoor Corp. *	318	132,399
Ethan Allen Interiors, Inc.	1,059	31,293
Fossil Group, Inc. *	3,998	17,311
G-III Apparel Group Ltd. *	2,621	43,548
Hanesbrands, Inc.	16,860	95,765
Hasbro, Inc.	2,069	113,816
Helen of Troy Ltd. *	522	58,824
Installed Building Products, Inc.	255	29,422
iRobot Corp. *	747	30,694
KB Home	2,892	102,001
Kontoor Brands, Inc.	686	35,775
La-Z-Boy, Inc.	1,868	60,486
Leggett & Platt, Inc.	3,703	127,716
Lennar Corp., Class A	6,785	656,381
LGI Homes, Inc. *	442	46,105
Lululemon Athletica, Inc. *	508	157,074
M.D.C. Holdings, Inc.	2,149	79,513
M/I Homes, Inc. *	1,208	69,871
Malibu Boats, Inc., Class A *	245	14,641
Mattel, Inc. *	3,336	60,015
Meritage Homes Corp. *	1,315	143,637
Mohawk Industries, Inc. *	2,277	234,189
Movado Group, Inc.	365	12,636
SECURITY	NUMBER OF SHARES	VALUE ($)
Newell Brands, Inc.	10,267	150,822
NIKE, Inc., Class B	10,217	1,213,677
NVR, Inc. *	59	305,244
Oxford Industries, Inc.	286	33,636
Polaris, Inc.	1,234	140,368
PulteGroup, Inc.	8,865	484,650
PVH Corp.	3,251	260,860
Ralph Lauren Corp.	1,203	142,183
Skechers U.S.A., Inc., Class A *	2,421	107,759
Skyline Champion Corp. *	454	31,058
Smith & Wesson Brands, Inc.	2,100	22,974
Sonos, Inc. *	816	15,855
Steven Madden Ltd.	1,815	65,885
Sturm Ruger & Co., Inc.	555	32,340
Tapestry, Inc.	5,589	243,177
Taylor Morrison Home Corp. *	4,238	151,848
Tempur Sealy International, Inc.	2,783	118,945
Toll Brothers, Inc.	3,814	228,611
TopBuild Corp. *	387	80,337
Topgolf Callaway Brands Corp. *	733	16,991
Tri Pointe Homes, Inc. *	5,611	133,766
Tupperware Brands Corp. *	5,524	22,648
Under Armour, Inc., Class A *	3,494	34,695
Under Armour, Inc., Class C *	3,615	31,812
Universal Electronics, Inc. *	746	9,489
Vera Bradley, Inc. *	2,382	12,625
VF Corp.	7,838	194,539
Vista Outdoor, Inc. *	1,018	29,074
Whirlpool Corp.	2,439	336,533
Wolverine World Wide, Inc.	3,310	55,443
YETI Holdings, Inc. *	450	17,541
		8,424,032

Consumer Services 2.3%
ADT, Inc.	5,789	43,649
Adtalem Global Education, Inc. *	2,019	78,983
American Public Education, Inc. *	1,096	12,100
Aramark	5,617	206,706
Arcos Dorados Holdings, Inc., Class A	2,992	24,714
Bally's Corp. *	472	9,322
BJ's Restaurants, Inc. *	834	26,688
Bloomin' Brands, Inc.	2,513	65,589
Booking Holdings, Inc. *	481	1,214,044
Boyd Gaming Corp.	856	55,751
Bright Horizons Family Solutions, Inc. *	550	43,362
Brinker International, Inc. *	1,314	49,932
Caesars Entertainment, Inc. *	707	35,887
Carnival Corp. *	46,843	497,473
Chipotle Mexican Grill, Inc. *	101	150,599
Choice Hotels International, Inc.	166	19,648
Churchill Downs, Inc.	284	69,801
Cracker Barrel Old Country Store, Inc.	772	84,117
Darden Restaurants, Inc.	1,523	217,774
Dave & Buster's Entertainment, Inc. *	763	30,535
Denny's Corp. *	1,661	19,384
Dine Brands Global, Inc.	266	20,394
Domino’s Pizza, Inc.	423	124,366
Everi Holdings, Inc. *	779	14,793
Expedia Group, Inc. *	1,398	152,340
Frontdoor, Inc. *	775	21,894
Graham Holdings Co., Class B	127	79,586
Grand Canyon Education, Inc. *	647	73,299
H&R Block, Inc.	2,980	109,664
Hilton Grand Vacations, Inc. *	763	36,426
Hilton Worldwide Holdings, Inc.	1,969	284,540
Hyatt Hotels Corp., Class A *	914	106,243
International Game Technology plc	2,700	71,712
See financial notes
Schwab Fundamental Index ETFs | Annual Report29

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings  as of February 28, 2023 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Jack in the Box, Inc.	829	64,994
Las Vegas Sands Corp. *	8,415	483,610
Laureate Education, Inc.	3,571	42,352
Light & Wonder, Inc. *	1,460	91,411
Marriott International, Inc., Class A	1,856	314,109
Marriott Vacations Worldwide Corp.	568	86,898
McDonald’s Corp.	7,590	2,003,077
MGM Resorts International	7,976	343,048
Norwegian Cruise Line Holdings Ltd. *	6,773	100,376
Papa John's International, Inc.	242	20,316
Penn Entertainment, Inc. *	2,187	66,769
Perdoceo Education Corp. *	2,023	27,887
Planet Fitness, Inc., Class A *	525	42,551
Red Robin Gourmet Burgers, Inc. *	1,525	12,978
Red Rock Resorts, Inc., Class A	613	26,770
Regis Corp. *	18,331	26,397
Royal Caribbean Cruises Ltd. *	4,840	341,898
SeaWorld Entertainment, Inc. *	283	18,282
Service Corp. International	1,646	111,154
Six Flags Entertainment Corp. *	2,945	77,748
Starbucks Corp.	17,700	1,806,993
Strategic Education, Inc.	537	45,779
Stride, Inc. *	876	37,204
Texas Roadhouse, Inc.	856	86,918
The Cheesecake Factory, Inc.	998	37,365
The Wendy's Co.	3,166	69,525
Travel & Leisure Co.	2,299	96,443
Vail Resorts, Inc.	431	100,634
Wingstop, Inc.	106	18,057
WW International, Inc. *	3,680	13,469
Wyndham Hotels & Resorts, Inc.	789	60,769
Wynn Resorts Ltd. *	1,734	187,914
Yum! Brands, Inc.	3,993	507,750
		11,422,760

Diversified Financials 6.3%
Affiliated Managers Group, Inc.	1,021	162,758
AGNC Investment Corp.	10,025	108,972
Ally Financial, Inc.	15,743	473,077
A-Mark Precious Metals, Inc.	628	18,407
American Express Co.	9,520	1,656,385
Ameriprise Financial, Inc.	1,928	661,053
Annaly Capital Management, Inc.	5,533	114,422
Apollo Commercial Real Estate Finance, Inc.	3,037	34,895
Arbor Realty Trust, Inc.	1,511	22,786
Ares Management Corp., Class A	340	27,414
Artisan Partners Asset Management, Inc., Class A	1,175	38,740
B. Riley Financial, Inc.	317	12,610
Berkshire Hathaway, Inc., Class B *	29,135	8,891,419
BGC Partners, Inc., Class A	7,853	38,166
BlackRock, Inc.	1,482	1,021,735
Blackstone Mortgage Trust, Inc., Class A	1,931	40,879
Blackstone, Inc.	3,072	278,938
Bread Financial Holdings, Inc.	4,623	189,867
Brightsphere Investment Group, Inc.	1,631	40,889
BrightSpire Capital, Inc.	1,584	11,706
Broadmark Realty Capital, Inc.	2,427	12,378
Cannae Holdings, Inc. *	1,193	26,938
Capital One Financial Corp.	14,514	1,583,187
Cboe Global Markets, Inc.	943	118,978
Chimera Investment Corp.	10,245	66,490
CME Group, Inc.	2,173	402,787
Cohen & Steers, Inc.	281	20,333
Compass Diversified Holdings	1,810	39,404
Cowen, Inc., Class A	549	21,406
SECURITY	NUMBER OF SHARES	VALUE ($)
Credit Acceptance Corp. *	113	50,210
Discover Financial Services	8,428	943,936
Donnelley Financial Solutions, Inc. *	530	22,424
Encore Capital Group, Inc. *	485	25,065
Enova International, Inc. *	939	45,776
Equitable Holdings, Inc.	5,429	170,579
Evercore, Inc., Class A	1,028	134,853
FactSet Research Systems, Inc.	179	74,204
FirstCash Holdings, Inc.	838	73,954
Focus Financial Partners, Inc., Class A *	383	19,862
Franklin Resources, Inc.	11,897	350,605
Green Dot Corp., Class A *	1,165	22,053
Houlihan Lokey, Inc.	453	43,352
Interactive Brokers Group, Inc., Class A	290	24,972
Intercontinental Exchange, Inc.	4,157	423,183
Invesco Ltd.	10,791	190,569
Janus Henderson Group plc	4,454	122,307
Jefferies Financial Group, Inc.	4,912	185,625
KKR & Co., Inc.	4,563	257,125
Ladder Capital Corp.	2,951	33,346
Lazard Ltd., Class A	2,988	111,632
LendingClub Corp. *	930	8,742
LendingTree, Inc. *	352	11,591
LPL Financial Holdings, Inc.	739	184,425
MarketAxess Holdings, Inc.	160	54,632
MFA Financial, Inc.	3,285	35,182
Moelis & Co., Class A	996	42,659
Moody's Corp.	896	259,974
Morgan Stanley	15,172	1,464,098
Morningstar, Inc.	125	25,916
MSCI, Inc.	268	139,936
Nasdaq, Inc.	2,319	130,003
Navient Corp.	11,757	212,214
Nelnet, Inc., Class A	334	31,353
New York Mortgage Trust, Inc.	7,966	21,269
Northern Trust Corp.	3,194	304,292
OneMain Holdings, Inc.	4,923	212,132
PennyMac Mortgage Investment Trust	2,131	27,767
Piper Sandler Cos.	182	27,480
PRA Group, Inc. *	691	29,409
PROG Holdings, Inc. *	3,749	92,675
Raymond James Financial, Inc.	1,762	191,107
Ready Capital Corp.	853	9,605
Redwood Trust, Inc.	2,884	21,947
Regional Management Corp.	334	10,528
Rithm Capital Corp.	12,937	117,727
S&P Global, Inc.	2,237	763,264
SEI Investments Co.	1,986	119,657
SLM Corp.	6,429	92,449
Starwood Property Trust, Inc.	4,782	91,623
State Street Corp.	6,434	570,567
Stifel Financial Corp.	846	56,538
Synchrony Financial	31,180	1,113,438
T. Rowe Price Group, Inc.	4,509	506,271
The Bank of New York Mellon Corp.	21,415	1,089,595
The Carlyle Group, Inc.	1,406	48,366
The Charles Schwab Corp. (c)	5,728	446,326
The Goldman Sachs Group, Inc.	6,338	2,228,758
TPG RE Finance Trust, Inc.	1,673	14,204
Tradeweb Markets, Inc., Class A	363	25,733
Two Harbors Investment Corp.	1,524	25,253
Virtu Financial, Inc., Class A	1,241	22,810
Virtus Investment Partners, Inc.	95	19,991
Voya Financial, Inc.	1,652	123,057
WisdomTree, Inc.	2,685	16,029
World Acceptance Corp. *	218	20,352
		30,523,595

See financial notes
30Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings  as of February 28, 2023 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Energy 7.4%
Alto Ingredients, Inc. *	5,151	15,041
Antero Midstream Corp.	2,091	22,039
Antero Resources Corp. *	2,679	70,190
APA Corp.	4,434	170,177
Arch Resources, Inc.	427	67,188
Archrock, Inc.	4,415	48,874
Baker Hughes Co.	20,904	639,662
Berry Corp.	1,257	11,854
Cactus, Inc., Class A	275	12,636
ChampionX Corp.	1,132	34,605
Cheniere Energy, Inc.	1,369	215,399
Chevron Corp.	37,272	5,992,219
CNX Resources Corp. *	4,544	69,750
ConocoPhillips	16,801	1,736,383
CONSOL Energy, Inc.	861	47,123
Core Laboratories N.V.	1,153	27,522
CVR Energy, Inc.	1,167	37,029
Delek US Holdings, Inc.	3,534	88,951
Devon Energy Corp.	3,630	195,730
DHT Holdings, Inc.	4,934	57,086
Diamondback Energy, Inc.	524	73,664
Dorian LPG Ltd.	832	18,262
Dril-Quip, Inc. *	841	28,804
DTE Midstream LLC	638	32,028
EOG Resources, Inc.	6,383	721,407
EQT Corp.	1,618	53,685
Equitrans Midstream Corp.	11,248	67,825
Exxon Mobil Corp.	94,940	10,434,855
Golar LNG Ltd. *	722	16,483
Green Plains, Inc. *	1,473	51,069
Halliburton Co.	9,913	359,148
Helix Energy Solutions Group, Inc. *	5,590	46,285
Helmerich & Payne, Inc.	3,040	127,923
Hess Corp.	1,215	163,661
HF Sinclair Corp.	7,424	369,121
International Seaways, Inc.	736	37,860
Kinder Morgan, Inc.	47,883	816,884
Kosmos Energy Ltd. *	6,522	51,328
Liberty Energy, Inc.	1,531	23,348
Marathon Oil Corp.	11,798	296,720
Marathon Petroleum Corp.	15,797	1,952,509
Matador Resources Co.	588	31,629
Murphy Oil Corp.	3,329	129,898
Nabors Industries Ltd. *	427	64,182
NexTier Oilfield Solutions, Inc. *	2,934	26,787
Nordic American Tankers Ltd.	7,584	33,597
NOV, Inc.	9,272	202,871
Occidental Petroleum Corp.	11,495	673,147
Oceaneering International, Inc. *	3,435	71,757
Oil States International, Inc. *	3,601	32,877
ONEOK, Inc.	7,316	478,832
Ovintiv, Inc.	2,949	126,129
Par Pacific Holdings, Inc. *	1,106	30,725
Patterson-UTI Energy, Inc.	4,271	58,513
PBF Energy, Inc., Class A	6,682	292,070
PDC Energy, Inc.	740	49,661
Peabody Energy Corp. *	4,055	110,702
Permian Resources Corp.	2,376	25,685
Phillips 66	20,407	2,092,942
Pioneer Natural Resources Co.	1,238	248,108
ProPetro Holding Corp. *	3,374	29,725
Range Resources Corp.	1,015	27,344
RPC, Inc.	1,883	16,514
Schlumberger Ltd.	23,258	1,237,558
Scorpio Tankers, Inc.	1,049	63,318
SFL Corp., Ltd.	3,589	37,039
SECURITY	NUMBER OF SHARES	VALUE ($)
SM Energy Co.	1,450	42,790
Southwestern Energy Co. *	4,624	24,507
Talos Energy, Inc. *	719	12,805
Targa Resources Corp.	3,116	230,896
TechnipFMC plc *	14,667	224,258
Teekay Tankers Ltd., Class A *	1,146	51,742
Texas Pacific Land Corp.	16	28,483
The Williams Cos., Inc.	17,671	531,897
Transocean Ltd. *	18,684	130,601
US Silica Holdings, Inc. *	1,129	13,706
Valaris Ltd. *	550	36,988
Valero Energy Corp.	18,115	2,386,289
Vitesse Energy, Inc. *	572	9,947
Weatherford International plc *	1,745	116,252
World Fuel Services Corp.	16,188	444,361
		35,779,459

Food & Staples Retailing 2.8%
BJ's Wholesale Club Holdings, Inc. *	857	61,533
Casey's General Stores, Inc.	950	197,552
Costco Wholesale Corp.	5,017	2,429,131
Grocery Outlet Holding Corp. *	1,130	30,567
Ingles Markets, Inc., Class A	682	60,971
Performance Food Group Co. *	4,112	232,698
PriceSmart, Inc.	858	59,820
Rite Aid Corp. *	13,401	51,728
SpartanNash Co.	3,548	94,944
Sprouts Farmers Market, Inc. *	3,762	113,951
Sysco Corp.	8,495	633,472
The Andersons, Inc.	1,508	68,810
The Chefs' Warehouse, Inc. *	470	15,299
The Kroger Co.	32,929	1,420,557
United Natural Foods, Inc. *	2,732	111,274
US Foods Holding Corp. *	9,990	374,925
Walgreens Boots Alliance, Inc.	52,693	1,872,182
Walmart, Inc.	40,123	5,702,682
Weis Markets, Inc.	832	63,598
		13,595,694

Food, Beverage & Tobacco 3.8%
Adecoagro SA	3,518	28,566
Altria Group, Inc.	39,238	1,821,820
Archer-Daniels-Midland Co.	15,607	1,242,317
B&G Foods, Inc. (d)	2,936	37,199
Brown-Forman Corp., Class B	1,189	77,131
Bunge Ltd.	5,042	481,511
Calavo Growers, Inc.	865	27,914
Cal-Maine Foods, Inc.	744	42,259
Campbell Soup Co.	3,420	179,618
Coca-Cola Consolidated, Inc.	50	27,843
Coca-Cola Europacific Partners plc	5,054	277,970
Conagra Brands, Inc.	9,217	335,591
Constellation Brands, Inc., Class A	1,678	375,369
Darling Ingredients, Inc. *	1,583	100,156
Dole plc	1,420	16,657
Flowers Foods, Inc.	3,702	103,212
Fresh Del Monte Produce, Inc.	2,890	90,399
General Mills, Inc.	8,983	714,238
Hormel Foods Corp.	4,525	200,820
Hostess Brands, Inc. *	1,344	33,197
Ingredion, Inc.	2,370	235,578
J&J Snack Foods Corp.	241	34,032
John B Sanfilippo & Son, Inc.	322	28,906
Kellogg Co.	4,210	277,607
Keurig Dr Pepper, Inc.	8,026	277,298
Lamb Weston Holdings, Inc.	1,275	128,316
See financial notes
Schwab Fundamental Index ETFs | Annual Report31

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings  as of February 28, 2023 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Lancaster Colony Corp.	308	59,130
McCormick & Co., Inc. Non Voting Shares	1,948	144,775
Mission Produce, Inc. *	929	10,702
Molson Coors Beverage Co., Class B	6,128	325,948
Mondelez International, Inc., Class A	19,031	1,240,441
Monster Beverage Corp. *	3,080	313,421
National Beverage Corp. *	322	15,021
Nomad Foods Ltd. *	3,234	57,953
PepsiCo, Inc.	14,876	2,581,432
Philip Morris International, Inc.	21,339	2,076,285
Pilgrim's Pride Corp. *	1,765	41,283
Post Holdings, Inc. *	1,605	144,386
The Boston Beer Co., Inc., Class A *	119	38,532
The Coca-Cola Co.	34,242	2,037,742
The Hain Celestial Group, Inc. *	2,569	45,805
The Hershey Co.	1,021	243,325
The J.M. Smucker Co.	2,610	385,993
The Kraft Heinz Co.	16,340	636,280
TreeHouse Foods, Inc. *	1,701	82,992
Tyson Foods, Inc., Class A	11,110	658,156
Universal Corp.	1,378	69,713
Vector Group Ltd.	3,231	42,875
		18,447,714

Health Care Equipment & Services 5.9%
Abbott Laboratories	12,400	1,261,328
Acadia Healthcare Co., Inc. *	950	68,884
Addus HomeCare Corp. *	184	19,990
Align Technology, Inc. *	398	123,181
Amedisys, Inc. *	387	35,585
AmerisourceBergen Corp.	1,363	212,028
AMN Healthcare Services, Inc. *	508	45,725
Avanos Medical, Inc. *	601	16,870
Baxter International, Inc.	7,878	314,726
Becton Dickinson & Co.	2,346	550,254
Boston Scientific Corp. *	7,715	360,445
Brookdale Senior Living, Inc. *	8,477	27,381
Cardinal Health, Inc.	11,009	833,491
Centene Corp. *	11,961	818,132
Chemed Corp.	169	88,147
Community Health Systems, Inc. *	11,471	69,514
CONMED Corp.	251	24,144
Cross Country Healthcare, Inc. *	552	14,600
CVS Health Corp.	38,199	3,191,144
DaVita, Inc. *	3,431	282,234
Dentsply Sirona, Inc.	4,537	172,724
DexCom, Inc. *	252	27,974
Edwards Lifesciences Corp. *	1,920	154,445
Elevance Health, Inc.	4,787	2,248,310
Embecta Corp.	439	14,026
Encompass Health Corp.	1,979	111,853
Enhabit, Inc. *	1,031	15,826
Enovis Corp. *	603	34,745
Envista Holdings Corp. *	2,207	85,323
GE HealthCare, Inc. *	9,531	724,356
Globus Medical, Inc., Class A *	477	27,828
Haemonetics Corp. *	564	43,862
HCA Healthcare, Inc.	3,849	937,039
HealthEquity, Inc. *	251	16,358
Henry Schein, Inc. *	3,023	236,731
Hologic, Inc. *	2,317	184,526
Humana, Inc.	3,159	1,563,768
ICU Medical, Inc. *	207	35,322
IDEXX Laboratories, Inc. *	262	123,989
Integer Holdings Corp. *	551	41,314
Integra LifeSciences Holdings Corp. *	557	30,980
Intuitive Surgical, Inc. *	1,044	239,483
SECURITY	NUMBER OF SHARES	VALUE ($)
Laboratory Corp. of America Holdings	1,530	366,221
LivaNova plc *	306	14,480
Masimo Corp. *	333	55,714
McKesson Corp.	2,389	835,696
Medtronic plc	21,121	1,748,819
Merit Medical Systems, Inc. *	383	27,032
ModivCare, Inc. *	258	25,333
Molina Healthcare, Inc. *	774	213,105
Multiplan Corp. *	11,809	11,927
Neogen Corp. *	936	16,558
NextGen Healthcare, Inc. *	805	14,579
NuVasive, Inc. *	730	31,558
OmniAb, Inc., Class A *(e)	52	0
OmniAb, Inc., Class B *(e)	52	0
Omnicell, Inc. *	275	14,971
OPKO Health, Inc. *	6,420	7,319
Option Care Health, Inc. *	950	29,136
Orthofix Medical, Inc. *	578	11,907
Owens & Minor, Inc. *	2,402	36,823
Patterson Cos., Inc.	2,961	78,526
Pediatrix Medical Group, Inc. *	3,375	53,122
Premier, Inc., Class A	2,230	71,784
Quest Diagnostics, Inc.	2,635	364,579
QuidelOrtho Corp. *	562	48,860
RadNet, Inc. *	582	13,726
ResMed, Inc.	614	130,782
Select Medical Holdings Corp.	2,570	69,878
STERIS plc	590	110,938
Stryker Corp.	2,445	642,742
Teladoc Health, Inc. *	398	10,543
Teleflex, Inc.	378	90,051
Tenet Healthcare Corp. *	3,237	189,462
The Cigna Group	6,259	1,828,254
The Cooper Cos., Inc.	333	108,881
The Ensign Group, Inc.	395	35,345
UnitedHealth Group, Inc.	10,555	5,023,547
Universal Health Services, Inc., Class B	2,931	391,494
US Physical Therapy, Inc.	162	16,415
Varex Imaging Corp. *	756	13,374
Veeva Systems, Inc., Class A *	216	35,783
Veradigm, Inc. *	2,413	40,080
Zimmer Biomet Holdings, Inc.	2,562	317,355
Zimvie, Inc. *	670	7,625
		28,582,909

Household & Personal Products 1.3%
Central Garden & Pet Co., Class A *	987	37,930
Church & Dwight Co., Inc.	2,463	206,350
Colgate-Palmolive Co.	9,412	689,900
Coty, Inc., Class A *	6,335	71,585
Edgewell Personal Care Co.	1,515	64,690
Energizer Holdings, Inc.	1,365	49,454
Herbalife Nutrition Ltd. *	2,700	52,245
Inter Parfums, Inc.	173	20,831
Kimberly-Clark Corp.	4,772	596,739
Medifast, Inc.	145	16,259
Nu Skin Enterprises, Inc., Class A	2,163	86,174
Reynolds Consumer Products, Inc.	565	15,504
Spectrum Brands Holdings, Inc.	1,544	98,847
The Clorox Co.	1,693	263,160
The Estee Lauder Cos., Inc., Class A	1,307	317,666
The Procter & Gamble Co.	26,573	3,655,382
USANA Health Sciences, Inc. *	492	29,904
WD-40 Co.	122	21,158
		6,293,778

See financial notes
32Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings  as of February 28, 2023 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Insurance 3.6%
Aflac, Inc.	13,864	944,832
Ambac Financial Group, Inc. *	1,618	26,778
American Equity Investment Life Holding Co.	2,118	88,215
American Financial Group, Inc.	1,076	144,302
American International Group, Inc.	25,808	1,577,127
AMERISAFE, Inc.	491	26,779
Aon plc, Class A	2,101	638,809
Arch Capital Group Ltd. *	3,678	257,460
Argo Group International Holdings Ltd.	927	26,929
Arthur J. Gallagher & Co.	1,219	228,380
Assurant, Inc.	786	100,129
Assured Guaranty Ltd.	2,367	147,725
Axis Capital Holdings Ltd.	1,178	71,528
Brighthouse Financial, Inc. *	264	15,267
Brown & Brown, Inc.	1,558	87,357
Chubb Ltd.	5,369	1,132,966
Cincinnati Financial Corp.	2,235	269,765
CNA Financial Corp.	774	33,886
CNO Financial Group, Inc.	8,036	205,882
Employers Holdings, Inc.	805	35,750
Enstar Group Ltd. *	213	52,081
Everest Re Group Ltd.	588	225,774
F&G Annuities & Life, Inc.	374	7,618
Fidelity National Financial, Inc.	5,599	223,176
First American Financial Corp.	3,140	178,289
Genworth Financial, Inc., Class A *	33,058	205,951
Globe Life, Inc.	1,882	229,021
Horace Mann Educators Corp.	688	25,429
James River Group Holdings Ltd.	1,023	24,654
Kemper Corp.	1,896	116,794
Lincoln National Corp.	6,202	196,727
Loews Corp.	4,342	265,253
Markel Corp. *	146	194,160
Marsh & McLennan Cos., Inc.	3,798	615,808
MBIA, Inc. *	1,503	20,726
Mercury General Corp.	990	33,710
MetLife, Inc.	16,406	1,176,802
Old Republic International Corp.	7,620	200,939
Primerica, Inc.	807	154,896
Principal Financial Group, Inc.	4,815	431,231
ProAssurance Corp.	2,257	44,892
Prudential Financial, Inc.	10,627	1,062,700
Reinsurance Group of America, Inc.	1,630	235,486
RenaissanceRe Holdings Ltd.	576	123,782
RLI Corp.	273	37,649
Safety Insurance Group, Inc.	347	27,999
Selective Insurance Group, Inc.	742	75,335
SiriusPoint Ltd. *	2,214	15,719
Stewart Information Services Corp.	979	41,598
The Allstate Corp.	8,591	1,106,349
The Hanover Insurance Group, Inc.	821	114,513
The Hartford Financial Services Group, Inc.	7,802	610,741
The Progressive Corp.	7,409	1,063,340
The Travelers Cos., Inc.	7,852	1,453,562
United Fire Group, Inc.	650	18,551
Universal Insurance Holdings, Inc.	2,037	39,375
Unum Group	7,671	341,743
W.R. Berkley Corp.	2,494	165,078
White Mountains Insurance Group Ltd.	48	69,291
Willis Towers Watson plc	1,280	299,981
		17,586,589

SECURITY	NUMBER OF SHARES	VALUE ($)
Materials 3.8%
AdvanSix, Inc.	691	28,435
Air Products and Chemicals, Inc.	2,143	612,855
Albemarle Corp.	687	174,711
Alcoa Corp.	3,852	188,517
Alpha Metallurgical Resources, Inc.	220	36,903
American Vanguard Corp.	603	12,585
AptarGroup, Inc.	925	107,966
Arconic Corp. *	5,125	135,505
Ashland, Inc.	744	75,724
ATI, Inc. *	1,285	52,235
Avery Dennison Corp.	1,045	190,389
Avient Corp.	1,681	73,342
Axalta Coating Systems Ltd. *	3,609	107,548
Balchem Corp.	231	30,030
Ball Corp.	3,262	183,357
Berry Global Group, Inc.	2,839	176,302
Cabot Corp.	1,012	80,484
Carpenter Technology Corp.	1,696	81,968
Celanese Corp.	2,671	310,450
Century Aluminum Co. *	1,339	16,162
CF Industries Holdings, Inc.	2,398	205,964
Clearwater Paper Corp. *	916	35,348
Cleveland-Cliffs, Inc. *	2,647	56,460
Coeur Mining, Inc. *	6,063	18,917
Commercial Metals Co.	2,873	148,678
Compass Minerals International, Inc.	1,109	42,730
Constellium SE *	2,845	45,492
Corteva, Inc.	5,776	359,787
Crown Holdings, Inc.	1,757	151,998
Dow, Inc.	13,177	753,724
DuPont de Nemours, Inc.	14,134	1,032,206
Eagle Materials, Inc.	550	77,176
Eastman Chemical Co.	3,784	322,397
Ecolab, Inc.	2,920	465,360
Ecovyst, Inc. *	1,498	15,040
Element Solutions, Inc.	3,012	61,866
FMC Corp.	1,040	134,316
Freeport-McMoRan, Inc.	13,038	534,167
Glatfelter Corp.	3,731	14,327
Graphic Packaging Holding Co.	6,602	157,128
Greif, Inc., Class A	710	50,445
H.B. Fuller Co.	885	61,738
Hawkins, Inc.	387	15,739
Hecla Mining Co.	6,594	33,959
Huntsman Corp.	5,776	169,468
Ingevity Corp. *	556	45,903
Innospec, Inc.	449	49,148
International Flavors & Fragrances, Inc.	1,550	144,460
International Paper Co.	13,810	502,546
Kaiser Aluminum Corp.	563	44,657
Koppers Holdings, Inc.	890	31,942
Linde plc	4,511	1,571,497
Livent Corp. *	600	14,070
Louisiana-Pacific Corp.	1,605	93,909
LyondellBasell Industries N.V., Class A	8,546	820,331
Martin Marietta Materials, Inc.	614	220,960
Materion Corp.	432	48,246
Mativ Holdings, Inc.	2,791	72,315
Mercer International, Inc.	1,680	18,110
Minerals Technologies, Inc.	786	47,749
Myers Industries, Inc.	827	21,370
NewMarket Corp.	173	59,425
Newmont Corp.	10,072	439,240
Nucor Corp.	5,668	949,050
O-I Glass, Inc. *	8,229	182,848
Olin Corp.	2,162	124,855
See financial notes
Schwab Fundamental Index ETFs | Annual Report33

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings  as of February 28, 2023 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Olympic Steel, Inc.	750	39,375
Orion Engineered Carbons S.A.	1,862	47,481
Packaging Corp. of America	1,801	246,233
Pactiv Evergreen, Inc.	2,607	28,182
PPG Industries, Inc.	4,247	560,859
Quaker Chemical Corp.	126	24,668
Rayonier Advanced Materials, Inc. *	5,976	49,003
Reliance Steel & Aluminum Co.	1,896	469,905
Royal Gold, Inc.	402	47,754
RPM International, Inc.	1,617	143,315
Schnitzer Steel Industries, Inc., Class A	1,324	43,282
Sealed Air Corp.	2,650	128,843
Sensient Technologies Corp.	735	55,412
Silgan Holdings, Inc.	1,660	88,644
Sonoco Products Co.	2,487	146,882
Southern Copper Corp.	1,002	73,837
Steel Dynamics, Inc.	4,253	536,346
Stepan Co.	542	56,417
Summit Materials, Inc., Class A *	2,036	60,143
SunCoke Energy, Inc.	4,143	39,400
Sylvamo Corp.	2,653	130,872
The Chemours Co.	4,104	140,275
The Mosaic Co.	5,022	267,120
The Scotts Miracle-Gro Co.	1,044	86,130
The Sherwin-Williams Co.	1,446	320,072
TimkenSteel Corp. *	1,266	23,155
TriMas Corp.	846	25,372
Trinseo plc	2,191	50,787
Tronox Holdings plc, Class A	2,675	41,730
United States Steel Corp.	8,218	251,717
Valvoline, Inc.	1,600	56,320
Vulcan Materials Co.	1,222	221,072
Warrior Met Coal, Inc.	2,758	105,549
Westlake Corp.	629	74,939
Westrock Co.	11,333	355,856
Worthington Industries, Inc.	1,189	71,863
		18,251,339

Media & Entertainment 5.0%
Activision Blizzard, Inc.	5,661	431,651
Alphabet, Inc., Class A *	37,167	3,347,260
Alphabet, Inc., Class C *	34,567	3,121,400
AMC Entertainment Holdings, Inc., Class A *(d)	2,558	18,264
AMC Networks, Inc., Class A *	2,825	63,167
Audacy, Inc., Class A *	20,511	4,410
Bumble, Inc., Class A *	727	17,579
Cable One, Inc.	53	36,602
Cars.com, Inc. *	1,338	25,690
Charter Communications, Inc., Class A *	3,529	1,297,296
Cinemark Holdings, Inc. *	4,732	64,402
Clear Channel Outdoor Holdings, Inc. *	43,427	76,866
Comcast Corp., Class A	106,048	3,941,804
DISH Network Corp., Class A *	10,626	121,243
Electronic Arts, Inc.	2,972	329,714
Fox Corp., Class A	6,791	237,821
Fox Corp., Class B	3,196	103,071
Gannett Co., Inc. *	9,615	29,133
Gray Television, Inc.	3,199	37,428
IAC, Inc. *	610	31,683
iHeartMedia, Inc., Class A *	7,616	55,292
John Wiley & Sons, Inc., Class A	954	42,443
Liberty Media Corp. - Liberty Formula One, Class C *	734	49,817
Liberty Media Corp. - Liberty SiriusXM, Class A *	3,166	102,547
SECURITY	NUMBER OF SHARES	VALUE ($)
Liberty Media Corp. - Liberty SiriusXM, Class C *	5,532	178,241
Lions Gate Entertainment Corp., Class A *	1,764	18,716
Lions Gate Entertainment Corp., Class B *	3,805	37,860
Live Nation Entertainment, Inc. *	227	16,358
Madison Square Garden Entertainment Corp. *	382	23,122
Madison Square Garden Sports Corp.	100	19,114
Match Group, Inc. *	869	35,994
Meta Platforms, Inc., Class A *	27,673	4,841,115
Netflix, Inc. *	1,281	412,649
News Corp., Class A	7,864	134,868
News Corp., Class B	2,437	42,063
Nexstar Media Group, Inc.	672	124,925
Omnicom Group, Inc.	4,477	405,482
Paramount Global, Class B	22,831	489,040
Pinterest, Inc., Class A *	991	24,884
Roku, Inc. *	201	13,003
Scholastic Corp.	774	35,302
Shutterstock, Inc.	212	15,947
Sinclair Broadcast Group, Inc., Class A	1,378	22,420
Sirius XM Holdings, Inc. (d)	10,521	46,187
Spotify Technology S.A. *	646	75,130
Take-Two Interactive Software, Inc. *	1,146	125,544
TEGNA, Inc.	4,624	80,458
The E.W. Scripps Co., Class A *	1,354	17,087
The Interpublic Group of Cos., Inc.	6,387	226,994
The Marcus Corp.	922	14,835
The New York Times Co., Class A	1,657	63,794
The Trade Desk, Inc., Class A *	250	13,990
The Walt Disney Co. *	23,448	2,335,655
TripAdvisor, Inc. *	2,057	44,369
Warner Bros Discovery, Inc. *	42,117	657,868
WideOpenWest, Inc. *	1,137	12,427
World Wrestling Entertainment, Inc., Class A	257	21,588
Yelp, Inc. *	1,518	45,570
Ziff Davis, Inc. *	689	54,417
		24,313,599

Pharmaceuticals, Biotechnology & Life Sciences 5.8%
AbbVie, Inc.	13,954	2,147,521
Agilent Technologies, Inc.	2,035	288,909
Alkermes plc *	776	20,750
Amgen, Inc.	9,303	2,155,133
Avantor, Inc. *	2,416	58,878
Azenta, Inc. *	378	16,590
Biogen, Inc. *	3,506	946,129
BioMarin Pharmaceutical, Inc. *	425	42,326
Bio-Rad Laboratories, Inc., Class A *	127	60,686
Bio-Techne Corp.	448	32,543
Bristol-Myers Squibb Co.	20,823	1,435,954
Bruker Corp.	741	51,070
Catalent, Inc. *	941	64,195
Charles River Laboratories International, Inc. *	306	67,118
Corcept Therapeutics, Inc. *	510	10,623
Danaher Corp.	2,586	640,113
Eagle Pharmaceuticals, Inc. *	329	9,212
Elanco Animal Health, Inc. *	4,032	46,247
Eli Lilly & Co.	2,769	861,768
Emergent BioSolutions, Inc. *	1,461	18,087
Exact Sciences Corp. *	285	17,764
Exelixis, Inc. *	2,203	37,627
Gilead Sciences, Inc.	33,880	2,728,356
Horizon Therapeutics plc *	661	72,373
ICON plc *	467	105,369
See financial notes
34Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings  as of February 28, 2023 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Illumina, Inc. *	769	153,185
Incyte Corp. *	645	49,652
Ionis Pharmaceuticals, Inc. *	323	11,596
IQVIA Holdings, Inc. *	1,968	410,269
Jazz Pharmaceuticals plc *	916	128,606
Johnson & Johnson	31,322	4,800,410
Ligand Pharmaceuticals, Inc. *	166	11,975
Medpace Holdings, Inc. *	135	26,174
Merck & Co., Inc.	31,446	3,340,823
Mettler-Toledo International, Inc. *	122	174,913
Myriad Genetics, Inc. *	1,137	21,512
OmniAb, Inc. *	708	2,952
PerkinElmer, Inc.	718	89,441
Perrigo Co., plc	4,162	156,866
Pfizer, Inc.	85,723	3,477,782
Prestige Consumer Healthcare, Inc. *	657	39,584
Regeneron Pharmaceuticals, Inc. *	690	524,690
Royalty Pharma plc, Class A	1,470	52,699
Seagen, Inc. *	160	28,750
Supernus Pharmaceuticals, Inc. *	520	19,547
Syneos Health, Inc. *	1,563	62,864
Thermo Fisher Scientific, Inc.	2,085	1,129,570
United Therapeutics Corp. *	526	129,417
Vertex Pharmaceuticals, Inc. *	678	196,817
Viatris, Inc.	35,464	404,290
Waters Corp. *	563	175,031
West Pharmaceutical Services, Inc.	292	92,573
Zoetis, Inc.	2,148	358,716
		28,006,045

Real Estate 2.4%
Acadia Realty Trust	1,393	20,296
Agree Realty Corp.	254	17,978
Alexander & Baldwin, Inc.	2,015	37,620
Alexandria Real Estate Equities, Inc.	888	133,005
American Assets Trust, Inc.	762	19,225
American Homes 4 Rent, Class A	1,611	49,973
American Tower Corp.	2,432	481,560
Americold Realty Trust, Inc.	2,354	69,208
Anywhere Real Estate, Inc. *	12,022	69,607
Apartment Income REIT Corp.	1,797	67,927
Apartment Investment & Management Co., Class A	1,861	13,958
Apple Hospitality REIT, Inc.	5,048	83,342
Ashford Hospitality Trust, Inc. *	2,074	10,266
AvalonBay Communities, Inc.	1,238	213,580
Boston Properties, Inc.	2,518	164,879
Brandywine Realty Trust	6,174	36,365
Brixmor Property Group, Inc.	5,079	114,989
Broadstone Net Lease, Inc.	780	13,845
Camden Property Trust	747	85,726
CareTrust REIT, Inc.	864	16,995
CBRE Group, Inc., Class A *	5,069	431,575
Centerspace	212	13,273
Chatham Lodging Trust	1,283	15,665
Corporate Office Properties Trust	1,937	49,258
Cousins Properties, Inc.	1,751	42,882
Crown Castle, Inc.	3,090	404,017
CubeSmart	1,412	66,350
Cushman & Wakefield plc *	2,474	32,014
DiamondRock Hospitality Co.	4,574	39,885
Digital Realty Trust, Inc.	2,266	236,185
DigitalBridge Group, Inc.	6,342	77,816
Diversified Healthcare Trust	56,396	55,268
Douglas Emmett, Inc.	3,048	43,068
Easterly Government Properties, Inc.	1,045	15,779
EastGroup Properties, Inc.	197	32,164
SECURITY	NUMBER OF SHARES	VALUE ($)
Elme Communities	1,568	29,180
Empire State Realty Trust, Inc., Class A	4,822	35,152
EPR Properties	1,289	52,643
Equinix, Inc.	547	376,484
Equity Commonwealth	943	20,020
Equity LifeStyle Properties, Inc.	1,115	76,389
Equity Residential	3,748	234,325
Essential Properties Realty Trust, Inc.	550	14,168
Essex Property Trust, Inc.	564	128,626
Extra Space Storage, Inc.	668	109,986
Federal Realty Investment Trust	804	85,851
First Industrial Realty Trust, Inc.	811	42,780
Four Corners Property Trust, Inc.	592	16,073
Gaming & Leisure Properties, Inc.	2,085	112,340
Getty Realty Corp.	436	14,968
Global Net Lease, Inc.	2,067	29,186
Healthcare Realty Trust, Inc.	4,647	90,616
Healthpeak Properties, Inc.	6,108	146,958
Hersha Hospitality Trust, Class A	1,545	12,916
Highwoods Properties, Inc.	2,117	56,100
Host Hotels & Resorts, Inc.	16,004	268,867
Hudson Pacific Properties, Inc.	3,502	32,323
Industrial Logistics Properties Trust	2,625	10,763
Invitation Homes, Inc.	3,483	108,879
Iron Mountain, Inc.	4,663	245,973
iStar, Inc.	2,131	16,409
JBG SMITH Properties	2,036	35,121
Jones Lang LaSalle, Inc. *	1,458	254,363
Kennedy-Wilson Holdings, Inc.	2,157	36,043
Kilroy Realty Corp.	1,440	51,869
Kimco Realty Corp.	5,074	104,575
Kite Realty Group Trust	1,637	35,556
Lamar Advertising Co., Class A	1,058	110,624
Life Storage, Inc.	508	61,224
LTC Properties, Inc.	466	16,692
LXP Industrial Trust	3,498	36,484
Marcus & Millichap, Inc.	400	13,748
Medical Properties Trust, Inc.	5,492	56,568
Mid-America Apartment Communities, Inc.	890	142,489
National Health Investors, Inc.	530	29,150
National Retail Properties, Inc.	1,531	69,385
National Storage Affiliates Trust	351	14,847
Newmark Group, Inc., Class A	2,429	19,481
Office Properties Income Trust	2,238	36,793
Omega Healthcare Investors, Inc.	3,190	85,460
Outfront Media, Inc.	3,609	62,977
Paramount Group, Inc.	7,203	37,960
Park Hotels & Resorts, Inc.	9,042	124,327
Pebblebrook Hotel Trust	2,465	35,176
Physicians Realty Trust	2,491	36,942
Piedmont Office Realty Trust, Inc., Class A	4,548	41,614
PotlatchDeltic Corp.	1,008	46,529
Prologis, Inc.	3,627	447,572
Public Storage	760	227,202
Rayonier, Inc.	1,641	55,105
Realty Income Corp.	2,200	140,690
Regency Centers Corp.	1,666	104,791
Retail Opportunity Investments Corp.	1,571	22,355
Rexford Industrial Realty, Inc.	393	23,761
RLJ Lodging Trust	6,193	70,229
RPT Realty	1,939	20,786
Ryman Hospitality Properties, Inc.	569	52,786
Sabra Health Care REIT, Inc.	4,181	49,796
SBA Communications Corp.	292	75,730
Service Properties Trust	17,489	192,029
Simon Property Group, Inc.	4,380	534,754
SITE Centers Corp.	3,796	50,753
SL Green Realty Corp.	2,404	81,856
See financial notes
Schwab Fundamental Index ETFs | Annual Report35

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings  as of February 28, 2023 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Spirit Realty Capital, Inc.	1,143	47,069
STAG Industrial, Inc.	1,169	39,325
Summit Hotel Properties, Inc.	2,912	21,549
Sun Communities, Inc.	647	92,612
Sunstone Hotel Investors, Inc.	5,315	56,180
Tanger Factory Outlet Centers, Inc.	2,606	49,227
Terreno Realty Corp.	275	17,108
The Howard Hughes Corp. *	339	28,178
The Macerich Co.	7,752	92,636
The Necessity Retail REIT, Inc.	2,276	15,613
UDR, Inc.	2,369	101,488
Uniti Group, Inc.	7,554	41,471
Urban Edge Properties	2,099	32,325
Ventas, Inc.	7,686	373,924
Veris Residential, Inc. *	2,070	33,410
VICI Properties, Inc.	2,871	96,265
Vornado Realty Trust	4,956	98,030
Welltower, Inc.	5,769	427,598
Weyerhaeuser Co.	13,275	414,844
WP Carey, Inc.	1,436	116,546
Xenia Hotels & Resorts, Inc.	3,222	45,237
Zillow Group, Inc., Class C *	684	28,728
		11,659,073

Retailing 4.6%
1-800-Flowers.com, Inc., Class A *	1,341	13,276
Abercrombie & Fitch Co., Class A *	2,583	75,966
Academy Sports & Outdoors, Inc.	1,666	98,544
Advance Auto Parts, Inc.	1,266	183,519
Amazon.com, Inc. *	36,359	3,426,109
American Eagle Outfitters, Inc.	6,292	90,416
America's Car-Mart, Inc. *	184	15,633
Arko Corp.	1,772	14,211
Asbury Automotive Group, Inc. *	557	126,495
AutoNation, Inc. *	1,809	246,947
AutoZone, Inc. *	103	256,114
Barnes & Noble Education, Inc. *	6,836	14,082
Bath & Body Works, Inc.	4,874	199,200
Bed Bath & Beyond, Inc. *(d)	28,548	40,253
Best Buy Co., Inc.	10,736	892,269
Big 5 Sporting Goods Corp.	1,158	10,225
Big Lots, Inc.	5,182	74,362
Boot Barn Holdings, Inc. *	245	18,975
Burlington Stores, Inc. *	592	126,836
Caleres, Inc.	1,084	28,303
Camping World Holdings, Inc., Class A	450	10,274
CarMax, Inc. *	3,689	254,689
Chico's FAS, Inc. *	6,568	37,766
Citi Trends, Inc. *	590	16,544
Conn's, Inc. *	1,507	12,915
Designer Brands, Inc., Class A	2,585	25,307
Dick's Sporting Goods, Inc.	1,509	194,103
Dillard's, Inc., Class A	174	62,015
Dollar General Corp.	3,425	740,828
Dollar Tree, Inc. *	2,986	433,806
eBay, Inc.	16,627	763,179
Etsy, Inc. *	409	49,657
Express, Inc. *	7,733	7,888
Five Below, Inc. *	282	57,613
Floor & Decor Holdings, Inc., Class A *	453	41,590
Foot Locker, Inc.	4,824	210,905
GameStop Corp., Class A *	2,702	51,959
Genesco, Inc. *	671	30,175
Genuine Parts Co.	2,200	389,092
Group 1 Automotive, Inc.	796	175,972
Groupon, Inc. *	1,908	14,329
Guess?, Inc.	1,523	32,044
SECURITY	NUMBER OF SHARES	VALUE ($)
Haverty Furniture Cos., Inc.	918	34,645
Hibbett, Inc.	588	42,295
Kohl's Corp.	13,843	388,158
Lithia Motors, Inc.	622	158,722
LKQ Corp.	4,968	284,617
Lowe’s Cos., Inc.	7,903	1,626,042
Macy's, Inc.	17,828	364,761
MarineMax, Inc. *	757	25,420
MercadoLibre, Inc. *	34	41,480
Monro, Inc.	748	37,729
Murphy USA, Inc.	742	189,277
National Vision Holdings, Inc. *	975	36,426
Nordstrom, Inc.	6,537	127,341
Ollie's Bargain Outlet Holdings, Inc. *	923	53,109
O'Reilly Automotive, Inc. *	677	561,978
Overstock.com, Inc. *	897	17,375
Penske Automotive Group, Inc.	933	134,492
PetMed Express, Inc.	698	13,108
Pool Corp.	244	87,074
Qurate Retail, Inc., Class A *	70,378	148,498
RH *	116	34,687
Ross Stores, Inc.	4,084	451,445
Sally Beauty Holdings, Inc. *	5,041	81,110
Shoe Carnival, Inc.	645	16,996
Signet Jewelers Ltd.	1,213	86,875
Sleep Number Corp. *	1,048	41,773
Sonic Automotive, Inc., Class A	1,166	66,334
Sportsman's Warehouse Holdings, Inc. *	1,508	13,557
Stitch Fix, Inc., Class A *	3,381	15,755
Target Corp.	11,471	1,932,863
The Aaron's Co., Inc.	2,261	32,445
The Buckle, Inc.	807	32,918
The Children's Place, Inc. *	503	21,061
The Gap, Inc.	13,945	181,424
The Home Depot, Inc.	10,736	3,183,653
The ODP Corp. *	3,544	160,472
The TJX Cos., Inc.	14,573	1,116,292
Tractor Supply Co.	1,183	275,947
TravelCenters of America, Inc. *	920	77,602
Ulta Beauty, Inc. *	428	222,046
Upbound Group, Inc.	1,745	46,853
Urban Outfitters, Inc. *	3,216	86,671
Victoria's Secret & Co. *	1,377	54,584
Wayfair, Inc., Class A *	260	10,527
Williams-Sonoma, Inc.	1,196	149,404
Zumiez, Inc. *	766	17,817
		22,348,043

Semiconductors & Semiconductor Equipment 3.5%
Advanced Micro Devices, Inc. *	4,874	382,999
Ambarella, Inc. *	151	14,241
Amkor Technology, Inc.	2,697	69,475
Analog Devices, Inc.	2,655	487,113
Applied Materials, Inc.	9,363	1,087,512
Axcelis Technologies, Inc. *	215	27,636
Broadcom, Inc.	3,045	1,809,613
Cirrus Logic, Inc. *	1,016	104,394
Diodes, Inc. *	622	57,031
Entegris, Inc.	912	77,730
First Solar, Inc. *	937	158,484
FormFactor, Inc. *	681	20,498
Ichor Holdings Ltd. *	509	16,772
Intel Corp.	168,818	4,208,633
KLA Corp.	854	323,990
Kulicke & Soffa Industries, Inc.	770	41,041
Lam Research Corp.	1,111	539,957
Lattice Semiconductor Corp. *	208	17,672
See financial notes
36Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings  as of February 28, 2023 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Marvell Technology, Inc.	2,811	126,917
Microchip Technology, Inc.	3,514	284,739
Micron Technology, Inc.	22,685	1,311,647
MKS Instruments, Inc.	859	83,263
Monolithic Power Systems, Inc.	83	40,196
NVIDIA Corp.	3,866	897,531
NXP Semiconductors N.V.	2,746	490,106
ON Semiconductor Corp. *	2,738	211,949
Onto Innovation, Inc. *	219	18,061
Photronics, Inc. *	1,402	24,703
Power Integrations, Inc.	358	29,445
Qorvo, Inc. *	2,054	207,228
QUALCOMM, Inc.	13,506	1,668,396
Semtech Corp. *	615	18,948
Silicon Laboratories, Inc. *	211	37,670
Skyworks Solutions, Inc.	3,425	382,127
SMART Global Holdings, Inc. *	751	12,542
SolarEdge Technologies, Inc. *	108	34,335
Synaptics, Inc. *	376	44,221
Teradyne, Inc.	1,448	146,451
Texas Instruments, Inc.	9,121	1,563,795
Ultra Clean Holdings, Inc. *	686	21,856
Universal Display Corp.	185	25,132
Wolfspeed, Inc. *	363	26,855
		17,152,904

Software & Services 6.2%
Accenture plc, Class A	5,109	1,356,695
ACI Worldwide, Inc. *	1,569	40,559
Adeia, Inc.	1,817	17,916
Adobe, Inc. *	1,926	623,928
Akamai Technologies, Inc. *	1,901	138,013
Alarm.com Holdings, Inc. *	218	11,081
Amdocs Ltd.	2,601	238,278
ANSYS, Inc. *	380	115,372
Aspen Technology, Inc. *	232	49,186
Autodesk, Inc. *	541	107,491
Automatic Data Processing, Inc.	2,963	651,327
Bentley Systems, Inc., Class B	680	27,513
Black Knight, Inc. *	947	56,441
Blackbaud, Inc. *	349	19,436
Block, Inc. *	583	44,734
Broadridge Financial Solutions, Inc.	1,135	159,785
Cadence Design Systems, Inc. *	934	180,206
Cerence, Inc. *	927	25,381
Ceridian HCM Holding, Inc. *	225	16,409
Check Point Software Technologies Ltd. *	1,319	163,187
Cognizant Technology Solutions Corp., Class A	12,756	798,908
CommVault Systems, Inc. *	433	25,495
Concentrix Corp.	491	67,188
Conduent, Inc. *	9,595	38,188
Consensus Cloud Solutions, Inc. *	345	14,159
CSG Systems International, Inc.	522	29,336
Dolby Laboratories, Inc., Class A	741	60,969
Dropbox, Inc., Class A *	2,023	41,269
DXC Technology Co. *	8,243	228,661
Ebix, Inc.	877	15,242
Envestnet, Inc. *	338	21,128
EPAM Systems, Inc. *	186	57,223
Euronet Worldwide, Inc. *	701	76,304
EVERTEC, Inc.	607	22,344
ExlService Holdings, Inc. *	229	37,673
Fair Isaac Corp. *	122	82,641
Fidelity National Information Services, Inc.	6,677	423,121
Fiserv, Inc. *	3,484	400,973
FleetCor Technologies, Inc. *	940	201,903
SECURITY	NUMBER OF SHARES	VALUE ($)
Fortinet, Inc. *	1,538	91,419
Gartner, Inc. *	273	89,492
Gen Digital, Inc.	8,459	165,035
Genpact Ltd.	2,615	124,814
Global Payments, Inc.	2,313	259,519
Globant S.A. *	95	15,683
GoDaddy, Inc., Class A *	815	61,704
Guidewire Software, Inc. *	246	17,272
InterDigital, Inc.	769	56,129
International Business Machines Corp.	21,955	2,838,781
Intuit, Inc.	1,074	437,311
Jack Henry & Associates, Inc.	588	96,573
Kyndryl Holdings, Inc. *	34,609	543,015
LiveRamp Holdings, Inc. *	1,759	41,565
Manhattan Associates, Inc. *	337	48,444
Mastercard, Inc., Class A	3,545	1,259,503
Maximus, Inc.	1,724	141,506
Microsoft Corp.	38,573	9,620,878
MicroStrategy, Inc., Class A *(d)	64	16,785
NCR Corp. *	4,428	113,047
Oracle Corp.	27,794	2,429,196
Pagseguro Digital Ltd., Class A *	2,057	17,834
Palo Alto Networks, Inc. *	539	101,531
Paychex, Inc.	2,357	260,213
Paycom Software, Inc. *	93	26,882
PayPal Holdings, Inc. *	8,198	603,373
Paysafe Ltd. *	1,645	32,801
Pegasystems, Inc.	359	16,650
Perficient, Inc. *	224	15,859
Progress Software Corp.	601	34,521
PTC, Inc. *	256	32,084
Qualys, Inc. *	124	14,651
RingCentral, Inc., Class A *	900	29,736
Roper Technologies, Inc.	603	259,411
Sabre Corp. *	11,760	59,506
Salesforce, Inc. *	2,737	447,800
ServiceNow, Inc. *	100	43,217
Splunk, Inc. *	379	38,847
SS&C Technologies Holdings, Inc.	2,127	124,855
StoneCo Ltd., Class A *	1,760	14,978
Synopsys, Inc. *	435	158,236
Teradata Corp. *	1,825	74,387
The Western Union Co.	12,960	167,962
TTEC Holdings, Inc.	266	10,709
Twilio, Inc., Class A *	313	21,037
Tyler Technologies, Inc. *	123	39,514
Unisys Corp. *	2,923	14,556
Verint Systems, Inc. *	370	13,831
VeriSign, Inc. *	510	100,383
Verra Mobility Corp. *	817	14,077
Visa, Inc., Class A	7,788	1,712,893
VMware, Inc., Class A *	2,292	252,418
WEX, Inc. *	307	59,193
Workday, Inc., Class A *	181	33,570
Xperi, Inc. *	662	7,739
Zoom Video Communications, Inc., Class A *	244	18,200
		30,026,788

Technology Hardware & Equipment 6.5%
ADTRAN Holdings, Inc.	1,136	19,823
Advanced Energy Industries, Inc.	379	35,277
Amphenol Corp., Class A	4,371	338,840
Apple Inc.	117,740	17,356,053
Arista Networks, Inc. *	705	97,784
Arrow Electronics, Inc. *	3,571	421,342
Avnet, Inc.	9,368	418,843
See financial notes
Schwab Fundamental Index ETFs | Annual Report37

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings  as of February 28, 2023 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Badger Meter, Inc.	225	27,365
Belden, Inc.	836	70,542
Benchmark Electronics, Inc.	2,632	62,615
CDW Corp.	1,629	329,742
Ciena Corp. *	2,007	96,778
Cisco Systems, Inc.	89,896	4,352,764
Cognex Corp.	1,129	53,537
Coherent Corp. *	1,373	59,218
CommScope Holding Co., Inc. *	8,154	59,035
Comtech Telecommunications Corp.	1,393	22,274
Corning, Inc.	19,015	645,559
CTS Corp.	467	20,226
Dell Technologies, Inc., Class C	2,531	102,860
ePlus, Inc. *	754	40,844
F5, Inc. *	906	129,540
Fabrinet *	463	56,426
Flex Ltd. *	16,359	372,331
Hewlett Packard Enterprise Co.	69,466	1,084,364
HP, Inc.	25,674	757,897
Insight Enterprises, Inc. *	1,004	134,456
IPG Photonics Corp. *	565	69,631
Itron, Inc. *	730	40,712
Jabil, Inc.	4,336	360,018
Juniper Networks, Inc.	8,784	270,372
Keysight Technologies, Inc. *	716	114,531
Kimball Electronics, Inc. *	1,221	30,537
Knowles Corp. *	1,729	29,358
Littelfuse, Inc.	251	64,941
Lumentum Holdings, Inc. *	511	27,497
Methode Electronics, Inc.	871	42,444
Motorola Solutions, Inc.	1,097	288,303
National Instruments Corp.	1,904	96,171
NetApp, Inc.	4,423	285,505
NETGEAR, Inc. *	1,331	24,091
NetScout Systems, Inc. *	1,564	44,480
Novanta, Inc. *	131	20,555
OSI Systems, Inc. *	383	35,447
PC Connection, Inc.	612	26,806
Plexus Corp. *	778	74,602
Pure Storage, Inc., Class A *	479	13,671
Rogers Corp. *	186	27,379
Sanmina Corp. *	3,227	195,104
ScanSource, Inc. *	1,886	58,805
Seagate Technology Holdings plc	5,408	349,140
Stratasys Ltd. *	978	12,665
Super Micro Computer, Inc. *	1,084	106,199
TD SYNNEX Corp.	666	64,282
TE Connectivity Ltd.	4,078	519,211
Teledyne Technologies, Inc. *	262	112,678
Trimble, Inc. *	1,733	90,220
TTM Technologies, Inc. *	4,558	60,576
ViaSat, Inc. *	1,396	44,337
Viavi Solutions, Inc. *	2,106	23,040
Vishay Intertechnology, Inc.	4,169	88,508
Vontier Corp.	3,663	95,861
Western Digital Corp. *	12,463	479,576
Xerox Holdings Corp.	11,579	190,938
Zebra Technologies Corp., Class A *	383	114,996
		31,759,522

Telecommunication Services 3.1%
AT&T, Inc.	411,757	7,786,325
ATN International, Inc.	403	16,946
Cogent Communications Holdings, Inc.	469	30,363
Consolidated Communications Holdings, Inc. *	6,168	18,689
EchoStar Corp., Class A *	1,690	33,732
SECURITY	NUMBER OF SHARES	VALUE ($)
Frontier Communications Parent, Inc. *	1,081	29,576
Iridium Communications, Inc. *	630	38,663
Liberty Global plc, Class A *	8,187	167,752
Liberty Global plc, Class C *	15,128	321,470
Liberty Latin America Ltd., Class A *	2,215	19,536
Liberty Latin America Ltd., Class C *	8,167	71,706
Lumen Technologies, Inc.	92,629	314,939
Shenandoah Telecommunications Co.	940	18,349
Telephone and Data Systems, Inc.	7,396	93,855
T-Mobile US, Inc. *	5,959	847,251
Verizon Communications, Inc.	141,555	5,493,750
		15,302,902

Transportation 2.1%
Air Transport Services Group, Inc. *	1,155	24,174
Alaska Air Group, Inc. *	931	44,530
Allegiant Travel Co. *	139	14,255
American Airlines Group, Inc. *	7,629	121,911
ArcBest Corp.	810	77,922
Atlas Air Worldwide Holdings, Inc. *	809	81,555
Atlas Corp.	1,356	20,828
Avis Budget Group, Inc. *	977	214,608
C.H. Robinson Worldwide, Inc.	3,321	331,967
Costamare, Inc.	1,238	12,999
Covenant Logistics Group, Inc.	540	18,711
CSX Corp.	34,307	1,046,020
Danaos Corp.	169	9,831
Daseke, Inc. *	6,646	54,165
Delta Air Lines, Inc. *	4,716	180,812
Expeditors International of Washington, Inc.	2,718	284,194
FedEx Corp.	6,778	1,377,425
Forward Air Corp.	442	45,619
Golden Ocean Group Ltd.	1,301	13,504
GXO Logistics, Inc. *	2,097	103,948
Hawaiian Holdings, Inc. *	933	10,450
Heartland Express, Inc.	1,493	24,082
Hub Group, Inc., Class A *	1,051	96,408
J.B. Hunt Transport Services, Inc.	1,194	215,863
JetBlue Airways Corp. *	4,640	38,512
Kirby Corp. *	1,066	77,317
Knight-Swift Transportation Holdings, Inc.	3,237	183,991
Landstar System, Inc.	744	134,508
Lyft, Inc., Class A *	1,487	14,870
Marten Transport Ltd.	1,435	31,671
Matson, Inc.	151	10,043
Norfolk Southern Corp.	3,719	836,106
Old Dominion Freight Line, Inc.	688	233,411
RXO, Inc. *	2,365	48,648
Ryder System, Inc.	2,922	286,093
Saia, Inc. *	243	65,821
Schneider National, Inc., Class B	1,927	54,072
SkyWest, Inc. *	1,042	19,871
Southwest Airlines Co.	4,266	143,252
Spirit Airlines, Inc.	740	13,557
Uber Technologies, Inc. *	3,960	131,710
U-Haul Holding Co.	124	7,962
U-Haul Holding Co., Non Voting Shares	1,208	67,201
Union Pacific Corp.	9,269	1,921,278
United Airlines Holdings, Inc. *	3,268	169,805
United Parcel Service, Inc., Class B	6,201	1,131,621
Werner Enterprises, Inc.	2,147	99,728
XPO, Inc. *	2,365	78,896
Yellow Corp. *	4,351	10,529
		10,236,254

See financial notes
38Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings  as of February 28, 2023 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Utilities 3.4%
ALLETE, Inc.	1,152	70,491
Alliant Energy Corp.	3,342	171,344
Ameren Corp.	3,780	312,644
American Electric Power Co., Inc.	8,304	730,503
American States Water Co.	316	28,219
American Water Works Co., Inc.	1,573	220,818
Atlantica Sustainable Infrastructure plc	1,257	34,693
Atmos Energy Corp.	1,549	174,743
Avangrid, Inc.	1,111	43,362
Avista Corp.	1,681	69,123
Black Hills Corp.	1,222	75,043
California Water Service Group	520	29,765
CenterPoint Energy, Inc.	10,262	285,489
Chesapeake Utilities Corp.	173	22,159
Clearway Energy, Inc., Class A	370	10,993
Clearway Energy, Inc., Class C	900	28,269
CMS Energy Corp.	4,598	271,144
Consolidated Edison, Inc.	6,993	624,824
Dominion Energy, Inc.	12,801	711,992
DTE Energy Co.	3,303	362,372
Duke Energy Corp.	14,392	1,356,590
Edison International	7,653	506,705
Entergy Corp.	3,886	399,753
Essential Utilities, Inc.	1,600	68,448
Evergy, Inc.	6,259	368,092
Eversource Energy	5,099	384,261
Exelon Corp.	22,569	911,562
FirstEnergy Corp.	12,785	505,519
Hawaiian Electric Industries, Inc.	2,086	84,379
IDACORP, Inc.	723	74,758
MGE Energy, Inc.	429	30,365
National Fuel Gas Co.	1,235	70,741
New Jersey Resources Corp.	1,495	76,290
NextEra Energy, Inc.	16,430	1,167,023
NiSource, Inc.	6,712	184,110
Northwest Natural Holding Co.	654	31,614
NorthWestern Corp.	1,205	69,625
NRG Energy, Inc.	6,209	203,593
OGE Energy Corp.	3,784	135,164
ONE Gas, Inc.	908	72,785
Ormat Technologies, Inc.	447	37,780
Otter Tail Corp.	579	41,045
PG&E Corp. *	11,018	172,101
Pinnacle West Capital Corp.	2,911	214,482
PNM Resources, Inc.	1,565	76,685
Portland General Electric Co.	1,950	93,210
PPL Corp.	21,057	570,013
Public Service Enterprise Group, Inc.	8,763	529,548
Sempra Energy	3,656	548,254
SJW Group	295	22,550
Southwest Gas Holdings, Inc.	1,410	88,844
Spire, Inc.	1,032	72,653
The AES Corp.	16,334	403,123
The Southern Co.	18,428	1,162,070
UGI Corp.	5,520	205,510
Unitil Corp.	325	17,654
Vistra Corp.	16,431	361,318
WEC Energy Group, Inc.	4,237	375,652
Xcel Energy, Inc.	8,148	526,116
		16,497,975
Total Common Stocks (Cost $402,160,439)		485,045,546
SECURITY	NUMBER OF SHARES	VALUE ($)
INVESTMENT COMPANIES 0.1% OF NET ASSETS

Equity Funds 0.1%
iShares Core S&P Total U.S. Stock Market ETF	3,500	310,030
Total Investment Companies (Cost $293,538)		310,030

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43% (f)	264,632	264,632
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43% (f)(g)	141,557	141,557
		406,189
Total Short-Term Investments (Cost $406,189)		406,189
Total Investments in Securities (Cost $402,860,166)		485,761,765

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION (DEPRECIATION) ($)
FUTURES CONTRACTS
Long
Russell 1000 Value Index, e-mini, expires 03/17/23	10	757,900	(18,061)
S&P 500 Index, e-mini, expires 03/17/23	1	198,775	6,299
Net Unrealized Depreciation			(11,762)

*	Non-income producing security.
(a)	Subsequent to the period ended February 28, 2023, the issuer was placed into receivership with the Federal Deposit Insurance Corp. due to inadequate liquidity and insolvency on March 12, 2023.
(b)
Subsequent to the period ended February 28, 2023, the Silicon Valley Bank,
N.A. was placed into receivership with the Federal Deposit Insurance Corp. due to inadequate liquidity and insolvency on March 10, 2023, and, subsequently on
March 17, 2023, SVB Financial Group, the parent of Silicon Valley Bank, filed for bankruptcy.

(c)	Issuer is affiliated with the fund’s investment adviser.
(d)	All or a portion of this security is on loan. Securities on loan were valued at $128,163.
(e)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(f)	The rate shown is the annualized 7-day yield.
(g)	Security purchased with cash collateral received for securities on loan.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
See financial notes
Schwab Fundamental Index ETFs | Annual Report39

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings  as of February 28, 2023 (continued)

Below is a summary of the fund’s transactions with affiliated issuers during the period ended February 28, 2023:
SECURITY	VALUE AT 2/28/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 2/28/23	BALANCE OF SHARES HELD AT 2/28/23	DIVIDENDS RECEIVED
COMMON STOCKS 0.1% OF NET ASSETS

Diversified Financials 0.1%
The Charles Schwab Corp.	$352,536	$140,632	($29,199)	$9,769	($27,412)	$446,326	5,728	$4,587

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$456,462,637	$—	$—	$456,462,637
Health Care Equipment & Services	28,582,909	—	0*	28,582,909
Investment Companies[1]	310,030	—	—	310,030
Short-Term Investments[1]	406,189	—	—	406,189
Futures Contracts[2]	6,299	—	—	6,299
Liabilities
Futures Contracts[2]	(18,061)	—	—	(18,061)
Total	$485,750,003	$—	$—	$485,750,003

*	Level 3 amount shown includes securities determined to have no value at February 28, 2023.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.
See financial notes
40Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental U.S. Broad Market Index ETF
Statement of Assets and Liabilities

As of February 28, 2023
Assets
Investments in securities, at value - affiliated (cost $290,511)		$446,326
Investments in securities, at value - unaffiliated (cost $402,569,655) including securities on loan of $128,163		485,315,439
Deposit with broker for futures contracts		66,601
Receivables:
Dividends		1,044,667
Investments sold		54,189
Income from securities on loan	+	1,880
Total assets		486,929,102

Liabilities
Collateral held for securities on loan		141,557
Payables:
Investments bought		409,916
Management fees		95,162
Variation margin on futures contracts	+	2,547
Total liabilities		649,182
Net assets		$486,279,920

Net Assets by Source
Capital received from investors		$425,026,572
Total distributable earnings	+	61,253,348
Net assets		$486,279,920

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$486,279,920		8,950,000		$54.33

See financial notes
Schwab Fundamental Index ETFs | Annual Report41

Schwab Fundamental U.S. Broad Market Index ETF
Statement of Operations

For the period March 1, 2022 through February 28, 2023
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $1,738)		$10,229,699
Dividends received from securities - affiliated		4,587
Securities on loan, net	+	15,098
Total investment income		10,249,384

Expenses
Management fees		1,127,093
Proxy fees[1]	+	9,197
Total expenses	–	1,136,290
Net investment income		9,113,094

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(1,852)
Net realized losses on sales of securities - unaffiliated		(5,530,454)
Net realized gains on sales of in-kind redemptions - affiliated		11,621
Net realized gains on sales of in-kind redemptions - unaffiliated		22,081,374
Net realized losses on futures contracts	+	(123,761)
Net realized gains		16,436,928
Net change in unrealized appreciation (depreciation) on securities - affiliated		(27,412)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		(31,668,596)
Net change in unrealized appreciation (depreciation) on futures contracts	+	11,712
Net change in unrealized appreciation (depreciation)	+	(31,684,296)
Net realized and unrealized losses		(15,247,368)
Decrease in net assets resulting from operations		($6,134,274)

[1]	Proxy fees are non-routine expenses (see financial note 2(e) for additional information).
See financial notes
42Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental U.S. Broad Market Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	3/1/22-2/28/23		3/1/21-2/28/22
Net investment income		$9,113,094	$6,792,260
Net realized gains		16,436,928	6,943,416
Net change in unrealized appreciation (depreciation)	+	(31,684,296)	44,250,389
Increase (decrease) in net assets resulting from operations		($6,134,274)	$57,986,065

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($8,668,580)	($6,475,295)

TRANSACTIONS IN FUND SHARES
	3/1/22-2/28/23			3/1/21-2/28/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,300,000	$122,514,839	1,950,000	$105,060,157
Shares redeemed	+	(900,000)	(46,772,595)	(300,000)	(15,956,138)
Net transactions in fund shares		1,400,000	$75,742,244	1,650,000	$89,104,019

SHARES OUTSTANDING AND NET ASSETS
	3/1/22-2/28/23			3/1/21-2/28/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		7,550,000	$425,340,530	5,900,000	$284,725,741
Total increase	+	1,400,000	60,939,390	1,650,000	140,614,789
End of period		8,950,000	$486,279,920	7,550,000	$425,340,530
See financial notes
Schwab Fundamental Index ETFs | Annual Report43

Schwab Fundamental U.S. Large Company Index ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	3/1/22– 2/28/23	3/1/21– 2/28/22	3/1/20– 2/28/21	3/1/19– 2/29/20	3/1/18– 2/28/19
Per-Share Data
Net asset value at beginning of period	$56.98	$48.49	$37.67	$37.83	$37.20
Income (loss) from investment operations:
Net investment income (loss)[1]	1.12	1.02	0.98	0.99	0.87
Net realized and unrealized gains (losses)	(2.09)	8.43	10.88	(0.20)	0.57
Total from investment operations	(0.97)	9.45	11.86	0.79	1.44
Less distributions:
Distributions from net investment income	(1.10)	(0.96)	(1.04)	(0.95)	(0.81)
Net asset value at end of period	$54.91	$56.98	$48.49	$37.67	$37.83
Total return	(1.61%)	19.61%	32.40%	1.98%	3.92%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25%[2]	0.25%	0.25%	0.25%	0.25%
Net investment income (loss)	2.07%	1.84%	2.49%	2.47%	2.33%
Portfolio turnover rate[3]	12%	11%	13%	12%	11%
Net assets, end of period (x 1,000,000)	$10,373	$9,889	$5,863	$5,558	$4,596

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
44Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings  as of February 28, 2023

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 1.6%
Adient plc *	72,411	3,093,398
Aptiv plc *	82,695	9,615,775
Autoliv, Inc.	52,193	4,832,028
BorgWarner, Inc.	188,627	9,484,166
Dana, Inc.	177,080	2,804,947
Ford Motor Co.	3,082,149	37,201,538
General Motors Co.	1,637,944	63,453,950
Gentex Corp.	133,457	3,810,197
Harley-Davidson, Inc.	85,923	4,085,639
Lear Corp.	64,869	9,058,956
Tesla, Inc. *	30,411	6,255,847
The Goodyear Tire & Rubber Co. *	546,536	6,208,649
Thor Industries, Inc.	43,604	3,967,528
Visteon Corp. *	27,520	4,596,941
		168,469,559

Banks 7.3%
Bank of America Corp.	3,302,993	113,292,660
Citigroup, Inc.	2,407,679	122,045,248
Citizens Financial Group, Inc.	278,971	11,649,829
Comerica, Inc.	77,108	5,405,271
Credicorp Ltd.	33,623	4,284,243
East West Bancorp, Inc.	34,177	2,604,629
Fifth Third Bancorp	306,924	11,141,341
First Horizon Corp.	107,908	2,672,881
First Republic Bank	20,114	2,474,223
Huntington Bancshares, Inc.	447,531	6,856,175
JPMorgan Chase & Co.	1,504,767	215,708,349
KeyCorp	394,378	7,213,174
M&T Bank Corp.	80,403	12,485,782
MGIC Investment Corp.	154,785	2,129,842
New York Community Bancorp, Inc.	390,098	3,464,070
Popular, Inc.	37,610	2,685,354
Radian Group, Inc.	95,966	2,048,874
Regions Financial Corp.	341,166	7,955,991
Signature Bank (a)	10,693	1,230,230
SVB Financial Group *(b)	8,063	2,323,031
Synovus Financial Corp.	50,494	2,111,154
The PNC Financial Services Group, Inc.	175,580	27,727,594
Truist Financial Corp.	366,806	17,221,542
U.S Bancorp	728,566	34,774,455
Wells Fargo & Co.	2,921,122	136,620,876
Zions Bancorp NA	82,886	4,195,689
		762,322,507

Capital Goods 7.7%
3M Co.	285,315	30,739,838
A.O. Smith Corp.	47,279	3,102,921
Acuity Brands, Inc.	19,505	3,783,190
AECOM	66,386	5,733,095
AerCap Holdings N.V. *	60,124	3,754,143
SECURITY	NUMBER OF SHARES	VALUE ($)
AGCO Corp.	31,888	4,490,149
Air Lease Corp.	55,219	2,389,878
Allegion plc	22,605	2,547,810
Allison Transmission Holdings, Inc.	101,449	4,818,828
AMETEK, Inc.	41,320	5,849,259
Boise Cascade Co.	30,400	2,100,944
Carlisle Cos., Inc.	16,835	4,347,134
Carrier Global Corp.	335,643	15,114,004
Caterpillar, Inc.	179,779	43,066,059
Cummins, Inc.	82,506	20,055,559
Curtiss-Wright Corp.	14,873	2,599,652
Deere & Co.	54,318	22,772,278
Donaldson Co., Inc.	43,906	2,777,055
Dover Corp.	41,951	6,288,455
Eaton Corp. plc	153,492	26,850,356
EMCOR Group, Inc.	32,819	5,487,993
Emerson Electric Co.	215,854	17,853,284
Fastenal Co.	133,696	6,893,366
Flowserve Corp.	70,866	2,458,342
Fluor Corp. *	115,057	4,219,140
Fortive Corp.	54,083	3,605,173
Fortune Brands Innovations, Inc.	70,785	4,385,131
GATX Corp.	20,152	2,198,382
General Dynamics Corp.	103,517	23,592,560
General Electric Co.	662,682	56,135,792
Graco, Inc.	32,073	2,230,356
Hexcel Corp.	41,816	3,050,477
Honeywell International, Inc.	220,594	42,239,339
Howmet Aerospace, Inc.	140,791	5,938,564
Hubbell, Inc.	17,833	4,485,713
Huntington Ingalls Industries, Inc.	24,767	5,329,858
IDEX Corp.	14,878	3,347,252
Illinois Tool Works, Inc.	89,831	20,944,996
Ingersoll Rand, Inc.	41,431	2,405,898
ITT, Inc.	29,333	2,666,076
Johnson Controls International plc	265,379	16,644,571
L3Harris Technologies, Inc.	56,541	11,940,894
Lennox International, Inc.	10,167	2,590,857
Lincoln Electric Holdings, Inc.	18,896	3,173,205
Lockheed Martin Corp.	75,413	35,765,369
Masco Corp.	99,902	5,237,862
MasTec, Inc. *	31,846	3,111,991
Masterbrand, Inc. *	71,485	696,264
MDU Resources Group, Inc.	119,506	3,806,266
MSC Industrial Direct Co., Inc., Class A	30,387	2,568,309
Nordson Corp.	10,020	2,200,793
Northrop Grumman Corp.	43,125	20,014,744
nVent Electric plc	64,711	2,966,352
Oshkosh Corp.	48,041	4,284,777
Otis Worldwide Corp.	65,791	5,567,234
Owens Corning	58,332	5,704,286
PACCAR, Inc.	231,997	16,750,183
Parker-Hannifin Corp.	36,346	12,788,340
Pentair plc	71,565	4,003,346
Quanta Services, Inc.	46,331	7,477,823
Raytheon Technologies Corp.	309,971	30,405,055
Regal Rexnord Corp.	21,073	3,321,948
See financial notes
Schwab Fundamental Index ETFs | Annual Report45

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings  as of February 28, 2023 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Rockwell Automation, Inc.	29,523	8,707,218
Sensata Technologies Holding plc	61,594	3,115,425
Snap-on, Inc.	23,677	5,887,996
Spirit AeroSystems Holdings, Inc., Class A	118,768	4,059,490
Stanley Black & Decker, Inc.	91,519	7,834,942
Textron, Inc.	110,762	8,033,568
The Boeing Co. *	252,204	50,831,716
The Middleby Corp. *	13,923	2,164,887
The Timken Co.	31,586	2,699,024
The Toro Co.	25,709	2,839,302
Trane Technologies plc	57,140	10,569,186
TransDigm Group, Inc.	12,798	9,520,048
UFP Industries, Inc.	34,644	2,963,101
United Rentals, Inc.	33,036	15,478,357
Univar Solutions, Inc. *	100,825	3,503,669
W.W. Grainger, Inc.	14,741	9,853,327
Watsco, Inc.	11,667	3,555,052
WESCO International, Inc. *	23,728	3,928,882
Westinghouse Air Brake Technologies Corp.	44,882	4,682,539
Xylem, Inc.	37,483	3,847,630
		797,744,127

Commercial & Professional Services 0.8%
ABM Industries, Inc.	57,184	2,768,277
Booz Allen Hamilton Holding Corp.	40,400	3,827,092
CACI International, Inc., Class A *	9,609	2,815,437
Cintas Corp.	15,903	6,972,988
Copart, Inc. *	41,828	2,947,201
CoreCivic, Inc. *	185,842	1,804,526
Equifax, Inc.	16,155	3,271,872
Jacobs Solutions, Inc.	51,124	6,109,318
KBR, Inc.	43,690	2,407,756
Leidos Holdings, Inc.	71,059	6,897,697
ManpowerGroup, Inc.	86,093	7,307,574
Republic Services, Inc.	52,232	6,734,272
Robert Half International, Inc.	53,128	4,283,179
Science Applications International Corp.	30,459	3,248,148
TransUnion	30,611	2,002,878
Verisk Analytics, Inc.	22,383	3,829,955
Waste Management, Inc.	103,166	15,450,140
		82,678,310

Consumer Durables & Apparel 1.5%
Brunswick Corp.	41,763	3,650,922
Capri Holdings Ltd. *	67,486	3,345,281
Carter's, Inc.	32,229	2,429,744
D.R. Horton, Inc.	169,081	15,636,611
Deckers Outdoor Corp. *	7,325	3,049,764
Hanesbrands, Inc.	384,727	2,185,249
Hasbro, Inc.	47,907	2,635,364
KB Home	66,716	2,353,073
Leggett & Platt, Inc.	85,597	2,952,241
Lennar Corp., Class A	157,123	15,200,079
Lululemon Athletica, Inc. *	11,829	3,657,527
Meritage Homes Corp. *	30,702	3,353,580
Mohawk Industries, Inc. *	52,718	5,422,046
Newell Brands, Inc.	237,293	3,485,834
NIKE, Inc., Class B	236,628	28,109,040
NVR, Inc. *	1,350	6,984,387
Polaris, Inc.	28,567	3,249,496
PulteGroup, Inc.	204,971	11,205,765
PVH Corp.	75,231	6,036,535
Ralph Lauren Corp.	27,637	3,266,417
SECURITY	NUMBER OF SHARES	VALUE ($)
Skechers U.S.A., Inc., Class A *	56,686	2,523,094
Tapestry, Inc.	129,285	5,625,190
Taylor Morrison Home Corp. *	98,888	3,543,157
Toll Brothers, Inc.	88,718	5,317,757
Tri Pointe Homes, Inc. *	129,632	3,090,427
VF Corp.	181,511	4,505,103
Whirlpool Corp.	56,553	7,803,183
		160,616,866

Consumer Services 2.1%
Aramark	129,905	4,780,504
Booking Holdings, Inc. *	11,125	28,079,500
Carnival Corp. *	1,086,724	11,541,009
Chipotle Mexican Grill, Inc. *	2,337	3,484,654
Darden Restaurants, Inc.	35,197	5,032,819
Domino’s Pizza, Inc.	9,784	2,876,594
Expedia Group, Inc. *	32,359	3,526,160
H&R Block, Inc.	69,083	2,542,254
Hilton Worldwide Holdings, Inc.	45,647	6,596,448
Las Vegas Sands Corp. *	194,833	11,197,053
Marriott International, Inc., Class A	42,939	7,266,996
McDonald’s Corp.	175,755	46,383,502
MGM Resorts International	184,347	7,928,764
Norwegian Cruise Line Holdings Ltd. *	156,897	2,325,214
Royal Caribbean Cruises Ltd. *	112,101	7,918,815
Service Corp. International	38,172	2,577,755
Starbucks Corp.	409,878	41,844,445
Travel & Leisure Co.	52,432	2,199,522
Vail Resorts, Inc.	9,957	2,324,860
Wynn Resorts Ltd. *	40,164	4,352,573
Yum! Brands, Inc.	92,448	11,755,688
		216,535,129

Diversified Financials 6.5%
Affiliated Managers Group, Inc.	23,664	3,772,278
AGNC Investment Corp.	232,409	2,526,286
Ally Financial, Inc.	365,503	10,983,365
American Express Co.	220,380	38,343,916
Ameriprise Financial, Inc.	44,654	15,310,517
Annaly Capital Management, Inc.	127,702	2,640,877
Berkshire Hathaway, Inc., Class B *	674,744	205,918,374
BlackRock, Inc.	34,349	23,681,231
Blackstone, Inc.	70,983	6,445,256
Bread Financial Holdings, Inc.	106,969	4,393,217
Capital One Financial Corp.	336,260	36,679,241
Cboe Global Markets, Inc.	21,995	2,775,109
Chimera Investment Corp.	237,463	1,541,135
CME Group, Inc.	50,487	9,358,270
Discover Financial Services	195,317	21,875,504
Equitable Holdings, Inc.	126,258	3,967,026
Evercore, Inc., Class A	23,629	3,099,652
Franklin Resources, Inc.	275,522	8,119,633
Intercontinental Exchange, Inc.	96,221	9,795,298
Invesco Ltd.	249,044	4,398,117
Janus Henderson Group plc	102,911	2,825,936
Jefferies Financial Group, Inc.	113,549	4,291,017
KKR & Co., Inc.	105,202	5,928,133
Lazard Ltd., Class A	69,243	2,586,918
LPL Financial Holdings, Inc.	17,091	4,265,230
Moody's Corp.	20,661	5,994,789
Morgan Stanley	351,454	33,915,311
MSCI, Inc.	6,201	3,237,852
Nasdaq, Inc.	53,375	2,992,203
Navient Corp.	272,282	4,914,690
Northern Trust Corp.	73,991	7,049,123
OneMain Holdings, Inc.	113,899	4,907,908
See financial notes
46Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings  as of February 28, 2023 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
PROG Holdings, Inc. *	86,920	2,148,662
Raymond James Financial, Inc.	40,767	4,421,589
Rithm Capital Corp.	297,891	2,710,808
S&P Global, Inc.	51,762	17,661,194
SEI Investments Co.	46,044	2,774,151
SLM Corp.	148,975	2,142,261
Starwood Property Trust, Inc.	111,054	2,127,795
State Street Corp.	149,045	13,217,311
Synchrony Financial	721,431	25,762,301
T. Rowe Price Group, Inc.	104,241	11,704,180
The Bank of New York Mellon Corp.	495,838	25,228,237
The Charles Schwab Corp. (c)	133,200	10,378,944
The Goldman Sachs Group, Inc.	146,721	51,594,440
Voya Financial, Inc.	38,292	2,852,371
		673,257,656

Energy 7.6%
Antero Resources Corp. *	62,115	1,627,413
APA Corp.	102,784	3,944,850
Baker Hughes Co.	484,032	14,811,379
Cheniere Energy, Inc.	31,730	4,992,398
Chevron Corp.	863,166	138,771,198
ConocoPhillips	389,321	40,236,325
Delek US Holdings, Inc.	81,880	2,060,920
Devon Energy Corp.	83,843	4,520,815
EOG Resources, Inc.	147,941	16,720,292
Equitrans Midstream Corp.	260,534	1,571,020
Exxon Mobil Corp.	2,198,735	241,662,964
Halliburton Co.	228,497	8,278,446
Helmerich & Payne, Inc.	69,343	2,917,954
Hess Corp.	27,983	3,769,310
HF Sinclair Corp.	171,918	8,547,763
Kinder Morgan, Inc.	1,110,263	18,941,087
Marathon Oil Corp.	273,179	6,870,452
Marathon Petroleum Corp.	365,709	45,201,632
Murphy Oil Corp.	76,221	2,974,143
NOV, Inc.	214,175	4,686,149
Occidental Petroleum Corp.	266,601	15,612,155
ONEOK, Inc.	169,918	11,121,133
Ovintiv, Inc.	68,162	2,915,289
PBF Energy, Inc., Class A	154,653	6,759,883
Peabody Energy Corp. *	93,905	2,563,607
Phillips 66	472,477	48,457,241
Pioneer Natural Resources Co.	28,701	5,751,967
Schlumberger Ltd.	538,409	28,648,743
Targa Resources Corp.	72,122	5,344,240
TechnipFMC plc *	339,684	5,193,768
The Williams Cos., Inc.	408,560	12,297,656
Valero Energy Corp.	419,406	55,248,352
Vitesse Energy, Inc. *	13,246	230,348
World Fuel Services Corp.	374,674	10,284,801
		783,535,693

Food & Staples Retailing 3.0%
Casey's General Stores, Inc.	21,902	4,554,521
Costco Wholesale Corp.	116,210	56,266,558
Performance Food Group Co. *	95,253	5,390,367
Rite Aid Corp. *	310,482	1,198,460
SpartanNash Co.	81,060	2,169,166
Sprouts Farmers Market, Inc. *	87,137	2,639,380
Sysco Corp.	196,700	14,667,919
The Kroger Co.	762,560	32,896,838
United Natural Foods, Inc. *	62,408	2,541,878
US Foods Holding Corp. *	231,359	8,682,903
Walgreens Boots Alliance, Inc.	1,220,013	43,347,062
SECURITY	NUMBER OF SHARES	VALUE ($)
Walmart, Inc.	929,497	132,109,409
		306,464,461

Food, Beverage & Tobacco 3.9%
Altria Group, Inc.	908,235	42,169,351
Archer-Daniels-Midland Co.	361,323	28,761,311
Bunge Ltd.	116,619	11,137,114
Campbell Soup Co.	79,144	4,156,643
Coca-Cola Europacific Partners plc	116,931	6,431,205
Conagra Brands, Inc.	213,297	7,766,144
Constellation Brands, Inc., Class A	38,992	8,722,510
Darling Ingredients, Inc. *	36,661	2,319,541
Flowers Foods, Inc.	85,782	2,391,602
General Mills, Inc.	208,309	16,562,649
Hormel Foods Corp.	104,663	4,644,944
Ingredion, Inc.	54,831	5,450,201
Kellogg Co.	97,460	6,426,512
Keurig Dr Pepper, Inc.	185,438	6,406,883
Lamb Weston Holdings, Inc.	29,798	2,998,871
McCormick & Co., Inc. Non Voting Shares	45,212	3,360,156
Molson Coors Beverage Co., Class B	141,827	7,543,778
Mondelez International, Inc., Class A	440,619	28,719,546
Monster Beverage Corp. *	71,247	7,250,095
PepsiCo, Inc.	344,611	59,800,347
Philip Morris International, Inc.	494,436	48,108,623
Post Holdings, Inc. *	37,162	3,343,093
The Coca-Cola Co.	793,476	47,219,757
The Hershey Co.	23,701	5,648,422
The J.M. Smucker Co.	60,477	8,943,944
The Kraft Heinz Co.	378,350	14,732,949
Tyson Foods, Inc., Class A	257,740	15,268,518
		406,284,709

Health Care Equipment & Services 6.1%
Abbott Laboratories	287,137	29,207,576
Align Technology, Inc. *	9,183	2,842,139
AmerisourceBergen Corp.	31,578	4,912,274
Baxter International, Inc.	182,453	7,288,997
Becton Dickinson & Co.	54,292	12,734,189
Boston Scientific Corp. *	178,664	8,347,182
Cardinal Health, Inc.	254,935	19,301,129
Centene Corp. *	276,906	18,940,370
CVS Health Corp.	884,647	73,903,410
DaVita, Inc. *	79,447	6,535,310
Dentsply Sirona, Inc.	104,757	3,988,099
Edwards Lifesciences Corp. *	44,264	3,560,596
Elevance Health, Inc.	110,855	52,065,268
Embecta Corp.	9,323	297,870
Encompass Health Corp.	45,361	2,563,804
Enhabit, Inc. *	25,606	393,052
Envista Holdings Corp. *	51,111	1,975,951
GE HealthCare, Inc. *	221,075	16,801,700
HCA Healthcare, Inc.	89,100	21,691,395
Henry Schein, Inc. *	70,030	5,484,049
Hologic, Inc. *	53,707	4,277,225
Humana, Inc.	73,129	36,200,318
IDEXX Laboratories, Inc. *	6,065	2,870,201
Intuitive Surgical, Inc. *	24,240	5,560,414
Laboratory Corp. of America Holdings	35,423	8,478,849
McKesson Corp.	55,388	19,375,276
Medtronic plc	489,090	40,496,652
Molina Healthcare, Inc. *	17,910	4,931,160
Patterson Cos., Inc.	68,607	1,819,458
Quest Diagnostics, Inc.	60,784	8,410,074
ResMed, Inc.	14,171	3,018,423
See financial notes
Schwab Fundamental Index ETFs | Annual Report47

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings  as of February 28, 2023 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
STERIS plc	13,610	2,559,088
Stryker Corp.	56,678	14,899,513
Teleflex, Inc.	8,749	2,084,274
Tenet Healthcare Corp. *	74,927	4,385,477
The Cigna Group	144,931	42,334,345
The Cooper Cos., Inc.	7,682	2,511,784
UnitedHealth Group, Inc.	244,491	116,363,047
Universal Health Services, Inc., Class B	67,771	9,052,172
Zimmer Biomet Holdings, Inc.	59,247	7,338,926
Zimvie, Inc. *	15,585	177,357
		629,978,393

Household & Personal Products 1.3%
Church & Dwight Co., Inc.	56,970	4,772,947
Colgate-Palmolive Co.	218,333	16,003,809
Kimberly-Clark Corp.	110,505	13,818,650
Nu Skin Enterprises, Inc., Class A	49,397	1,967,977
Spectrum Brands Holdings, Inc.	35,119	2,248,318
The Clorox Co.	39,202	6,093,559
The Estee Lauder Cos., Inc., Class A	30,278	7,359,068
The Procter & Gamble Co.	615,649	84,688,676
		136,953,004

Insurance 3.7%
Aflac, Inc.	321,283	21,895,436
American Financial Group, Inc.	25,122	3,369,111
American International Group, Inc.	597,447	36,509,986
Aon plc, Class A	48,620	14,782,911
Arch Capital Group Ltd. *	85,159	5,961,130
Arthur J. Gallagher & Co.	28,171	5,277,837
Assurant, Inc.	18,165	2,314,039
Assured Guaranty Ltd.	54,083	3,375,320
Brown & Brown, Inc.	35,981	2,017,455
Chubb Ltd.	124,197	26,208,051
Cincinnati Financial Corp.	51,736	6,244,535
CNO Financial Group, Inc.	185,496	4,752,408
Everest Re Group Ltd.	13,587	5,217,000
F&G Annuities & Life, Inc.	8,615	175,488
Fidelity National Financial, Inc.	129,591	5,165,497
First American Financial Corp.	72,712	4,128,587
Genworth Financial, Inc., Class A *	764,083	4,760,237
Globe Life, Inc.	43,538	5,298,139
Kemper Corp.	43,888	2,703,501
Lincoln National Corp.	143,503	4,551,915
Loews Corp.	100,557	6,143,027
Markel Corp. *	3,367	4,477,639
Marsh & McLennan Cos., Inc.	87,932	14,257,294
MetLife, Inc.	380,035	27,259,911
Old Republic International Corp.	177,516	4,681,097
Primerica, Inc.	18,516	3,553,961
Principal Financial Group, Inc.	111,439	9,980,477
Prudential Financial, Inc.	246,303	24,630,300
Reinsurance Group of America, Inc.	37,650	5,439,296
RenaissanceRe Holdings Ltd.	13,478	2,896,422
The Allstate Corp.	198,913	25,616,016
The Hanover Insurance Group, Inc.	18,948	2,642,867
The Hartford Financial Services Group, Inc.	180,559	14,134,159
The Progressive Corp.	171,596	24,627,458
The Travelers Cos., Inc.	181,852	33,664,442
Unum Group	177,463	7,905,977
W.R. Berkley Corp.	57,831	3,827,834
Willis Towers Watson plc	29,719	6,964,945
		387,411,705

SECURITY	NUMBER OF SHARES	VALUE ($)
Materials 3.5%
Air Products and Chemicals, Inc.	49,574	14,177,173
Albemarle Corp.	15,933	4,051,921
Alcoa Corp.	88,963	4,353,849
AptarGroup, Inc.	21,425	2,500,726
Arconic Corp. *	118,727	3,139,142
Avery Dennison Corp.	24,241	4,416,468
Axalta Coating Systems Ltd. *	83,575	2,490,535
Ball Corp.	75,464	4,241,831
Berry Global Group, Inc.	65,819	4,087,360
Celanese Corp.	61,824	7,185,804
CF Industries Holdings, Inc.	55,471	4,764,404
Commercial Metals Co.	67,066	3,470,666
Corteva, Inc.	133,721	8,329,481
Crown Holdings, Inc.	40,700	3,520,957
Dow, Inc.	305,161	17,455,209
DuPont de Nemours, Inc.	327,052	23,884,608
Eastman Chemical Co.	87,691	7,471,273
Ecolab, Inc.	67,571	10,768,790
FMC Corp.	24,115	3,114,452
Freeport-McMoRan, Inc.	301,718	12,361,386
Graphic Packaging Holding Co.	151,555	3,607,009
Huntsman Corp.	133,714	3,923,169
International Flavors & Fragrances, Inc.	35,825	3,338,890
International Paper Co.	319,892	11,640,870
Linde plc	104,482	36,398,394
Louisiana-Pacific Corp.	36,655	2,144,684
LyondellBasell Industries N.V., Class A	197,831	18,989,798
Martin Marietta Materials, Inc.	14,172	5,100,078
Newmont Corp.	233,089	10,165,011
Nucor Corp.	131,204	21,968,798
O-I Glass, Inc. *	190,796	4,239,487
Olin Corp.	49,578	2,863,130
Packaging Corp. of America	41,690	5,699,857
PPG Industries, Inc.	98,303	12,981,894
Reliance Steel & Aluminum Co.	43,876	10,874,228
RPM International, Inc.	37,424	3,316,889
Sealed Air Corp.	61,133	2,972,286
Sonoco Products Co.	57,136	3,374,452
Steel Dynamics, Inc.	98,492	12,420,826
Sylvamo Corp.	61,400	3,028,862
The Chemours Co.	94,928	3,244,639
The Mosaic Co.	116,290	6,185,465
The Sherwin-Williams Co.	33,559	7,428,285
United States Steel Corp.	190,200	5,825,826
Vulcan Materials Co.	28,314	5,122,286
Warrior Met Coal, Inc.	63,841	2,443,195
Westrock Co.	262,451	8,240,961
		363,325,304

Media & Entertainment 5.2%
Activision Blizzard, Inc.	131,058	9,993,172
Alphabet, Inc., Class A *	860,697	77,514,372
Alphabet, Inc., Class C *	800,651	72,298,785
Charter Communications, Inc., Class A *	81,777	30,062,043
Comcast Corp., Class A	2,455,787	91,281,603
DISH Network Corp., Class A *	245,986	2,806,700
Electronic Arts, Inc.	68,569	7,607,045
Fox Corp., Class A	157,807	5,526,401
Fox Corp., Class B	73,728	2,377,728
Liberty Media Corp. - Liberty SiriusXM, Class A *	73,422	2,378,139
Liberty Media Corp. - Liberty SiriusXM, Class C *	128,373	4,136,178
Meta Platforms, Inc., Class A *	640,854	112,110,999
Netflix, Inc. *	29,683	9,561,785
See financial notes
48Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings  as of February 28, 2023 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
News Corp., Class A	183,436	3,145,927
News Corp., Class B	55,313	954,702
Nexstar Media Group, Inc.	15,461	2,874,200
Omnicom Group, Inc.	103,283	9,354,341
Paramount Global, Class B	527,985	11,309,439
Take-Two Interactive Software, Inc. *	26,470	2,899,789
TEGNA, Inc.	106,925	1,860,495
The Interpublic Group of Cos., Inc.	147,989	5,259,529
The Walt Disney Co. *	542,825	54,070,798
Warner Bros Discovery, Inc. *	974,814	15,226,595
		534,610,765

Pharmaceuticals, Biotechnology & Life Sciences 6.0%
AbbVie, Inc.	323,157	49,733,862
Agilent Technologies, Inc.	47,010	6,674,010
Amgen, Inc.	215,464	49,914,390
Biogen, Inc. *	81,216	21,916,950
Bristol-Myers Squibb Co.	482,259	33,256,581
Danaher Corp.	59,947	14,838,681
Eli Lilly & Co.	64,130	19,958,539
Gilead Sciences, Inc.	784,545	63,179,409
ICON plc *	10,790	2,434,548
Illumina, Inc. *	17,756	3,536,995
IQVIA Holdings, Inc. *	45,563	9,498,519
Jazz Pharmaceuticals plc *	21,368	3,000,067
Johnson & Johnson	725,591	111,204,077
Merck & Co., Inc.	728,364	77,381,391
Mettler-Toledo International, Inc. *	2,821	4,044,496
PerkinElmer, Inc.	16,595	2,067,239
Perrigo Co., plc	96,106	3,622,235
Pfizer, Inc.	1,985,361	80,546,096
Regeneron Pharmaceuticals, Inc. *	15,969	12,143,147
Thermo Fisher Scientific, Inc.	48,327	26,181,635
United Therapeutics Corp. *	12,259	3,016,204
Vertex Pharmaceuticals, Inc. *	15,705	4,559,004
Viatris, Inc.	821,018	9,359,605
Waters Corp. *	12,994	4,039,705
Zoetis, Inc.	49,562	8,276,854
		624,384,239

Real Estate 2.0%
Alexandria Real Estate Equities, Inc.	20,605	3,086,217
American Tower Corp.	56,134	11,115,093
Anywhere Real Estate, Inc. *	278,177	1,610,645
AvalonBay Communities, Inc.	28,698	4,950,979
Boston Properties, Inc.	58,310	3,818,139
Brixmor Property Group, Inc.	117,144	2,652,140
Camden Property Trust	17,265	1,981,331
CBRE Group, Inc., Class A *	117,633	10,015,274
Crown Castle, Inc.	71,712	9,376,344
Digital Realty Trust, Inc.	52,465	5,468,427
DigitalBridge Group, Inc.	146,760	1,800,745
Diversified Healthcare Trust	1,305,873	1,279,756
Equinix, Inc.	12,694	8,736,899
Equity Residential	86,562	5,411,856
Essex Property Trust, Inc.	13,177	3,005,147
Extra Space Storage, Inc.	15,485	2,549,605
Federal Realty Investment Trust	18,879	2,015,900
Gaming & Leisure Properties, Inc.	48,252	2,599,818
Healthpeak Properties, Inc.	140,993	3,392,292
Host Hotels & Resorts, Inc.	370,523	6,224,786
Invitation Homes, Inc.	80,665	2,521,588
Iron Mountain, Inc.	107,958	5,694,785
Jones Lang LaSalle, Inc. *	33,703	5,879,825
Kimco Realty Corp.	117,442	2,420,480
Lamar Advertising Co., Class A	24,382	2,549,382
SECURITY	NUMBER OF SHARES	VALUE ($)
Medical Properties Trust, Inc.	127,144	1,309,583
Mid-America Apartment Communities, Inc.	20,498	3,281,730
Omega Healthcare Investors, Inc.	73,866	1,978,870
Park Hotels & Resorts, Inc.	208,677	2,869,309
Prologis, Inc.	84,150	10,384,110
Public Storage	17,651	5,276,766
Realty Income Corp.	50,405	3,223,400
Regency Centers Corp.	38,578	2,426,556
SBA Communications Corp.	6,733	1,746,204
Service Properties Trust	404,641	4,442,958
Simon Property Group, Inc.	101,383	12,377,850
SL Green Realty Corp. (d)	55,633	1,894,304
Sun Communities, Inc.	14,880	2,129,923
The Macerich Co.	179,473	2,144,702
UDR, Inc.	54,839	2,349,303
Ventas, Inc.	177,963	8,657,900
VICI Properties, Inc.	66,360	2,225,051
Vornado Realty Trust	114,764	2,270,032
Welltower, Inc.	133,423	9,889,313
Weyerhaeuser Co.	307,186	9,599,562
WP Carey, Inc.	33,558	2,723,567
		203,358,446

Retailing 4.6%
Advance Auto Parts, Inc.	29,222	4,236,021
Amazon.com, Inc. *	842,023	79,343,827
American Eagle Outfitters, Inc.	145,670	2,093,278
Asbury Automotive Group, Inc. *	13,016	2,955,934
AutoNation, Inc. *	41,896	5,719,223
AutoZone, Inc. *	2,389	5,940,344
Bath & Body Works, Inc.	112,668	4,604,741
Bed Bath & Beyond, Inc. *(d)	661,066	932,103
Best Buy Co., Inc.	248,679	20,667,712
Big Lots, Inc.	120,026	1,722,373
Burlington Stores, Inc. *	13,664	2,927,512
CarMax, Inc. *	85,372	5,894,083
Dick's Sporting Goods, Inc.	34,921	4,491,888
Dollar General Corp.	79,363	17,166,217
Dollar Tree, Inc. *	69,145	10,045,386
eBay, Inc.	385,169	17,679,257
Foot Locker, Inc.	111,673	4,882,343
Genuine Parts Co.	50,917	9,005,181
Group 1 Automotive, Inc.	18,424	4,072,994
Kohl's Corp.	321,596	9,017,552
Lithia Motors, Inc.	14,379	3,669,233
LKQ Corp.	115,509	6,617,511
Lowe’s Cos., Inc.	182,982	37,648,546
Macy's, Inc.	412,417	8,438,052
Murphy USA, Inc.	17,125	4,368,416
Nordstrom, Inc.	151,404	2,949,350
O'Reilly Automotive, Inc. *	15,665	13,003,516
Penske Automotive Group, Inc.	21,771	3,138,290
Pool Corp.	5,628	2,008,408
Qurate Retail, Inc., Class A *	1,627,545	3,434,120
Ross Stores, Inc.	94,833	10,482,840
Target Corp.	265,567	44,748,039
The Gap, Inc.	322,114	4,190,703
The Home Depot, Inc.	248,655	73,736,154
The ODP Corp. *	82,023	3,714,001
The TJX Cos., Inc.	337,878	25,881,455
Tractor Supply Co.	27,383	6,387,359
Ulta Beauty, Inc. *	9,880	5,125,744
Williams-Sonoma, Inc.	27,698	3,460,034
		476,399,740

See financial notes
Schwab Fundamental Index ETFs | Annual Report49

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings  as of February 28, 2023 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Semiconductors & Semiconductor Equipment 3.6%
Advanced Micro Devices, Inc. *	112,665	8,853,216
Analog Devices, Inc.	61,541	11,290,927
Applied Materials, Inc.	216,903	25,193,284
Broadcom, Inc.	70,537	41,919,434
Intel Corp.	3,910,224	97,481,884
KLA Corp.	19,768	7,499,584
Lam Research Corp.	25,744	12,511,841
Marvell Technology, Inc.	65,154	2,941,703
Microchip Technology, Inc.	81,067	6,568,859
Micron Technology, Inc.	525,443	30,381,114
MKS Instruments, Inc.	19,602	1,900,022
NVIDIA Corp.	89,509	20,780,409
NXP Semiconductors N.V.	63,583	11,348,294
ON Semiconductor Corp. *	63,381	4,906,323
Qorvo, Inc. *	47,520	4,794,293
QUALCOMM, Inc.	312,855	38,646,978
Skyworks Solutions, Inc.	78,961	8,809,679
Teradyne, Inc.	33,798	3,418,330
Texas Instruments, Inc.	211,143	36,200,467
		375,446,641

Software & Services 6.2%
Accenture plc, Class A	118,294	31,412,972
Adobe, Inc. *	44,551	14,432,296
Akamai Technologies, Inc. *	44,023	3,196,070
Amdocs Ltd.	60,185	5,513,548
ANSYS, Inc. *	8,898	2,701,522
Autodesk, Inc. *	12,382	2,460,180
Automatic Data Processing, Inc.	68,634	15,087,126
Broadridge Financial Solutions, Inc.	26,207	3,689,421
Cadence Design Systems, Inc. *	21,592	4,165,961
Check Point Software Technologies Ltd. *	30,554	3,780,141
Cognizant Technology Solutions Corp., Class A	295,727	18,521,382
DXC Technology Co. *	190,818	5,293,291
Fidelity National Information Services, Inc.	154,222	9,773,048
Fiserv, Inc. *	80,664	9,283,620
FleetCor Technologies, Inc. *	21,709	4,662,876
Gen Digital, Inc.	195,822	3,820,487
Genpact Ltd.	60,448	2,885,183
Global Payments, Inc.	53,611	6,015,154
International Business Machines Corp.	508,544	65,754,739
Intuit, Inc.	24,842	10,115,166
Jack Henry & Associates, Inc.	13,797	2,266,019
Kyndryl Holdings, Inc. *	803,318	12,604,059
Mastercard, Inc., Class A	82,080	29,162,203
Maximus, Inc.	39,918	3,276,469
Microsoft Corp.	893,365	222,823,098
NCR Corp. *	101,262	2,585,219
Oracle Corp.	643,691	56,258,593
Palo Alto Networks, Inc. *	12,341	2,324,674
Paychex, Inc.	54,516	6,018,566
PayPal Holdings, Inc. *	189,812	13,970,163
Roper Technologies, Inc.	14,008	6,026,242
Salesforce, Inc. *	63,518	10,392,180
SS&C Technologies Holdings, Inc.	49,345	2,896,552
Synopsys, Inc. *	10,076	3,665,246
The Western Union Co.	300,155	3,890,009
VeriSign, Inc. *	11,731	2,309,013
Visa, Inc., Class A	180,287	39,652,323
VMware, Inc., Class A *	53,153	5,853,740
		648,538,551

SECURITY	NUMBER OF SHARES	VALUE ($)
Technology Hardware & Equipment 6.7%
Amphenol Corp., Class A	100,863	7,818,900
Apple Inc.	2,726,946	401,979,110
Arrow Electronics, Inc. *	82,659	9,752,935
Avnet, Inc.	217,609	9,729,298
CDW Corp.	37,787	7,648,844
Ciena Corp. *	46,486	2,241,555
Cisco Systems, Inc.	2,082,181	100,819,204
Corning, Inc.	439,726	14,928,698
Dell Technologies, Inc., Class C	58,614	2,382,073
F5, Inc. *	21,161	3,025,600
Flex Ltd. *	378,788	8,621,215
Hewlett Packard Enterprise Co.	1,609,565	25,125,310
HP, Inc.	594,152	17,539,367
Insight Enterprises, Inc. *	23,266	3,115,783
Jabil, Inc.	100,296	8,327,577
Juniper Networks, Inc.	202,142	6,221,931
Keysight Technologies, Inc. *	16,751	2,679,490
Motorola Solutions, Inc.	25,367	6,666,701
NetApp, Inc.	102,382	6,608,758
Sanmina Corp. *	74,597	4,510,135
Seagate Technology Holdings plc	125,233	8,085,042
TE Connectivity Ltd.	94,230	11,997,363
Teledyne Technologies, Inc. *	6,011	2,585,151
Trimble, Inc. *	40,156	2,090,521
Vishay Intertechnology, Inc.	96,557	2,049,905
Western Digital Corp. *	289,243	11,130,071
Xerox Holdings Corp.	267,183	4,405,848
Zebra Technologies Corp., Class A *	8,951	2,687,538
		694,773,923

Telecommunication Services 3.4%
AT&T, Inc.	9,535,552	180,317,288
Liberty Global plc, Class A *	188,805	3,868,614
Liberty Global plc, Class C *	350,637	7,451,036
Liberty Latin America Ltd., Class A *	50,974	449,591
Liberty Latin America Ltd., Class C *	189,598	1,664,670
Lumen Technologies, Inc.	2,150,084	7,310,286
Telephone and Data Systems, Inc.	171,337	2,174,267
T-Mobile US, Inc. *	138,004	19,621,409
Verizon Communications, Inc.	3,278,261	127,229,309
		350,086,470

Transportation 2.1%
American Airlines Group, Inc. *	176,582	2,821,780
Avis Budget Group, Inc. *	22,573	4,958,385
C.H. Robinson Worldwide, Inc.	76,925	7,689,423
CSX Corp.	794,254	24,216,804
Delta Air Lines, Inc. *	109,882	4,212,876
Expeditors International of Washington, Inc.	63,241	6,612,479
FedEx Corp.	156,862	31,877,496
GXO Logistics, Inc. *	48,575	2,407,863
J.B. Hunt Transport Services, Inc.	27,808	5,027,408
Knight-Swift Transportation Holdings, Inc.	74,904	4,257,543
Landstar System, Inc.	17,364	3,139,238
Norfolk Southern Corp.	86,240	19,388,477
Old Dominion Freight Line, Inc.	15,973	5,419,000
RXO, Inc. *	54,738	1,125,961
Ryder System, Inc.	67,576	6,616,366
Southwest Airlines Co.	98,767	3,316,596
Uber Technologies, Inc. *	91,678	3,049,210
Union Pacific Corp.	214,618	44,486,019
United Airlines Holdings, Inc. *	76,261	3,962,522
See financial notes
50Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings  as of February 28, 2023 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
United Parcel Service, Inc., Class B	143,622	26,209,579
Werner Enterprises, Inc.	49,586	2,303,270
XPO, Inc. *	54,737	1,826,026
		214,924,321

Utilities 3.4%
Alliant Energy Corp.	77,508	3,973,835
Ameren Corp.	87,615	7,246,637
American Electric Power Co., Inc.	192,356	16,921,557
American Water Works Co., Inc.	36,475	5,120,361
Atmos Energy Corp.	35,890	4,048,751
Black Hills Corp.	28,310	1,738,517
CenterPoint Energy, Inc.	237,436	6,605,470
CMS Energy Corp.	106,593	6,285,789
Consolidated Edison, Inc.	161,865	14,462,638
Dominion Energy, Inc.	296,655	16,499,951
DTE Energy Co.	76,783	8,423,863
Duke Energy Corp.	333,124	31,400,268
Edison International	177,157	11,729,565
Entergy Corp.	90,266	9,285,663
Evergy, Inc.	144,984	8,526,509
Eversource Energy	118,429	8,924,809
Exelon Corp.	522,458	21,102,079
FirstEnergy Corp.	295,878	11,699,016
NextEra Energy, Inc.	380,602	27,034,160
NiSource, Inc.	156,622	4,296,141
NRG Energy, Inc.	143,715	4,712,415
OGE Energy Corp.	86,753	3,098,817
PG&E Corp. *	254,948	3,982,288
Pinnacle West Capital Corp.	67,312	4,959,548
Portland General Electric Co.	45,193	2,160,225
PPL Corp.	487,447	13,195,190
Public Service Enterprise Group, Inc.	202,801	12,255,264
Sempra Energy	84,612	12,688,416
Southwest Gas Holdings, Inc.	32,552	2,051,102
The AES Corp.	378,601	9,343,873
The Southern Co.	426,867	26,918,233
UGI Corp.	127,777	4,757,138
Vistra Corp.	380,534	8,367,943
WEC Energy Group, Inc.	97,949	8,684,158
Xcel Energy, Inc.	188,564	12,175,577
		354,675,766
Total Common Stocks (Cost $9,676,052,324)		10,352,776,285

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43% (e)	11,053,577	11,053,577
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43% (e)(f)	2,213,725	2,213,725
		13,267,302
Total Short-Term Investments (Cost $13,267,302)		13,267,302
Total Investments in Securities (Cost $9,689,319,626)		10,366,043,587

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 03/17/23	102	20,275,050	(672,489)

*	Non-income producing security.
(a)	Subsequent to the period ended February 28, 2023, the issuer was placed into receivership with the Federal Deposit Insurance Corp. due to inadequate liquidity and insolvency on March 12, 2023.
(b)
Subsequent to the period ended February 28, 2023, the Silicon Valley Bank,
N.A. was placed into receivership with the Federal Deposit Insurance Corp. due to inadequate liquidity and insolvency on March 10, 2023, and, subsequently on
March 17, 2023, SVB Financial Group, the parent of Silicon Valley Bank, filed for bankruptcy.

(c)	Issuer is affiliated with the fund’s investment adviser.
(d)	All or a portion of this security is on loan. Securities on loan were valued at $2,040,735.
(e)	The rate shown is the annualized 7-day yield.
(f)	Security purchased with cash collateral received for securities on loan.
Below is a summary of the fund’s transactions with affiliated issuers during the period ended February 28, 2023:
SECURITY	VALUE AT 2/28/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 2/28/23	BALANCE OF SHARES HELD AT 2/28/23	DIVIDENDS RECEIVED
COMMON STOCKS 0.1% OF NET ASSETS

Diversified Financials 0.1%
The Charles Schwab Corp.	$8,850,648	$3,710,089	($1,669,597)	$520,854	($1,033,050)	$10,378,944	133,200	$108,458
See financial notes
Schwab Fundamental Index ETFs | Annual Report51

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings  as of February 28, 2023 (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$10,352,776,285	$—	$—	$10,352,776,285
Short-Term Investments[1]	13,267,302	—	—	13,267,302
Liabilities
Futures Contracts[2]	(672,489)	—	—	(672,489)
Total	$10,365,371,098	$—	$—	$10,365,371,098

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
See financial notes
52Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental U.S. Large Company Index ETF
Statement of Assets and Liabilities

As of February 28, 2023
Assets
Investments in securities, at value - affiliated (cost $7,808,485)		$10,378,944
Investments in securities, at value - unaffiliated (cost $9,681,511,141) including securities on loan of $2,040,735		10,355,664,643
Deposit with broker for futures contracts		1,685,400
Receivables:
Dividends		23,334,778
Fund shares sold		5,500,621
Income from securities on loan	+	47,138
Total assets		10,396,611,524

Liabilities
Collateral held for securities on loan		2,213,725
Payables:
Investments bought		19,393,507
Management fees		2,035,782
Variation margin on futures contracts	+	56,549
Total liabilities		23,699,563
Net assets		$10,372,911,961

Net Assets by Source
Capital received from investors		$10,169,521,086
Total distributable earnings	+	203,390,875
Net assets		$10,372,911,961

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$10,372,911,961		188,900,000		$54.91

See financial notes
Schwab Fundamental Index ETFs | Annual Report53

Schwab Fundamental U.S. Large Company Index ETF
Statement of Operations

For the period March 1, 2022 through February 28, 2023
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $35,474)		$228,241,772
Dividends received from securities - affiliated		108,458
Securities on loan, net	+	155,607
Total investment income		228,505,837

Expenses
Management fees		24,613,175
Proxy fees[1]	+	261,237
Total expenses	–	24,874,412
Net investment income		203,631,425

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(63,019)
Net realized losses on sales of securities - unaffiliated		(182,091,038)
Net realized gains on sales of in-kind redemptions - affiliated		583,873
Net realized gains on sales of in-kind redemptions - unaffiliated		828,307,619
Net realized losses on futures contracts	+	(2,385,781)
Net realized gains		644,351,654
Net change in unrealized appreciation (depreciation) on securities - affiliated		(1,033,050)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		(1,074,527,965)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(427,056)
Net change in unrealized appreciation (depreciation)	+	(1,075,988,071)
Net realized and unrealized losses		(431,636,417)
Decrease in net assets resulting from operations		($228,004,992)

[1]	Proxy fees are non-routine expenses (see financial note 2(e) for additional information).
See financial notes
54Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental U.S. Large Company Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	3/1/22-2/28/23		3/1/21-2/28/22
Net investment income		$203,631,425	$141,043,834
Net realized gains		644,351,654	393,898,363
Net change in unrealized appreciation (depreciation)	+	(1,075,988,071)	630,097,698
Increase (decrease) in net assets resulting from operations		($228,004,992)	$1,165,039,895

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($197,038,665)	($130,197,615)

TRANSACTIONS IN FUND SHARES
	3/1/22-2/28/23			3/1/21-2/28/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		62,950,000	$3,448,739,625	71,200,000	$4,014,710,303
Shares redeemed	+	(47,600,000)	(2,540,233,753)	(18,550,000)	(1,022,625,679)
Net transactions in fund shares		15,350,000	$908,505,872	52,650,000	$2,992,084,624

SHARES OUTSTANDING AND NET ASSETS
	3/1/22-2/28/23			3/1/21-2/28/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		173,550,000	$9,889,449,746	120,900,000	$5,862,522,842
Total increase	+	15,350,000	483,462,215	52,650,000	4,026,926,904
End of period		188,900,000	$10,372,911,961	173,550,000	$9,889,449,746
See financial notes
Schwab Fundamental Index ETFs | Annual Report55

Schwab Fundamental U.S. Small Company Index ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	3/1/22– 2/28/23	3/1/21– 2/28/22	3/1/20– 2/28/21	3/1/19– 2/29/20	3/1/18– 2/28/19
Per-Share Data
Net asset value at beginning of period	$53.02	$48.75	$34.73	$38.08	$36.90
Income (loss) from investment operations:
Net investment income (loss)[1]	0.75	0.65	0.49	0.55	0.59
Net realized and unrealized gains (losses)	(1.95)	4.26	14.09	(3.34)	1.14
Total from investment operations	(1.20)	4.91	14.58	(2.79)	1.73
Less distributions:
Distributions from net investment income	(0.64)	(0.64)	(0.56)	(0.56)	(0.55)
Net asset value at end of period	$51.18	$53.02	$48.75	$34.73	$38.08
Total return	(2.13%)	10.06%	42.73%	(7.46%)	4.69%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25%[2]	0.25%	0.25%	0.25%	0.25%
Net investment income (loss)	1.54%	1.21%	1.40%	1.43%	1.53%
Portfolio turnover rate[3]	24%	25%	24%	26%	23%
Net assets, end of period (x 1,000,000)	$6,433	$4,843	$4,086	$3,425	$3,403

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
56Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings  as of February 28, 2023

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Automobiles & Components 1.5%
American Axle & Manufacturing Holdings, Inc. *	1,285,239	11,310,103
Cooper-Standard Holdings, Inc. *	1,308,830	20,875,838
Dorman Products, Inc. *	70,014	6,513,402
Fox Factory Holding Corp. *	38,532	4,527,510
Gentherm, Inc. *	90,912	5,773,821
LCI Industries	97,449	10,993,222
Modine Manufacturing Co. *	393,238	9,598,940
Patrick Industries, Inc.	111,291	8,107,549
Standard Motor Products, Inc.	140,915	5,491,458
Stoneridge, Inc. *	178,644	4,253,514
Winnebago Industries, Inc.	136,285	8,662,275
		96,107,632

Banks 8.5%
1st Source Corp.	44,769	2,230,392
Ameris Bancorp	94,753	4,535,826
Associated Banc-Corp.	501,314	11,605,419
Atlantic Union Bankshares Corp.	147,813	5,537,075
Axos Financial, Inc. *	108,679	5,150,298
Bank of Hawaii Corp.	110,232	8,251,968
Bank OZK	264,626	12,180,735
BankUnited, Inc.	324,650	11,499,103
Banner Corp.	95,575	6,019,314
BOK Financial Corp.	67,974	7,115,518
Brookline Bancorp, Inc.	198,407	2,571,355
Cadence Bank	295,809	7,856,687
Capitol Federal Financial, Inc.	481,030	4,035,842
Cathay General Bancorp	176,907	7,592,848
Central Pacific Financial Corp.	106,841	2,396,444
City Holding Co.	29,375	2,884,625
Columbia Banking System, Inc.	205,241	6,101,815
Commerce Bancshares, Inc.	164,759	10,898,808
Community Bank System, Inc.	86,386	5,273,865
Cullen/Frost Bankers, Inc.	89,175	11,755,048
Customers Bancorp, Inc. *	60,155	1,852,774
CVB Financial Corp.	207,183	4,957,889
Eagle Bancorp, Inc.	79,565	3,485,743
Eastern Bankshares, Inc.	118,050	1,851,024
Enterprise Financial Services Corp.	51,224	2,789,659
Essent Group Ltd.	214,282	9,203,412
F.N.B. Corp.	949,196	13,545,027
Federal Agricultural Mortgage Corp., Class C	21,026	2,982,748
First BanCorp	338,945	4,918,092
First Bancorp/Southern Pines NC	54,520	2,262,035
First Busey Corp.	126,030	3,042,364
First Citizens BancShares, Inc., Class A	14,576	10,695,286
First Commonwealth Financial Corp.	228,246	3,654,218
First Financial Bancorp	241,102	5,940,753
First Financial Bankshares, Inc.	105,408	3,866,365
First Hawaiian, Inc.	428,902	11,730,470
SECURITY	NUMBER OF SHARES	VALUE ($)
First Interstate BancSystem, Inc., Class A	164,272	5,838,227
First Merchants Corp.	104,495	4,275,935
Fulton Financial Corp.	419,923	7,222,676
Glacier Bancorp, Inc.	138,439	6,559,240
Hancock Whitney Corp.	190,828	9,373,471
Hanmi Financial Corp.	91,954	2,171,953
Heartland Financial USA, Inc.	76,092	3,761,988
Heritage Financial Corp.	82,034	2,286,288
Hilltop Holdings, Inc.	234,112	7,765,495
HomeStreet, Inc.	68,311	1,723,487
Hope Bancorp, Inc.	423,993	5,431,350
Independent Bank Corp.	49,930	3,978,422
Independent Bank Group, Inc.	51,086	3,006,922
International Bancshares Corp.	133,276	6,467,884
Kearny Financial Corp.	206,557	2,073,832
Lakeland Financial Corp.	30,968	2,217,928
Mr Cooper Group, Inc. *	72,164	3,350,575
National Bank Holdings Corp., Class A	46,056	1,864,807
NBT Bancorp, Inc.	99,915	4,055,550
NMI Holdings, Inc., Class A *	145,094	3,386,494
Northwest Bancshares, Inc.	316,491	4,373,906
OceanFirst Financial Corp.	113,020	2,680,834
OFG Bancorp	121,316	3,690,433
Old National Bancorp	778,468	13,755,530
Pacific Premier Bancorp, Inc.	124,294	4,029,611
PacWest Bancorp	454,855	12,622,226
Park National Corp.	29,415	3,758,355
Pathward Financial, Inc.	63,798	3,254,336
PennyMac Financial Services, Inc.	129,392	7,824,334
Pinnacle Financial Partners, Inc.	93,250	6,908,892
Prosperity Bancshares, Inc.	163,967	12,049,935
Provident Financial Services, Inc.	184,250	4,302,238
Renasant Corp.	126,806	4,562,480
S&T Bancorp, Inc.	107,416	4,002,320
Sandy Spring Bancorp, Inc.	81,512	2,685,820
Simmons First National Corp., Class A	295,710	6,573,633
Southside Bancshares, Inc.	65,604	2,505,417
SouthState Corp.	88,781	7,162,851
Texas Capital Bancshares, Inc. *	119,201	7,894,682
The Bank of N.T. Butterfield & Son Ltd.	140,324	5,072,713
Tompkins Financial Corp.	32,776	2,451,317
Towne Bank	140,687	4,267,037
TriCo Bancshares	49,930	2,521,964
Trustmark Corp.	191,562	5,631,923
UMB Financial Corp.	82,563	7,485,162
Umpqua Holdings Corp.	421,743	7,447,981
United Bankshares, Inc.	248,193	10,118,829
United Community Banks, Inc.	144,947	4,799,195
Valley National Bancorp	859,408	9,951,945
Walker & Dunlop, Inc.	76,939	6,711,389
Washington Federal, Inc.	274,634	9,631,414
Washington Trust Bancorp, Inc.	44,584	1,872,528
Webster Financial Corp.	216,205	11,484,810
WesBanco, Inc.	140,381	5,074,773
Westamerica BanCorp	44,815	2,470,203
Western Alliance Bancorp	112,286	8,336,113
See financial notes
Schwab Fundamental Index ETFs | Annual Report57

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings  as of February 28, 2023 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Wintrust Financial Corp.	114,965	10,591,725
WSFS Financial Corp.	83,992	4,192,041
		543,834,263

Capital Goods 12.8%
3D Systems Corp. *	199,869	1,956,718
AAON, Inc.	56,349	5,125,505
AAR Corp. *	162,500	8,838,375
Advanced Drainage Systems, Inc.	45,342	4,023,196
Aerojet Rocketdyne Holdings, Inc. *	132,664	7,474,290
Alamo Group, Inc.	31,230	5,696,040
Albany International Corp., Class A	67,143	6,776,072
Altra Industrial Motion Corp.	157,861	9,713,187
American Woodmark Corp. *	140,683	7,172,019
API Group Corp. *	352,250	8,274,353
Apogee Enterprises, Inc.	151,945	6,953,003
Applied Industrial Technologies, Inc.	106,067	15,152,732
Arcosa, Inc.	202,056	12,244,594
Argan, Inc.	81,144	3,153,256
Armstrong World Industries, Inc.	116,585	9,192,727
Astec Industries, Inc.	140,539	6,328,471
Astronics Corp. *	234,075	3,567,303
Atkore, Inc. *	56,584	8,262,396
Axon Enterprise, Inc. *	16,540	3,313,127
AZZ, Inc.	131,080	5,328,402
Barnes Group, Inc.	257,758	10,861,922
Beacon Roofing Supply, Inc. *	199,709	12,981,085
BWX Technologies, Inc.	240,454	14,694,144
Columbus McKinnon Corp.	98,926	3,672,133
Comfort Systems USA, Inc.	87,544	12,732,399
Construction Partners, Inc., Class A *	75,436	2,040,544
Core & Main, Inc., Class A *	126,047	2,938,156
Crane Holdings Co.	126,981	15,209,784
CSW Industrials, Inc.	20,005	2,831,908
Douglas Dynamics, Inc.	79,677	2,971,155
DXP Enterprises, Inc. *	119,032	3,441,215
Dycom Industries, Inc. *	140,477	11,829,568
Encore Wire Corp.	58,144	11,222,373
Enerpac Tool Group Corp.	108,598	2,924,544
EnerSys	184,484	16,730,854
EnPro Industries, Inc.	55,044	5,917,230
Esab Corp.	97,473	5,716,791
ESCO Technologies, Inc.	58,978	5,496,160
Evoqua Water Technologies Corp. *	104,649	5,081,755
Federal Signal Corp.	158,265	8,351,644
Franklin Electric Co., Inc.	96,651	9,236,936
Gates Industrial Corp. plc *	395,242	5,549,198
Generac Holdings, Inc. *	61,371	7,365,134
Gibraltar Industries, Inc. *	119,528	6,383,991
GMS, Inc. *	169,696	10,302,244
GrafTech International Ltd.	1,302,883	7,361,289
Granite Construction, Inc.	311,918	13,474,858
Great Lakes Dredge & Dock Corp. *	271,264	1,555,699
Griffon Corp.	164,386	5,995,157
H&E Equipment Services, Inc.	181,188	10,055,934
HEICO Corp.	32,666	5,408,510
HEICO Corp., Class A	57,230	7,448,485
Herc Holdings, Inc.	72,659	10,433,106
Hillenbrand, Inc.	184,936	8,717,883
Hyster-Yale Materials Handling, Inc.	128,056	4,982,659
JELD-WEN Holding, Inc. *	823,250	10,825,738
John Bean Technologies Corp.	60,323	6,689,217
Kadant, Inc.	17,769	3,814,294
Kaman Corp.	200,130	5,203,380
Kennametal, Inc.	395,061	11,192,078
Kratos Defense & Security Solutions, Inc. *	209,416	2,649,112
SECURITY	NUMBER OF SHARES	VALUE ($)
Lindsay Corp.	19,918	2,997,460
Masonite International Corp. *	120,569	10,706,527
Maxar Technologies, Inc.	217,662	11,209,593
McGrath RentCorp	64,560	6,639,350
Mercury Systems, Inc. *	74,650	3,907,181
Moog, Inc., Class A	140,650	13,870,903
MRC Global, Inc. *	734,567	8,227,150
Mueller Industries, Inc.	211,471	15,642,510
Mueller Water Products, Inc., Class A	494,674	6,861,128
MYR Group, Inc. *	61,520	7,419,927
National Presto Industries, Inc.	37,652	2,584,057
NOW, Inc. *	970,719	12,473,739
Parsons Corp. *	92,013	4,143,345
PGT Innovations, Inc. *	160,522	3,395,040
Primoris Services Corp.	413,266	11,364,815
Proto Labs, Inc. *	95,291	2,995,949
Quanex Building Products Corp.	183,627	4,765,121
RBC Bearings, Inc. *	25,472	5,853,720
Resideo Technologies, Inc. *	675,514	12,388,927
REV Group, Inc.	216,413	2,529,868
Rush Enterprises, Inc., Class A	249,517	14,142,624
Simpson Manufacturing Co., Inc.	93,781	10,115,219
SiteOne Landscape Supply, Inc. *	54,256	8,048,335
SPX Technologies, Inc. *	71,587	5,042,588
Standex International Corp.	40,116	4,640,619
Sterling Infrastructure, Inc. *	87,946	3,382,403
Tennant Co.	61,542	4,358,404
Terex Corp.	294,791	17,454,575
Textainer Group Holdings Ltd.	73,013	2,403,588
The AZEK Co., Inc. *	126,074	3,037,123
The Gorman-Rupp Co.	98,071	2,732,258
The Greenbrier Cos., Inc.	328,723	10,555,296
The Manitowoc Co., Inc. *	385,744	7,294,419
The Shyft Group, Inc.	96,775	2,509,376
Titan Machinery, Inc. *	108,022	4,946,327
TPI Composites, Inc. *	196,472	2,271,216
Trex Co., Inc. *	116,585	5,960,991
Trinity Industries, Inc.	342,725	9,565,455
Triton International Ltd.	217,178	14,972,251
Tutor Perini Corp. *	1,065,789	8,643,549
V2X, Inc. *	90,949	4,217,305
Valmont Industries, Inc.	49,892	15,832,228
Veritiv Corp.	96,716	14,646,671
Vertiv Holdings Co.	195,209	3,172,146
Wabash National Corp.	450,158	12,334,329
Watts Water Technologies, Inc., Class A	56,596	9,917,317
WillScot Mobile Mini Holdings Corp. *	110,475	5,678,415
Woodward, Inc.	125,616	12,435,984
Zurn Elkay Water Solutions Corp.	162,124	3,728,852
		824,852,205

Commercial & Professional Services 5.2%
ACCO Brands Corp.	983,103	5,574,194
ASGN, Inc. *	146,574	13,015,771
Barrett Business Services, Inc.	27,087	2,599,810
Brady Corp., Class A	173,151	9,551,009
BrightView Holdings, Inc. *	348,366	2,201,673
Casella Waste Systems, Inc., Class A *	33,656	2,619,110
CBIZ, Inc. *	99,824	5,000,184
Cimpress plc *	143,709	5,047,060
Clarivate plc *	308,807	3,128,215
Clean Harbors, Inc. *	126,580	16,717,421
CoStar Group, Inc. *	160,287	11,325,879
Deluxe Corp.	495,576	9,138,421
Dun & Bradstreet Holdings, Inc.	214,449	2,575,533
Exponent, Inc.	42,346	4,357,403
FTI Consulting, Inc. *	85,517	15,710,328
See financial notes
58Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings  as of February 28, 2023 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Harsco Corp. *	795,184	6,727,257
Healthcare Services Group, Inc. *	652,064	8,652,889
Heidrick & Struggles International, Inc.	67,162	2,305,671
HNI Corp.	285,335	8,916,719
Huron Consulting Group, Inc. *	52,583	3,690,801
IAA, Inc. *	145,473	5,951,300
ICF International, Inc.	58,997	5,869,612
Insperity, Inc.	60,376	7,492,058
Interface, Inc.	362,868	3,200,496
KAR Auction Services, Inc. *	678,604	9,697,251
Kelly Services, Inc., Class A	786,017	13,150,064
Kforce, Inc.	90,956	5,683,840
Kimball International, Inc., Class B	455,876	3,150,103
Korn Ferry	158,990	8,885,951
Matthews International Corp., Class A	192,350	7,340,076
MillerKnoll, Inc.	342,736	8,181,108
MSA Safety, Inc.	54,879	7,372,994
Pitney Bowes, Inc.	2,528,302	10,972,831
Resources Connection, Inc.	207,892	3,754,530
Rollins, Inc.	194,675	6,852,560
SP Plus Corp. *	88,629	3,015,159
Steelcase, Inc., Class A	952,511	7,496,262
Stericycle, Inc. *	233,152	11,116,687
Tetra Tech, Inc.	84,825	11,611,694
The Brink's Co.	122,774	8,011,004
The GEO Group, Inc. *	1,849,919	16,205,290
TriNet Group, Inc. *	82,396	6,828,157
TrueBlue, Inc. *	376,358	7,037,895
UniFirst Corp.	59,560	11,681,503
Viad Corp. *	77,982	2,004,917
		331,418,690

Consumer Durables & Apparel 3.9%
Acushnet Holdings Corp.	93,425	4,508,690
Beazer Homes USA, Inc. *	281,303	4,194,228
Cavco Industries, Inc. *	22,325	6,362,625
Century Communities, Inc.	130,649	7,814,117
Columbia Sportswear Co.	142,174	12,397,573
Crocs, Inc. *	74,818	9,106,099
Ethan Allen Interiors, Inc.	179,691	5,309,869
Fossil Group, Inc. *	679,295	2,941,347
G-III Apparel Group Ltd. *	445,429	7,400,803
Helen of Troy Ltd. *	86,874	9,789,831
Installed Building Products, Inc.	43,429	5,010,838
iRobot Corp. *	126,867	5,212,965
Kontoor Brands, Inc.	117,166	6,110,207
La-Z-Boy, Inc.	315,532	10,216,926
LGI Homes, Inc. *	75,163	7,840,253
M.D.C. Holdings, Inc.	363,720	13,457,640
M/I Homes, Inc. *	204,745	11,842,451
Malibu Boats, Inc., Class A *	41,741	2,494,442
Mattel, Inc. *	566,223	10,186,352
Movado Group, Inc.	58,889	2,038,737
Oxford Industries, Inc.	48,900	5,751,129
Skyline Champion Corp. *	77,220	5,282,620
Smith & Wesson Brands, Inc.	356,428	3,899,322
Sonos, Inc. *	138,337	2,687,888
Steven Madden Ltd.	308,323	11,192,125
Sturm Ruger & Co., Inc.	94,397	5,500,513
Tempur Sealy International, Inc.	472,313	20,186,658
TopBuild Corp. *	65,723	13,643,438
Topgolf Callaway Brands Corp. *	124,204	2,879,049
Tupperware Brands Corp. *	936,543	3,839,826
Under Armour, Inc., Class A *	594,573	5,904,110
Under Armour, Inc., Class C *	610,910	5,376,008
Universal Electronics, Inc. *	126,820	1,613,150
Vera Bradley, Inc. *	404,040	2,141,412
SECURITY	NUMBER OF SHARES	VALUE ($)
Vista Outdoor, Inc. *	173,231	4,947,477
Wolverine World Wide, Inc.	562,627	9,424,002
YETI Holdings, Inc. *	76,696	2,989,610
		251,494,330

Consumer Services 5.4%
ADT, Inc.	972,342	7,331,459
Adtalem Global Education, Inc. *	343,183	13,425,319
American Public Education, Inc. *	179,223	1,978,622
Arcos Dorados Holdings, Inc., Class A	508,076	4,196,708
Bally's Corp. *	81,656	1,612,706
BJ's Restaurants, Inc. *	141,927	4,541,664
Bloomin' Brands, Inc.	426,698	11,136,818
Boyd Gaming Corp.	145,833	9,498,103
Bright Horizons Family Solutions, Inc. *	93,545	7,375,088
Brinker International, Inc. *	223,331	8,486,578
Caesars Entertainment, Inc. *	120,712	6,127,341
Choice Hotels International, Inc.	28,122	3,328,520
Churchill Downs, Inc.	47,619	11,703,798
Cracker Barrel Old Country Store, Inc.	131,304	14,306,884
Dave & Buster's Entertainment, Inc. *	129,687	5,190,074
Denny's Corp. *	274,030	3,197,930
Dine Brands Global, Inc.	45,793	3,510,949
Everi Holdings, Inc. *	123,557	2,346,347
Frontdoor, Inc. *	131,491	3,714,621
Graham Holdings Co., Class B	21,396	13,408,017
Grand Canyon Education, Inc. *	108,182	12,255,939
Hilton Grand Vacations, Inc. *	129,891	6,200,996
Hyatt Hotels Corp., Class A *	155,259	18,047,306
International Game Technology plc	458,515	12,178,158
Jack in the Box, Inc.	141,150	11,066,160
Laureate Education, Inc.	608,925	7,221,850
Light & Wonder, Inc. *	247,949	15,524,087
Marriott Vacations Worldwide Corp.	96,493	14,762,464
Papa John's International, Inc.	39,249	3,294,954
Penn Entertainment, Inc. *	371,391	11,338,567
Perdoceo Education Corp. *	344,752	4,752,406
Planet Fitness, Inc., Class A *	89,785	7,277,074
Red Robin Gourmet Burgers, Inc. *	243,798	2,074,721
Red Rock Resorts, Inc., Class A	104,700	4,572,249
Regis Corp. *	3,106,228	4,472,968
SeaWorld Entertainment, Inc. *	48,442	3,129,353
Six Flags Entertainment Corp. *	500,398	13,210,507
Strategic Education, Inc.	89,157	7,600,634
Stride, Inc. *	149,687	6,357,207
Texas Roadhouse, Inc.	143,314	14,552,104
The Cheesecake Factory, Inc.	169,865	6,359,746
The Wendy's Co.	538,382	11,822,869
Wingstop, Inc.	18,339	3,124,049
WW International, Inc. *	626,689	2,293,682
Wyndham Hotels & Resorts, Inc.	133,290	10,265,996
		350,173,592

Diversified Financials 3.8%
A-Mark Precious Metals, Inc.	106,919	3,133,796
Apollo Commercial Real Estate Finance, Inc.	514,293	5,909,227
Arbor Realty Trust, Inc.	257,652	3,885,392
Ares Management Corp., Class A	58,120	4,686,216
Artisan Partners Asset Management, Inc., Class A	199,577	6,580,054
B. Riley Financial, Inc. (a)	54,211	2,156,514
BGC Partners, Inc., Class A	1,349,320	6,557,695
Blackstone Mortgage Trust, Inc., Class A	329,856	6,983,051
Brightsphere Investment Group, Inc.	276,994	6,944,240
BrightSpire Capital, Inc.	267,516	1,976,943
See financial notes
Schwab Fundamental Index ETFs | Annual Report59

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings  as of February 28, 2023 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Broadmark Realty Capital, Inc.	414,682	2,114,878
Cannae Holdings, Inc. *	203,002	4,583,785
Cohen & Steers, Inc.	47,122	3,409,748
Compass Diversified Holdings	307,494	6,694,144
Cowen, Inc., Class A	92,934	3,623,497
Credit Acceptance Corp. *(a)	19,158	8,512,666
Donnelley Financial Solutions, Inc. *	89,801	3,799,480
Encore Capital Group, Inc. *	82,990	4,288,923
Enova International, Inc. *	159,770	7,788,787
FactSet Research Systems, Inc.	30,390	12,598,174
FirstCash Holdings, Inc.	140,051	12,359,501
Focus Financial Partners, Inc., Class A *	64,879	3,364,625
Green Dot Corp., Class A *	197,974	3,747,648
Houlihan Lokey, Inc.	77,156	7,383,829
Interactive Brokers Group, Inc., Class A	49,819	4,289,914
Ladder Capital Corp.	496,020	5,605,026
LendingClub Corp. *	158,120	1,486,328
LendingTree, Inc. *	60,577	1,994,801
MarketAxess Holdings, Inc.	26,908	9,187,737
MFA Financial, Inc.	559,177	5,988,786
Moelis & Co., Class A	169,400	7,255,402
Morningstar, Inc.	20,497	4,249,643
Nelnet, Inc., Class A	54,797	5,143,794
New York Mortgage Trust, Inc.	1,332,798	3,558,571
PennyMac Mortgage Investment Trust	354,953	4,625,038
Piper Sandler Cos.	30,767	4,645,509
PRA Group, Inc. *	115,591	4,919,553
Ready Capital Corp.	146,402	1,648,486
Redwood Trust, Inc.	489,089	3,721,967
Regional Management Corp.	57,368	1,808,239
Stifel Financial Corp.	142,990	9,556,022
The Carlyle Group, Inc.	238,969	8,220,534
TPG RE Finance Trust, Inc.	284,831	2,418,215
Tradeweb Markets, Inc., Class A	61,657	4,370,865
Two Harbors Investment Corp.	260,422	4,315,192
Virtu Financial, Inc., Class A	211,520	3,887,738
Virtus Investment Partners, Inc.	16,408	3,452,735
WisdomTree, Inc.	432,474	2,581,870
World Acceptance Corp. *	37,073	3,461,135
		245,475,913

Energy 5.1%
Alto Ingredients, Inc. *	876,625	2,559,745
Antero Midstream Corp.	356,304	3,755,444
Arch Resources, Inc.	72,815	11,457,440
Archrock, Inc.	751,000	8,313,570
Berry Corp.	213,618	2,014,418
Cactus, Inc., Class A	47,276	2,172,332
ChampionX Corp.	192,646	5,889,188
CNX Resources Corp. *	772,012	11,850,384
CONSOL Energy, Inc.	146,650	8,026,155
Core Laboratories N.V.	196,160	4,682,339
CVR Energy, Inc.	198,359	6,293,931
DHT Holdings, Inc.	838,224	9,698,252
Diamondback Energy, Inc.	87,244	12,264,762
Dorian LPG Ltd.	141,637	3,108,932
Dril-Quip, Inc. *	143,198	4,904,532
DTE Midstream LLC	108,857	5,464,621
EQT Corp.	274,639	9,112,522
Golar LNG Ltd. *	122,799	2,803,501
Green Plains, Inc. *	251,199	8,709,069
Helix Energy Solutions Group, Inc. *	949,102	7,858,565
International Seaways, Inc.	125,095	6,434,887
Kosmos Energy Ltd. *	1,107,589	8,716,725
Liberty Energy, Inc.	260,643	3,974,806
Matador Resources Co.	100,008	5,379,430
Nabors Industries Ltd. *	72,709	10,928,890
SECURITY	NUMBER OF SHARES	VALUE ($)
NexTier Oilfield Solutions, Inc. *	497,700	4,544,001
Nordic American Tankers Ltd.	1,286,520	5,699,284
Oceaneering International, Inc. *	583,511	12,189,545
Oil States International, Inc. *	612,102	5,588,491
Par Pacific Holdings, Inc. *	188,059	5,224,279
Patterson-UTI Energy, Inc.	725,545	9,939,966
PDC Energy, Inc.	123,235	8,270,301
Permian Resources Corp.	402,959	4,355,987
ProPetro Holding Corp. *	573,071	5,048,756
Range Resources Corp.	172,685	4,652,134
RPC, Inc.	319,967	2,806,111
Scorpio Tankers, Inc.	178,709	10,786,875
SFL Corp., Ltd.	610,708	6,302,507
SM Energy Co.	246,379	7,270,644
Southwestern Energy Co. *	784,998	4,160,489
Talos Energy, Inc. *	121,678	2,167,085
Teekay Tankers Ltd., Class A *	194,824	8,796,304
Texas Pacific Land Corp.	2,657	4,729,965
Transocean Ltd. *	3,172,008	22,172,336
US Silica Holdings, Inc. *	191,631	2,326,400
Valaris Ltd. *	93,429	6,283,100
Weatherford International plc *	292,936	19,515,396
		329,204,396

Food & Staples Retailing 0.9%
BJ's Wholesale Club Holdings, Inc. *	146,157	10,494,073
Grocery Outlet Holding Corp. *	192,333	5,202,608
Ingles Markets, Inc., Class A	113,581	10,154,141
PriceSmart, Inc.	145,131	10,118,533
The Andersons, Inc.	251,281	11,465,952
The Chefs' Warehouse, Inc. *	80,200	2,610,510
Weis Markets, Inc.	138,677	10,600,470
		60,646,287

Food, Beverage & Tobacco 2.4%
Adecoagro SA	597,564	4,852,220
B&G Foods, Inc. (a)	499,050	6,322,963
Brown-Forman Corp., Class B	202,834	13,157,842
Calavo Growers, Inc.	145,000	4,679,150
Cal-Maine Foods, Inc.	126,387	7,178,782
Coca-Cola Consolidated, Inc.	8,176	4,552,806
Dole plc	242,103	2,839,868
Fresh Del Monte Produce, Inc.	484,158	15,144,462
Hostess Brands, Inc. *	228,379	5,640,961
J&J Snack Foods Corp.	41,192	5,816,722
John B Sanfilippo & Son, Inc.	54,912	4,929,450
Lancaster Colony Corp.	51,623	9,910,583
Mission Produce, Inc. *	158,030	1,820,506
National Beverage Corp. *	55,309	2,580,165
Nomad Foods Ltd. *	549,118	9,840,195
Pilgrim's Pride Corp. *	300,102	7,019,386
The Boston Beer Co., Inc., Class A *	19,890	6,440,382
The Hain Celestial Group, Inc. *	436,541	7,783,526
TreeHouse Foods, Inc. *	289,257	14,112,849
Universal Corp.	227,675	11,518,078
Vector Group Ltd.	541,032	7,179,495
		153,320,391

Health Care Equipment & Services 3.6%
Acadia Healthcare Co., Inc. *	161,456	11,707,174
Addus HomeCare Corp. *	29,854	3,243,339
Amedisys, Inc. *	65,854	6,055,275
AMN Healthcare Services, Inc. *	84,931	7,644,639
Avanos Medical, Inc. *	102,420	2,874,929
Brookdale Senior Living, Inc. *	1,440,482	4,652,757
See financial notes
60Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings  as of February 28, 2023 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Chemed Corp.	28,749	14,994,903
Community Health Systems, Inc. *	1,947,861	11,804,038
CONMED Corp.	42,906	4,127,128
Cross Country Healthcare, Inc. *	93,858	2,482,544
DexCom, Inc. *	43,055	4,779,535
Enovis Corp. *	102,815	5,924,200
Globus Medical, Inc., Class A *	79,918	4,662,416
Haemonetics Corp. *	95,898	7,457,987
HealthEquity, Inc. *	42,861	2,793,251
ICU Medical, Inc. *	35,305	6,024,445
Integer Holdings Corp. *	93,588	7,017,228
Integra LifeSciences Holdings Corp. *	94,919	5,279,395
LivaNova plc *	50,956	2,411,238
Masimo Corp. *	55,597	9,301,934
Merit Medical Systems, Inc. *	63,583	4,487,688
ModivCare, Inc. *	44,209	4,340,882
Multiplan Corp. *	2,010,585	2,030,691
Neogen Corp. *	159,291	2,817,858
NextGen Healthcare, Inc. *	137,439	2,489,020
NuVasive, Inc. *	123,956	5,358,618
OmniAb, Inc., Class A *(b)	9,356	0
OmniAb, Inc., Class B *(b)	9,356	0
Omnicell, Inc. *	47,243	2,571,909
OPKO Health, Inc. *	1,095,928	1,249,358
Option Care Health, Inc. *	161,292	4,946,826
Orthofix Medical, Inc. *	98,283	2,024,630
Owens & Minor, Inc. *	408,164	6,257,154
Pediatrix Medical Group, Inc. *	573,766	9,031,077
Premier, Inc., Class A	378,977	12,199,270
QuidelOrtho Corp. *	95,490	8,301,901
RadNet, Inc. *	98,870	2,331,849
Select Medical Holdings Corp.	436,530	11,869,251
Teladoc Health, Inc. *	67,471	1,787,307
The Ensign Group, Inc.	66,889	5,985,228
US Physical Therapy, Inc.	25,582	2,592,224
Varex Imaging Corp. *	131,451	2,325,368
Veeva Systems, Inc., Class A *	36,824	6,100,264
Veradigm, Inc. *	410,083	6,811,479
		233,148,207

Household & Personal Products 1.0%
Central Garden & Pet Co., Class A *	167,955	6,454,511
Coty, Inc., Class A *	1,075,190	12,149,647
Edgewell Personal Care Co.	257,533	10,996,659
Energizer Holdings, Inc.	232,213	8,413,077
Herbalife Nutrition Ltd. *	458,585	8,873,620
Inter Parfums, Inc.	28,056	3,378,223
Medifast, Inc.	25,208	2,826,573
Reynolds Consumer Products, Inc.	96,158	2,638,576
USANA Health Sciences, Inc. *	84,090	5,110,990
WD-40 Co.	20,022	3,472,415
		64,314,291

Insurance 2.3%
Ambac Financial Group, Inc. *	275,096	4,552,839
American Equity Investment Life Holding Co.	360,097	14,998,040
AMERISAFE, Inc.	84,665	4,617,629
Argo Group International Holdings Ltd.	157,760	4,582,928
Axis Capital Holdings Ltd.	200,412	12,169,017
Brighthouse Financial, Inc. *	45,742	2,645,260
CNA Financial Corp.	130,456	5,711,364
Employers Holdings, Inc.	135,922	6,036,296
Enstar Group Ltd. *	36,232	8,859,086
Horace Mann Educators Corp.	117,086	4,327,498
James River Group Holdings Ltd.	171,037	4,121,992
SECURITY	NUMBER OF SHARES	VALUE ($)
MBIA, Inc. *	255,492	3,523,235
Mercury General Corp.	168,788	5,747,231
ProAssurance Corp.	383,872	7,635,214
RLI Corp.	46,846	6,460,532
Safety Insurance Group, Inc.	59,657	4,813,723
Selective Insurance Group, Inc.	126,130	12,805,979
SiriusPoint Ltd. *	362,352	2,572,699
Stewart Information Services Corp.	166,579	7,077,942
United Fire Group, Inc.	110,824	3,162,917
Universal Insurance Holdings, Inc.	335,395	6,483,185
White Mountains Insurance Group Ltd.	8,193	11,827,169
		144,731,775

Materials 6.7%
AdvanSix, Inc.	117,558	4,837,512
Alpha Metallurgical Resources, Inc.	37,500	6,290,250
American Vanguard Corp.	102,255	2,134,062
Ashland, Inc.	126,429	12,867,944
ATI, Inc. *	218,248	8,871,781
Avient Corp.	285,584	12,460,030
Balchem Corp.	37,998	4,939,740
Cabot Corp.	172,236	13,697,929
Carpenter Technology Corp.	288,204	13,928,899
Century Aluminum Co. *	233,393	2,817,053
Clearwater Paper Corp. *	154,260	5,952,893
Cleveland-Cliffs, Inc. *	449,763	9,593,445
Coeur Mining, Inc. *	1,028,583	3,209,179
Compass Minerals International, Inc.	187,418	7,221,216
Constellium SE *	483,345	7,728,687
Eagle Materials, Inc.	91,360	12,819,635
Ecovyst, Inc. *	254,802	2,558,212
Element Solutions, Inc.	511,780	10,511,961
Glatfelter Corp.	635,271	2,439,441
Greif, Inc., Class A	121,407	8,625,967
H.B. Fuller Co.	150,676	10,511,158
Hawkins, Inc.	65,359	2,658,151
Hecla Mining Co.	1,120,724	5,771,729
Ingevity Corp. *	95,086	7,850,300
Innospec, Inc.	76,505	8,374,237
Kaiser Aluminum Corp.	94,862	7,524,454
Koppers Holdings, Inc.	151,882	5,451,045
Livent Corp. *	95,941	2,249,816
Materion Corp.	71,929	8,033,031
Mativ Holdings, Inc.	474,227	12,287,222
Mercer International, Inc.	285,106	3,073,443
Minerals Technologies, Inc.	133,546	8,112,919
Myers Industries, Inc.	135,861	3,510,648
NewMarket Corp.	29,254	10,048,749
Olympic Steel, Inc.	127,518	6,694,695
Orion Engineered Carbons S.A.	316,465	8,069,857
Pactiv Evergreen, Inc.	443,243	4,791,457
Quaker Chemical Corp.	20,669	4,046,577
Rayonier Advanced Materials, Inc. *	1,015,604	8,327,953
Royal Gold, Inc.	67,061	7,966,176
Schnitzer Steel Industries, Inc., Class A	225,251	7,363,455
Sensient Technologies Corp.	124,958	9,420,584
Silgan Holdings, Inc.	282,531	15,087,155
Southern Copper Corp.	169,218	12,469,674
Stepan Co.	91,990	9,575,239
Summit Materials, Inc., Class A *	346,032	10,221,785
SunCoke Energy, Inc.	704,266	6,697,570
The Scotts Miracle-Gro Co.	174,766	14,418,195
TimkenSteel Corp. *	215,128	3,934,691
TriMas Corp.	140,243	4,205,888
Trinseo plc	372,285	8,629,566
Tronox Holdings plc, Class A	454,265	7,086,534
Valvoline, Inc.	267,125	9,402,800
See financial notes
Schwab Fundamental Index ETFs | Annual Report61

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings  as of February 28, 2023 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Westlake Corp.	107,161	12,767,162
Worthington Industries, Inc.	198,889	12,020,851
		432,160,602

Media & Entertainment 3.2%
AMC Entertainment Holdings, Inc., Class A *(a)	435,033	3,106,136
AMC Networks, Inc., Class A *	480,655	10,747,446
Audacy, Inc., Class A *	3,505,262	753,631
Bumble, Inc., Class A *	123,585	2,988,285
Cable One, Inc.	8,919	6,159,551
Cars.com, Inc. *	227,953	4,376,698
Cinemark Holdings, Inc. *	793,905	10,805,047
Clear Channel Outdoor Holdings, Inc. *	7,377,002	13,057,293
Gannett Co., Inc. *	1,637,035	4,960,216
Gray Television, Inc.	544,500	6,370,650
IAC, Inc. *	103,925	5,397,864
iHeartMedia, Inc., Class A *	1,294,414	9,397,446
John Wiley & Sons, Inc., Class A	161,775	7,197,370
Liberty Media Corp. - Liberty Formula One, Class A *	13,726	833,992
Liberty Media Corp. - Liberty Formula One, Class C *	112,618	7,643,384
Lions Gate Entertainment Corp., Class A *	313,356	3,324,707
Lions Gate Entertainment Corp., Class B *	631,632	6,284,738
Live Nation Entertainment, Inc. *	38,966	2,807,890
Madison Square Garden Entertainment Corp. *	65,138	3,942,803
Madison Square Garden Sports Corp.	16,401	3,134,887
Match Group, Inc. *	148,390	6,146,314
Pinterest, Inc., Class A *	168,774	4,237,915
Roku, Inc. *	34,239	2,214,921
Scholastic Corp.	132,006	6,020,794
Shutterstock, Inc.	36,422	2,739,663
Sinclair Broadcast Group, Inc., Class A	234,976	3,823,059
Sirius XM Holdings, Inc. (a)	1,792,651	7,869,738
Spotify Technology S.A. *	107,678	12,522,951
The E.W. Scripps Co., Class A *	230,673	2,911,093
The Marcus Corp.	151,474	2,437,217
The New York Times Co., Class A	281,945	10,854,882
The Trade Desk, Inc., Class A *	42,788	2,394,416
TripAdvisor, Inc. *	349,405	7,536,666
WideOpenWest, Inc. *	193,383	2,113,676
World Wrestling Entertainment, Inc., Class A	44,155	3,709,020
Yelp, Inc. *	254,631	7,644,023
Ziff Davis, Inc. *	114,763	9,063,982
		207,530,364

Pharmaceuticals, Biotechnology & Life Sciences 2.8%
Alkermes plc *	131,904	3,527,113
Avantor, Inc. *	410,432	10,002,228
Azenta, Inc. *	64,275	2,821,030
BioMarin Pharmaceutical, Inc. *	71,334	7,104,153
Bio-Rad Laboratories, Inc., Class A *	21,375	10,213,830
Bio-Techne Corp.	76,230	5,537,347
Bruker Corp.	124,700	8,594,324
Catalent, Inc. *	159,880	10,907,014
Charles River Laboratories International, Inc. *	51,391	11,272,102
Corcept Therapeutics, Inc. *	87,013	1,812,481
Eagle Pharmaceuticals, Inc. *	56,333	1,577,324
Elanco Animal Health, Inc. *	684,985	7,856,778
SECURITY	NUMBER OF SHARES	VALUE ($)
Emergent BioSolutions, Inc. *	247,611	3,065,424
Exact Sciences Corp. *	48,591	3,028,677
Exelixis, Inc. *	373,970	6,387,408
Horizon Therapeutics plc *	112,617	12,330,435
Incyte Corp. *	109,759	8,449,248
Ionis Pharmaceuticals, Inc. *	55,064	1,976,798
Ligand Pharmaceuticals, Inc. *	28,729	2,072,510
Medpace Holdings, Inc. *	22,614	4,384,402
Myriad Genetics, Inc. *	193,128	3,653,982
OmniAb, Inc. *	140,935	587,699
Prestige Consumer Healthcare, Inc. *	109,752	6,612,558
Royalty Pharma plc, Class A	249,831	8,956,441
Seagen, Inc. *	26,195	4,706,979
Supernus Pharmaceuticals, Inc. *	88,667	3,332,992
Syneos Health, Inc. *	265,950	10,696,509
West Pharmaceutical Services, Inc.	48,989	15,530,983
		176,998,769

Real Estate 7.6%
Acadia Realty Trust	237,132	3,455,013
Agree Realty Corp.	43,333	3,067,110
Alexander & Baldwin, Inc.	340,239	6,352,262
American Assets Trust, Inc.	127,168	3,208,449
American Homes 4 Rent, Class A	273,495	8,483,815
Americold Realty Trust, Inc.	399,771	11,753,267
Apartment Income REIT Corp.	302,921	11,450,414
Apartment Investment & Management Co., Class A	316,821	2,376,158
Apple Hospitality REIT, Inc.	856,847	14,146,544
Ashford Hospitality Trust, Inc. *	351,457	1,739,712
Brandywine Realty Trust	1,048,634	6,176,454
Broadstone Net Lease, Inc.	132,292	2,348,183
CareTrust REIT, Inc.	148,487	2,920,739
Centerspace	35,049	2,194,418
Chatham Lodging Trust	218,027	2,662,110
Corporate Office Properties Trust	324,242	8,245,474
Cousins Properties, Inc.	297,745	7,291,775
CubeSmart	240,262	11,289,911
Cushman & Wakefield plc *	418,260	5,412,284
DiamondRock Hospitality Co.	776,597	6,771,926
Douglas Emmett, Inc.	517,744	7,315,723
Easterly Government Properties, Inc.	172,273	2,601,322
EastGroup Properties, Inc.	33,168	5,415,339
Elme Communities	267,054	4,969,875
Empire State Realty Trust, Inc., Class A	795,245	5,797,336
EPR Properties	215,052	8,782,724
Equity Commonwealth	160,239	3,401,874
Equity LifeStyle Properties, Inc.	189,470	12,980,590
Essential Properties Realty Trust, Inc.	93,467	2,407,710
First Industrial Realty Trust, Inc.	136,161	7,182,493
Four Corners Property Trust, Inc.	100,881	2,738,919
Getty Realty Corp.	74,560	2,559,645
Global Net Lease, Inc.	354,484	5,005,314
Healthcare Realty Trust, Inc.	789,515	15,395,542
Hersha Hospitality Trust, Class A	261,848	2,189,049
Highwoods Properties, Inc.	360,061	9,541,616
Hudson Pacific Properties, Inc.	595,497	5,496,437
Industrial Logistics Properties Trust	445,352	1,825,943
iStar, Inc.	362,180	2,788,786
JBG SMITH Properties	345,934	5,967,362
Kennedy-Wilson Holdings, Inc.	364,883	6,097,195
Kilroy Realty Corp.	244,493	8,806,638
Kite Realty Group Trust	277,420	6,025,562
Life Storage, Inc.	84,771	10,216,601
LTC Properties, Inc.	80,696	2,890,531
LXP Industrial Trust	594,661	6,202,314
Marcus & Millichap, Inc.	69,994	2,405,694
See financial notes
62Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings  as of February 28, 2023 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
National Health Investors, Inc.	89,600	4,928,000
National Retail Properties, Inc.	257,015	11,647,920
National Storage Affiliates Trust	60,271	2,549,463
Newmark Group, Inc., Class A	411,445	3,299,789
Office Properties Income Trust	380,387	6,253,562
Outfront Media, Inc.	612,761	10,692,679
Paramount Group, Inc.	1,222,339	6,441,727
Pebblebrook Hotel Trust	408,384	5,827,640
Physicians Realty Trust	423,767	6,284,465
Piedmont Office Realty Trust, Inc., Class A	773,084	7,073,719
PotlatchDeltic Corp.	171,607	7,921,379
Rayonier, Inc.	272,444	9,148,670
Retail Opportunity Investments Corp.	272,625	3,879,454
Rexford Industrial Realty, Inc.	66,609	4,027,180
RLJ Lodging Trust	1,051,685	11,926,108
RPT Realty	315,714	3,384,454
Ryman Hospitality Properties, Inc.	96,725	8,973,178
Sabra Health Care REIT, Inc.	710,016	8,456,291
SITE Centers Corp.	630,722	8,432,753
Spirit Realty Capital, Inc.	195,323	8,043,401
STAG Industrial, Inc.	198,820	6,688,305
Summit Hotel Properties, Inc.	494,137	3,656,614
Sunstone Hotel Investors, Inc.	902,693	9,541,465
Tanger Factory Outlet Centers, Inc.	432,653	8,172,815
Terreno Realty Corp.	47,009	2,924,430
The Howard Hughes Corp. *	57,072	4,743,825
The Necessity Retail REIT, Inc.	359,513	2,466,259
Uniti Group, Inc.	1,283,916	7,048,699
Urban Edge Properties	354,686	5,462,164
Veris Residential, Inc. *	352,039	5,681,909
Xenia Hotels & Resorts, Inc.	547,219	7,682,955
Zillow Group, Inc., Class A *	29,887	1,235,827
Zillow Group, Inc., Class C *	86,014	3,612,588
		486,463,839

Retailing 4.7%
1-800-Flowers.com, Inc., Class A *	229,170	2,268,783
Abercrombie & Fitch Co., Class A *	438,878	12,907,402
Academy Sports & Outdoors, Inc.	283,029	16,741,165
America's Car-Mart, Inc. *	30,042	2,552,368
Arko Corp.	302,281	2,424,294
Barnes & Noble Education, Inc. *	1,162,461	2,394,670
Big 5 Sporting Goods Corp. (a)	196,724	1,737,073
Boot Barn Holdings, Inc. *	41,787	3,236,403
Caleres, Inc.	184,198	4,809,410
Camping World Holdings, Inc., Class A (a)	76,638	1,749,645
Chico's FAS, Inc. *	1,114,201	6,406,656
Citi Trends, Inc. *	100,381	2,814,683
Conn's, Inc. *	256,550	2,198,633
Designer Brands, Inc., Class A	438,426	4,292,190
Dillard's, Inc., Class A	29,517	10,520,154
Etsy, Inc. *	69,699	8,462,156
Express, Inc. *(a)	1,219,525	1,243,915
Five Below, Inc. *	48,203	9,847,873
Floor & Decor Holdings, Inc., Class A *	77,091	7,077,725
GameStop Corp., Class A *(a)	458,920	8,825,032
Genesco, Inc. *	110,090	4,950,747
Groupon, Inc. *(a)	314,805	2,364,186
Guess?, Inc.	258,566	5,440,229
Haverty Furniture Cos., Inc.	150,821	5,691,984
Hibbett, Inc.	98,032	7,051,442
MarineMax, Inc. *	128,818	4,325,708
MercadoLibre, Inc. *	5,683	6,933,260
Monro, Inc.	123,988	6,253,955
National Vision Holdings, Inc. *	163,650	6,113,964
SECURITY	NUMBER OF SHARES	VALUE ($)
Ollie's Bargain Outlet Holdings, Inc. *	156,759	9,019,913
Overstock.com, Inc. *	152,488	2,953,693
PetMed Express, Inc.	113,811	2,137,371
RH *	19,252	5,756,926
Sally Beauty Holdings, Inc. *	856,049	13,773,828
Shoe Carnival, Inc.	110,140	2,902,189
Signet Jewelers Ltd.	206,500	14,789,530
Sleep Number Corp. *	178,648	7,120,909
Sonic Automotive, Inc., Class A	198,345	11,283,847
Sportsman's Warehouse Holdings, Inc. *	256,721	2,307,922
Stitch Fix, Inc., Class A *	574,191	2,675,730
The Aaron's Co., Inc.	383,847	5,508,204
The Buckle, Inc.	135,943	5,545,115
The Children's Place, Inc. *	84,314	3,530,227
TravelCenters of America, Inc. *	153,628	12,958,522
Upbound Group, Inc.	296,844	7,970,261
Urban Outfitters, Inc. *	539,227	14,532,168
Victoria's Secret & Co. *	234,221	9,284,520
Wayfair, Inc., Class A *	44,342	1,795,408
Zumiez, Inc. *	130,296	3,030,685
		300,512,673

Semiconductors & Semiconductor Equipment 2.5%
Ambarella, Inc. *	26,337	2,483,842
Amkor Technology, Inc.	457,978	11,797,513
Axcelis Technologies, Inc. *	36,669	4,713,433
Cirrus Logic, Inc. *	172,381	17,712,148
Diodes, Inc. *	106,023	9,721,249
Entegris, Inc.	154,885	13,200,849
First Solar, Inc. *	157,668	26,667,966
FormFactor, Inc. *	116,249	3,499,095
Ichor Holdings Ltd. *	87,257	2,875,118
Kulicke & Soffa Industries, Inc.	129,762	6,916,315
Lattice Semiconductor Corp. *	35,457	3,012,427
Monolithic Power Systems, Inc.	13,867	6,715,649
Onto Innovation, Inc. *	37,278	3,074,317
Photronics, Inc. *	238,446	4,201,419
Power Integrations, Inc.	60,846	5,004,583
Semtech Corp. *	104,824	3,229,627
Silicon Laboratories, Inc. *	36,012	6,429,222
SMART Global Holdings, Inc. *	127,596	2,130,853
SolarEdge Technologies, Inc. *	18,032	5,732,733
Synaptics, Inc. *	64,015	7,528,804
Ultra Clean Holdings, Inc. *	117,345	3,738,612
Universal Display Corp.	30,319	4,118,836
Wolfspeed, Inc. *	61,719	4,565,972
		159,070,582

Software & Services 5.3%
ACI Worldwide, Inc. *	267,219	6,907,611
Adeia, Inc.	298,278	2,941,021
Alarm.com Holdings, Inc. *	37,227	1,892,248
Aspen Technology, Inc. *	39,547	8,384,359
Bentley Systems, Inc., Class B	116,001	4,693,400
Black Knight, Inc. *	159,283	9,493,267
Blackbaud, Inc. *	59,722	3,325,918
Block, Inc. *	99,036	7,599,032
Cerence, Inc. *	157,446	4,310,871
Ceridian HCM Holding, Inc. *	38,305	2,793,584
CommVault Systems, Inc. *	73,579	4,332,332
Concentrix Corp.	81,968	11,216,501
Conduent, Inc. *	1,629,794	6,486,580
Consensus Cloud Solutions, Inc. *	59,274	2,432,605
CSG Systems International, Inc.	89,302	5,018,772
Dolby Laboratories, Inc., Class A	126,124	10,377,483
Dropbox, Inc., Class A *	344,197	7,021,619
See financial notes
Schwab Fundamental Index ETFs | Annual Report63

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings  as of February 28, 2023 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Ebix, Inc.	149,669	2,601,247
Envestnet, Inc. *	57,968	3,623,580
EPAM Systems, Inc. *	31,670	9,743,275
Euronet Worldwide, Inc. *	117,347	12,773,221
EVERTEC, Inc.	103,832	3,822,056
ExlService Holdings, Inc. *	39,031	6,420,990
Fair Isaac Corp. *	20,509	13,892,591
Fortinet, Inc. *	261,574	15,547,959
Gartner, Inc. *	45,968	15,068,770
Globant S.A. *	16,548	2,731,744
GoDaddy, Inc., Class A *	138,772	10,506,428
Guidewire Software, Inc. *	42,182	2,961,598
InterDigital, Inc.	130,912	9,555,267
LiveRamp Holdings, Inc. *	299,515	7,077,539
Manhattan Associates, Inc. *	56,212	8,080,475
MicroStrategy, Inc., Class A *(a)	11,165	2,928,245
Pagseguro Digital Ltd., Class A *	349,131	3,026,966
Paycom Software, Inc. *	16,034	4,634,788
Paysafe Ltd. *	279,013	5,563,519
Pegasystems, Inc.	61,199	2,838,410
Perficient, Inc. *	38,315	2,712,702
Progress Software Corp.	99,932	5,740,094
PTC, Inc. *	43,678	5,474,164
Qualys, Inc. *	21,486	2,538,571
RingCentral, Inc., Class A *	152,829	5,049,470
Sabre Corp. *	1,972,358	9,980,131
ServiceNow, Inc. *	16,766	7,245,762
Splunk, Inc. *	64,508	6,612,070
StoneCo Ltd., Class A *	298,552	2,540,678
Teradata Corp. *	310,196	12,643,589
TTEC Holdings, Inc.	45,664	1,838,433
Twilio, Inc., Class A *	53,558	3,599,633
Tyler Technologies, Inc. *	20,584	6,612,610
Unisys Corp. *	497,817	2,479,129
Verint Systems, Inc. *	58,933	2,202,916
Verra Mobility Corp. *	138,922	2,393,626
WEX, Inc. *	51,202	9,872,258
Workday, Inc., Class A *	29,415	5,455,600
Xperi, Inc. *	119,783	1,400,263
Zoom Video Communications, Inc., Class A *	41,593	3,102,422
		342,119,992

Technology Hardware & Equipment 4.6%
ADTRAN Holdings, Inc.	192,856	3,365,337
Advanced Energy Industries, Inc.	64,221	5,977,691
Arista Networks, Inc. *	118,044	16,372,703
Badger Meter, Inc.	37,267	4,532,413
Belden, Inc.	142,443	12,019,340
Benchmark Electronics, Inc.	447,611	10,648,666
Cognex Corp.	192,005	9,104,877
Coherent Corp. *	233,634	10,076,634
CommScope Holding Co., Inc. *	1,384,875	10,026,495
Comtech Telecommunications Corp.	236,914	3,788,255
CTS Corp.	78,212	3,387,362
ePlus, Inc. *	128,571	6,964,691
Fabrinet *	77,063	9,391,668
IPG Photonics Corp. *	96,042	11,836,216
Itron, Inc. *	122,964	6,857,702
Kimball Electronics, Inc. *	207,836	5,197,978
Knowles Corp. *	294,324	4,997,622
Littelfuse, Inc.	41,741	10,799,649
Lumentum Holdings, Inc. *	87,408	4,703,425
Methode Electronics, Inc.	143,907	7,012,588
National Instruments Corp.	318,734	16,099,254
NETGEAR, Inc. *	226,684	4,102,980
NetScout Systems, Inc. *	266,100	7,567,884
SECURITY	NUMBER OF SHARES	VALUE ($)
Novanta, Inc. *	22,314	3,501,290
OSI Systems, Inc. *	64,270	5,948,189
PC Connection, Inc.	104,264	4,566,763
Plexus Corp. *	132,389	12,694,781
Pure Storage, Inc., Class A *	82,022	2,340,908
Rogers Corp. *	31,712	4,668,006
ScanSource, Inc. *	320,797	10,002,451
Stratasys Ltd. *	166,130	2,151,384
Super Micro Computer, Inc. *	181,928	17,823,486
TD SYNNEX Corp.	113,547	10,959,556
TTM Technologies, Inc. *	774,325	10,290,779
ViaSat, Inc. *	237,557	7,544,810
Viavi Solutions, Inc. *	358,181	3,918,500
Vontier Corp.	622,670	16,295,274
		297,537,607

Telecommunication Services 0.5%
ATN International, Inc.	65,415	2,750,701
Cogent Communications Holdings, Inc.	78,573	5,086,816
Consolidated Communications Holdings, Inc. *	1,045,450	3,167,714
EchoStar Corp., Class A *	287,362	5,735,746
Frontier Communications Parent, Inc. *	183,440	5,018,918
Iridium Communications, Inc. *	107,439	6,593,531
Shenandoah Telecommunications Co.	155,121	3,027,962
		31,381,388

Transportation 2.5%
Air Transport Services Group, Inc. *	192,704	4,033,295
Alaska Air Group, Inc. *	157,777	7,546,474
Allegiant Travel Co. *	20,466	2,098,788
ArcBest Corp.	137,762	13,252,704
Atlas Air Worldwide Holdings, Inc. *	136,349	13,745,343
Atlas Corp.	230,133	3,534,843
Costamare, Inc.	199,878	2,098,719
Covenant Logistics Group, Inc.	91,534	3,171,653
Danaos Corp. (a)	29,612	1,722,530
Daseke, Inc. *	1,128,160	9,194,504
Forward Air Corp.	75,268	7,768,410
Golden Ocean Group Ltd. (a)	222,018	2,304,547
Hawaiian Holdings, Inc. *	145,849	1,633,509
Heartland Express, Inc.	242,942	3,918,655
Hub Group, Inc., Class A *	176,227	16,165,303
JetBlue Airways Corp. *	769,947	6,390,560
Kirby Corp. *	178,082	12,916,288
Lyft, Inc., Class A *	252,465	2,524,650
Marten Transport Ltd.	243,226	5,367,998
Matson, Inc.	26,481	1,761,251
Saia, Inc. *	40,662	11,014,116
Schneider National, Inc., Class B	327,273	9,183,280
SkyWest, Inc. *	177,113	3,377,545
Spirit Airlines, Inc.	125,141	2,292,583
U-Haul Holding Co.	22,677	1,456,090
U-Haul Holding Co., Non Voting Shares	203,887	11,342,234
Yellow Corp. *	740,963	1,793,130
		161,609,002

Utilities 3.1%
ALLETE, Inc.	196,018	11,994,341
American States Water Co.	50,657	4,523,670
Atlantica Sustainable Infrastructure plc	214,198	5,911,865
Avangrid, Inc.	186,727	7,287,955
Avista Corp.	283,960	11,676,435
California Water Service Group	88,684	5,076,272
Chesapeake Utilities Corp.	29,624	3,794,538
See financial notes
64Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings  as of February 28, 2023 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Clearway Energy, Inc., Class A	62,787	1,865,402
Clearway Energy, Inc., Class C	149,926	4,709,176
Essential Utilities, Inc.	269,931	11,547,648
Hawaiian Electric Industries, Inc.	354,988	14,359,265
IDACORP, Inc.	122,931	12,711,065
MGE Energy, Inc.	69,038	4,886,510
National Fuel Gas Co.	206,063	11,803,289
New Jersey Resources Corp.	253,951	12,959,119
Northwest Natural Holding Co.	107,817	5,211,874
NorthWestern Corp.	205,541	11,876,159
ONE Gas, Inc.	154,119	12,354,179
Ormat Technologies, Inc.	76,717	6,484,121
Otter Tail Corp. (a)	97,371	6,902,630
PNM Resources, Inc.	262,393	12,857,257
SJW Group	51,117	3,907,383
Spire, Inc.	175,715	12,370,336
Unitil Corp.	56,030	3,043,550
		200,114,039
Total Common Stocks (Cost $5,964,403,578)		6,424,220,829

SHORT-TERM INVESTMENTS 0.8% OF NET ASSETS

Money Market Funds 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43% (c)	9,866,660	9,866,660
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43% (c)(d)	45,543,298	45,543,298
		55,409,958
Total Short-Term Investments (Cost $55,409,958)		55,409,958
Total Investments in Securities (Cost $6,019,813,536)		6,479,630,787

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 03/17/23	80	7,596,400	(7,767)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $43,920,299.
(b)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$6,191,072,622	$—	$—	$6,191,072,622
Health Care Equipment & Services	233,148,207	—	0*	233,148,207
Short-Term Investments[1]	55,409,958	—	—	55,409,958
Liabilities
Futures Contracts[2]	(7,767)	—	—	(7,767)
Total	$6,479,623,020	$—	$—	$6,479,623,020

*	Level 3 amount shown includes securities determined to have no value at February 28, 2023.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
See financial notes
Schwab Fundamental Index ETFs | Annual Report65

Schwab Fundamental U.S. Small Company Index ETF
Statement of Assets and Liabilities

As of February 28, 2023
Assets
Investments in securities, at value - unaffiliated (cost $6,019,813,536) including securities on loan of $43,920,299		$6,479,630,787
Cash		68,791
Deposit with broker for futures contracts		1,821,200
Receivables:
Fund shares sold		10,242,740
Investments sold		9,193,798
Dividends		6,806,450
Income from securities on loan		382,542
Variation margin on future contracts	+	800
Total assets		6,508,147,108

Liabilities
Collateral held for securities on loan		45,543,298
Payables:
Investments bought		28,359,661
Management fees	+	1,251,907
Total liabilities		75,154,866
Net assets		$6,432,992,242

Net Assets by Source
Capital received from investors		$6,574,493,194
Total distributable loss	+	(141,500,952)
Net assets		$6,432,992,242

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$6,432,992,242		125,700,000		$51.18

See financial notes
66Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental U.S. Small Company Index ETF
Statement of Operations

For the period March 1, 2022 through February 28, 2023
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $43,791)		$96,967,333
Securities on loan, net	+	2,918,015
Total investment income		99,885,348

Expenses
Management fees		13,952,925
Proxy fees[1]	+	196,158
Total expenses	–	14,149,083
Net investment income		85,736,265

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(137,592,883)
Net realized gains on sales of in-kind redemptions - unaffiliated		334,818,172
Net realized losses on futures contracts	+	(346,897)
Net realized gains		196,878,392
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		(327,745,551)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(56,549)
Net change in unrealized appreciation (depreciation)	+	(327,802,100)
Net realized and unrealized losses		(130,923,708)
Decrease in net assets resulting from operations		($45,187,443)

[1]	Proxy fees are non-routine expenses (see financial note 2(e) for additional information).
See financial notes
Schwab Fundamental Index ETFs | Annual Report67

Schwab Fundamental U.S. Small Company Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	3/1/22-2/28/23		3/1/21-2/28/22
Net investment income		$85,736,265	$56,282,816
Net realized gains		196,878,392	446,198,524
Net change in unrealized appreciation (depreciation)	+	(327,802,100)	(107,638,582)
Increase (decrease) in net assets resulting from operations		($45,187,443)	$394,842,758

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($74,669,735)	($56,395,300)

TRANSACTIONS IN FUND SHARES
	3/1/22-2/28/23			3/1/21-2/28/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		51,850,000	$2,567,816,882	23,050,000	$1,234,091,769
Shares redeemed	+	(17,500,000)	(858,079,463)	(15,500,000)	(815,045,637)
Net transactions in fund shares		34,350,000	$1,709,737,419	7,550,000	$419,046,132

SHARES OUTSTANDING AND NET ASSETS
	3/1/22-2/28/23			3/1/21-2/28/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		91,350,000	$4,843,112,001	83,800,000	$4,085,618,411
Total increase	+	34,350,000	1,589,880,241	7,550,000	757,493,590
End of period		125,700,000	$6,432,992,242	91,350,000	$4,843,112,001
See financial notes
68Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental International Large Company Index ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	3/1/22– 2/28/23	3/1/21– 2/28/22	3/1/20– 2/28/21	3/1/19– 2/29/20	3/1/18– 2/28/19
Per-Share Data
Net asset value at beginning of period	$32.25	$30.94	$25.24	$27.54	$30.28
Income (loss) from investment operations:
Net investment income (loss)[1]	1.03	1.04	0.70	0.91	0.94
Net realized and unrealized gains (losses)	(1.40)	1.42	5.64	(2.29)	(2.81)
Total from investment operations	(0.37)	2.46	6.34	(1.38)	(1.87)
Less distributions:
Distributions from net investment income	(0.90)	(1.15)	(0.64)	(0.92)	(0.87)
Net asset value at end of period	$30.98	$32.25	$30.94	$25.24	$27.54
Total return	(0.91%)	7.95%	25.47%	(5.32%)	(6.00%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25%[2]	0.25%	0.25%	0.25%	0.25%
Net investment income (loss)	3.50%	3.16%	2.74%	3.27%	3.29%
Portfolio turnover rate[3]	15%	15%	15%	20%	14%
Net assets, end of period (x 1,000,000)	$9,343	$7,382	$5,721	$4,417	$4,084

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab Fundamental Index ETFs | Annual Report69

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings  as of February 28, 2023

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.6% OF NET ASSETS

Australia 5.0%
AGL Energy Ltd.	1,611,091	7,496,433
Amcor plc	584,903	6,519,919
AMP Ltd. *	4,427,033	3,089,859
Ampol Ltd.	281,648	6,260,073
ANZ Group Holdings Ltd.	1,697,074	28,210,007
APA Group	427,438	3,092,846
Aristocrat Leisure Ltd.	117,224	2,888,488
Aurizon Holdings Ltd.	1,586,483	3,541,187
BHP Group Ltd.	2,451,059	74,709,822
BlueScope Steel Ltd.	528,940	6,798,527
Brambles Ltd.	783,645	6,801,167
Coles Group Ltd.	714,473	8,759,215
Commonwealth Bank of Australia	580,142	39,391,829
Computershare Ltd.	129,706	2,169,188
CSL Ltd.	55,106	11,010,728
Downer EDI Ltd.	813,058	1,732,583
Fortescue Metals Group Ltd.	703,823	10,156,936
Goodman Group	187,407	2,509,866
Incitec Pivot Ltd.	980,880	2,275,411
Insurance Australia Group Ltd.	1,479,908	4,640,590
James Hardie Industries plc	87,278	1,826,300
JB Hi-Fi Ltd.	74,208	2,093,765
Lendlease Corp., Ltd.	784,691	4,042,756
Macquarie Group Ltd.	88,769	11,344,931
Medibank Pvt Ltd.	1,735,287	3,908,438
Metcash Ltd.	1,036,733	2,845,423
Mirvac Group	1,787,586	2,736,392
National Australia Bank Ltd.	1,306,877	26,438,783
Newcrest Mining Ltd.	371,030	5,639,602
Orica Ltd.	248,818	2,718,206
Origin Energy Ltd.	1,239,699	6,696,290
Orora Ltd.	772,318	1,838,469
Qantas Airways Ltd. *	552,242	2,390,837
QBE Insurance Group Ltd.	520,607	5,294,157
Ramsay Health Care Ltd.	60,145	2,739,746
Rio Tinto Ltd.	260,912	20,538,184
Santos Ltd.	631,981	2,983,236
Scentre Group	2,183,966	4,388,819
Sims Ltd.	197,920	2,131,474
Sonic Healthcare Ltd.	169,211	3,675,402
South32 Ltd.	2,426,052	7,100,278
Stockland	1,325,728	3,432,979
Suncorp Group Ltd.	936,864	8,118,301
Tabcorp Holdings Ltd.	1,065,392	725,632
Telstra Group Ltd.	3,417,359	9,586,707
The Lottery Corp., Ltd. *	540,733	1,892,499
Transurban Group	523,804	5,008,764
Treasury Wine Estates Ltd.	248,534	2,348,061
Vicinity Ltd.	1,517,665	2,087,813
Viva Energy Group Ltd.	1,118,003	2,269,316
Wesfarmers Ltd.	553,699	18,012,191
Westpac Banking Corp.	2,057,947	31,266,616
Woodside Energy Group Ltd.	564,912	13,679,862
SECURITY	NUMBER OF SHARES	VALUE ($)
Woolworths Group Ltd.	613,189	15,266,573
Worley Ltd.	225,501	2,306,851
		471,428,327

Austria 0.3%
BAWAG Group AG *	47,655	2,979,224
Erste Group Bank AG	222,401	8,769,140
OMV AG	142,309	6,958,864
Raiffeisen Bank International AG *	169,948	2,847,633
Voestalpine AG	198,236	7,362,233
Wienerberger AG	93,682	2,928,832
		31,845,926

Belgium 0.8%
Ageas S.A./N.V.	146,834	6,653,810
Anheuser-Busch InBev S.A./N.V.	507,337	30,791,522
Etablissements Franz Colruyt N.V.	82,223	2,231,385
Groupe Bruxelles Lambert N.V.	77,763	6,557,831
KBC Group N.V.	135,739	10,177,355
Proximus SADP	221,004	2,043,749
Solvay S.A.	65,644	7,535,877
UCB S.A.	49,381	4,261,755
Umicore S.A.	142,495	4,770,733
		75,024,017

Canada 6.7%
Agnico Eagle Mines Ltd.	124,263	5,733,741
Algonquin Power & Utilities Corp.	203,682	1,558,902
Alimentation Couche-Tard, Inc.	438,390	20,611,366
AltaGas Ltd.	118,662	2,041,253
Atco Ltd., Class I	80,809	2,511,314
Bank of Montreal	199,406	18,940,970
Barrick Gold Corp.	746,717	12,093,804
Bausch Health Cos., Inc. *	422,865	3,947,713
BCE, Inc.	167,547	7,429,441
Brookfield Asset Management Ltd.	125,005	4,215,344
Brookfield Corp.	505,529	16,857,774
Canadian Imperial Bank of Commerce	341,310	15,643,427
Canadian National Railway Co.	147,544	16,842,200
Canadian Natural Resources Ltd.	350,281	19,839,265
Canadian Pacific Railway Ltd.	138,266	10,524,445
Canadian Tire Corp., Ltd., Class A	43,147	5,390,483
Canadian Utilities Ltd., Class A	69,776	1,834,282
CCL Industries, Inc., Class B	49,471	2,384,797
Cenovus Energy, Inc.	263,028	4,860,836
CGI, Inc. *	95,142	8,549,467
CI Financial Corp.	242,576	2,667,276
Constellation Software, Inc.	1,512	2,605,600
Crescent Point Energy Corp.	264,468	1,812,396
Dollarama, Inc.	49,481	2,864,661
Emera, Inc.	114,683	4,552,952
Enbridge, Inc.	792,459	29,796,156
Fairfax Financial Holdings Ltd.	11,545	8,089,598
Finning International, Inc.	114,059	2,899,542
See financial notes
70Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings  as of February 28, 2023 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
First Quantum Minerals Ltd.	138,245	3,026,981
Fortis, Inc.	195,808	7,766,449
Franco-Nevada Corp.	14,084	1,801,763
George Weston Ltd.	59,344	7,451,509
Gildan Activewear, Inc.	97,197	3,095,569
Great-West Lifeco, Inc.	130,070	3,556,874
Hydro One Ltd.	119,157	3,099,159
iA Financial Corp., Inc.	40,693	2,737,874
Imperial Oil Ltd.	105,169	5,213,453
Intact Financial Corp.	25,578	3,682,503
Keyera Corp.	115,602	2,556,668
Kinross Gold Corp.	1,069,347	3,958,654
Linamar Corp.	57,876	3,156,409
Loblaw Cos., Ltd.	94,847	8,123,771
Lumine Group, Inc. *(a)	4,536	46,544
Lundin Mining Corp.	340,376	2,122,584
Magna International, Inc.	364,672	20,370,418
Manulife Financial Corp.	961,233	19,048,857
Methanex Corp.	50,440	2,550,064
Metro, Inc.	122,229	6,362,605
National Bank of Canada	98,970	7,285,448
Nutrien Ltd.	216,278	16,889,843
Onex Corp.	188,489	10,101,111
Open Text Corp.	84,949	2,930,739
Parkland Corp.	124,819	2,735,759
Pembina Pipeline Corp.	179,603	5,910,033
Power Corp. of Canada	270,385	7,233,040
Quebecor, Inc., Class B	113,153	2,682,859
Restaurant Brands International, Inc.	71,987	4,655,665
RioCan Real Estate Investment Trust	147,263	2,337,474
Royal Bank of Canada	440,914	44,867,036
Saputo, Inc.	163,347	4,384,075
Shaw Communications, Inc., Class B	183,648	5,332,260
SNC-Lavalin Group, Inc.	146,237	3,033,334
Sun Life Financial, Inc.	218,881	10,601,207
Suncor Energy, Inc.	912,373	30,732,987
TC Energy Corp.	362,104	14,444,797
Teck Resources Ltd., Class B	234,021	9,362,903
TELUS Corp.	209,738	4,179,509
TFI International, Inc.	24,636	3,013,067
The Bank of Nova Scotia	547,650	27,128,074
The Toronto-Dominion Bank	565,288	37,721,852
Thomson Reuters Corp.	43,884	5,326,872
Tourmaline Oil Corp.	38,462	1,689,396
Waste Connections, Inc.	38,185	5,124,803
West Fraser Timber Co., Ltd.	38,834	2,923,710
Wheaton Precious Metals Corp.	52,704	2,200,758
WSP Global, Inc.	29,448	3,707,578
		625,363,902

Denmark 1.0%
AP Moller - Maersk A/S, Class A	1,894	4,350,425
AP Moller - Maersk A/S, Class B	3,051	7,134,071
Carlsberg A/S, Class B	39,617	5,621,346
Coloplast A/S, Class B	23,090	2,677,492
Danske Bank A/S	544,456	12,680,441
DSV A/S	39,028	7,123,806
ISS A/S *	164,110	3,588,299
Novo Nordisk A/S, Class B	214,251	30,412,774
Novozymes A/S, B Shares	49,141	2,375,125
Orsted A/S	51,041	4,474,269
Pandora A/S	49,612	4,718,018
Vestas Wind Systems A/S	343,312	9,813,107
		94,969,173

SECURITY	NUMBER OF SHARES	VALUE ($)
Finland 1.1%
Elisa Oyj	58,219	3,316,741
Fortum Oyj	362,279	5,555,489
Huhtamaki Oyj	55,299	1,958,144
Kesko Oyj, B Shares	157,661	3,439,295
Kone Oyj, B Shares	141,201	7,359,904
Neste Oyj	164,583	7,974,749
Nokia Oyj	2,583,021	11,996,743
Nokian Renkaat Oyj	195,461	1,781,006
Nordea Bank Abp	1,816,215	23,063,084
Outokumpu Oyj	504,070	3,036,338
Sampo Oyj, A Shares	179,792	8,778,424
Stora Enso Oyj, R Shares	374,363	5,317,978
UPM-Kymmene Oyj	348,086	12,665,378
Wartsila Oyj Abp	357,901	3,475,198
		99,718,471

France 9.0%
Air France-KLM *	1,216,049	2,283,273
Air Liquide S.A.	167,115	26,683,077
Airbus SE	98,727	12,984,898
ALD S.A.	195,023	2,597,684
Alstom S.A.	150,616	4,445,240
Arkema S.A.	57,029	5,815,688
Atos SE *(b)	365,528	5,209,917
AXA S.A.	1,096,282	34,703,837
BNP Paribas S.A.	852,902	59,832,873
Bollore SE	569,484	3,194,832
Bouygues S.A.	311,081	10,570,046
Bureau Veritas S.A.	82,726	2,374,000
Capgemini SE	45,881	8,653,616
Carrefour S.A.	973,901	19,324,109
Casino Guichard Perrachon S.A. *(b)	246,019	2,507,280
Cie de Saint-Gobain	461,466	27,567,053
Cie Generale des Etablissements Michelin S.C.A.	647,131	20,406,617
Credit Agricole S.A.	890,625	10,920,404
Danone S.A.	361,503	20,410,838
Dassault Systemes SE	56,142	2,177,923
Edenred	40,689	2,300,796
Eiffage S.A.	68,708	7,577,946
Elis S.A.	190,429	3,433,151
Engie S.A.	1,613,264	23,671,559
EssilorLuxottica S.A.	57,875	10,090,291
Euroapi S.A. *	20,097	330,350
Eutelsat Communications S.A. (b)	255,599	1,793,081
Faurecia SE *	330,599	7,260,934
Hermes International	2,500	4,548,221
Kering S.A.	17,799	10,476,096
Klepierre S.A. *	100,616	2,525,667
Legrand S.A.	77,070	7,159,791
L'Oreal S.A.	46,498	18,496,613
LVMH Moet Hennessy Louis Vuitton SE	38,280	32,030,211
Orange S.A.	2,886,122	33,031,439
Pernod-Ricard S.A.	47,597	9,979,232
Publicis Groupe S.A.	119,730	9,553,503
Renault S.A. *	550,015	24,772,376
Rexel S.A. *	341,774	8,535,733
Rubis S.C.A.	118,844	3,297,053
Safran S.A.	114,450	16,259,299
Sanofi	532,339	50,182,474
Schneider Electric SE	180,327	29,090,953
SCOR SE	183,448	4,523,211
SEB S.A.	21,737	2,521,900
SES S.A.	467,668	3,161,263
See financial notes
Schwab Fundamental Index ETFs | Annual Report71

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings  as of February 28, 2023 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Societe Generale S.A.	986,645	28,585,941
Sodexo S.A.	56,681	5,274,071
STMicroelectronics N.V.	152,137	7,328,931
Teleperformance	12,591	3,284,779
Thales S.A.	33,269	4,664,253
TotalEnergies SE	2,063,661	128,181,236
Valeo S.A.	435,294	9,110,258
Veolia Environnement S.A.	394,532	11,844,943
Vinci S.A.	256,542	29,339,265
Vivendi SE	225,650	2,332,715
Wendel SE	32,018	3,650,174
		842,862,914

Germany 7.9%
adidas AG	96,646	14,519,177
Allianz SE	256,105	60,335,824
Aurubis AG	64,080	6,302,320
BASF SE	1,080,933	55,568,346
Bayer AG	537,911	32,110,905
Bayerische Motoren Werke AG	413,433	42,858,087
Beiersdorf AG	27,608	3,308,448
Brenntag SE	98,128	7,430,226
Commerzbank AG *	948,184	11,588,959
Continental AG	185,477	13,375,495
Covestro AG	302,756	13,372,686
Daimler Truck Holding AG *	236,909	7,541,032
Deutsche Bank AG	962,916	12,049,840
Deutsche Boerse AG	30,727	5,376,690
Deutsche Lufthansa AG *	809,151	8,428,308
Deutsche Post AG	681,468	28,994,610
Deutsche Telekom AG	2,923,520	65,836,875
E.ON SE	1,362,020	14,942,555
Evonik Industries AG	197,983	4,247,512
Freenet AG	110,022	2,753,610
Fresenius Medical Care AG & Co. KGaA	237,848	9,312,624
Fresenius SE & Co. KGaA	590,709	16,306,420
GEA Group AG	76,865	3,392,670
Hannover Rueck SE	26,440	5,150,881
HeidelbergCement AG	202,223	13,965,478
Henkel AG & Co. KGaA	68,857	4,779,348
Infineon Technologies AG	293,393	10,427,972
K+S AG	101,290	2,415,833
KION Group AG	75,740	2,987,187
Knorr-Bremse AG	37,430	2,557,122
LANXESS AG	104,905	4,906,204
Mercedes-Benz Group AG	767,421	59,126,228
Merck KGaA	27,566	5,243,074
METRO AG *	324,364	2,939,379
MTU Aero Engines AG	15,453	3,744,638
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	68,162	23,572,411
ProSiebenSat.1 Media SE	240,875	2,411,940
Rheinmetall AG	21,312	5,437,894
RWE AG	237,187	10,121,846
Salzgitter AG	67,266	2,837,731
SAP SE	330,136	37,629,757
Siemens AG	338,870	52,001,100
Siemens Energy AG *(b)	402,428	8,095,923
Siemens Healthineers AG	62,783	3,287,790
Symrise AG	26,332	2,703,149
Telefonica Deutschland Holding AG	816,123	2,484,847
ThyssenKrupp AG	748,827	5,641,509
United Internet AG	115,354	2,534,739
Volkswagen AG	47,737	8,545,519
Vonovia SE	230,433	5,828,327
SECURITY	NUMBER OF SHARES	VALUE ($)
Zalando SE *	61,207	2,440,618
		733,771,663

Hong Kong 1.7%
AAC Technologies Holdings, Inc. *	915,817	2,044,094
AIA Group Ltd.	2,673,845	28,358,188
BOC Hong Kong Holdings Ltd.	1,736,231	5,872,595
CK Asset Holdings Ltd.	1,190,105	7,459,477
CK Hutchison Holdings Ltd.	3,479,855	20,747,463
CLP Holdings Ltd.	968,252	6,852,207
Galaxy Entertainment Group Ltd.	626,863	4,168,705
Hang Seng Bank Ltd.	295,693	4,806,730
Henderson Land Development Co., Ltd.	607,100	2,130,786
Hong Kong & China Gas Co., Ltd.	3,633,398	3,416,075
Hong Kong Exchanges & Clearing Ltd.	85,023	3,407,636
Hongkong Land Holdings Ltd.	561,384	2,565,525
Jardine Matheson Holdings Ltd.	130,220	6,448,494
Lenovo Group Ltd.	6,235,333	5,592,298
Link REIT	436,229	2,867,624
MTR Corp., Ltd.	577,626	2,910,390
New World Development Co., Ltd.	1,729,543	4,704,216
PCCW Ltd.	4,485,776	2,228,744
Sands China Ltd. *	1,346,368	4,665,419
Sun Hung Kai Properties Ltd.	944,894	12,904,343
Swire Pacific Ltd., A Shares	937,747	7,645,813
Techtronic Industries Co., Ltd.	266,240	2,647,306
The Wharf Holdings Ltd.	897,685	1,987,613
Want Want China Holdings Ltd.	2,530,492	1,592,538
WH Group Ltd.	14,007,541	8,137,383
Wharf Real Estate Investment Co., Ltd.	669,614	3,668,183
Yue Yuen Industrial Holdings Ltd.	1,907,221	2,818,493
		162,648,338

Ireland 0.1%
Bank of Ireland Group plc	391,465	4,330,002
Kerry Group plc, Class A	43,582	4,188,342
Kingspan Group plc	37,295	2,435,573
		10,953,917

Israel 0.2%
Bank Hapoalim B.M.	355,177	2,973,258
Bank Leumi Le-Israel B.M.	454,194	3,534,830
ICL Group Ltd.	255,032	1,854,271
Israel Discount Bank Ltd., A Shares	341,845	1,622,664
Teva Pharmaceutical Industries Ltd. *	573,286	5,699,904
		15,684,927

Italy 3.0%
A2A S.p.A.	1,615,447	2,390,746
Assicurazioni Generali S.p.A.	892,396	17,706,889
Banco BPM S.p.A.	908,430	3,973,986
CNH Industrial N.V.	466,193	7,675,528
Enel S.p.A.	7,629,613	43,020,955
Eni S.p.A.	2,899,461	41,098,844
Ferrari N.V.	14,402	3,746,547
Hera S.p.A.	686,240	1,836,133
Intesa Sanpaolo S.p.A.	13,316,721	36,174,500
Leonardo S.p.A.	474,380	5,340,197
Mediobanca Banca di Credito Finanziario S.p.A.	293,878	3,147,743
Pirelli & C S.p.A.	440,675	2,253,494
Poste Italiane S.p.A.	270,323	2,924,112
Prysmian S.p.A.	119,985	4,627,870
See financial notes
72Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings  as of February 28, 2023 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Snam S.p.A.	833,736	4,107,888
Stellantis N.V.	2,091,721	36,721,261
Telecom Italia S.p.A. *	46,645,868	15,295,495
Tenaris S.A.	192,095	3,194,280
Terna - Rete Elettrica Nazionale	451,066	3,409,720
UniCredit S.p.A.	1,734,702	35,593,593
Unipol Gruppo S.p.A.	557,294	2,956,235
		277,196,016

Japan 25.6%
Advantest Corp.	37,957	3,012,261
Aeon Co., Ltd.	617,722	11,518,657
AGC, Inc.	217,226	8,037,434
Air Water, Inc.	228,883	2,750,662
Aisin Corp.	347,548	9,516,970
Ajinomoto Co., Inc.	199,951	5,898,052
Alfresa Holdings Corp.	465,953	5,630,501
Alps Alpine Co., Ltd.	440,178	4,181,554
Amada Co., Ltd.	327,894	2,982,496
ANA Holdings, Inc. *	132,386	2,685,818
Asahi Group Holdings Ltd.	272,693	9,641,299
Asahi Kasei Corp.	1,581,745	11,029,192
Astellas Pharma, Inc.	862,754	12,154,498
Bandai Namco Holdings, Inc.	79,170	4,890,331
Bic Camera, Inc. (b)	228,205	1,955,109
Bridgestone Corp.	546,344	20,956,924
Brother Industries Ltd.	266,428	3,917,742
Canon, Inc.	894,260	19,304,567
Casio Computer Co., Ltd.	193,574	1,897,157
Central Japan Railway Co.	134,355	15,100,944
Chubu Electric Power Co., Inc.	1,413,590	14,653,225
Chugai Pharmaceutical Co., Ltd.	120,327	2,998,127
Coca-Cola Bottlers Japan Holdings, Inc.	273,161	2,875,696
COMSYS Holdings Corp.	125,201	2,277,635
Concordia Financial Group Ltd.	655,588	2,815,541
Cosmo Energy Holdings Co., Ltd.	162,073	4,872,363
Dai Nippon Printing Co., Ltd.	309,252	8,286,678
Daicel Corp.	418,939	2,906,415
Daido Steel Co., Ltd.	70,682	2,770,927
Daifuku Co., Ltd.	35,858	1,955,915
Dai-ichi Life Holdings, Inc.	726,308	15,481,667
Daiichi Sankyo Co., Ltd.	343,620	10,804,423
Daikin Industries Ltd.	90,670	15,539,340
Daito Trust Construction Co., Ltd.	69,545	6,550,397
Daiwa House Industry Co., Ltd.	822,211	18,971,546
Daiwa Securities Group, Inc.	824,971	3,942,709
Daiwabo Holdings Co., Ltd.	167,196	2,582,538
Denka Co., Ltd.	109,706	2,315,492
Denso Corp.	334,945	17,800,293
Dentsu Group, Inc.	100,916	3,237,550
DIC Corp.	173,469	3,094,591
Dowa Holdings Co., Ltd.	56,578	1,842,113
East Japan Railway Co.	339,663	17,220,663
Ebara Corp.	66,912	2,844,184
EDION Corp.	252,612	2,444,243
Eisai Co., Ltd.	122,466	6,609,918
Electric Power Development Co., Ltd.	307,418	4,906,411
ENEOS Holdings, Inc.	7,553,970	26,081,064
Exeo Group, Inc.	137,817	2,417,097
FANUC Corp.	59,782	10,168,843
Fast Retailing Co., Ltd.	33,311	6,578,320
Fuji Electric Co., Ltd.	82,873	3,200,176
FUJIFILM Holdings Corp.	228,039	10,637,300
Fujikura Ltd.	336,665	2,387,537
Fujitsu Ltd.	139,519	17,944,961
Furukawa Electric Co., Ltd.	152,281	2,661,829
SECURITY	NUMBER OF SHARES	VALUE ($)
GS Yuasa Corp.	118,144	2,130,174
H2O Retailing Corp.	300,762	3,066,905
Hakuhodo DY Holdings, Inc.	296,848	3,308,118
Hankyu Hanshin Holdings, Inc.	144,047	4,097,802
Hanwa Co., Ltd.	126,714	3,688,441
Haseko Corp.	378,984	4,348,655
Hino Motors Ltd. *	694,544	2,824,780
Hitachi Construction Machinery Co., Ltd.	107,662	2,406,716
Hitachi Ltd.	739,073	37,383,643
Hokkaido Electric Power Co., Inc.	675,427	2,340,429
Hokuriku Electric Power Co.	493,818	1,964,904
Honda Motor Co., Ltd.	2,844,756	73,972,219
Hoya Corp.	64,860	6,413,862
Idemitsu Kosan Co., Ltd.	437,112	9,739,272
IHI Corp.	141,790	3,679,680
Iida Group Holdings Co., Ltd.	236,077	3,922,052
Inpex Corp.	740,025	7,785,162
Isetan Mitsukoshi Holdings Ltd.	503,001	5,136,544
Isuzu Motors Ltd.	608,251	7,274,095
ITOCHU Corp.	931,440	27,823,877
Itoham Yonekyu Holdings, Inc.	382,873	2,006,911
Iwatani Corp.	62,531	2,584,514
J. Front Retailing Co., Ltd.	268,165	2,488,423
Japan Airlines Co., Ltd. *	148,841	2,801,662
Japan Exchange Group, Inc.	153,959	2,296,698
Japan Post Holdings Co., Ltd.	2,522,991	22,411,769
Japan Post Insurance Co., Ltd.	223,321	3,872,438
Japan Tobacco, Inc.	912,629	18,555,416
JFE Holdings, Inc.	1,029,967	12,748,408
JGC Holdings Corp.	214,239	2,758,692
JSR Corp.	96,945	2,202,729
JTEKT Corp.	553,776	4,134,568
Kajima Corp.	675,762	8,071,540
Kaneka Corp.	115,690	2,904,671
Kanematsu Corp.	174,402	2,088,240
Kao Corp.	282,973	10,573,964
Kawasaki Heavy Industries Ltd.	217,376	4,745,999
KDDI Corp.	1,241,956	36,342,815
Keio Corp.	60,910	2,121,778
Kewpie Corp.	137,035	2,214,250
Keyence Corp.	16,392	7,086,774
Kikkoman Corp.	51,875	2,425,898
Kinden Corp.	195,835	2,198,229
Kintetsu Group Holdings Co., Ltd.	98,171	2,972,913
Kirin Holdings Co., Ltd.	622,599	9,319,674
Kobe Steel Ltd.	1,098,516	7,435,538
Koito Manufacturing Co., Ltd.	244,848	4,110,908
Komatsu Ltd.	755,936	18,091,630
Konica Minolta, Inc.	1,249,693	5,449,603
K's Holdings Corp.	326,513	2,814,127
Kubota Corp.	641,245	9,676,461
Kuraray Co., Ltd.	552,093	4,948,835
Kurita Water Industries Ltd.	52,277	2,364,103
Kyocera Corp.	204,324	10,062,074
Kyushu Electric Power Co., Inc.	1,203,059	6,394,411
Kyushu Railway Co.	142,219	3,110,306
Lion Corp.	183,209	1,974,458
Lixil Corp.	274,711	4,378,355
Makita Corp.	172,105	4,295,834
Marubeni Corp.	1,386,078	17,705,654
MatsukiyoCocokara & Co.	82,865	3,850,791
Mazda Motor Corp.	1,475,629	13,292,198
Medipal Holdings Corp.	355,984	4,664,915
MEIJI Holdings Co., Ltd.	143,839	6,589,255
MINEBEA MITSUMI, Inc.	271,477	4,707,475
MISUMI Group, Inc.	101,267	2,408,729
Mitsubishi Chemical Group Corp.	2,166,217	12,611,020
See financial notes
Schwab Fundamental Index ETFs | Annual Report73

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings  as of February 28, 2023 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Mitsubishi Corp.	1,039,433	35,323,095
Mitsubishi Electric Corp.	2,460,295	27,688,817
Mitsubishi Estate Co., Ltd.	595,196	7,408,544
Mitsubishi Gas Chemical Co., Inc.	234,719	3,323,958
Mitsubishi Heavy Industries Ltd.	364,459	13,418,213
Mitsubishi Materials Corp.	311,531	4,848,554
Mitsubishi Motors Corp. *	886,916	3,496,486
Mitsubishi Shokuhin Co., Ltd.	86,100	2,051,129
Mitsubishi UFJ Financial Group, Inc.	7,430,925	52,649,016
Mitsui & Co., Ltd.	1,097,166	30,801,034
Mitsui Chemicals, Inc.	246,173	5,936,779
Mitsui Fudosan Co., Ltd.	546,041	10,402,499
Mitsui Mining & Smelting Co., Ltd.	96,057	2,365,901
Mitsui O.S.K. Lines Ltd. (b)	166,146	4,342,251
Mizuho Financial Group, Inc.	1,873,003	29,185,103
Morinaga Milk Industry Co., Ltd.	59,429	2,015,652
MS&AD Insurance Group Holdings, Inc.	353,084	11,540,065
Murata Manufacturing Co., Ltd.	231,199	12,424,305
Nagase & Co., Ltd.	220,821	3,279,528
Nagoya Railroad Co., Ltd.	173,425	2,631,645
NEC Corp.	280,254	10,030,013
NGK Insulators Ltd.	233,432	3,098,374
NGK Spark Plug Co., Ltd.	179,721	3,613,815
NH Foods Ltd.	192,763	5,320,918
NHK Spring Co., Ltd.	318,015	2,117,532
Nichirei Corp.	132,279	2,610,329
Nidec Corp.	112,758	5,708,469
Nikon Corp.	307,731	3,049,861
Nintendo Co., Ltd.	284,642	10,707,379
Nippon Electric Glass Co., Ltd.	104,127	1,937,069
Nippon Light Metal Holdings Co., Ltd.	181,434	1,976,640
Nippon Paper Industries Co., Ltd.	403,751	3,227,874
Nippon Steel Corp.	1,172,126	26,133,294
Nippon Steel Trading Corp.	60,614	4,125,036
Nippon Telegraph & Telephone Corp.	1,176,618	34,093,978
Nippon Yusen K.K.	235,031	6,094,259
Nissan Chemical Corp.	41,523	1,822,909
Nissan Motor Co., Ltd.	4,864,895	18,843,142
Nisshin Seifun Group, Inc.	277,884	3,211,022
Nissin Foods Holdings Co., Ltd.	30,568	2,544,809
Nissui Corp.	499,025	2,000,276
Nitori Holdings Co., Ltd.	34,602	3,911,983
Nitto Denko Corp.	113,898	6,856,540
NOK Corp.	302,795	2,967,598
Nomura Holdings, Inc.	2,074,030	8,546,438
Nomura Real Estate Holdings, Inc.	94,649	2,108,870
NSK Ltd.	800,476	4,430,928
NTT Data Corp.	333,797	4,631,475
Obayashi Corp.	1,135,512	8,394,528
Odakyu Electric Railway Co., Ltd.	165,903	2,010,835
Oji Holdings Corp.	1,486,023	6,032,894
Olympus Corp.	208,624	3,513,442
Omron Corp.	101,129	5,428,589
Ono Pharmaceutical Co., Ltd.	127,119	2,594,361
Oriental Land Co., Ltd.	18,202	2,907,055
ORIX Corp.	705,800	12,650,668
Osaka Gas Co., Ltd.	462,295	7,510,618
Otsuka Corp.	76,527	2,578,710
Otsuka Holdings Co., Ltd.	277,182	8,412,219
PALTAC Corp.	67,498	2,452,851
Pan Pacific International Holdings Corp.	145,415	2,658,175
Panasonic Holdings Corp.	3,106,359	27,069,325
Penta-Ocean Construction Co., Ltd.	414,056	1,972,781
Persol Holdings Co., Ltd.	122,809	2,458,614
Recruit Holdings Co., Ltd.	351,927	9,569,707
Renesas Electronics Corp. *	244,900	3,171,483
SECURITY	NUMBER OF SHARES	VALUE ($)
Rengo Co., Ltd.	351,317	2,279,956
Resona Holdings, Inc.	1,287,152	7,086,116
Resonac Holdings Corp.	247,047	4,057,146
Ricoh Co., Ltd.	822,871	6,391,348
Rinnai Corp.	25,735	1,804,274
Rohm Co., Ltd.	44,095	3,392,546
Ryohin Keikaku Co., Ltd.	246,339	2,479,395
Sankyu, Inc.	72,448	2,664,644
Santen Pharmaceutical Co., Ltd.	255,776	1,952,847
Sanwa Holdings Corp.	223,788	2,359,208
SBI Holdings, Inc.	138,797	2,992,672
Secom Co., Ltd.	110,338	6,417,854
Sega Sammy Holdings, Inc.	126,601	2,163,691
Seiko Epson Corp.	274,904	3,788,091
Seino Holdings Co., Ltd.	311,949	3,217,622
Sekisui Chemical Co., Ltd.	372,737	4,993,907
Sekisui House Ltd.	623,298	11,803,378
Seven & i Holdings Co., Ltd.	592,045	26,469,582
SG Holdings Co., Ltd.	234,833	3,384,188
Shikoku Electric Power Co., Inc.	344,660	1,849,623
Shimadzu Corp.	85,159	2,460,086
Shimamura Co., Ltd.	29,783	2,781,190
Shimano, Inc.	20,089	3,128,790
Shimizu Corp.	946,163	5,105,383
Shin-Etsu Chemical Co., Ltd.	142,914	20,091,789
Shionogi & Co., Ltd.	92,304	4,105,788
Shiseido Co., Ltd.	123,891	5,703,634
SMC Corp.	13,503	6,849,887
Softbank Corp.	2,191,549	24,736,678
SoftBank Group Corp.	1,572,803	63,701,899
Sohgo Security Services Co., Ltd.	67,426	1,769,614
Sojitz Corp.	294,943	5,660,030
Sompo Holdings, Inc.	229,991	9,858,807
Sony Group Corp.	388,909	32,633,923
Stanley Electric Co., Ltd.	156,413	3,261,116
Subaru Corp.	1,051,651	16,888,643
SUMCO Corp.	145,213	2,003,122
Sumitomo Chemical Co., Ltd.	2,195,825	7,689,377
Sumitomo Corp.	1,112,644	18,974,944
Sumitomo Electric Industries Ltd.	1,400,165	17,222,600
Sumitomo Forestry Co., Ltd.	159,976	3,068,805
Sumitomo Heavy Industries Ltd.	194,500	4,576,387
Sumitomo Metal Mining Co., Ltd.	148,866	5,529,949
Sumitomo Mitsui Financial Group, Inc.	954,283	41,838,109
Sumitomo Mitsui Trust Holdings, Inc.	218,343	8,086,778
Sumitomo Realty & Development Co., Ltd.	214,982	5,074,090
Sumitomo Rubber Industries Ltd.	407,639	3,668,945
Sundrug Co., Ltd.	88,980	2,407,160
Suntory Beverage & Food Ltd.	90,813	3,186,772
Suzuken Co., Ltd.	179,731	4,538,961
Suzuki Motor Corp.	525,573	18,454,764
Sysmex Corp.	45,950	2,752,986
T&D Holdings, Inc.	336,706	5,094,527
Taiheiyo Cement Corp.	315,114	5,790,334
Taisei Corp.	220,611	7,190,932
Taiyo Yuden Co., Ltd.	62,852	1,903,348
Takashimaya Co., Ltd.	228,132	3,175,408
Takeda Pharmaceutical Co., Ltd.	842,705	26,057,875
TDK Corp.	232,449	7,781,576
Teijin Ltd.	433,378	4,501,926
Terumo Corp.	166,018	4,462,004
The Chugoku Electric Power Co., Inc.	604,278	2,976,695
The Kansai Electric Power Co., Inc.	1,310,140	12,330,503
The Yokohama Rubber Co., Ltd.	168,203	3,190,813
TIS, Inc.	109,177	2,709,087
Tobu Railway Co., Ltd.	134,050	2,991,682
Toho Gas Co., Ltd.	116,675	2,190,199
See financial notes
74Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings  as of February 28, 2023 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Toho Holdings Co., Ltd.	160,439	2,593,596
Tohoku Electric Power Co., Inc.	1,700,766	8,103,345
Tokio Marine Holdings, Inc.	927,736	19,686,678
Tokuyama Corp.	159,174	2,535,753
Tokyo Electric Power Co. Holdings, Inc. *	5,754,449	19,094,894
Tokyo Electron Ltd.	35,626	12,216,646
Tokyo Gas Co., Ltd.	550,405	10,618,980
Tokyu Corp.	350,363	4,218,297
Tokyu Fudosan Holdings Corp.	618,057	2,985,585
Toppan, Inc.	397,492	7,187,335
Toray Industries, Inc.	2,001,946	11,451,869
Toshiba Corp.	299,430	9,269,877
Tosoh Corp.	434,357	5,905,584
TOTO Ltd.	95,440	3,184,486
Toyo Seikan Group Holdings Ltd.	295,919	3,847,392
Toyo Suisan Kaisha Ltd.	67,590	2,734,067
Toyoda Gosei Co., Ltd.	139,437	2,270,464
Toyota Industries Corp.	112,382	6,592,021
Toyota Motor Corp.	8,454,368	115,598,579
Toyota Tsusho Corp.	322,787	13,175,463
TS Tech Co., Ltd.	199,501	2,529,371
Tsuruha Holdings, Inc.	47,772	3,363,312
UBE Corp.	224,776	3,369,619
Unicharm Corp.	96,973	3,590,169
West Japan Railway Co.	204,149	7,919,270
Yakult Honsha Co., Ltd.	45,415	3,097,349
Yamada Holdings Co., Ltd.	1,698,769	5,973,721
Yamaha Corp.	73,276	2,781,169
Yamaha Motor Co., Ltd.	371,663	9,508,832
Yamato Holdings Co., Ltd.	430,076	7,265,021
Yamazaki Baking Co., Ltd.	225,321	2,615,222
Yaskawa Electric Corp.	82,276	3,237,524
Yokogawa Electric Corp.	152,987	2,284,444
Z Holdings Corp.	856,601	2,318,605
		2,394,983,679

Netherlands 2.8%
Aalberts N.V.	50,378	2,459,728
ABN AMRO Bank N.V., GDR	499,354	8,846,386
Aegon N.V.	1,558,833	8,154,955
Akzo Nobel N.V.	183,816	13,497,435
APERAM S.A.	61,133	2,393,582
ArcelorMittal S.A.	884,163	26,671,605
ASML Holding N.V.	30,598	18,950,329
ASR Nederland N.V.	104,914	4,790,914
EXOR N.V. *	260,848	21,566,031
Heineken Holding N.V.	72,211	6,199,135
Heineken N.V.	86,630	8,865,567
ING Groep N.V.	2,616,022	36,803,766
Koninklijke Ahold Delhaize N.V.	1,200,643	38,217,574
Koninklijke DSM N.V.	60,718	7,514,484
Koninklijke KPN N.V.	2,057,326	7,071,198
Koninklijke Philips N.V.	820,832	13,449,113
NN Group N.V.	257,137	10,444,177
Randstad N.V.	144,613	8,910,341
SBM Offshore N.V.	150,848	2,218,045
Signify N.V.	128,546	4,475,487
Unibail-Rodamco-Westfield *	73,931	4,699,527
Wolters Kluwer N.V.	50,360	5,845,375
		262,044,754

SECURITY	NUMBER OF SHARES	VALUE ($)
New Zealand 0.1%
Fletcher Building Ltd.	870,104	2,560,596
Spark New Zealand Ltd.	996,348	3,086,436
		5,647,032

Norway 0.6%
DNB Bank A.S.A.	483,902	9,709,329
Equinor A.S.A.	517,842	16,023,420
Mowi A.S.A. (b)	257,084	4,463,820
Norsk Hydro A.S.A.	846,624	6,191,008
Orkla A.S.A.	452,497	3,057,888
Subsea 7 S.A.	304,266	3,978,832
Telenor A.S.A.	683,167	7,695,620
Yara International A.S.A.	140,233	6,696,834
		57,816,751

Poland 0.4%
Bank Polska Kasa Opieki S.A.	106,385	2,150,190
KGHM Polska Miedz S.A.	111,715	3,207,611
PGE Polska Grupa Energetyczna S.A. *	1,571,816	2,366,350
Polski Koncern Naftowy Orlen S.A.	1,221,928	18,357,423
Powszechna Kasa Oszczednosci Bank Polski S.A.	392,965	2,752,553
Powszechny Zaklad Ubezpieczen S.A.	559,830	4,620,354
		33,454,481

Portugal 0.2%
EDP - Energias de Portugal S.A.	2,084,092	10,555,822
Galp Energia, SGPS, S.A.	529,755	6,494,471
Jeronimo Martins, SGPS, S.A.	137,628	2,834,438
		19,884,731

Republic of Korea 5.5%
Amorepacific Corp.	19,187	2,006,787
BNK Financial Group, Inc.	441,003	2,232,927
CJ CheilJedang Corp.	9,935	2,410,077
CJ Corp.	53,356	3,503,976
Coway Co., Ltd.	44,036	1,777,081
DB Insurance Co., Ltd.	69,055	4,018,315
Doosan Enerbility Co., Ltd. *	143,900	1,768,233
E-MART, Inc.	60,192	5,094,656
GS Engineering & Construction Corp.	117,354	1,973,268
GS Holdings Corp.	134,961	4,145,977
Hana Financial Group, Inc.	280,979	9,640,239
Hankook Tire & Technology Co., Ltd.	125,038	3,515,143
Hanwha Corp.	161,056	3,280,150
Hanwha Solutions Corp. *(a)	72,121	2,267,322
HD Hyundai Co., Ltd.	101,349	4,549,504
Hyundai Engineering & Construction Co., Ltd.	129,372	3,558,769
Hyundai Glovis Co., Ltd.	26,416	3,166,127
Hyundai Marine & Fire Insurance Co., Ltd.	113,168	3,010,401
Hyundai Mobis Co., Ltd.	98,002	15,738,088
Hyundai Motor Co.	163,300	21,756,879
Hyundai Steel Co.	219,090	5,794,937
Industrial Bank of Korea	331,277	2,598,644
KB Financial Group, Inc.	278,246	10,787,092
Kia Corp.	292,667	16,654,317
Korea Electric Power Corp.	953,387	13,004,825
Korea Gas Corp. *	75,306	1,596,322
Korea Shipbuilding & Offshore Engineering Co., Ltd.	49,424	3,036,593
See financial notes
Schwab Fundamental Index ETFs | Annual Report75

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings  as of February 28, 2023 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Korea Zinc Co., Ltd.	7,239	3,194,843
Korean Air Lines Co., Ltd.	126,112	2,168,183
KT&G Corp.	83,823	5,618,817
LG Chem Ltd.	20,525	10,547,516
LG Corp.	49,685	3,090,176
LG Display Co., Ltd.	613,429	7,088,101
LG Electronics, Inc.	165,420	13,901,155
LG H&H Co., Ltd.	5,712	2,883,519
LG Innotek Co., Ltd.	8,601	1,800,474
LG Uplus Corp.	415,389	3,475,047
Lotte Chemical Corp.	35,501	4,780,864
Lotte Shopping Co., Ltd.	38,429	2,526,600
NAVER Corp.	18,166	2,862,355
NCSoft Corp.	5,955	1,955,373
POSCO Holdings, Inc.	132,696	31,889,158
Posco International Corp.	154,449	2,637,859
Samsung C&T Corp.	70,854	5,895,353
Samsung Electro-Mechanics Co., Ltd.	37,432	4,073,462
Samsung Electronics Co., Ltd.	3,555,941	162,849,064
Samsung Fire & Marine Insurance Co., Ltd.	39,254	6,363,108
Samsung Life Insurance Co., Ltd.	69,578	3,580,776
Samsung SDI Co., Ltd.	8,668	4,559,175
Samsung SDS Co., Ltd.	29,495	2,792,914
Shinhan Financial Group Co., Ltd.	436,710	12,821,601
SK Hynix, Inc.	386,857	26,136,418
SK Innovation Co., Ltd. *	75,086	8,517,218
SK Telecom Co., Ltd.	61,518	2,099,027
SK, Inc.	77,326	10,436,746
S-Oil Corp.	39,884	2,432,374
Woori Financial Group, Inc.	552,079	5,090,016
		510,953,941

Singapore 0.7%
ComfortDelGro Corp., Ltd.	2,469,548	2,219,777
DBS Group Holdings Ltd.	556,904	14,136,173
Jardine Cycle & Carriage Ltd.	112,636	2,485,916
Keppel Corp., Ltd.	594,253	2,419,126
Oversea-Chinese Banking Corp., Ltd.	1,277,127	12,020,354
Sembcorp Marine Ltd. *(a)	11,303,741	1,066,430
Singapore Airlines Ltd.	660,727	2,792,807
Singapore Telecommunications Ltd.	4,448,981	7,832,771
United Overseas Bank Ltd.	449,064	9,981,053
Venture Corp., Ltd.	179,820	2,293,585
Wilmar International Ltd.	2,146,064	6,281,241
		63,529,233

Spain 3.4%
Acciona S.A.	11,381	2,149,588
Acerinox S.A.	208,287	2,293,927
ACS, Actividades de Construccion y Servicios S.A.	291,455	8,858,467
Aena SME S.A. *	24,232	3,762,194
Amadeus IT Group S.A. *	97,662	6,152,094
Banco Bilbao Vizcaya Argentaria S.A.	6,431,765	50,290,422
Banco De Sabadell S.A.	7,469,436	9,774,934
Banco Santander S.A.	22,802,864	90,019,164
CaixaBank S.A.	1,217,682	5,232,560
Enagas S.A.	126,963	2,283,568
Endesa S.A.	261,177	5,143,488
Ferrovial S.A.	113,491	3,160,582
Grifols S.A. *	188,075	2,300,698
Iberdrola S.A.	3,254,513	37,499,598
Industria de Diseno Textil S.A.	440,264	13,582,126
Mapfre S.A.	1,197,449	2,575,347
Naturgy Energy Group S.A.	194,601	5,378,118
SECURITY	NUMBER OF SHARES	VALUE ($)
Red Electrica Corp. S.A.	182,324	3,037,602
Repsol S.A.	1,608,490	25,595,596
Telefonica S.A.	9,137,254	37,297,050
		316,387,123

Sweden 2.0%
Alfa Laval AB	102,142	3,379,072
Alleima AB *	172,618	938,188
Assa Abloy AB, B Shares	278,923	6,822,896
Atlas Copco AB, A Shares	632,037	7,556,371
Atlas Copco AB, B Shares	360,790	3,827,032
Boliden AB	175,885	7,254,755
Electrolux AB, B Shares	222,543	2,710,566
Epiroc AB, A Shares	124,496	2,405,495
Epiroc AB, B Shares	90,886	1,502,478
Essity AB, B Shares	310,272	8,419,824
H & M Hennes & Mauritz AB, B Shares (b)	710,843	9,000,222
Hexagon AB, B Shares	324,794	3,617,439
Husqvarna AB, B Shares	278,986	2,485,797
Industrivarden AB, A Shares	76,771	2,121,608
Industrivarden AB, C Shares	48,466	1,336,596
Investor AB, A Shares	155,513	3,206,115
Investor AB, B Shares	615,793	11,963,222
Orron Energy AB	749,384	1,082,908
Sandvik AB	421,760	8,727,519
Securitas AB, B Shares	507,379	4,397,226
Skandinaviska Enskilda Banken AB, A Shares	566,313	7,116,518
Skanska AB, B Shares	342,921	6,267,451
SKF AB, B Shares	313,149	5,986,063
SSAB AB, A Shares	250,636	1,832,316
SSAB AB, B Shares	652,107	4,485,948
Svenska Cellulosa AB, S.C.A., B Shares	163,263	2,290,372
Svenska Handelsbanken AB, A Shares	680,797	7,252,800
Swedbank AB, A Shares	629,156	12,898,525
Tele2 AB, B Shares	255,609	2,361,331
Telefonaktiebolaget LM Ericsson, B Shares	1,210,243	6,742,527
Telia Co. AB	2,461,112	6,383,702
Trelleborg AB, B Shares	122,789	3,183,759
Volvo AB, A Shares	141,208	2,954,528
Volvo AB, B Shares (b)	1,138,061	22,895,230
		185,406,399

Switzerland 4.8%
ABB Ltd.	545,919	18,219,628
Accelleron Industries AG *	27,250	674,527
Adecco Group AG	270,998	9,674,679
Alcon, Inc.	85,625	5,861,510
Baloise Holding AG	22,201	3,707,075
Barry Callebaut AG	1,108	2,215,409
Chocoladefabriken Lindt & Spruengli AG	19	2,114,377
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	186	2,048,034
Cie Financiere Richemont S.A., Class A	123,669	18,703,740
Clariant AG *	113,972	1,854,439
Credit Suisse Group AG	2,031,856	6,182,826
DKSH Holding AG	28,377	2,317,695
Dufry AG *	54,900	2,453,733
Geberit AG	8,502	4,617,250
Georg Fischer AG	42,745	2,918,837
Givaudan S.A.	1,606	4,868,121
See financial notes
76Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings  as of February 28, 2023 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Holcim AG *	436,735	27,091,782
Julius Baer Group Ltd.	67,644	4,500,699
Kuehne & Nagel International AG	14,577	3,748,260
Logitech International S.A.	42,361	2,326,748
Lonza Group AG	8,345	4,993,199
Nestle S.A.	744,408	84,253,722
Novartis AG	591,510	50,034,583
Partners Group Holding AG	3,103	2,958,486
Roche Holding AG	209,635	60,793,591
Roche Holding AG, Bearer Shares	7,683	2,387,079
Schindler Holding AG	8,459	1,827,631
Schindler Holding AG, Participation Certificates	14,311	3,227,896
SGS S.A.	1,811	4,169,792
SIG Group AG *	89,315	2,170,814
Sika AG	20,054	5,646,573
Sonova Holding AG	8,252	2,035,596
Swiss Life Holding AG	12,826	7,748,286
Swiss Prime Site AG	27,792	2,357,390
Swiss Re AG	153,263	16,058,071
Swisscom AG	14,287	8,847,346
The Swatch Group AG	29,574	1,897,974
The Swatch Group AG, Bearer Shares	19,577	6,834,457
UBS Group AG	1,251,352	27,303,439
Zurich Insurance Group AG	59,856	28,508,635
		450,153,929

United Kingdom 15.7%
3i Group plc	287,747	5,667,829
abrdn plc	3,179,427	8,645,239
Admiral Group plc	80,749	2,151,670
Anglo American plc	621,309	21,696,844
Antofagasta plc	159,460	3,030,887
Ashtead Group plc	129,516	8,639,595
Associated British Foods plc	330,916	8,040,508
AstraZeneca plc	240,505	31,678,994
Aviva plc	2,381,713	12,871,584
B&M European Value Retail S.A.	452,860	2,696,316
BAE Systems plc	1,371,594	14,911,464
Balfour Beatty plc	719,462	3,177,467
Barclays plc	11,745,923	24,834,147
Barratt Developments plc	1,128,752	6,410,359
Bellway plc	144,979	3,891,250
Berkeley Group Holdings plc	88,225	4,481,728
BP plc	21,141,020	140,896,964
British American Tobacco plc	1,267,290	48,228,955
BT Group plc	10,801,452	18,222,480
Bunzl plc	135,319	4,855,739
Burberry Group plc	175,436	5,237,574
Centrica plc	8,478,852	10,793,560
Coca-Cola HBC AG *	111,844	2,880,040
Compass Group plc	689,273	16,021,784
CRH plc	488,645	23,115,901
Croda International plc	26,621	2,114,847
Currys plc	4,300,511	4,217,193
DCC plc	100,113	5,601,944
Diageo plc	429,272	18,340,138
Direct Line Insurance Group plc	1,579,228	3,448,096
Drax Group plc	257,255	1,982,351
DS Smith plc	1,173,414	4,791,660
Entain plc	136,251	2,242,525
Experian plc	166,835	5,665,502
Ferguson plc	94,267	13,632,146
FirstGroup plc	1,929,841	2,464,861
Flutter Entertainment plc *	20,248	3,268,839
Glencore plc	12,733,503	76,362,201
GSK plc	1,804,528	31,140,010
SECURITY	NUMBER OF SHARES	VALUE ($)
Haleon plc	2,170,275	8,459,050
Hays plc	1,995,657	2,848,512
HSBC Holdings plc	10,659,576	82,024,236
IMI plc	121,156	2,283,768
Imperial Brands plc	821,446	19,939,386
Inchcape plc	410,334	4,520,612
Informa plc	409,684	3,315,155
InterContinental Hotels Group plc	35,326	2,397,540
International Consolidated Airlines Group S.A. *	1,411,065	2,644,114
International Distributions Services plc	1,888,240	5,376,664
Intertek Group plc	58,022	2,931,997
ITV plc	3,589,912	3,841,974
J Sainsbury plc	3,189,701	10,356,837
John Wood Group plc *	1,492,725	3,532,107
Johnson Matthey plc	272,273	7,192,464
Kingfisher plc	3,076,764	10,697,862
Land Securities Group plc	247,871	2,063,984
Legal & General Group plc	3,260,480	10,101,136
Lloyds Banking Group plc	54,965,326	35,015,314
London Stock Exchange Group plc	26,586	2,392,088
M&G plc	4,357,512	11,305,223
Marks & Spencer Group plc *	3,660,597	7,090,719
Melrose Industries plc	2,140,349	3,882,931
Mondi plc	416,480	7,041,310
National Grid plc	1,838,669	23,328,306
NatWest Group plc	1,849,523	6,544,959
Next plc	48,707	4,034,529
Pearson plc	383,139	4,259,971
Pennon Group plc	176,430	1,762,158
Persimmon plc	387,958	6,822,118
Phoenix Group Holdings plc	316,289	2,425,384
Prudential plc	967,183	14,864,823
Reckitt Benckiser Group plc	167,991	11,718,652
RELX plc	386,767	11,720,028
Rentokil Initial plc	520,141	3,226,626
Rio Tinto plc	753,756	52,123,954
Severn Trent plc	93,883	3,126,770
Shell plc	8,240,801	252,061,841
Smith & Nephew plc	393,898	5,655,706
Smiths Group plc	180,961	3,863,481
Smurfit Kappa Group plc	165,468	6,196,013
Spectris plc	57,462	2,446,648
SSE plc	674,723	14,258,169
St. James's Place plc	139,204	2,159,676
Standard Chartered plc	1,322,749	12,558,063
Tate & Lyle plc	290,791	2,824,817
Taylor Wimpey plc	4,262,331	6,357,352
Tesco plc	8,386,975	25,891,899
The Sage Group plc	319,030	2,891,344
The Weir Group plc	101,125	2,324,887
Travis Perkins plc	267,697	3,253,835
TUI AG *(b)	141,473	2,790,397
Unilever plc	1,041,356	52,143,254
United Utilities Group plc	288,268	3,552,733
Vodafone Group plc	42,298,065	51,095,467
Whitbread plc	82,114	3,070,814
WPP plc	788,821	9,779,053
		1,470,739,901
Total Common Stocks (Cost $8,220,581,735)		9,212,469,545

See financial notes
Schwab Fundamental Index ETFs | Annual Report77

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings  as of February 28, 2023 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
PREFERRED STOCKS 1.1% OF NET ASSETS

Germany 0.6%
Bayerische Motoren Werke AG	67,708	6,444,442
FUCHS PETROLUB SE	75,674	3,046,378
Henkel AG & Co. KGaA	128,020	9,343,366
Volkswagen AG	265,960	36,429,670
		55,263,856

Italy 0.1%
Telecom Italia S.p.A. - RSP *	24,221,854	7,808,936

Republic of Korea 0.4%
Amorepacific Corp.	10,610	365,627
Hyundai Motor Co., Ltd.	27,482	1,914,861
Hyundai Motor Co., Ltd. 2nd	47,895	3,405,947
LG Chem Ltd.	4,438	986,036
LG Electronics, Inc.	35,372	1,269,730
LG H&H Co., Ltd.	883	190,847
Samsung Electronics Co., Ltd.	623,558	25,163,799
Samsung SDI Co., Ltd.	624	146,893
		33,443,740

Spain 0.0%
Grifols S.A., B Shares *	142,564	1,211,781
Total Preferred Stocks (Cost $100,300,142)		97,728,313

RIGHTS 0.0% OF NET ASSETS

Hong Kong 0.0%
Link REIT
expires 03/21/23, strike HKD 44.20 *(a)	86,958	81,978
Total Rights (Cost $0)		81,978

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.4% OF NET ASSETS

Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43% (c)	2,052,259	2,052,259
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43% (c)(d)	36,549,880	36,549,880
		38,602,139
Total Short-Term Investments (Cost $38,602,139)		38,602,139
Total Investments in Securities (Cost $8,359,484,016)		9,348,881,975

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 03/17/23	283	28,959,390	(659,503)

*	Non-income producing security.
(a)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(b)	All or a portion of this security is on loan. Securities on loan were valued at $35,038,206.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)
HKD —	Hong Kong Dollar
See financial notes
78Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings  as of February 28, 2023 (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$8,012,622,469	$—	$—	$8,012,622,469
Canada	625,317,358	—	46,544	625,363,902
Republic of Korea	508,686,619	—	2,267,322	510,953,941
Singapore	62,462,803	—	1,066,430	63,529,233
Preferred Stocks[1]	97,728,313	—	—	97,728,313
Rights[1]
Hong Kong	—	—	81,978	81,978
Short-Term Investments[1]	38,602,139	—	—	38,602,139
Liabilities
Futures Contracts[2]	(659,503)	—	—	(659,503)
Total	$9,344,760,198	$—	$3,462,274	$9,348,222,472

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
See financial notes
Schwab Fundamental Index ETFs | Annual Report79

Schwab Fundamental International Large Company Index ETF
Statement of Assets and Liabilities

As of February 28, 2023
Assets
Investments in securities, at value - unaffiliated (cost $8,359,484,016) including securities on loan of $35,038,206		$9,348,881,975
Foreign currency, at value (cost $2,307,465)		2,288,503
Deposit with broker for futures contracts		1,534,717
Receivables:
Fund shares sold		30,973,827
Dividends		23,251,221
Foreign tax reclaims		4,780,134
Investments sold		905,097
Income from securities on loan	+	72,660
Total assets		9,412,688,134

Liabilities
Collateral held for securities on loan		36,549,880
Payables:
Investments bought		31,511,167
Management fees		1,793,340
Variation margin on futures contracts		236,530
Due to custodian	+	944
Total liabilities		70,091,861
Net assets		$9,342,596,273

Net Assets by Source
Capital received from investors		$8,832,147,749
Total distributable earnings	+	510,448,524
Net assets		$9,342,596,273

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$9,342,596,273		301,600,000		$30.98

See financial notes
80Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental International Large Company Index ETF
Statement of Operations

For the period March 1, 2022 through February 28, 2023
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $28,917,569)		$290,194,544
Securities on loan, net	+	1,670,557
Total investment income		291,865,101

Expenses
Management fees		19,440,303
Proxy fees[1]		247,812
Professional fees	+	22,400[2]
Total expenses		19,710,515
Expense reduction	–	22,400[2]
Net expenses	–	19,688,115
Net investment income		272,176,986

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(194,151,959)
Net realized gains on sales of in-kind redemptions - unaffiliated		17,370,657
Net realized losses on futures contracts		(1,897,495)
Net realized losses on foreign currency transactions	+	(4,297,148)
Net realized losses		(182,975,945)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		(1,435,298)
Net change in unrealized appreciation (depreciation) on futures contracts		498,428
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(585,243)
Net change in unrealized appreciation (depreciation)	+	(1,522,113)
Net realized and unrealized losses		(184,498,058)
Increase in net assets resulting from operations		$87,678,928

[1]	Proxy fees are non-routine expenses (see financial note 2(e) for additional information).
[2]
Professional fees associated with the filing of tax claims in the European Union deemed to be non-contingent and non-routine expenses of the fund (see financial notes 2(d)
and 4 for additional information).

See financial notes
Schwab Fundamental Index ETFs | Annual Report81

Schwab Fundamental International Large Company Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	3/1/22-2/28/23		3/1/21-2/28/22
Net investment income		$272,176,986	$216,265,673
Net realized losses		(182,975,945)	(29,386,470)
Net change in unrealized appreciation (depreciation)	+	(1,522,113)	257,524,852
Increase in net assets resulting from operations		$87,678,928	$444,404,055

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($247,435,740)	($245,365,750)

TRANSACTIONS IN FUND SHARES
	3/1/22-2/28/23			3/1/21-2/28/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		73,900,000	$2,154,871,070	46,300,000	$1,538,419,912
Shares redeemed	+	(1,200,000)	(34,098,323)	(2,300,000)	(76,930,745)
Net transactions in fund shares		72,700,000	$2,120,772,747	44,000,000	$1,461,489,167

SHARES OUTSTANDING AND NET ASSETS
	3/1/22-2/28/23			3/1/21-2/28/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		228,900,000	$7,381,580,338	184,900,000	$5,721,052,866
Total increase	+	72,700,000	1,961,015,935	44,000,000	1,660,527,472
End of period		301,600,000	$9,342,596,273	228,900,000	$7,381,580,338
See financial notes
82Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental International Small Company Index ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	3/1/22– 2/28/23	3/1/21– 2/28/22	3/1/20– 2/28/21	3/1/19– 2/29/20	3/1/18– 2/28/19
Per-Share Data
Net asset value at beginning of period	$35.86	$36.11	$28.53	$31.23	$36.02
Income (loss) from investment operations:
Net investment income (loss)[1]	0.80	0.73	0.53	0.80	0.79
Net realized and unrealized gains (losses)	(3.32)	(0.01)	7.66	(2.60)	(4.82)
Total from investment operations	(2.52)	0.72	8.19	(1.80)	(4.03)
Less distributions:
Distributions from net investment income	(0.62)	(0.97)	(0.61)	(0.90)	(0.76)
Net asset value at end of period	$32.72	$35.86	$36.11	$28.53	$31.23
Total return	(6.91%)	1.86%	28.97%	(6.06%)	(11.06%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.39%[2]	0.39%	0.39%	0.39%	0.39%
Net investment income (loss)	2.53%	1.90%	1.78%	2.54%	2.38%
Portfolio turnover rate[3]	30%	28%	24%	31%	25%
Net assets, end of period (x 1,000,000)	$2,850	$2,686	$2,293	$1,900	$1,843

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab Fundamental Index ETFs | Annual Report83

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings  as of February 28, 2023

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.4% OF NET ASSETS

Australia 4.8%
29Metals Ltd.	492,030	530,881
Adbri Ltd.	1,090,615	1,257,630
ALS Ltd.	253,283	2,167,470
Ansell Ltd.	183,005	3,348,099
ARB Corp., Ltd.	28,992	625,038
ASX Ltd.	49,654	2,278,264
Austal Ltd.	713,058	870,340
Bank of Queensland Ltd.	637,673	3,035,905
Bapcor Ltd.	297,027	1,340,008
Beach Energy Ltd.	2,018,825	1,926,374
Bega Cheese Ltd.	437,202	1,028,947
Bendigo & Adelaide Bank Ltd.	574,230	3,787,130
Blackmores Ltd.	12,989	695,125
Boral Ltd. *	614,961	1,509,505
Breville Group Ltd.	67,624	964,032
carsales.com Ltd.	82,094	1,256,121
Challenger Ltd.	396,112	2,000,715
Champion Iron Ltd.	224,123	1,113,883
Charter Hall Group	121,022	1,086,245
Charter Hall Retail REIT	238,136	640,742
Cleanaway Waste Management Ltd.	880,635	1,579,658
Cochlear Ltd.	15,925	2,386,427
Collins Foods Ltd.	101,226	567,255
Coronado Global Resources, Inc.	726,900	928,901
Costa Group Holdings Ltd.	465,416	819,157
Credit Corp. Group Ltd.	35,568	487,381
Cromwell Property Group	1,197,935	537,205
CSR Ltd.	914,509	3,139,000
Dexus	523,223	2,974,404
Domino's Pizza Enterprises Ltd.	21,346	719,158
Eagers Automotive Ltd.	222,203	2,051,346
Eclipx Group Ltd. *	728,870	1,071,500
Elders Ltd.	145,081	911,826
Endeavour Group Ltd.	511,312	2,355,007
Event Hospitality & Entertainment Ltd.	104,194	919,746
Evolution Mining Ltd.	1,755,679	3,220,324
Flight Centre Travel Group Ltd. *	142,608	1,807,953
G.U.D. Holdings Ltd.	87,590	607,202
G8 Education Ltd.	1,479,683	1,217,346
GrainCorp Ltd., Class A	392,987	2,085,635
GWA Group Ltd.	489,247	579,016
Harvey Norman Holdings Ltd.	842,045	2,186,158
Healius Ltd.	549,921	1,019,808
Helia Group Ltd.	673,054	1,565,866
Humm Group Ltd.	1,321,498	450,032
IGO Ltd.	136,254	1,206,423
Iluka Resources Ltd.	134,837	947,463
Inghams Group Ltd.	284,577	621,771
Insignia Financial Ltd.	740,893	1,638,758
InvoCare Ltd.	83,075	532,206
IRESS Ltd.	142,526	894,807
Link Administration Holdings Ltd.	558,160	861,945
Magellan Financial Group Ltd. (a)	155,810	899,404
SECURITY	NUMBER OF SHARES	VALUE ($)
McMillan Shakespeare Ltd.	88,109	851,436
Mineral Resources Ltd.	56,148	3,126,004
Monadelphous Group Ltd.	179,253	1,450,552
Myer Holdings Ltd.	2,478,515	1,554,390
nib Holdings Ltd.	418,087	2,142,722
Nine Entertainment Co. Holdings Ltd.	1,126,298	1,477,265
Northern Star Resources Ltd.	434,032	3,035,191
NRW Holdings Ltd.	1,082,079	1,846,141
Nufarm Ltd.	461,123	1,806,668
oOh!media Ltd.	725,791	778,205
OZ Minerals Ltd.	152,439	2,883,463
Pact Group Holdings Ltd.	518,954	444,445
Perenti Ltd. *	2,725,773	1,948,413
Perpetual Ltd.	145,986	2,401,090
Perseus Mining Ltd.	470,663	623,675
Platinum Asset Management Ltd.	863,455	1,094,670
Premier Investments Ltd.	58,387	1,076,466
Qube Holdings Ltd.	983,099	2,134,709
Ramelius Resources Ltd.	822,651	496,506
REA Group Ltd.	9,684	802,391
Reece Ltd.	133,858	1,493,019
Region RE Ltd.	474,055	815,182
Regis Resources Ltd.	1,341,864	1,574,502
Reliance Worldwide Corp., Ltd.	558,947	1,356,934
Sandfire Resources Ltd.	427,064	1,693,385
SEEK Ltd.	148,113	2,415,099
Service Stream Ltd.	1,150,221	542,956
Seven Group Holdings Ltd.	99,160	1,636,942
Sierra Rutile Holdings Ltd. *	148,783	24,581
Silver Lake Resources Ltd. *	549,232	372,227
Southern Cross Media Group Ltd.	869,287	621,376
St. Barbara Ltd. *	2,437,721	895,913
Steadfast Group Ltd.	255,815	1,005,727
Super Retail Group Ltd.	258,468	2,262,387
The GPT Group	911,515	2,895,144
The Star Entertainment Grp Ltd. *	1,562,771	1,554,436
United Malt Grp Ltd.	426,409	1,026,550
Washington H Soul Pattinson & Co., Ltd.	88,126	1,732,914
Waypoint REIT Ltd.	305,107	561,695
Webjet Ltd. *	144,897	672,254
Whitehaven Coal Ltd.	982,027	4,787,924
		137,168,091

Austria 0.7%
ANDRITZ AG	78,434	4,861,830
AT&S Austria Technologie & Systemtechnik AG	22,393	743,306
CA Immobilien Anlagen AG	18,771	537,480
EVN AG	47,296	1,040,767
IMMOFINANZ AG *	42,010	548,430
Lenzing AG (a)	22,074	1,680,801
Mayr Melnhof Karton AG	12,417	2,093,749
Oesterreichische Post AG (a)	52,140	1,846,836
S IMMO AG	11,857	190,376
Strabag SE	48,235	1,915,689
UNIQA Insurance Group AG	156,833	1,340,551
See financial notes
84Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings  as of February 28, 2023 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Verbund AG	18,075	1,573,738
Vienna Insurance Group AG Wiener Versicherung Gruppe	61,619	1,728,427
		20,101,980

Belgium 1.3%
Ackermans & van Haaren N.V.	22,158	3,766,821
Aedifica S.A.	5,811	493,622
AGFA-Gevaert N.V. *	325,364	966,136
Barco N.V.	64,713	1,850,216
Bekaert S.A.	78,978	3,502,685
bpost S.A.	416,583	2,231,022
Cie d'Entreprises CFE *	9,946	100,520
Cofinimmo S.A.	13,820	1,281,677
Deme Group NV *	10,192	1,286,658
D'ieteren Group	15,441	3,004,847
Elia Group S.A./N.V.	15,650	2,071,285
Euronav N.V.	213,277	3,912,920
Fagron	40,084	649,964
KBC Ancora	19,117	993,406
Melexis N.V.	12,450	1,352,011
Ontex Group N.V. *	386,184	3,069,565
Recticel S.A.	45,994	836,032
Sofina S.A.	7,786	1,951,968
Telenet Group Holding N.V.	160,787	2,496,335
Tessenderlo Group S.A. *	42,948	1,446,097
Warehouses De Pauw CVA	26,935	827,230
		38,091,017

Canada 7.4%
ADENTRA, Inc.	26,139	623,980
Aecon Group, Inc.	186,837	1,391,551
Ag Growth International, Inc.	22,997	929,035
Air Canada *	242,329	3,581,226
Alamos Gold, Inc., Class A	234,047	2,391,269
Allied Properties Real Estate Investment Trust	71,110	1,494,853
Altus Group Ltd.	18,347	822,041
ARC Resources Ltd.	278,235	3,036,889
Aritzia, Inc. *	15,886	484,707
Artis Real Estate Investment Trust	145,215	969,558
ATS Corp. *	27,899	1,128,091
AutoCanada, Inc. *	49,305	1,057,118
B2Gold Corp.	958,544	3,280,925
Badger Infrastructure Solutions Ltd.	35,075	784,740
Birchcliff Energy Ltd.	163,155	1,005,450
BlackBerry Ltd. *	154,329	600,789
Boardwalk Real Estate Investment Trust	24,909	1,080,009
Bombardier, Inc., Class B *	91,043	4,553,320
Boralex, Inc., Class A	30,228	807,072
Boyd Group Services, Inc.	11,524	1,827,317
Brookfield Infrastructure Corp., Class A	24,034	1,040,129
Brookfield Renewable Corp., Class A	25,450	710,346
BRP, Inc.	22,442	1,948,891
CAE, Inc. *	153,232	3,463,182
Cameco Corp.	133,881	3,667,973
Canaccord Genuity Group, Inc.	132,867	1,125,239
Canadian Apartment Properties REIT	74,195	2,693,244
Canadian Western Bank	82,696	1,687,388
Canfor Corp. *	113,254	1,936,577
Capital Power Corp.	93,837	2,927,215
Cargojet, Inc.	5,059	449,920
Cascades, Inc.	414,440	3,266,327
Celestica, Inc. *	354,101	4,585,406
Centerra Gold, Inc.	392,681	2,486,254
Chartwell Retirement Residences	189,470	1,281,735
SECURITY	NUMBER OF SHARES	VALUE ($)
Chemtrade Logistics Income Fund	253,745	1,710,955
Choice Properties Real Estate Investment Trust	116,419	1,265,563
Chorus Aviation, Inc. *	575,434	1,327,161
Cineplex, Inc. *(a)	135,812	819,989
Cogeco Communications, Inc.	15,031	773,383
Cogeco, Inc.	33,726	1,498,713
Colliers International Group, Inc.	11,566	1,344,560
Crombie Real Estate Investment Trust	61,728	732,239
Doman Building Materials Group Ltd.	168,348	913,799
Dream Industrial Real Estate Investment Trust	61,547	666,803
Dream Office Real Estate Investment Trust	73,515	880,161
Dundee Precious Metals, Inc.	134,140	863,099
ECN Capital Corp.	162,901	348,189
Eldorado Gold Corp. *	150,936	1,413,518
Element Fleet Management Corp.	206,718	2,959,296
Enerflex Ltd.	377,201	2,507,378
Enerplus Corp.	132,226	2,102,679
Enghouse Systems Ltd.	23,164	731,611
EQB, Inc.	13,239	631,878
Exchange Income Corp.	42,340	1,578,284
Extendicare, Inc.	115,183	552,459
Fiera Capital Corp.	81,712	520,359
First Capital Real Estate Investment Trust	194,748	2,551,915
FirstService Corp.	10,110	1,389,090
Fortuna Silver Mines, Inc. *	218,842	712,086
Gibson Energy, Inc.	193,944	3,266,470
goeasy Ltd.	6,054	559,132
Granite Real Estate Investment Trust	14,899	900,211
H&R Real Estate Investment Trust	336,178	3,237,206
Home Capital Group, Inc.	59,799	1,841,692
Hudbay Minerals, Inc.	396,239	1,970,354
IAMGOLD Corp. *	1,310,594	2,974,575
IGM Financial, Inc.	87,132	2,657,256
Innergex Renewable Energy, Inc.	64,175	685,376
Interfor Corp. *	97,508	1,645,127
Killam Apartment Real Estate Investment Trust	56,148	757,603
Labrador Iron Ore Royalty Corp.	24,500	653,777
Laurentian Bank of Canada	54,804	1,388,365
Maple Leaf Foods, Inc.	115,774	2,353,832
Martinrea International, Inc.	369,471	3,793,900
MEG Energy Corp. *	202,288	3,203,444
Mullen Group Ltd.	140,527	1,469,833
NFI Group, Inc. (a)	209,589	1,405,522
Northland Power, Inc.	123,420	3,005,159
NorthWest Healthcare Properties Real Estate Investment Trust	106,726	747,854
NuVista Energy Ltd. *	107,033	943,403
Obsidian Energy Ltd. *	65,738	465,470
OceanaGold Corp. *	1,107,363	2,261,169
Pan American Silver Corp.	143,175	2,139,028
Parex Resources, Inc.	159,988	2,613,488
Pason Systems, Inc.	62,951	672,766
Peyto Exploration & Development Corp.	187,941	1,637,211
PrairieSky Royalty Ltd.	64,407	1,013,803
Precision Drilling Corp. *	26,615	1,520,913
Premium Brands Holdings Corp.	27,943	2,055,933
Primo Water Corp.	148,208	2,303,486
Richelieu Hardware Ltd.	43,792	1,324,262
Ritchie Bros. Auctioneers, Inc.	38,972	2,389,645
Russel Metals, Inc.	137,850	3,601,546
Secure Energy Services, Inc.	312,199	1,967,511
ShawCor Ltd. *	201,594	2,073,022
See financial notes
Schwab Fundamental Index ETFs | Annual Report85

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings  as of February 28, 2023 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Shopify, Inc., Class A *	41,581	1,715,833
Sienna Senior Living, Inc.	79,032	655,383
Silvercorp Metals, Inc.	197,023	607,805
Sleep Country Canada Holdings, Inc.	39,011	745,004
SmartCentres Real Estate Investment Trust	96,379	1,959,507
SSR Mining, Inc.	87,867	1,204,948
Stantec, Inc.	69,293	4,034,054
Stelco Holdings, Inc.	30,097	1,233,547
Stella-Jones, Inc.	84,958	3,081,440
Superior Plus Corp.	248,615	2,030,628
The Descartes Systems Group, Inc. *	11,947	883,136
The North West Co., Inc.	62,137	1,614,754
TMX Group Ltd.	18,823	1,881,263
Torex Gold Resources, Inc. *	167,032	2,061,139
Toromont Industries Ltd.	42,861	3,542,970
TransAlta Corp.	317,001	2,575,218
TransAlta Renewables, Inc.	51,334	431,727
Transcontinental, Inc., Class A	207,317	2,375,515
Trican Well Service Ltd. *	254,564	641,342
Tricon Residential, Inc.	65,454	530,767
Uni-Select, Inc. *	52,752	1,835,829
Vermilion Energy, Inc.	167,120	2,243,897
Wajax Corp.	54,037	964,486
Western Forest Products, Inc.	1,071,003	983,329
Westshore Terminals Investment Corp.	35,404	651,676
Whitecap Resources, Inc.	96,586	742,069
Winpak Ltd.	32,071	955,687
Yamana Gold, Inc.	760,492	3,898,956
		209,496,186

Denmark 1.7%
Alm Brand A/S	563,913	1,053,420
Chr. Hansen Holding A/S	41,112	2,858,157
D/S Norden A/S	41,860	2,960,858
Demant A/S *	50,031	1,503,496
Dfds A/S	48,408	1,981,017
FLSmidth & Co. A/S	103,967	4,108,015
Genmab A/S *	6,474	2,442,740
GN Store Nord A/S	85,008	1,845,999
H. Lundbeck A/S	367,513	1,558,448
H. Lundbeck A/S, Class A *	84,328	323,229
Jyske Bank A/S *	52,023	4,373,550
Matas A/S	59,712	695,988
NKT A/S *	24,054	1,120,098
Per Aarsleff Holding A/S	49,046	2,131,523
Ringkjoebing Landbobank A/S	7,506	1,189,324
Rockwool A/S, Class B	8,017	1,830,613
Royal Unibrew A/S	31,688	2,213,825
Scandinavian Tobacco Group A/S, Class A	83,846	1,461,152
Schouw & Co. A/S	24,598	1,962,793
SimCorp A/S	18,936	1,364,212
Solar A/S, B Shares	10,524	919,238
Spar Nord Bank A/S	61,528	1,139,732
Sydbank A/S	67,242	3,435,877
Topdanmark A/S	24,824	1,331,398
Tryg A/S	116,955	2,598,907
		48,403,609

Finland 1.3%
Aktia Bank Oyj	66,037	729,736
Cargotec Oyj, B Shares	77,857	3,978,097
Finnair Oyj *(a)	1,939,103	1,164,962
Kamux Corp. (a)	76,896	413,042
Kemira Oyj	179,759	3,456,204
SECURITY	NUMBER OF SHARES	VALUE ($)
Kojamo Oyj	78,331	1,041,699
Konecranes Oyj	116,381	3,977,895
Metsa Board Oyj, B Shares	186,083	1,633,984
Metso Outotec Oyj	192,689	2,059,816
Orion Oyj, B Shares	72,045	3,403,787
Sanoma Oyj	86,392	807,161
Terveystalo Oyj	85,944	660,791
TietoEVRY Oyj	103,411	3,296,603
Tokmanni Group Corp.	66,843	954,139
Uponor Oyj	78,322	1,463,526
Valmet Oyj	167,349	5,549,602
YIT Oyj	480,590	1,372,021
		35,963,065

France 4.3%
Accor S.A. *	111,652	3,727,452
Aeroports de Paris *	18,525	2,700,311
Altarea S.C.A.	4,401	594,609
Alten S.A.	22,741	3,569,293
Amundi S.A.	53,378	3,532,302
Beneteau S.A.	63,608	1,138,663
BioMerieux	19,994	1,966,426
Carmila S.A. *	36,084	541,097
CGG S.A. *	3,062,125	2,670,000
Cie Plastic Omnium S.A.	170,103	3,081,135
Coface S.A.	113,267	1,676,871
Covivio	42,147	2,713,103
Dassault Aviation S.A.	12,768	2,203,035
Derichebourg S.A.	197,450	1,278,362
Elior Group S.A. *	967,513	3,706,085
Eramet S.A.	8,935	964,613
Eurazeo SE	53,135	3,595,110
Eurofins Scientific SE	43,175	3,021,949
Euronext N.V.	28,778	2,110,089
Fnac Darty S.A.	69,700	2,666,921
Gaztransport Et Technigaz S.A.	9,734	1,021,452
Gecina S.A. (a)	29,773	3,444,754
Getlink SE	177,555	2,998,632
ICADE (a)	48,916	2,458,896
Imerys S.A.	87,291	3,893,585
Ipsen S.A.	19,633	2,250,729
IPSOS	49,298	3,037,500
JCDecaux SE *	112,092	2,572,425
Kaufman & Broad S.A.	43,442	1,336,038
Korian S.A.	183,415	1,504,548
La Francaise des Jeux SAEM	40,123	1,590,962
Lagardere S.A.	72,303	1,643,963
Maisons du Monde S.A.	110,310	1,320,747
Mercialys S.A.	131,294	1,467,562
Mersen S.A.	25,697	1,216,788
Metropole Television S.A.	145,606	2,183,431
Nexans S.A.	31,676	3,066,987
Nexity S.A.	122,811	3,274,262
Orpea S.A. *(a)	224,378	610,825
Quadient S.A.	120,286	2,094,590
Remy Cointreau S.A.	7,497	1,322,975
Rothschild & Co.	32,912	1,654,411
Sartorius Stedim Biotech	2,613	855,435
SMCP S.A. *	115,971	909,491
Societe BIC S.A.	50,369	3,269,081
SOITEC *	3,524	527,693
Sopra Steria Group S.A.	18,786	3,727,511
SPIE S.A.	151,971	4,187,075
Technicolor Creative Studios S.A. *	602,007	122,642
Technicolor S.A. *	859,231	208,304
Television Francaise 1	286,455	2,295,101
Trigano S.A.	11,198	1,508,187
See financial notes
86Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings  as of February 28, 2023 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
UbiSoft Entertainment S.A. *	92,543	2,049,203
Verallia S.A.	74,752	3,028,287
Vicat S.A.	59,177	1,863,890
Virbac S.A.	2,238	671,672
Worldline S.A. *	68,237	2,859,880
		121,506,940

Germany 4.3%
1&1 AG	108,547	1,305,394
Aareal Bank AG *	612	21,392
Aareal Bank AG, Tender Shares *	89,773	3,084,620
ADLER Group S.A. *(a)	298,980	320,239
ADVA Optical Networking SE *	27,473	674,770
Aroundtown S.A.	752,586	1,956,985
Bechtle AG	76,478	3,238,521
Befesa S.A.	22,781	1,194,917
Bilfinger SE	68,512	2,734,810
Borussia Dortmund GmbH & Co. KGaA *(a)	158,132	716,075
CANCOM SE	46,522	1,636,989
Carl Zeiss Meditec AG, Class B	9,286	1,243,778
CECONOMY AG *(a)	1,120,512	2,958,876
Cewe Stiftung & Co. KGaA	8,751	877,930
CompuGroup Medical SE & Co. KgaA	14,025	669,308
CTS Eventim AG & Co., KGaA *	18,396	1,213,458
Deutsche Euroshop AG (a)	23,599	539,577
Deutsche Pfandbriefbank AG	206,322	2,049,105
Deutsche Wohnen SE	29,782	677,473
Deutz AG	457,884	2,826,112
DIC Asset AG	47,775	437,243
Duerr AG	87,304	3,305,318
DWS Group GmbH & Co. KGaA	48,605	1,587,605
ElringKlinger AG	121,151	1,126,776
Encavis AG	30,920	608,103
Evotec SE *	26,099	470,664
Fielmann AG	23,356	832,735
Fraport AG Frankfurt Airport Services Worldwide *	47,429	2,578,300
Gerresheimer AG	37,642	3,319,295
Global Fashion Group S.A. *	349,188	394,384
Grand City Properties S.A.	101,198	1,037,253
GRENKE AG (a)	33,664	1,053,170
Hamburger Hafen und Logistik AG	52,872	702,006
Heidelberger Druckmaschinen AG *	341,184	616,189
Hella GmbH & Co. KGaA	26,888	2,308,268
HelloFresh SE *	44,431	1,002,223
HOCHTIEF AG	54,126	3,701,194
Hornbach Holding AG & Co. KGaA	26,309	2,192,996
Hugo Boss AG	59,446	4,081,372
Jenoptik AG	47,628	1,660,753
JOST Werke AG	19,788	1,131,101
Kloeckner & Co. SE	374,577	4,071,701
Kontron AG (a)	47,120	946,946
Krones AG	20,502	2,504,722
LEG Immobilien SE	36,721	2,678,475
Leoni AG *(a)	175,987	557,663
Nemetschek SE	8,783	499,996
Nordex SE *	102,046	1,539,968
Norma Group SE	80,526	2,177,645
PATRIZIA SE	47,917	558,976
Puma SE	57,709	3,696,506
QIAGEN N.V. *	55,747	2,575,255
Rational AG	1,245	829,163
RTL Group S.A.	80,737	3,912,908
SAF-Holland SE	129,273	1,619,081
Sartorius AG	157	54,029
Scout24 SE	36,807	2,026,637
SECURITY	NUMBER OF SHARES	VALUE ($)
Siltronic AG	25,991	1,904,636
Sixt SE	14,733	2,001,480
Software AG	56,366	1,120,803
Stabilus SE	28,545	1,937,407
Stroeer SE & Co. KGaA	25,414	1,431,128
Suedzucker AG	165,014	2,810,459
Synlab AG	43,564	323,167
TAG Immobilien AG	183,215	1,464,047
Takkt AG	81,559	1,224,746
Talanx AG	81,606	3,908,291
Vantage Towers AG	25,135	906,293
Vitesco Technologies Group AG, Class A *	75,506	5,264,875
Wacker Chemie AG	13,130	2,066,377
Wacker Neuson SE	52,323	1,114,210
		121,814,867

Hong Kong 3.3%
Asia Cement China Holdings Corp.	2,204,063	1,111,929
ASMPT Ltd.	374,343	3,190,464
BOC Aviation Ltd.	183,134	1,322,848
Brightoil Petroleum Holdings Ltd. *(b)	2,380,161	0
Budweiser Brewing Co. APAC Ltd.	758,091	2,269,589
Cathay Pacific Airways Ltd. *	1,576,121	1,550,118
Chow Sang Sang Holdings International Ltd.	985,361	1,267,870
Chow Tai Fook Jewellery Group Ltd.	1,284,961	2,488,236
CITIC Telecom International Holdings Ltd.	3,008,322	1,096,095
CK Infrastructure Holdings Ltd.	171,465	904,344
Cowell e Holdings, Inc. *(a)	866,755	1,548,112
DFI Retail Group Holdings Ltd.	738,555	2,378,147
FIT Hon Teng Ltd. *	4,435,688	1,181,042
Fortune Real Estate Investment Trust	1,233,213	1,044,763
Haitong International Securities Group Ltd. *(a)	8,754,587	881,091
Hang Lung Properties Ltd.	1,771,588	3,417,013
HKBN Ltd. (b)	969,914	690,722
Huabao International Holdings Ltd. (a)	1,247,103	624,386
Hysan Development Co., Ltd.	516,775	1,636,010
IGG, Inc. *	4,416,180	1,614,681
Jinchuan Group International Resources Co., Ltd.	12,228,964	950,337
JS Global Lifestyle Co., Ltd.	716,756	680,277
Kerry Logistics Network Ltd.	493,077	814,100
Kerry Properties Ltd.	1,602,309	4,009,090
L'Occitane International S.A.	288,884	688,949
Luk Fook Holdings International Ltd.	828,995	2,645,560
Man Wah Holdings Ltd.	1,404,336	1,434,840
Melco International Development Ltd. *	3,709,553	4,574,619
MGM China Holdings Ltd. *	1,004,069	1,222,868
MMG Ltd. *	5,768,809	1,624,189
NagaCorp Ltd. *	1,913,339	1,511,268
Nexteer Automotive Group Ltd.	2,598,013	1,648,271
NWS Holdings Ltd.	3,011,243	2,650,830
Orient Overseas International Ltd.	93,892	1,507,152
Pacific Basin Shipping Ltd.	3,950,194	1,434,238
Power Assets Holdings Ltd.	104,904	561,306
Powerlong Real Estate Holdings Ltd. (a)	12,905,801	2,679,974
Prada S.p.A.	242,835	1,642,721
Samsonite International S.A. *	1,064,914	2,984,662
Singamas Container Holdings Ltd.	7,323,288	634,414
Sino Land Co., Ltd.	2,544,518	3,261,081
SITC International Holdings Co., Ltd.	620,433	1,296,274
SJM Holdings Ltd. *(a)	4,152,549	2,089,632
Sun Hung Kai & Co., Ltd.	1,650,197	668,530
See financial notes
Schwab Fundamental Index ETFs | Annual Report87

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings  as of February 28, 2023 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Super Hi International Holding Ltd. *	35,320	78,744
Swire Properties Ltd.	816,127	2,147,019
Texhong Textile Group Ltd.	1,106,978	947,690
The Bank of East Asia Ltd.	2,380,813	3,360,648
Truly International Holdings Ltd.	5,250,353	735,765
United Energy Group Ltd.	6,715,620	615,994
Value Partners Group Ltd.	2,216,746	796,385
Vitasoy International Holdings Ltd.	729,592	1,494,597
VSTECS Holdings Ltd.	2,263,586	1,306,331
VTech Holdings Ltd.	389,855	2,140,614
Wynn Macau Ltd. *	2,768,489	2,860,366
Xinyi Glass Holdings Ltd.	1,587,076	2,964,079
		92,880,874

Ireland 0.3%
AIB Group plc	974,246	4,180,280
Dalata Hotel Group plc *	199,180	908,291
Glanbia plc	263,176	3,268,241
Irish Continental Group plc	158,524	722,894
		9,079,706

Israel 1.0%
Alony Hetz Properties & Investments Ltd.	40,834	355,579
Azrieli Group Ltd.	9,905	555,851
Bezeq The Israeli Telecommunication Corp., Ltd.	1,973,546	2,732,602
Cellcom Israel Ltd. *	137,058	551,534
Clal Insurance Enterprises Holdings Ltd. *	30,053	431,503
Delek Automotive Systems Ltd.	52,159	526,873
Delek Group Ltd. *	11,327	1,065,695
Elbit Systems Ltd.	11,629	1,971,805
FIBI Holdings Ltd.	21,540	791,313
Formula Systems 1985 Ltd.	6,746	461,675
G City Ltd.	157,899	549,381
Harel Insurance Investments & Financial Services Ltd.	112,246	944,858
Isracard Ltd.	215,623	764,981
Israel Corp., Ltd.	5,572	1,902,076
Mivne Real Estate KD Ltd.	172,370	445,671
Mizrahi Tefahot Bank Ltd.	59,696	1,776,336
Nice Ltd. *	14,134	2,925,076
Oil Refineries Ltd.	5,831,700	1,762,441
Partner Communications Co., Ltd. *	93,808	523,866
Paz Oil Co., Ltd. *	19,243	2,038,610
Shikun & Binui Ltd. *	165,413	377,376
Shufersal Ltd.	160,303	827,625
Strauss Group Ltd.	28,144	641,002
The First International Bank of Israel Ltd.	28,229	1,000,727
The Phoenix Holdings Ltd.	89,503	854,848
Tower Semiconductor Ltd. *	63,351	2,590,922
		29,370,226

Italy 2.9%
ACEA S.p.A.	53,429	797,794
Amplifon S.p.A.	37,000	1,074,351
Anima Holding S.p.A.	476,076	2,064,954
Autogrill S.p.A. *	239,964	1,709,101
Azimut Holding S.p.A.	123,762	2,949,180
Banca Generali S.p.A.	45,115	1,564,036
Banca IFIS S.p.A.	61,135	1,007,516
Banca Mediolanum S.p.A.	231,362	2,251,419
SECURITY	NUMBER OF SHARES	VALUE ($)
Banca Monte dei Paschi di Siena S.p.A. *(a)	1,000,369	2,677,160
Banca Popolare di Sondrio S.p.A.	502,703	2,561,093
BFF Bank S.p.A.	151,315	1,506,810
BPER Banca	1,924,955	5,485,284
Brembo S.p.A.	185,826	2,940,263
Buzzi Unicem S.p.A.	160,122	3,693,356
Cementir Holding N.V.	93,036	799,184
Credito Emiliano S.p.A.	88,759	766,210
Danieli & C Officine Meccaniche S.p.A. (a)	10,497	284,981
Davide Campari-Milano N.V.	157,800	1,773,041
De'Longhi S.p.A.	81,281	2,034,286
DiaSorin S.p.A.	8,513	1,030,551
Enav S.p.A.	284,754	1,261,680
ERG S.p.A.	51,456	1,487,554
Esprinet S.p.A.	146,746	1,125,163
Fincantieri S.p.A. *(a)	1,090,524	693,322
FinecoBank Banca Fineco S.p.A.	193,624	3,357,282
Infrastrutture Wireless Italiane S.p.A.	87,418	966,005
Interpump Group S.p.A.	48,863	2,692,009
Iren S.p.A.	1,515,675	2,637,701
Italgas S.p.A.	580,818	3,316,933
Maire Tecnimont S.p.A. (a)	271,815	1,101,153
MARR S.p.A.	56,426	692,945
MFE-MediaForEurope N.V., Class A	2,439,124	1,076,064
MFE-MediaForEurope N.V., Class B	1,399,455	1,016,624
Moncler S.p.A.	70,466	4,319,349
Nexi S.p.A. *	73,885	599,573
OVS S.p.A.	612,094	1,670,850
Piaggio & C S.p.A.	330,545	1,402,173
Recordati Industria Chimica e Farmaceutica S.p.A.	52,857	2,250,043
Reply S.p.A.	7,977	962,704
Salvatore Ferragamo S.p.A.	57,160	1,091,128
Saras S.p.A. *	3,492,328	5,303,577
SOL S.p.A.	36,147	929,597
Technogym S.p.A.	101,606	906,204
Unieuro S.p.A.	71,276	847,344
UnipolSai Assicurazioni S.p.A.	620,905	1,584,279
Webuild S.p.A. (a)	689,167	1,256,352
		83,518,178

Japan 34.4%
ABC-Mart, Inc.	39,731	1,957,163
Acom Co., Ltd.	581,530	1,430,184
Activia Properties, Inc.	336	968,175
Adastria Co., Ltd. (a)	92,199	1,466,764
ADEKA Corp.	196,124	3,181,985
Advance Residence Investment Corp.	516	1,267,129
Aeon Delight Co., Ltd.	52,486	1,144,778
AEON Financial Service Co., Ltd.	247,114	2,345,692
Aeon Hokkaido Corp. (a)	79,483	497,735
Aeon Mall Co., Ltd. (a)	215,291	2,810,171
AEON REIT Investment Corp.	1,006	1,098,945
Ahresty Corp.	375,978	1,622,986
Ai Holdings Corp.	43,175	716,334
Aica Kogyo Co., Ltd.	98,150	2,230,109
Aichi Steel Corp.	101,612	1,812,702
Aida Engineering Ltd.	132,778	781,764
Aiful Corp.	303,481	828,800
Ain Holdings, Inc.	49,898	2,073,360
Aisan Industry Co., Ltd.	189,572	1,291,508
Akebono Brake Industry Co., Ltd. *	447,750	476,627
Alconix Corp.	86,944	868,068
Alpen Co., Ltd.	56,355	814,617
Amano Corp.	118,203	2,184,172
See financial notes
88Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings  as of February 28, 2023 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Anritsu Corp.	154,327	1,409,410
AOKI Holdings, Inc.	211,947	1,277,455
Aoyama Trading Co., Ltd.	369,937	2,626,209
Aozora Bank Ltd.	160,787	3,112,692
Arata Corp.	101,525	3,011,129
Arcland Sakamoto Co., Ltd.	64,058	677,661
Arcs Co., Ltd. (a)	220,532	3,509,991
Ariake Japan Co., Ltd.	18,791	658,026
As One Corp.	14,931	622,605
Asahi Diamond Industrial Co., Ltd.	122,073	747,413
Asahi Holdings, Inc.	92,848	1,357,804
Asahi Intecc Co., Ltd.	54,493	928,119
Asanuma Corp.	43,236	1,064,910
Asics Corp.	170,984	4,330,616
ASKUL Corp.	75,312	952,078
Autobacs Seven Co., Ltd.	189,300	2,022,035
Avex, Inc.	96,309	1,139,743
Axial Retailing, Inc.	65,570	1,670,359
Azbil Corp.	124,151	3,226,477
BayCurrent Consulting, Inc.	16,406	644,364
Belc Co., Ltd.	25,937	1,022,514
Bell System24 Holdings, Inc.	51,136	542,462
Belluna Co., Ltd.	169,476	863,461
Benesse Holdings, Inc.	158,863	2,350,027
BIPROGY, Inc.	106,671	2,364,985
BML, Inc.	33,489	778,128
Bunka Shutter Co., Ltd.	153,062	1,254,026
Calbee, Inc.	124,436	2,467,435
Canon Electronics, Inc.	61,923	803,274
Canon Marketing Japan, Inc.	126,261	2,790,042
Capcom Co., Ltd.	54,530	1,715,384
Cawachi Ltd.	73,599	1,261,095
Central Glass Co., Ltd.	103,484	2,541,232
Chudenko Corp.	76,062	1,204,462
Chugin Financial Group, Inc.	205,667	1,441,926
Chugoku Marine Paints Ltd.	117,118	963,839
Citizen Watch Co., Ltd.	747,016	4,524,378
CKD Corp.	92,566	1,429,790
CMK Corp.	159,884	579,838
Colowide Co., Ltd.	47,058	663,991
Comforia Residential REIT, Inc.	257	591,488
Cosmos Pharmaceutical Corp.	24,173	2,214,727
Create SD Holdings Co., Ltd.	44,461	1,101,610
Credit Saison Co., Ltd.	294,416	4,011,571
CyberAgent, Inc.	275,083	2,354,710
Daihen Corp.	42,338	1,328,745
Daiho Corp.	39,259	1,108,181
Daiichikosho Co., Ltd.	72,730	2,311,940
Daiken Corp.	58,183	945,690
Daiki Aluminium Industry Co., Ltd.	88,912	945,157
Daikokutenbussan Co., Ltd.	17,985	674,693
Daio Paper Corp.	210,013	1,666,660
Daiseki Co., Ltd.	29,917	899,388
Daishi Hokuetsu Financial Group, Inc.	56,699	1,352,801
Daito Pharmaceutical Co., Ltd.	30,517	551,575
Daiwa House REIT Investment Corp.	682	1,407,409
Daiwa Office Investment Corp.	144	646,977
Daiwa Securities Living Investments Corp.	754	627,157
DCM Holdings Co., Ltd.	329,659	2,775,897
Dena Co., Ltd.	115,633	1,484,727
Descente Ltd.	36,295	1,060,486
Dexerials Corp.	31,094	609,485
Disco Corp.	13,113	4,110,598
DMG Mori Co., Ltd.	163,779	2,631,959
Doshisha Co., Ltd.	84,530	1,136,251
Doutor Nichires Holdings Co., Ltd. (a)	93,684	1,284,058
DTS Corp.	48,866	1,135,417
SECURITY	NUMBER OF SHARES	VALUE ($)
Duskin Co., Ltd.	98,904	2,250,871
DyDo Group Holdings, Inc.	26,139	913,421
Eagle Industry Co., Ltd.	120,509	1,063,406
Earth Corp.	27,043	951,960
Eizo Corp.	40,591	1,135,350
Elecom Co., Ltd.	68,855	672,804
en-japan, Inc.	36,116	628,381
ESPEC Corp.	38,281	570,779
Exedy Corp.	193,500	2,564,090
Ezaki Glico Co., Ltd.	119,688	3,005,051
Fancl Corp.	55,096	1,020,903
FCC Co., Ltd.	171,980	1,885,006
Food & Life Cos., Ltd.	70,343	1,781,620
Foster Electric Co., Ltd.	206,650	1,532,258
FP Corp.	58,150	1,474,935
Frontier Real Estate Investment Corp.	206	759,182
Fudo Tetra Corp.	49,983	606,555
Fuji Co., Ltd. (a)	89,097	1,161,666
Fuji Corp.	145,500	2,202,555
Fuji Media Holdings, Inc.	174,413	1,463,525
Fuji Oil Co., Ltd. (a)	379,585	744,038
Fuji Oil Holdings, Inc.	118,462	1,700,203
Fuji Seal International, Inc.	124,728	1,513,603
Fuji Soft, Inc.	26,149	1,541,508
Fujibo Holdings, Inc.	25,189	576,953
Fujimi, Inc.	11,806	565,967
Fujimori Kogyo Co., Ltd.	45,922	1,061,956
Fujitec Co., Ltd.	92,597	2,141,325
Fujitsu General Ltd.	74,950	2,099,139
Fukuoka Financial Group, Inc.	176,033	3,928,645
Fukuoka REIT Corp.	533	644,069
Fukuyama Transporting Co., Ltd.	72,724	1,825,908
Furukawa Co., Ltd.	128,523	1,309,620
Furuno Electric Co., Ltd.	86,014	613,145
Fuso Chemical Co., Ltd.	19,938	543,038
Futaba Corp.	163,229	673,455
Futaba Industrial Co., Ltd.	668,594	2,115,509
Fuyo General Lease Co., Ltd.	18,507	1,274,424
Gakken Holdings Co., Ltd.	79,741	517,498
Geo Holdings Corp.	164,242	1,952,118
GLOBERIDE, Inc.	32,882	619,668
Glory Ltd.	183,181	3,725,077
GLP J-REIT	1,270	1,334,192
GMO internet group, Inc.	41,146	763,926
Godo Steel Ltd.	61,800	1,621,958
Goldwin, Inc.	16,945	1,471,639
Gree, Inc.	87,726	469,495
GungHo Online Entertainment, Inc.	64,963	1,168,919
Gunze Ltd.	56,029	1,834,521
H.I.S. Co., Ltd. *	72,655	1,087,038
H.U. Group Holdings, Inc.	121,493	2,390,348
Hakuto Co., Ltd.	25,536	956,089
Hamakyorex Co., Ltd.	48,785	1,129,954
Hamamatsu Photonics K.K.	54,500	2,672,687
Hazama Ando Corp.	569,717	3,672,221
Heiwa Corp.	92,412	1,733,382
Heiwa Real Estate Co., Ltd.	25,181	692,309
Heiwado Co., Ltd. (a)	143,394	2,244,364
Hikari Tsushin, Inc.	22,465	3,260,530
Hirata Corp.	20,584	1,015,486
Hirose Electric Co., Ltd.	22,761	2,782,151
Hisamitsu Pharmaceutical Co., Inc.	93,677	2,627,069
Hitachi Zosen Corp.	400,142	2,658,507
Hogy Medical Co., Ltd.	26,200	618,383
Hokuetsu Corp.	411,611	2,477,855
Hokuhoku Financial Group, Inc.	306,550	2,365,261
Hokuto Corp.	42,542	588,402
Horiba Ltd.	55,539	2,960,123
See financial notes
Schwab Fundamental Index ETFs | Annual Report89

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings  as of February 28, 2023 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hoshizaki Corp.	103,065	3,650,763
Hosiden Corp.	215,649	2,637,531
Hosokawa Micron Corp.	26,900	544,260
House Foods Group, Inc.	140,140	2,778,829
Hulic Co., Ltd.	372,388	2,963,467
Hulic REIT, Inc.	466	521,712
Ibiden Co., Ltd.	88,655	3,042,705
Ichikoh Industries Ltd.	227,929	744,620
Idec Corp.	28,321	678,839
IDOM, Inc.	136,274	847,367
Iino Kaiun Kaisha Ltd.	135,151	1,075,533
Inaba Denki Sangyo Co., Ltd.	150,847	3,118,490
Inabata & Co., Ltd.	180,835	3,564,526
Industrial & Infrastructure Fund Investment Corp.	634	668,373
Ines Corp.	47,730	493,016
INFRONEER Holdings, Inc. *	348,006	2,639,138
Intage Holdings, Inc.	47,435	509,121
Internet Initiative Japan, Inc.	79,422	1,591,180
Invincible Investment Corp.	2,395	965,279
Iriso Electronics Co., Ltd.	24,981	873,872
Iseki & Co., Ltd.	77,469	676,215
Ishihara Sangyo Kaisha Ltd.	126,465	993,412
Ito En Ltd.	57,708	1,944,571
Itochu Enex Co., Ltd.	275,416	2,248,376
Itochu Techno-Solutions Corp.	103,656	2,305,750
Iyogin Holdings, Inc.	312,374	1,859,819
Izumi Co., Ltd.	163,147	3,564,405
Jaccs Co., Ltd.	51,629	1,680,979
JAFCO Group Co., Ltd.	83,537	1,350,427
Japan Airport Terminal Co., Ltd. *	25,148	1,231,415
Japan Aviation Electronics Industry Ltd.	112,094	1,859,798
Japan Display, Inc. *	1,541,268	463,914
Japan Excellent, Inc.	889	793,616
Japan Hotel REIT Investment Corp.	1,989	1,124,348
Japan Lifeline Co., Ltd.	105,334	715,295
Japan Logistics Fund, Inc.	301	650,548
Japan Metropolitan Fund Invest	3,333	2,503,145
Japan Petroleum Exploration Co., Ltd.	75,255	2,731,975
Japan Post Bank Co., Ltd.	422,258	3,645,527
Japan Prime Realty Investment Corp.	419	1,105,829
Japan Real Estate Investment Corp.	577	2,389,076
JEOL Ltd.	16,927	526,891
JM Holdings Co., Ltd.	46,976	633,865
Joshin Denki Co., Ltd.	158,248	2,366,488
Joyful Honda Co., Ltd.	173,994	2,217,477
Juki Corp.	139,501	657,487
JVCKenwood Corp.	1,064,980	3,142,987
Kadokawa Corp.	55,617	1,108,543
Kaga Electronics Co., Ltd.	49,952	1,791,400
Kagome Co., Ltd.	86,069	1,901,903
Kakaku.com, Inc.	63,553	948,058
Kaken Pharmaceutical Co., Ltd.	62,340	1,659,013
Kamigumi Co., Ltd.	194,758	3,851,838
Kanamoto Co., Ltd.	122,928	2,045,867
Kandenko Co., Ltd.	479,550	3,147,360
Kansai Paint Co., Ltd.	255,239	3,421,550
Kanto Denka Kogyo Co., Ltd.	102,314	759,384
Katitas Co., Ltd.	25,262	501,104
Kato Sangyo Co., Ltd.	119,069	3,146,852
Kawasaki Kisen Kaisha Ltd.	129,062	3,093,546
Keihan Holdings Co., Ltd.	121,830	2,996,223
Keikyu Corp.	299,042	2,785,921
Keisei Electric Railway Co., Ltd.	105,866	3,058,273
Keiyo Co., Ltd.	99,770	613,789
Kenedix Office Investment Corp.	451	1,057,846
Kenedix Residential Next Investment Corp.	417	629,717
SECURITY	NUMBER OF SHARES	VALUE ($)
Kenedix Retail REIT Corp.	308	560,308
KFC Holdings Japan Ltd.	29,414	605,274
KH Neochem Co., Ltd.	53,452	1,003,782
Kissei Pharmaceutical Co., Ltd.	40,554	729,415
Kitz Corp.	255,009	1,656,814
Koa Corp.	42,306	574,888
Kobayashi Pharmaceutical Co., Ltd.	34,176	2,057,359
Koei Tecmo Holdings Co., Ltd.	47,200	790,738
Kohnan Shoji Co., Ltd. (a)	77,295	1,798,812
Kojima Co., Ltd.	114,493	469,017
Kokusai Pulp & Paper Co., Ltd.	201,257	1,111,076
Kokuyo Co., Ltd.	207,562	2,855,568
Komeri Co., Ltd.	100,465	1,954,500
Konami Group Corp.	59,481	2,624,387
Kose Corp.	25,756	2,909,994
Kumagai Gumi Co., Ltd.	138,312	2,823,813
Kumiai Chemical Industry Co., Ltd.	125,489	795,045
Kura Sushi, Inc.	27,497	645,967
Kureha Corp.	30,069	1,863,101
Kusuri no Aoki Holdings Co., Ltd.	22,948	1,177,598
KYB Corp.	59,387	1,639,284
Kyoei Steel Ltd.	112,015	1,340,414
Kyokuto Kaihatsu Kogyo Co., Ltd.	109,206	1,172,913
KYORIN Holdings, Inc.	88,942	1,102,185
Kyoritsu Maintenance Co., Ltd.	21,136	836,347
Kyowa Kirin Co., Ltd.	159,327	3,409,597
Kyudenko Corp.	125,096	3,159,199
Kyushu Financial Group, Inc.	529,397	2,017,084
Lawson, Inc.	91,473	3,599,422
Life Corp.	88,152	1,789,379
Lintec Corp.	136,653	2,238,174
M3, Inc.	56,505	1,349,002
Mabuchi Motor Co., Ltd.	87,738	2,428,310
Macnica Holdings, Inc.	156,025	4,312,551
Makino Milling Machine Co., Ltd.	53,377	1,931,862
Mandom Corp.	101,170	1,065,807
Maruha Nichiro Corp.	176,451	3,140,016
Marui Group Co., Ltd.	176,950	2,694,228
Maruichi Steel Tube Ltd.	95,598	2,074,571
Maruwa Co., Ltd.	4,758	611,276
Matsuda Sangyo Co., Ltd.	52,589	886,425
Max Co., Ltd.	71,648	1,139,299
Maxell Holdings Ltd.	126,005	1,343,165
MCJ Co., Ltd.	156,084	1,100,030
Mebuki Financial Group, Inc.	1,375,743	3,696,523
Megachips Corp.	27,940	587,660
Megmilk Snow Brand Co., Ltd.	253,920	3,295,750
Meidensha Corp.	109,512	1,577,378
Meiko Electronics Co., Ltd.	26,458	537,454
Meitec Corp.	73,825	1,322,417
Menicon Co., Ltd.	32,115	687,968
METAWATER Co., Ltd.	39,838	487,538
Mimasu Semiconductor Industry Co., Ltd.	36,664	697,131
MIRAIT ONE Corp.	282,824	3,164,290
Mitsuba Corp.	376,596	1,426,594
Mitsubishi HC Capital, Inc.	426,243	2,224,856
Mitsubishi Logisnext Co., Ltd.	197,353	1,167,761
Mitsubishi Logistics Corp.	97,860	2,270,217
Mitsui E&S Holdings Co., Ltd. *	290,363	925,137
Mitsui High-Tec, Inc.	7,725	397,550
Mitsui Matsushima Holdings Co., Ltd. (a)	32,331	904,314
Mitsui-Soko Holdings Co., Ltd.	62,440	1,808,360
Miura Co., Ltd.	77,850	1,877,453
Mixi, Inc.	130,200	2,556,877
Mizuho Leasing Co., Ltd.	43,182	1,161,855
Mizuno Corp.	77,471	1,788,689
Mochida Pharmaceutical Co., Ltd.	44,935	1,121,602
See financial notes
90Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings  as of February 28, 2023 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Monex Group, Inc.	146,672	538,384
MonotaRO Co., Ltd.	46,678	634,641
Mori Hills Reit Investment Corp.	557	626,454
Mori Trust Sogo REIT, Inc.	1,056	587,636
Morinaga & Co., Ltd.	75,354	2,174,072
MOS Food Services, Inc.	32,037	725,575
Musashi Seimitsu Industry Co., Ltd.	124,759	1,611,064
Nabtesco Corp.	158,628	4,099,186
Nachi-Fujikoshi Corp.	59,360	1,714,801
Namura Shipbuilding Co., Ltd. *(a)	175,381	503,425
Nankai Electric Railway Co., Ltd.	145,602	2,950,200
NEC Networks & System Integration Corp.	99,460	1,219,383
NET One Systems Co., Ltd.	84,741	1,934,769
Nexon Co., Ltd.	155,537	3,370,739
Nichias Corp.	140,071	2,763,064
Nichicon Corp.	100,487	995,169
Nichiha Corp.	78,180	1,510,625
Nichi-iko Pharmaceutical Co., Ltd. *(a)	931,017	314,406
Nichireki Co., Ltd.	76,320	829,791
Nifco, Inc.	131,213	3,458,170
Nihon Chouzai Co., Ltd.	64,711	559,152
Nihon Kohden Corp.	104,297	2,610,966
Nihon M&A Center Holdings, Inc.	69,735	582,085
Nihon Parkerizing Co., Ltd.	213,898	1,598,562
Nikkiso Co., Ltd.	170,307	1,209,022
Nikkon Holdings Co., Ltd.	146,056	2,657,026
Nippn Corp.	175,628	2,087,448
Nippon Accommodations Fund, Inc.	180	802,114
Nippon Building Fund, Inc.	602	2,541,203
Nippon Carbon Co., Ltd.	19,086	583,586
Nippon Chemi-Con Corp. *	66,215	1,060,198
Nippon Coke & Engineering Co., Ltd.	677,893	427,991
Nippon Denko Co., Ltd.	217,639	594,367
Nippon Densetsu Kogyo Co., Ltd.	114,123	1,275,993
Nippon Gas Co., Ltd.	116,445	1,625,092
Nippon Kanzai Co., Ltd.	28,112	534,523
Nippon Kayaku Co., Ltd.	348,028	3,055,768
Nippon Paint Holdings Co., Ltd.	334,385	2,918,796
Nippon Prologis REIT, Inc.	545	1,162,699
NIPPON REIT Investment Corp.	243	594,054
Nippon Sanso Holdings Corp.	149,873	2,671,451
Nippon Sheet Glass Co., Ltd. *	602,846	3,106,838
Nippon Shinyaku Co., Ltd.	31,736	1,421,206
Nippon Shokubai Co., Ltd.	96,110	3,986,503
Nippon Signal Co., Ltd.	149,042	1,132,463
Nippon Soda Co., Ltd.	61,099	2,072,293
Nippon Television Holdings, Inc.	65,432	538,482
Nippon Thompson Co., Ltd.	153,203	664,706
Nippon Yakin Kogyo Co., Ltd.	42,944	1,374,561
Nipro Corp.	328,475	2,498,257
Nishimatsu Construction Co., Ltd.	55,273	1,477,031
Nishimatsuya Chain Co., Ltd.	91,339	1,050,752
Nishi-Nippon Financial Holdings, Inc.	273,303	2,329,441
Nishi-Nippon Railroad Co., Ltd.	125,083	2,179,070
Nishio Rent All Co., Ltd.	59,106	1,382,026
Nissha Co., Ltd.	99,189	1,320,190
Nisshinbo Holdings, Inc.	424,544	3,147,887
Nissin Electric Co., Ltd.	84,341	1,050,122
Nitta Corp.	38,663	851,230
Nittetsu Mining Co., Ltd.	47,962	1,292,226
Nitto Boseki Co., Ltd.	47,780	729,950
Nitto Kogyo Corp.	74,102	1,441,620
Noevir Holdings Co., Ltd.	15,727	623,469
NOF Corp.	74,811	3,179,941
Nohmi Bosai Ltd.	47,270	572,244
Nojima Corp.	264,933	2,635,424
Nomura Co., Ltd.	131,197	858,177
SECURITY	NUMBER OF SHARES	VALUE ($)
Nomura Real Estate Master Fund, Inc.	2,416	2,678,237
Nomura Research Institute Ltd.	136,695	3,050,712
Noritake Co., Ltd.	44,705	1,486,721
Noritz Corp.	131,256	1,586,076
North Pacific Bank Ltd.	466,388	1,085,380
NS Solutions Corp.	46,056	1,200,300
NS United Kaiun Kaisha Ltd.	21,791	707,090
NSD Co., Ltd.	56,398	972,986
NTN Corp.	1,808,984	4,475,481
NTT UD REIT Investment Corp.	651	649,495
Obic Co., Ltd.	13,526	1,980,020
Ohsho Food Service Corp.	12,010	536,952
Okamura Corp.	221,740	2,233,434
Okasan Securities Group, Inc.	287,139	921,189
Oki Electric Industry Co., Ltd.	479,241	2,501,489
OKUMA Corp.	66,704	2,683,536
Okumura Corp.	107,725	2,597,927
Okuwa Co., Ltd.	217,433	1,396,717
Onoken Co., Ltd.	120,527	1,345,825
Onward Holdings Co., Ltd. (a)	521,708	1,306,041
Open House Group Co., Ltd.	61,398	2,208,642
Optex Group Co., Ltd.	39,357	592,313
Oracle Corp. Japan	27,919	1,902,054
Organo Corp.	37,105	926,161
Orient Corp.	128,778	1,104,230
Orix JREIT, Inc.	1,273	1,704,623
Osaka Soda Co., Ltd.	42,209	1,333,992
OSG Corp.	131,001	1,864,779
Outsourcing, Inc.	165,469	1,603,488
Oyo Corp.	37,192	566,283
Pacific Industrial Co., Ltd.	180,262	1,539,072
PAL GROUP Holdings Co., Ltd.	38,028	776,668
Paramount Bed Holdings Co., Ltd.	62,311	1,090,094
Park24 Co., Ltd. *	139,242	2,038,311
Pasona Group, Inc.	45,134	633,198
Pigeon Corp.	128,190	1,974,398
Pilot Corp.	47,924	1,540,999
Pola Orbis Holdings, Inc.	138,153	1,760,699
Press Kogyo Co., Ltd.	580,055	2,044,022
Pressance Corp.	47,003	590,406
Prima Meat Packers Ltd.	132,741	2,086,396
Qol Holdings Co., Ltd.	86,949	760,241
Raito Kogyo Co., Ltd.	85,139	1,222,566
Rakuten Group, Inc.	675,392	3,331,964
Relia, Inc.	125,698	1,344,507
Relo Group, Inc.	81,251	1,296,771
Resorttrust, Inc.	72,581	1,134,419
Restar Holdings Corp.	99,466	1,694,095
Retail Partners Co., Ltd. (a)	191,450	1,804,660
Riken Corp.	55,111	1,070,136
Riso Kagaku Corp.	37,375	679,920
Rock Field Co., Ltd.	46,838	539,506
Rohto Pharmaceutical Co., Ltd.	161,866	2,941,074
Roland DG Corp.	23,142	539,411
Round One Corp.	207,478	789,000
Royal Holdings Co., Ltd.	41,676	796,407
Ryobi Ltd.	220,542	2,456,133
Ryoyo Electro Corp.	48,450	897,400
S Foods, Inc.	72,826	1,490,042
Saizeriya Co., Ltd.	49,605	1,116,172
Sakai Chemical Industry Co., Ltd.	65,431	872,798
Sakai Moving Service Co., Ltd.	17,610	578,532
Sakata INX Corp.	159,873	1,213,586
Sakata Seed Corp.	25,080	748,451
SAMTY Co., Ltd.	36,367	558,794
San-A Co., Ltd.	47,560	1,466,446
Sangetsu Corp.	137,980	2,505,044
Sanken Electric Co., Ltd.	27,221	1,852,503
See financial notes
Schwab Fundamental Index ETFs | Annual Report91

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings  as of February 28, 2023 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Sanki Engineering Co., Ltd.	148,208	1,662,532
Sankyo Co., Ltd.	46,120	1,879,132
Sanoh Industrial Co., Ltd.	123,379	639,471
Sanrio Co., Ltd.	24,965	756,015
Sanyo Chemical Industries Ltd.	31,720	1,000,164
Sanyo Denki Co., Ltd.	18,245	758,115
Sanyo Special Steel Co., Ltd.	57,811	1,111,105
Sapporo Holdings Ltd.	124,498	2,924,741
Sato Holdings Corp.	66,734	1,107,212
SBI Shinsei Bank Ltd.	67,751	1,232,515
SBS Holdings, Inc.	23,294	547,229
SCREEN Holdings Co., Ltd.	40,449	3,227,843
SCSK Corp.	139,856	2,027,791
Seibu Holdings, Inc.	337,365	3,395,569
Seiko Holdings Corp.	68,102	1,441,384
Seiren Co., Ltd.	67,082	1,178,484
Sekisui House REIT, Inc.	1,385	733,095
Sekisui Jushi Corp.	60,708	880,659
Senko Group Holdings Co., Ltd.	367,745	2,602,549
Senshu Ikeda Holdings, Inc.	481,512	929,689
Seven Bank Ltd.	970,924	1,953,039
Sharp Corp.	460,890	3,180,535
Shibaura Machine Co., Ltd.	47,449	1,102,493
Shima Seiki Manufacturing Ltd.	47,260	644,289
Shindengen Electric Manufacturing Co., Ltd.	27,224	705,508
Shin-Etsu Polymer Co., Ltd.	66,959	665,092
Shinko Electric Industries Co., Ltd.	37,830	1,037,294
Shinmaywa Industries Ltd.	219,896	1,814,507
Ship Healthcare Holdings, Inc.	145,306	2,622,047
Shizuoka Financial Group, Inc.	488,014	3,897,950
Shizuoka Gas Co., Ltd.	209,399	1,735,576
SHO-BOND Holdings Co., Ltd.	24,020	946,940
Shochiku Co., Ltd.	7,027	565,916
Shoei Foods Corp.	25,015	777,730
Showa Sangyo Co., Ltd.	97,105	1,836,380
Siix Corp.	140,768	1,539,803
Sinfonia Technology Co., Ltd.	71,557	873,614
SKY Perfect JSAT Holdings, Inc.	358,205	1,359,556
Skylark Holdings Co., Ltd. *	272,376	3,187,368
Sodick Co., Ltd.	126,857	712,444
Sotetsu Holdings, Inc.	121,553	2,067,601
Square Enix Holdings Co., Ltd.	70,005	3,119,556
St Marc Holdings Co., Ltd.	55,010	725,309
Star Micronics Co., Ltd.	64,782	821,813
Starts Corp., Inc.	63,756	1,203,835
Sugi Holdings Co., Ltd.	73,558	3,078,079
Sumida Corp.	80,109	958,026
Sumitomo Bakelite Co., Ltd.	56,776	1,981,939
Sumitomo Mitsui Construction Co., Ltd.	847,460	2,656,575
Sumitomo Osaka Cement Co., Ltd.	135,089	3,773,547
Sumitomo Pharma Co., Ltd.	331,345	2,074,935
Sumitomo Riko Co., Ltd.	319,708	1,654,694
Sun Frontier Fudousan Co., Ltd.	64,140	581,999
Suruga Bank Ltd.	504,585	1,585,452
SWCC Showa Holdings Co., Ltd.	65,662	914,925
Systena Corp.	164,062	385,419
T RAD Co., Ltd.	41,571	697,046
Tachi-S Co., Ltd.	211,030	1,930,356
Tadano Ltd.	261,249	1,986,962
Taiho Kogyo Co., Ltd.	121,761	576,558
Taikisha Ltd.	79,304	2,087,177
Taisho Pharmaceutical Holdings Co., Ltd.	76,044	2,997,880
Taiyo Holdings Co., Ltd.	32,746	568,545
Takamatsu Construction Group Co., Ltd.	68,460	1,008,191
Takaoka Toko Co., Ltd.	48,016	751,181
Takara Holdings, Inc.	334,872	2,642,788
SECURITY	NUMBER OF SHARES	VALUE ($)
Takara Leben Co., Ltd.	286,745	797,830
Takara Standard Co., Ltd.	172,296	1,820,166
Takasago Thermal Engineering Co., Ltd.	192,799	2,965,267
Takeuchi Manufacturing Co., Ltd.	66,677	1,422,971
Takuma Co., Ltd.	129,481	1,303,222
Tamura Corp.	168,721	925,262
Tanseisha Co., Ltd.	114,316	597,533
TBS Holdings, Inc.	82,960	1,089,568
TechnoPro Holdings, Inc.	62,115	1,577,784
T-Gaia Corp.	86,725	1,044,151
The 77 Bank Ltd.	94,583	1,684,531
The Awa Bank Ltd.	52,025	849,037
The Bank of Kyoto Ltd.	40,151	1,915,953
The Chiba Bank Ltd.	544,490	3,985,292
The Gunma Bank Ltd.	706,542	2,650,537
The Hachijuni Bank Ltd.	576,988	2,609,291
The Hyakugo Bank Ltd.	289,172	889,499
The Hyakujushi Bank Ltd.	51,733	761,857
The Japan Steel Works Ltd.	87,293	1,639,928
The Japan Wool Textile Co., Ltd.	158,743	1,147,905
The Keiyo Bank Ltd.	219,959	1,046,386
The Kiyo Bank Ltd.	86,556	1,035,762
The Musashino Bank Ltd.	58,299	1,085,389
The Nanto Bank Ltd.	51,657	1,020,512
The Nisshin Oillio Group Ltd.	95,420	2,332,699
The Ogaki Kyoritsu Bank Ltd.	59,274	874,652
The Okinawa Electric Power Co., Inc.	223,063	1,688,345
The San-in Godo Bank Ltd.	196,678	1,224,410
The Shiga Bank Ltd.	49,265	1,052,462
The Sumitomo Warehouse Co., Ltd.	90,495	1,415,739
THK Co., Ltd.	174,925	3,916,758
TKC Corp.	27,122	731,735
Toa Corp.	49,551	965,447
Toagosei Co., Ltd.	316,110	2,907,799
Tocalo Co., Ltd.	70,435	652,564
Toda Corp.	608,420	3,171,297
Toei Co., Ltd.	6,434	817,623
Toho Co., Ltd.	81,957	2,851,934
Toho Zinc Co., Ltd.	50,985	798,752
Tokai Carbon Co., Ltd.	344,519	3,361,346
TOKAI Holdings Corp.	298,425	1,921,365
Tokai Rika Co., Ltd.	291,949	3,343,541
Tokai Tokyo Financial Holdings, Inc.	283,860	793,970
Token Corp.	26,859	1,524,209
Tokyo Century Corp.	66,515	2,224,247
Tokyo Ohka Kogyo Co., Ltd.	34,413	1,816,463
Tokyo Seimitsu Co., Ltd.	50,223	1,834,302
Tokyo Steel Manufacturing Co., Ltd.	131,950	1,455,940
Tokyo Tatemono Co., Ltd.	249,543	3,055,741
Tokyo Tekko Co., Ltd.	76,304	1,037,441
Tokyu Construction Co., Ltd.	351,400	1,785,184
Tokyu REIT, Inc.	387	554,866
Tomy Co., Ltd.	196,545	1,920,504
Topcon Corp.	122,197	1,606,687
Topre Corp.	262,630	2,305,954
Toshiba TEC Corp.	48,258	1,346,257
Totetsu Kogyo Co., Ltd.	87,442	1,760,202
Towa Pharmaceutical Co., Ltd.	48,159	677,051
Toyo Construction Co., Ltd.	194,855	1,267,419
Toyo Ink SC Holdings Co., Ltd.	151,790	2,154,022
Toyo Tire Corp.	293,792	3,476,803
Toyobo Co., Ltd.	423,026	3,326,072
Toyota Boshoku Corp.	247,918	3,854,864
TPR Co., Ltd.	183,608	1,880,359
Trancom Co., Ltd.	18,637	913,961
Transcosmos, Inc.	56,686	1,392,025
Trend Micro, Inc.	67,588	3,180,553
Trusco Nakayama Corp.	100,891	1,671,703
See financial notes
92Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings  as of February 28, 2023 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
TSI Holdings Co., Ltd.	475,366	2,156,710
Tsubaki Nakashima Co., Ltd.	104,220	837,800
Tsubakimoto Chain Co.	121,172	2,837,710
Tsugami Corp.	74,006	798,655
Tsumura & Co.	89,097	1,694,750
TV Asahi Holdings Corp.	79,533	848,375
UACJ Corp.	136,378	2,675,197
Uchida Yoko Co., Ltd.	24,547	899,237
Ulvac, Inc.	70,108	2,686,663
Unipres Corp.	369,110	2,184,067
United Arrows Ltd.	101,578	1,300,532
United Super Markets Holdings, Inc.	338,985	2,787,235
United Urban Investment Corp.	1,815	2,004,008
Unitika Ltd. *	299,970	513,108
Ushio, Inc.	157,372	1,797,679
USS Co., Ltd.	132,521	2,149,094
UT Group Co., Ltd.	26,516	482,764
V Technology Co., Ltd.	30,191	544,353
Valor Holdings Co., Ltd.	217,400	3,131,364
Valqua Ltd.	35,192	853,867
VT Holdings Co., Ltd.	261,713	979,875
Wacoal Holdings Corp.	135,176	2,431,312
Wacom Co., Ltd.	148,577	713,353
Wakita & Co., Ltd.	117,951	975,889
Warabeya Nichiyo Holdings Co., Ltd.	105,202	1,434,976
Welcia Holdings Co., Ltd.	143,653	3,141,668
World Co., Ltd. *	83,267	866,811
Xebio Holdings Co., Ltd.	156,833	1,161,726
Yamaguchi Financial Group, Inc.	336,532	2,270,476
Yamato Kogyo Co., Ltd.	46,428	1,857,597
Yamazen Corp.	320,090	2,460,333
Yaoko Co., Ltd.	41,199	2,074,846
Yellow Hat Ltd.	94,142	1,229,517
Yodogawa Steel Works Ltd.	101,538	2,017,119
Yokogawa Bridge Holdings Corp.	78,895	1,189,666
Yokohama Reito Co., Ltd.	139,626	1,028,116
Yokowo Co., Ltd.	37,135	541,424
Yondoshi Holdings, Inc. (a)	55,922	714,754
Yoshinoya Holdings Co., Ltd. (a)	70,765	1,216,691
Yuasa Trading Co., Ltd.	87,600	2,353,750
Zenkoku Hosho Co., Ltd.	29,547	1,125,786
Zenrin Co., Ltd.	83,291	514,244
Zensho Holdings Co., Ltd.	94,876	2,671,141
Zeon Corp.	308,049	2,912,800
ZERIA Pharmaceutical Co., Ltd.	46,949	755,513
Zojirushi Corp.	70,914	856,913
ZOZO, Inc.	41,626	924,411
		980,147,627

Luxembourg 0.0%
Espirito Santo Financial Group S.A. *(b)	8,470	0

Netherlands 1.5%
Adyen N.V. *	1,227	1,750,420
AMG Advanced Metallurgical Group N.V.	18,920	748,412
Arcadis N.V.	69,126	2,873,680
ASM International N.V.	11,010	3,771,384
Basic-Fit N.V. *(a)	18,459	650,699
BE Semiconductor Industries N.V.	33,502	2,606,399
Corbion N.V.	58,225	2,195,746
Eurocommercial Properties N.V.	44,925	1,113,893
Flow Traders Ltd.	40,676	989,561
ForFarmers N.V.	306,808	1,072,094
Fugro N.V. CVA *	113,165	1,429,337
Heijmans N.V. CVA	67,289	882,010
IMCD N.V.	21,029	3,342,960
SECURITY	NUMBER OF SHARES	VALUE ($)
JDE Peet's N.V.	59,179	1,747,221
Koninklijke BAM Groep N.V. *	759,574	1,950,990
Koninklijke Vopak N.V.	98,548	3,154,118
OCI N.V.	46,301	1,541,810
PostNL N.V. (a)	945,504	1,659,982
Prosus N.V. *	26,781	1,929,014
Sligro Food Group N.V.	91,085	1,537,803
TKH Group N.V.	56,345	2,608,855
TomTom N.V. *	64,414	498,671
Van Lanschot Kempen N.V.	32,084	939,093
Wereldhave N.V.	71,082	1,135,260
		42,129,412

New Zealand 1.0%
Auckland International Airport Ltd. *	383,973	2,079,162
Chorus Ltd.	393,225	2,022,067
Contact Energy Ltd.	778,421	3,694,193
EBOS Group Ltd.	98,782	2,715,461
Fisher & Paykel Healthcare Corp., Ltd.	203,473	3,275,082
Freightways Ltd.	104,932	624,102
Genesis Energy Ltd.	826,033	1,484,129
Infratil Ltd.	193,102	1,052,800
KMD Brands Ltd.	858,225	600,836
Mainfreight Ltd.	41,150	1,857,273
Mercury NZ Ltd.	474,753	1,844,215
Meridian Energy Ltd.	952,541	3,133,679
Ryman Healthcare Ltd.	197,100	642,316
The a2 Milk Co., Ltd. *	434,291	1,945,339
		26,970,654

Norway 1.7%
Aker A.S.A., A Shares	15,620	1,108,861
Aker BP A.S.A.	168,112	4,554,348
Aker Solutions A.S.A.	293,223	1,249,802
Atea A.S.A. *	147,026	1,688,166
Austevoll Seafood A.S.A.	142,996	1,230,037
Bakkafrost P/F	26,849	1,769,770
Borregaard A.S.A.	62,577	1,065,676
BW LPG Ltd.	148,829	1,307,543
BW Offshore Ltd.	299,054	827,225
DNO A.S.A.	868,880	1,006,893
Elkem A.S.A. *	401,947	1,518,973
Elmera Group A.S.A.	309,583	443,136
Europris A.S.A.	182,461	1,292,643
Gjensidige Forsikring A.S.A.	123,728	2,205,126
Grieg Seafood A.S.A.	61,109	442,967
Kongsberg Automotive A.S.A. *	2,966,203	897,325
Kongsberg Gruppen A.S.A.	33,524	1,400,377
Leroy Seafood Group A.S.A.	290,980	1,453,979
Norske Skog A.S.A. *	113,075	732,227
Odfjell Drilling Ltd. *	253,913	658,921
Odfjell Technology Ltd. *	37,804	197,816
PGS A.S.A. *(a)	3,783,248	3,744,288
Salmar A.S.A.	36,151	1,509,414
Schibsted A.S.A., A Shares	35,445	724,210
Schibsted A.S.A., B Shares	39,813	759,585
SpareBank 1 Nord Norge	135,123	1,345,151
SpareBank 1 SMN	133,329	1,768,004
SpareBank 1 SR-Bank A.S.A.	201,319	2,529,488
Storebrand A.S.A.	322,598	2,681,418
TGS A.S.A.	159,464	2,892,886
Tomra Systems A.S.A.	71,122	1,141,493
Veidekke A.S.A.	159,406	1,790,256
Wallenius Wilhelmsen A.S.A.	144,322	1,267,946
See financial notes
Schwab Fundamental Index ETFs | Annual Report93

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings  as of February 28, 2023 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
XXL A.S.A. (a)	1,109,702	351,791
		49,557,741

Poland 1.1%
Alior Bank S.A. *	222,107	2,032,806
Allegro.eu S.A. *	116,502	762,878
Asseco Poland S.A.	135,309	2,435,019
Bank Millennium S.A. *	835,349	852,839
CD Projekt S.A.	21,025	627,371
Ciech S.A.	89,640	1,048,504
Cyfrowy Polsat S.A.	587,001	2,282,069
Dino Polska S.A. *	11,035	924,164
Enea S.A. *	1,508,915	2,201,939
Eurocash S.A. *	394,830	1,329,418
Grupa Azoty S.A. *	173,389	1,514,628
Jastrzebska Spolka Weglowa S.A. *	147,961	1,822,710
Kernel Holding S.A. *	407,289	1,854,193
KRUK S.A.	10,979	818,520
LPP S.A.	524	1,112,456
mBank S.A. *	13,740	1,015,690
Orange Polska S.A.	1,648,411	2,498,009
Pepco Group N.V. *	63,440	629,953
Santander Bank Polska S.A.	31,736	2,137,143
Tauron Polska Energia S.A. *	5,525,726	2,681,231
		30,581,540

Portugal 0.3%
CTT-Correios de Portugal S.A.	214,914	854,686
EDP Renovaveis S.A.	61,597	1,267,932
NOS, SGPS S.A.	477,519	2,117,803
REN - Redes Energeticas Nacionais, SGPS, S.A.	524,007	1,414,281
Sonae, SGPS, S.A.	2,403,983	2,643,754
The Navigator Co., S.A.	391,003	1,379,985
		9,678,441

Republic of Korea 8.0%
AK Holdings, Inc.	52,756	730,391
AMOREPACIFIC Group	83,139	2,513,176
Asiana Airlines, Inc. *	117,410	1,243,974
BGF retail Co., Ltd.	10,972	1,498,311
BH Co., Ltd.	28,550	510,265
Binggrae Co., Ltd. *	17,368	550,605
Celltrion Healthcare Co., Ltd.	12,025	495,267
Celltrion, Inc.	18,336	2,012,006
Cheil Worldwide, Inc.	104,719	1,582,755
Chong Kun Dang Pharmaceutical Corp.	11,578	692,099
CJ ENM Co., Ltd. *	28,319	1,983,882
CJ Logistics Corp.	25,206	1,556,267
Com2uS Corp.	15,908	821,097
Daehan Flour Mill Co., Ltd. *	5,609	649,809
Daesang Corp. *	81,363	1,226,671
Daesang Holdings Co., Ltd. *	109,830	642,421
Daewoo Engineering & Construction Co., Ltd. *	535,099	1,740,866
Daewoo Shipbuilding & Marine Engineering Co., Ltd. *	165,049	3,211,798
Daou Data Corp.	58,033	2,129,229
Daou Technology, Inc.	77,964	1,272,641
DB HiTek Co., Ltd.	32,152	1,100,688
DGB Financial Group, Inc.	417,987	2,495,445
DL Holdings Co., Ltd.	23,142	1,030,088
Dongjin Semichem Co., Ltd.	19,665	529,800
Dongkuk Steel Mill Co., Ltd.	235,481	2,436,225
Dongwon F&B Co., Ltd.	5,691	698,446
SECURITY	NUMBER OF SHARES	VALUE ($)
Dongwon Industries Co., Ltd.	25,015	973,567
Doosan Bobcat, Inc.	50,024	1,432,768
Doosan Co., Ltd.	28,896	2,205,551
E1 Corp.	25,565	942,809
Easy Holdings Co., Ltd.	221,754	480,125
Fila Holdings Corp.	87,360	2,574,752
Gradiant Corp.	51,512	585,872
Green Cross Corp.	5,610	507,899
Green Cross Holdings Corp.	43,009	516,791
GS Global Corp. *	316,716	591,187
GS Retail Co., Ltd.	117,247	2,556,264
Halla Holdings Corp.	24,238	631,021
Handsome Co., Ltd.	37,734	732,865
Hanjin Transportation Co., Ltd. *	60,791	967,051
Hankook & Co. Co., Ltd.	51,207	517,004
Hanmi Pharm Co., Ltd. *	3,088	604,415
Hanon Systems	232,090	1,583,807
Hansae Co., Ltd.	37,136	468,111
Hanshin Construction Co., Ltd. *	69,509	452,800
Hansol Chemical Co., Ltd.	3,946	609,830
Hansol Holdings Co., Ltd.	248,101	654,353
Hansol Paper Co., Ltd.	106,256	983,666
Hansol Technics Co., Ltd.	134,684	611,714
Hanssem Co., Ltd.	17,996	609,953
Hanwha Aerospace Co., Ltd.	44,159	3,003,446
Hanwha General Insurance Co., Ltd. *	579,936	2,169,419
Hanwha Life Insurance Co., Ltd. *	1,648,584	3,706,433
Harim Holdings Co., Ltd.	191,976	1,739,499
HDC Holdings Co., Ltd. *	214,714	991,425
HDC Hyundai Development Co-Engineering & Construction, Class E *	290,698	2,275,935
Heungkuk Fire & Marine Insurance Co., Ltd. *	477,137	1,346,765
Hite Jinro Co., Ltd. *	36,071	651,500
HJ Shipbuilding & Construction Co., Ltd. *	110,764	325,616
HL Mando Co., Ltd.	78,791	2,825,341
HMM Co., Ltd. *	52,797	899,734
Hotel Shilla Co., Ltd.	33,097	2,005,955
HS Industries Co., Ltd. *	191,552	570,349
Hyosung Advanced Materials Corp.	2,210	686,424
Hyosung Chemical Corp. *	5,514	609,634
Hyosung Corp.	21,620	1,096,317
Hyosung Heavy Industries Corp. *	20,117	1,080,913
Hyosung TNC Corp.	6,347	2,194,410
Hyundai Construction Equipment Co., Ltd.	48,179	1,998,887
Hyundai Corp.	66,443	803,392
Hyundai Department Store Co., Ltd.	39,354	1,614,904
Hyundai Doosan Infracore Co., Ltd.	239,525	1,545,848
Hyundai Elevator Co., Ltd. *	43,056	902,931
Hyundai Greenfood Co., Ltd. (b)	255,626	1,400,558
Hyundai Heavy Industries Co., Ltd.	9,516	765,163
Hyundai Home Shopping Network Corp.	26,393	1,027,198
Hyundai Mipo Dockyard Co., Ltd.	24,099	1,278,481
Hyundai Rotem Co., Ltd. *	39,314	741,269
Hyundai Wia Corp.	70,672	2,985,501
iMarketKorea, Inc.	134,678	1,071,724
Innocean Worldwide, Inc.	18,582	598,219
INTOPS Co., Ltd.	24,985	529,627
IS Dongseo Co., Ltd. *	28,744	953,608
JB Financial Group Co., Ltd.	329,039	2,300,103
Kakao Corp.	37,246	1,756,396
Kangwon Land, Inc. *	97,662	1,490,854
KCC Corp.	7,364	1,366,229
KCC Glass Corp.	20,860	641,604
See financial notes
94Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings  as of February 28, 2023 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
KEPCO Plant Service & Engineering Co., Ltd. *	40,207	984,475
KISWIRE Ltd. *	46,024	753,009
KIWOOM Securities Co., Ltd. *	15,829	1,234,501
Kolmar Korea Co., Ltd. *	16,901	519,834
Kolon Corp.	40,963	674,849
Kolon Industries, Inc.	63,463	2,155,800
Korea Aerospace Industries Ltd. *	37,235	1,269,071
Korea Electric Terminal Co., Ltd.	19,344	824,486
Korea Investment Holdings Co., Ltd. *	47,800	2,239,637
Korea Petrochemical Ind Co., Ltd. *	14,974	1,968,998
Korean Reinsurance Co.	320,889	1,978,805
Krafton, Inc. *	9,450	1,212,628
Kukdo Chemical Co., Ltd.	13,954	477,172
Kumho Petrochemical Co., Ltd. *	32,893	3,910,122
Kumho Tire Co., Inc. *	306,955	770,142
KUMHOE&C Co., Ltd. *	100,721	510,741
Kwang Dong Pharmaceutical Co., Ltd.	127,025	553,889
LF Corp.	84,470	1,107,542
LG Hausys Ltd.	43,496	1,175,123
LG HelloVision Co., Ltd.	159,250	537,954
Lotte Chilsung Beverage Co., Ltd.	6,208	785,354
Lotte Corp.	51,053	1,182,524
LOTTE Fine Chemical Co., Ltd.	30,912	1,357,255
LOTTE Himart Co., Ltd.	163,581	1,640,446
LS Corp.	73,294	3,733,244
LS Electric Co., Ltd.	38,399	1,456,739
LX International Corp.	108,240	2,564,386
LX Semicon Co., Ltd.	7,942	555,175
Maeil Dairies Co., Ltd.	12,127	453,187
Mcnex Co., Ltd.	21,587	451,887
Meritz Financial Group, Inc.	192,067	6,531,657
Meritz Securities Co., Ltd.	340,022	1,803,858
Mirae Asset Securities Co., Ltd.	337,399	1,823,089
Namhae Chemical Corp.	65,787	448,938
Namyang Dairy Products Co., Ltd. *	2,854	1,218,598
Netmarble Corp. *	13,185	615,782
Nexen Tire Corp. *	159,681	905,050
NH Investment & Securities Co., Ltd. *	186,628	1,339,857
NHN Corp. *	33,951	744,061
NICE Holdings Co., Ltd. *	65,360	676,691
NongShim Co., Ltd.	7,509	2,076,927
OCI Co., Ltd.	30,516	2,093,975
Orion Corp.	25,697	2,427,451
Orion Holdings Corp.	58,492	697,528
Ottogi Corp. *	2,827	940,019
Pan Ocean Co., Ltd.	261,200	1,249,496
Partron Co., Ltd.	103,747	634,282
PHA Co., Ltd. *	92,190	514,857
Poongsan Corp.	86,781	2,354,383
POSCO Chemical Co., Ltd.	4,445	742,373
Power Logics Co., Ltd. *	120,654	518,814
S-1 Corp.	36,158	1,541,138
Samchully Co., Ltd. *	9,165	3,553,104
Samsung Card Co., Ltd.	72,788	1,688,715
Samsung Engineering Co., Ltd. *	167,860	3,329,926
Samsung Heavy Industries Co., Ltd. *	584,531	2,429,564
Samsung Securities Co., Ltd.	65,286	1,652,810
SAMT Co., Ltd.	253,660	536,745
Samyang Corp.	19,554	630,989
Samyang Holdings Corp.	26,408	1,572,606
Seah Besteel Holdings Corp.	72,063	1,225,330
Sebang Global Battery Co., Ltd.	23,516	922,335
Seohan Co., Ltd. *	656,966	530,240
Seohee Construction Co., Ltd.	654,434	568,751
Seoul Semiconductor Co., Ltd. *	97,732	809,479
Seoyon Co., Ltd. *	87,713	545,534
Seoyon E-Hwa Co., Ltd. *	101,616	850,096
SECURITY	NUMBER OF SHARES	VALUE ($)
SFA Engineering Corp.	37,894	1,029,503
Shinsegae, Inc.	17,942	2,766,044
SK Chemicals Co., Ltd.	9,993	591,311
SK Discovery Co., Ltd.	47,569	1,153,950
SK Gas Ltd.	11,735	1,118,295
SK Networks Co., Ltd.	1,042,247	3,241,146
SKC Co., Ltd.	12,857	952,190
SL Corp. *	31,214	643,977
SNT Motiv Co., Ltd.	25,063	914,826
Songwon Industrial Co., Ltd.	43,759	631,624
SSANGYONG C&E Co., Ltd.	136,123	596,647
Sungwoo Hitech Co., Ltd.	358,633	1,872,778
Taekwang Industrial Co., Ltd. *	3,107	1,836,141
TKG Huchems Co., Ltd.	45,966	701,691
Tongyang Life Insurance Co., Ltd. *	121,710	402,404
Tongyang, Inc. *	725,089	597,825
WONIK IPS Co., Ltd.	33,964	796,964
Young Poong Corp. *	1,977	930,792
Youngone Corp. *	55,030	1,773,686
Yuhan Corp.	33,910	1,350,506
		227,786,331

Singapore 1.4%
CapitaLand Ascendas REIT	1,303,106	2,681,428
CapitaLand Ascott Trust	1,217,356	913,367
CapitaLand China Trust	678,052	584,289
CapitaLand Integrated Commercial Trust	1,294,007	1,864,854
CapitaLand Investment Ltd.	515,846	1,425,508
City Developments Ltd.	404,606	2,317,359
Cromwell European Real Estate Investment Trust	288,397	516,878
First Resources Ltd.	528,203	604,266
Frasers Logistics & Commercial Trust	688,059	649,136
Genting Singapore Ltd.	5,636,678	4,271,004
Hutchison Port Holdings Trust, Class U	13,586,043	2,499,832
Keppel Infrastructure Trust	3,574,139	1,433,744
Manulife US Real Estate Investment Trust	1,051,593	283,930
Mapletree Industrial Trust	571,189	1,001,379
Mapletree Logistics Trust	858,612	1,077,929
Mapletree Pan Asia Commercial Trust	845,459	1,080,258
NetLink NBN Trust	1,418,766	911,661
Olam Group Ltd.	2,225,427	2,545,896
SATS Ltd. *	526,972	1,107,849
Sembcorp Industries Ltd.	978,138	2,637,627
Sembcorp Marine Ltd. *(b)	11,331,095	1,069,011
Singapore Exchange Ltd.	348,126	2,252,481
Singapore Post Ltd.	2,531,157	1,005,957
Singapore Technologies Engineering Ltd.	1,218,221	3,230,731
Suntec Real Estate Investment Trust	812,522	857,097
UOL Group Ltd.	403,409	2,046,788
		40,870,259

Spain 1.4%
Abengoa S.A., B Shares *(b)	192,522,094	0
Almirall S.A.	62,006	597,077
Applus Services S.A.	261,722	1,842,974
Atresmedia Corp de Medios de Comunicaion S.A.	190,985	697,142
Bankinter S.A.	497,513	3,509,680
Cellnex Telecom S.A. *	64,722	2,440,757
Cia de Distribucion Integral Logista Holdings S.A.	74,098	1,794,789
Cie Automotive S.A.	58,660	1,721,944
See financial notes
Schwab Fundamental Index ETFs | Annual Report95

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings  as of February 28, 2023 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Construcciones y Auxiliar de Ferrocarriles S.A.	29,264	872,069
Ebro Foods S.A.	142,502	2,454,245
Ence Energia y Celulosa S.A.	214,125	820,666
Faes Farma S.A.	243,864	892,232
Fluidra S.A.	52,808	920,128
Gestamp Automocion S.A.	503,125	2,331,676
Grupo Catalana Occidente S.A.	60,436	1,983,660
Indra Sistemas S.A.	143,352	1,815,177
Inmobiliaria Colonial Socimi S.A.	152,237	1,096,228
Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros	697,589	695,036
Mediaset Espana Comunicacion S.A. *	417,250	1,457,575
Melia Hotels International S.A. *	147,084	977,231
Merlin Properties Socimi S.A.	186,155	1,774,783
Obrascon Huarte Lain S.A. *(a)	1,263,937	696,341
Prosegur Cia de Seguridad S.A.	949,470	1,969,523
Sacyr S.A.	718,216	2,348,985
Tecnicas Reunidas S.A. *	88,955	1,025,441
Unicaja Banco S.A.	936,116	1,201,229
Viscofan S.A.	36,921	2,372,777
		40,309,365

Sweden 3.5%
AAK AB	143,783	2,472,765
AddTech AB, B Shares	61,212	1,103,490
AFRY AB	127,180	2,206,131
Ambea AB	133,302	462,721
Arjo AB, B Shares	205,357	781,761
Attendo AB *	316,452	746,478
Axfood AB	87,888	2,112,798
Beijer Alma AB	36,634	718,376
Beijer Ref AB (a)	69,143	1,079,386
Betsson AB, B Shares *	224,313	2,021,669
Bilia AB, A Shares	138,113	1,850,142
BillerudKorsnas AB	284,997	3,308,103
Bonava AB, B Shares	434,893	995,843
Bravida Holding AB	202,997	2,283,293
Byggmax Group AB	131,116	480,278
Castellum AB	145,468	1,867,067
Clas Ohlson AB, B Shares	78,830	506,454
Cloetta AB, B Shares	435,230	934,013
Concentric AB	30,110	632,308
Coor Service Management Holding AB	139,684	947,648
Dometic Group AB	400,869	2,570,057
Dustin Group AB *	120,208	397,904
Electrolux Professional AB, B Shares	148,523	791,137
Elekta AB, B Shares (a)	331,694	2,602,382
EQT AB	28,647	645,537
Evolution AB	12,900	1,566,763
Fabege AB	105,646	899,175
Fastighets AB Balder, B Shares *	164,393	820,026
Fingerprint Cards AB, B Shares *(a)	1,088,406	302,665
Getinge AB, B Shares	141,535	3,060,444
Granges AB	173,108	1,500,581
Hexpol AB	245,548	2,747,775
Holmen AB, B Shares	72,368	2,935,357
Hufvudstaden AB, A Shares	47,017	686,640
Indutrade AB	102,004	2,181,203
Intrum AB	114,754	1,516,321
Investment AB Latour, B Shares	33,725	702,402
Inwido AB	76,332	849,792
JM AB	135,153	2,827,837
Kinnevik AB, B Shares *	195,703	2,930,309
L E Lundbergfortagen AB, B Shares	47,569	2,220,033
Lifco AB, B Shares	63,855	1,283,394
Lindab International AB	76,877	1,071,852
SECURITY	NUMBER OF SHARES	VALUE ($)
Loomis AB	120,583	3,912,825
MEKO AB	71,386	818,688
Modern Times Group MTG AB, B Shares *	60,356	420,234
Mycronic AB	46,460	997,042
NCC AB, B Shares	223,229	2,100,946
New Wave Group AB, B Shares	41,320	729,041
Nibe Industrier AB, B Shares	258,846	2,690,573
Nobia AB	541,743	917,398
Nolato AB, B Shares	141,670	707,766
Pandox AB *	63,771	865,885
Peab AB, B Shares	471,319	2,603,223
Ratos AB, B Shares	346,827	1,090,839
Resurs Holding AB	369,517	894,330
Saab AB, B Shares	92,346	5,352,005
Samhallsbyggnadsbolaget i Norden AB (a)	329,401	542,021
Samhallsbyggnadsbolaget i Norden AB, Class D	4,980	9,145
Scandi Standard AB *	181,450	935,211
Scandic Hotels Group AB *(a)	219,714	742,240
Sweco AB, B Shares	156,115	1,841,297
Swedish Orphan Biovitrum AB *	73,019	1,688,135
Tethys Oil AB	104,169	579,849
Thule Group AB	67,226	1,503,280
Viaplay Group AB, B Shares *	48,759	1,256,309
VNV Global AB *	192,534	468,199
Wallenstam AB, B Shares	120,051	502,371
Wihlborgs Fastigheter AB	130,527	1,092,669
		99,881,831

Switzerland 2.7%
Allreal Holding AG	11,354	1,868,004
ALSO Holding AG *	6,931	1,365,124
ams-OSRAM AG *	253,611	1,985,594
Arbonia AG	64,968	823,494
Aryzta AG *	1,832,143	2,545,159
Autoneum Holding AG	8,000	1,164,257
Banque Cantonale Vaudoise	15,694	1,405,720
Belimo Holding AG	3,328	1,732,797
BKW AG	13,862	2,032,157
Bucher Industries AG	7,177	3,259,036
Burckhardt Compression Holding AG	1,435	877,306
Bystronic AG	2,248	1,839,654
Cembra Money Bank AG	25,749	2,197,834
Comet Holding AG	2,706	600,531
Daetwyler Holding AG	3,631	728,331
dormakaba Holding AG	4,295	1,915,508
Emmi AG	1,790	1,692,121
EMS-Chemie Holding AG	3,134	2,384,147
Flughafen Zuerich AG *	12,608	2,293,587
Forbo Holding AG	1,061	1,399,196
Galenica AG	53,542	4,161,680
Helvetia Holding AG	32,909	4,238,054
Huber & Suhner AG	16,756	1,537,494
Implenia AG *	35,348	1,600,984
Inficon Holding AG	977	1,015,309
Interroll Holding AG	265	827,021
Kardex Holding AG	3,104	578,243
Komax Holding AG	2,621	820,767
Landis & Gyr Group AG *	29,692	2,239,770
Mobimo Holding AG	4,462	1,125,914
OC Oerlikon Corp. AG	312,230	1,897,199
PSP Swiss Property AG	13,850	1,560,480
Rieter Holding AG	5,248	591,292
Schweiter Technologies AG	1,454	1,234,872
SFS Group AG	15,789	1,853,070
See financial notes
96Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings  as of February 28, 2023 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Siegfried Holding AG *	1,425	1,001,187
Softwareone Holding AG *	119,091	1,991,097
St. Galler Kantonalbank AG	1,450	771,993
Stadler Rail AG (a)	40,457	1,606,625
Straumann Holding AG	15,762	2,099,638
Sulzer AG	17,509	1,527,192
Tecan Group AG	3,626	1,473,226
Temenos AG	23,000	1,700,123
u-blox Holding AG *	6,543	706,483
Valiant Holding AG	11,781	1,304,740
VAT Group AG	6,889	2,090,405
Vontobel Holding AG	17,929	1,113,329
Zehnder Group AG	12,531	981,355
Zur Rose Group AG *(a)	9,311	495,527
		78,254,626

United Kingdom 9.1%
4imprint Group plc	20,226	1,096,999
888 Holdings plc *	392,951	336,100
Airtel Africa plc	499,955	729,956
Ascential plc *	215,215	704,527
Ashmore Group plc	467,270	1,525,128
Assura plc	739,716	458,963
Aston Martin Lagonda Global Holdings plc *(a)	277,859	676,480
Auto Trader Group plc	222,735	1,605,520
Babcock International Group plc *	425,958	1,692,481
Bank of Georgia Group plc	38,413	1,297,480
Beazley plc *	327,322	2,706,539
Big Yellow Group plc	49,716	730,690
Bodycote plc	284,703	2,288,645
Britvic plc	242,519	2,438,393
C&C Group plc *	467,360	842,490
Capita plc *	3,800,433	1,326,006
Capricorn Energy plc *	194,030	585,846
Card Factory plc *	1,735,510	2,147,318
Carnival plc *	303,540	2,864,143
Centamin plc	2,700,068	3,335,847
Chemring Group plc	234,682	833,885
Clarkson plc	16,683	667,520
Close Brothers Group plc	185,686	2,274,982
Coats Group plc	1,774,438	1,572,499
Computacenter plc	77,064	2,110,389
ConvaTec Group plc	1,047,404	2,845,479
Cranswick plc	77,318	2,929,836
Crest Nicholson Holdings plc	746,612	2,207,288
De La Rue plc *	631,137	519,578
Dechra Pharmaceuticals plc	21,946	726,394
Derwent London plc	43,346	1,371,744
Diploma plc	42,751	1,439,865
DiscoverIE Group plc	70,073	725,329
Diversified Energy Co., plc	478,391	603,489
Domino's Pizza Group plc	251,052	870,473
Dr. Martens plc	327,303	633,602
Dunelm Group plc	109,374	1,664,438
easyJet plc *	644,854	3,797,286
Elementis plc *	913,147	1,413,936
Endeavour Mining plc	57,326	1,177,747
EnQuest plc *	4,316,554	992,908
Essentra plc	541,683	1,468,965
FDM Group Holdings plc	66,042	659,618
Ferrexpo plc	1,078,754	1,923,727
Forterra plc	285,601	760,678
Frasers Group plc *	157,984	1,532,975
Fresnillo plc	201,560	1,862,837
Games Workshop Group plc	14,667	1,641,597
Genuit Group plc	216,774	822,741
SECURITY	NUMBER OF SHARES	VALUE ($)
Genus plc	28,048	1,005,785
Grafton Group plc	368,492	4,240,765
Grainger plc	326,549	1,004,154
Great Portland Estates plc	127,546	877,069
Greencore Group plc *	1,242,835	1,225,527
Greggs plc	70,869	2,326,828
Halfords Group plc	636,796	1,625,134
Halma plc	128,409	3,364,117
Hammerson plc (a)	4,100,632	1,509,186
Harbour Energy plc	280,879	988,514
Hargreaves Lansdown plc	198,879	1,997,451
Hikma Pharmaceuticals plc	194,445	4,077,210
Hill & Smith plc	81,174	1,358,136
Hilton Food Group plc	88,323	766,675
Hiscox Ltd.	174,568	2,409,283
Hochschild Mining plc	1,096,824	850,500
Howden Joinery Group plc	457,954	3,974,095
Ibstock plc	537,615	1,105,817
IG Group Holdings plc	351,379	3,415,936
Indivior plc *	42,387	784,105
Intermediate Capital Group plc	143,327	2,432,733
Investec plc	525,417	3,376,396
IWG plc *	1,286,885	2,855,753
J.D. Sports Fashion plc	1,670,901	3,663,427
J.D. Wetherspoon plc *	164,447	1,119,868
Jupiter Fund Management plc	1,201,393	2,129,338
Just Group plc	2,897,475	3,069,348
Kier Group plc *	1,945,372	1,848,803
Lancashire Holdings Ltd.	182,132	1,351,653
LondonMetric Property plc	206,139	470,924
LSL Property Services plc	167,441	516,916
Man Group plc	1,357,107	4,363,757
Marshalls plc	198,510	806,053
Marston's plc *	2,186,777	1,034,612
Mediclinic International plc	424,113	2,555,965
Mitchells & Butlers plc *	669,079	1,316,283
Mitie Group plc	1,428,797	1,397,656
Moneysupermarket.com Group plc	661,848	1,847,719
Morgan Advanced Materials plc	397,950	1,493,512
Morgan Sindall Group plc	91,357	1,986,399
National Express Group plc *	1,265,473	1,907,395
NewRiver REIT plc	694,371	788,520
Ocado Group plc *	129,862	862,809
OSB Group plc	214,164	1,444,176
Oxford Instruments plc	27,142	818,200
Pagegroup plc	435,796	2,357,300
Paragon Banking Group plc	218,764	1,579,809
PayPoint plc	107,418	629,420
Petrofac Ltd. *(a)	1,168,490	1,118,974
Pets at Home Group plc	572,092	2,680,373
Playtech plc *	433,023	2,951,466
Plus500 Ltd.	140,445	3,052,032
Premier Foods plc	940,906	1,296,304
Primary Health Properties plc	365,902	479,746
Provident Financial plc	684,796	1,838,828
PZ Cussons plc	231,708	511,102
QinetiQ Group plc	580,014	2,372,010
Quilter plc	614,179	684,815
Rathbone Brothers plc	33,875	853,024
Reach plc	697,538	776,072
Redde Northgate plc	534,799	2,612,477
Redrow plc	485,506	2,994,726
Renewi plc *	80,760	673,649
Renishaw plc	17,010	822,490
Rhi Magnesita N.V.	57,382	1,795,091
Rightmove plc	199,679	1,355,685
Rolls-Royce Holdings plc *	2,858,240	5,015,397
Rotork plc	694,242	2,723,167
See financial notes
Schwab Fundamental Index ETFs | Annual Report97

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings  as of February 28, 2023 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
RS Group plc	279,677	3,309,725
Sabre Insurance Group plc	475,356	575,489
Safestore Holdings plc	61,859	758,631
Saga plc *(a)	728,016	1,530,943
Savills plc	155,812	1,891,996
Schroders plc	560,578	3,375,672
Segro plc	206,481	2,058,303
Senior plc	1,049,456	2,119,233
Serco Group plc	1,326,636	2,505,502
SIG plc *	2,038,173	1,048,693
Sirius Real Estate Ltd.	483,223	490,826
Softcat plc	52,711	771,518
Speedy Hire plc	1,472,910	659,776
Spirax-Sarco Engineering plc	24,632	3,484,551
Spire Healthcare Group plc *	352,341	1,025,880
Spirent Communications plc	341,259	879,999
SSP Group plc *	899,008	2,823,267
SThree plc	271,326	1,501,157
Synthomer plc	703,716	1,301,785
TBC Bank Group plc	41,282	1,239,455
Telecom Plus plc	52,084	1,109,776
The British Land Co., plc	626,540	3,388,310
The Restaurant Group plc *	1,317,440	560,149
The Unite Group plc	52,915	629,725
THG plc *(a)	625,874	439,019
TI Fluid Systems plc	1,167,853	1,710,771
TP ICAP Group plc	1,151,300	2,690,074
Tritax Big Box REIT plc	386,206	699,937
TT Electronics plc	343,744	827,313
Tyman plc	389,386	1,197,381
Vesuvius plc	521,074	2,609,146
Victrex plc	78,793	1,672,199
Virgin Money UK plc	633,022	1,379,845
Vistry Group plc	505,069	5,010,927
Watches of Switzerland Group plc *	65,078	654,323
WH Smith plc	86,977	1,663,719
Wickes Group plc	651,644	1,178,635
Wizz Air Holdings plc *	24,004	749,759
Workspace Group plc	95,490	591,319
		259,094,543
Total Common Stocks (Cost $2,771,724,519)		2,832,657,109

PREFERRED STOCKS 0.2% OF NET ASSETS

Germany 0.2%
Draegerwerk AG & Co. KGaA	39,085	1,711,871
Sartorius AG	2,330	994,811
Sixt SE	19,002	1,545,630
		4,252,312

Italy 0.0%
Danieli & C Officine Meccaniche S.p.A. - RSP	58,897	1,199,238
Total Preferred Stocks (Cost $4,784,010)		5,451,550

SECURITY	NUMBER OF SHARES	VALUE ($)
RIGHTS 0.0% OF NET ASSETS

Australia 0.0%
Star Entertainment Group Ltd.
expires 03/13/23, strike HKD 44.20 *(b)	933,357	173,088

Sweden 0.0%
Beijer Ref AB
expires 03/16/23, strike SEK 110.00 *(b)	69,143	116,690
Total Rights (Cost $0)		289,778

WARRANTS 0.0% OF NET ASSETS

Italy 0.0%
Webuild S.p.A.
expires 08/02/30 *(a)(b)	37,091	67,617
Total Warrants (Cost $0)		67,617

SHORT-TERM INVESTMENTS 1.8% OF NET ASSETS

Money Market Funds 1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43% (c)	483	483
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43% (c)(d)	50,504,777	50,504,777
		50,505,260
Total Short-Term Investments (Cost $50,505,260)		50,505,260
Total Investments in Securities (Cost $2,827,013,789)		2,888,971,314

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 03/17/23	104	10,642,320	(190,834)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $47,376,659.
(b)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

See financial notes
98Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings  as of February 28, 2023 (continued)

CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)
HKD —	Hong Kong Dollar
SEK —	Swedish Krona

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$2,430,810,280	$—	$—	$2,430,810,280
Hong Kong	92,190,152	—	690,722*	92,880,874
Luxembourg	—	—	0*	0
Republic of Korea	226,385,773	—	1,400,558	227,786,331
Singapore	39,801,248	—	1,069,011	40,870,259
Spain	40,309,365	—	0*	40,309,365
Preferred Stocks[1]	5,451,550	—	—	5,451,550
Rights[1]
Australia	—	—	173,088	173,088
Sweden	—	—	116,690	116,690
Warrants[1]
Italy	—	—	67,617	67,617
Short-Term Investments[1]	50,505,260	—	—	50,505,260
Liabilities
Futures Contracts[2]	(190,834)	—	—	(190,834)
Total	$2,885,262,794	$—	$3,517,686	$2,888,780,480

*	Level 3 amount shown includes securities determined to have no value at February 28, 2023.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
See financial notes
Schwab Fundamental Index ETFs | Annual Report99

Schwab Fundamental International Small Company Index ETF
Statement of Assets and Liabilities

As of February 28, 2023
Assets
Investments in securities, at value - unaffiliated (cost $2,827,013,789) including securities on loan of $47,376,659		$2,888,971,314
Foreign currency, at value (cost $1,606,255)		1,598,874
Deposit with broker for futures contracts		579,233
Receivables:
Dividends		8,062,142
Foreign tax reclaims		1,513,127
Investments sold		245,055
Income from securities on loan	+	140,095
Total assets		2,901,109,840

Liabilities
Collateral held for securities on loan		50,504,777
Payables:
Management fees		858,461
Variation margin on futures contracts	+	77,899
Total liabilities		51,441,137
Net assets		$2,849,668,703

Net Assets by Source
Capital received from investors		$3,028,327,015
Total distributable loss	+	(178,658,312)
Net assets		$2,849,668,703

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,849,668,703		87,100,000		$32.72

See financial notes
100Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental International Small Company Index ETF
Statement of Operations

For the period March 1, 2022 through February 28, 2023
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $9,221,326)		$73,608,331
Securities on loan, net	+	1,583,909
Total investment income		75,192,240

Expenses
Management fees		10,042,979
Proxy fees[1]		114,721
Professional fees	+	2,577[2]
Total expenses		10,160,277
Expense reduction	–	2,577[2]
Net expenses	–	10,157,700
Net investment income		65,034,540

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(66,516,009)
Net realized gains on sales of in-kind redemptions - unaffiliated		33,176,368
Net realized losses on futures contracts		(2,018,600)
Net realized losses on foreign currency transactions	+	(1,591,963)
Net realized losses		(36,950,204)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		(191,745,960)
Net change in unrealized appreciation (depreciation) on futures contracts		633,619
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(248,924)
Net change in unrealized appreciation (depreciation)	+	(191,361,265)
Net realized and unrealized losses		(228,311,469)
Decrease in net assets resulting from operations		($163,276,929)

[1]	Proxy fees are non-routine expenses (see financial note 2(e) for additional information).
[2]
Professional fees associated with the filing of tax claims in the European Union deemed to be non-contingent and non-routine expenses of the fund (see financial notes 2(d)
and 4 for additional information).

See financial notes
Schwab Fundamental Index ETFs | Annual Report101

Schwab Fundamental International Small Company Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	3/1/22-2/28/23		3/1/21-2/28/22
Net investment income		$65,034,540	$50,856,402
Net realized gains (losses)		(36,950,204)	60,907,756
Net change in unrealized appreciation (depreciation)	+	(191,361,265)	(89,215,607)
Increase (decrease) in net assets resulting from operations		($163,276,929)	$22,548,551

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($51,473,080)	($68,417,380)

TRANSACTIONS IN FUND SHARES
	3/1/22-2/28/23			3/1/21-2/28/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		14,100,000	$443,207,943	13,600,000	$522,848,782
Shares redeemed	+	(1,900,000)	(64,742,920)	(2,200,000)	(83,941,621)
Net transactions in fund shares		12,200,000	$378,465,023	11,400,000	$438,907,161

SHARES OUTSTANDING AND NET ASSETS
	3/1/22-2/28/23			3/1/21-2/28/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		74,900,000	$2,685,953,689	63,500,000	$2,292,915,357
Total increase	+	12,200,000	163,715,014	11,400,000	393,038,332
End of period		87,100,000	$2,849,668,703	74,900,000	$2,685,953,689
See financial notes
102Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental Emerging Markets Large Company Index ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	3/1/22– 2/28/23	3/1/21– 2/28/22	3/1/20– 2/28/21	3/1/19– 2/29/20	3/1/18– 2/28/19
Per-Share Data
Net asset value at beginning of period	$29.25	$29.64	$25.54	$28.08	$31.22
Income (loss) from investment operations:
Net investment income (loss)[1]	1.55	1.36	0.79	1.02	0.85
Net realized and unrealized gains (losses)	(4.14)	(0.41)	4.02	(2.53)	(3.20)
Total from investment operations	(2.59)	0.95	4.81	(1.51)	(2.35)
Less distributions:
Distributions from net investment income	(1.39)	(1.34)	(0.71)	(1.03)	(0.79)
Other capital[1,2]	0.01	—	—	—	—
Net asset value at end of period	$25.28	$29.25	$29.64	$25.54	$28.08
Total return	(8.72%)	2.97%	19.12%	(5.74%)	(7.36%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.39%[3]	0.39%	0.39%	0.39%	0.39%
Net investment income (loss)	5.97%	4.29%	3.11%	3.61%	2.99%
Portfolio turnover rate[4]	28%	20%	25%	32%	33%
Net assets, end of period (x 1,000,000)	$4,529	$4,826	$3,806	$2,574	$2,342

[1]	Calculated based on the average shares outstanding during the period.
[2]
Includes additional variable charges paid by the cash purchasers and redeemers of creation units to the fund to offset the transaction costs of the fund of buying or selling portfolio securities (see financial note 10 for additional information).

[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab Fundamental Index ETFs | Annual Report103

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings  as of February 28, 2023

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 95.9% OF NET ASSETS

Brazil 6.3%
Ambev S.A.	5,553,503	14,243,570
B3 S.A. - Brasil Bolsa Balcao	3,271,811	6,611,682
Banco Bradesco S.A.	3,206,002	7,148,057
Banco do Brasil S.A.	2,843,941	21,953,152
BRF S.A. *	2,802,134	3,306,289
CCR S.A.	2,221,199	4,675,805
Centrais Eletricas Brasileiras S.A.	1,265,288	8,317,790
Cia de Saneamento Basico do Estado de Sao Paulo	716,649	7,103,757
Cia Paranaense de Energia	790,673	957,162
Equatorial Energia S.A.	1,123,780	5,473,926
Itau Unibanco Holding S.A.	855,383	3,558,703
JBS S.A.	2,925,791	10,754,483
Petroleo Brasileiro S.A.	8,309,604	45,760,361
Suzano S.A.	583,783	5,338,326
Telefonica Brasil S.A.	1,254,474	9,356,833
TIM S.A.	1,957,800	4,597,588
Ultrapar Participacoes S.A.	5,094,407	12,861,165
Vale S.A.	5,812,772	94,996,017
Vibra Energia S.A.	5,994,194	16,981,273
		283,995,939

Chile 0.8%
Banco de Chile	58,293,062	6,022,987
Cencosud S.A.	5,871,047	11,038,918
Empresas CMPC S.A.	3,159,949	5,221,246
Empresas Copec S.A.	1,391,533	9,997,498
Falabella S.A.	2,224,346	4,869,352
		37,150,001

China 35.0%
Agile Group Holdings Ltd. *	17,691,239	4,868,218
Agricultural Bank of China Ltd., A Shares	24,704,000	10,412,233
Agricultural Bank of China Ltd., H Shares	80,505,656	27,896,730
Alibaba Group Holding Ltd. *	8,296,602	91,426,979
Aluminum Corp. of China Ltd., A Shares	1,937,100	1,540,942
Aluminum Corp. of China Ltd., H Shares	9,169,554	4,672,682
Anhui Conch Cement Co., Ltd., A Shares	721,000	3,181,996
Anhui Conch Cement Co., Ltd., H Shares	2,981,680	10,939,854
BAIC Motor Corp., Ltd., H Shares	31,123,717	8,445,572
Baidu, Inc., A Shares *	1,738,928	29,862,729
Bank of China Ltd., A Shares	14,615,900	6,791,052
Bank of China Ltd., H Shares	209,884,055	77,006,953
Bank of Communications Co., Ltd., A Shares	7,830,600	5,519,505
SECURITY	NUMBER OF SHARES	VALUE ($)
Bank of Communications Co., Ltd., H Shares	21,285,115	12,582,067
Beijing Enterprises Holdings Ltd.	1,667,496	5,459,538
BYD Co., Ltd., A Shares	26,700	1,001,677
BYD Co., Ltd., H Shares	187,588	5,047,275
China Cinda Asset Management Co., Ltd., H Shares	41,165,482	5,349,231
China CITIC Bank Corp., Ltd., A Shares	2,609,100	1,846,566
China CITIC Bank Corp., Ltd., H Shares	33,755,374	15,610,167
China Communications Services Corp., Ltd., H Shares	13,588,446	5,279,924
China Construction Bank Corp., A Shares	1,885,700	1,529,892
China Construction Bank Corp., H Shares	268,574,343	164,234,263
China Everbright Bank Co., Ltd., A Shares	10,281,800	4,407,521
China Everbright Bank Co., Ltd., H Shares	10,439,270	3,005,637
China Everbright Environment Group Ltd.	10,328,580	4,184,328
China Evergrande Group *(a)	44,077,011	2,316,296
China Gas Holdings Ltd.	6,032,110	8,422,438
China Hongqiao Group Ltd.	5,965,850	6,376,646
China Jinmao Holdings Group Ltd.	23,078,376	4,468,964
China Life Insurance Co., Ltd., H Shares	5,650,001	9,573,223
China Mengniu Dairy Co., Ltd. *	1,992,277	8,756,425
China Merchants Bank Co., Ltd., A Shares	1,694,900	9,096,583
China Merchants Bank Co., Ltd., H Shares	4,594,099	24,874,095
China Minsheng Banking Corp., Ltd., A Shares	11,726,400	5,752,122
China Minsheng Banking Corp., Ltd., H Shares	31,053,227	10,720,969
China National Building Material Co., Ltd., H Shares	19,236,223	17,031,881
China Oriental Group Co., Ltd.	30,868,441	6,252,732
China Overseas Land & Investment Ltd.	8,626,762	21,386,940
China Pacific Insurance Group Co., Ltd., A Shares	769,700	3,058,117
China Pacific Insurance Group Co., Ltd., H Shares	4,371,754	11,584,494
China Petroleum & Chemical Corp., A Shares	15,883,700	10,647,474
China Petroleum & Chemical Corp., H Shares	177,544,059	90,700,258
China Railway Group Ltd., A Shares	5,121,600	4,449,914
China Railway Group Ltd., H Shares	13,254,984	6,906,540
China Resources Cement Holdings Ltd.	7,563,004	4,065,976
China Resources Land Ltd.	4,636,736	20,556,521
China Resources Pharmaceutical Group Ltd.	7,954,372	6,536,174
See financial notes
104Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings  as of February 28, 2023 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
China Resources Power Holdings Co., Ltd.	5,531,941	11,290,107
China Shenhua Energy Co., Ltd., A Shares	942,800	3,797,402
China Shenhua Energy Co., Ltd., H Shares	6,228,062	18,725,048
China State Construction Engineering Corp., Ltd., A Shares	10,729,200	8,673,865
China Taiping Insurance Holdings Co., Ltd.	6,036,059	7,128,386
China Tower Corp., Ltd., H Shares	90,550,594	9,805,466
China United Network Communications Ltd., A Shares	9,563,500	7,263,731
China Vanke Co., Ltd., A Shares	2,038,200	5,025,353
China Vanke Co., Ltd., H Shares	5,847,651	10,206,105
CITIC Ltd.	19,289,738	21,281,500
Country Garden Holdings Co., Ltd.	50,501,911	15,441,058
CRRC Corp., Ltd., A Shares	3,881,900	3,182,938
CRRC Corp., Ltd., H Shares	9,207,322	4,211,005
CSPC Pharmaceutical Group Ltd.	5,181,698	5,564,904
Dongfeng Motor Group Co., Ltd., H Shares	9,804,330	5,008,646
ENN Energy Holdings Ltd.	635,088	9,021,251
Fosun International Ltd.	8,739,131	7,147,617
Geely Automobile Holdings Ltd.	7,636,448	9,903,693
Guangzhou R&F Properties Co., Ltd., H Shares *(b)	37,315,495	9,174,967
Haier Smart Home Co., Ltd., A Shares	347,700	1,315,935
Haier Smart Home Co., Ltd., H Shares	2,023,072	7,152,080
Hengan International Group Co., Ltd.	1,347,364	6,196,553
Huaneng Power International, Inc., A Shares *	1,390,500	1,634,188
Huaneng Power International, Inc., H Shares *	11,805,536	5,805,385
Industrial & Commercial Bank of China Ltd., A Shares	13,292,700	8,222,249
Industrial & Commercial Bank of China Ltd., H Shares	194,761,378	97,262,832
Industrial Bank Co., Ltd., A Shares	2,803,900	6,820,483
JD.com, Inc., A Shares	882,295	19,524,128
Jiangxi Copper Co., Ltd., A Shares	639,500	1,804,881
Jiangxi Copper Co., Ltd., H Shares	4,908,988	7,729,803
Kingboard Holdings Ltd.	2,621,276	9,350,370
Kunlun Energy Co., Ltd.	14,210,383	11,369,031
Legend Holdings Corp., H Shares	4,878,449	5,388,388
Longfor Group Holdings Ltd.	3,130,140	8,932,433
Meituan, B Shares *	592,570	10,274,384
NetEase, Inc.	744,094	11,479,684
Nine Dragons Paper Holdings Ltd.	5,878,281	4,785,300
PetroChina Co., Ltd., H Shares	88,487,905	45,317,712
PICC Property & Casualty Co., Ltd., H Shares	17,329,033	15,210,783
Ping An Insurance Group Co. of China Ltd., A Shares	1,413,200	9,798,501
Ping An Insurance Group Co. of China Ltd., H Shares	11,838,665	80,387,393
Postal Savings Bank of China Co., Ltd., A Shares	2,220,600	1,443,836
Postal Savings Bank of China Co., Ltd., H Shares	13,878,530	8,327,648
SAIC Motor Corp., Ltd., A Shares	2,641,700	5,711,517
Shanghai Pharmaceuticals Holding Co., Ltd., A Shares	376,900	1,071,327
Shanghai Pharmaceuticals Holding Co., Ltd., H Shares	2,882,205	5,081,816
Shanghai Pudong Development Bank Co., Ltd., A Shares	7,348,300	7,589,625
SECURITY	NUMBER OF SHARES	VALUE ($)
Shenzhou International Group Holdings Ltd.	499,541	5,453,935
Sinopharm Group Co., Ltd., H Shares	5,760,146	15,410,289
Tencent Holdings Ltd.	2,262,563	99,040,276
Tingyi Cayman Islands Holding Corp.	2,810,526	4,540,094
Trip.com Group Ltd., ADR *	196,754	6,994,605
Vipshop Holdings Ltd., ADR *	984,997	14,666,605
Weichai Power Co., Ltd., A Shares	825,000	1,476,330
Weichai Power Co., Ltd., H Shares	3,162,512	4,689,680
Xiaomi Corp., B Shares *	10,726,810	16,207,397
Yankuang Energy Group Co., Ltd., A Shares	96,500	495,569
Yankuang Energy Group Co., Ltd., H Shares	2,110,124	6,357,658
Yum China Holdings, Inc.	321,356	18,881,379
Zhongsheng Group Holdings Ltd.	871,620	4,347,273
Zijin Mining Group Co., Ltd., A Shares	856,900	1,406,452
Zijin Mining Group Co., Ltd., H Shares	3,512,532	5,298,220
		1,587,745,382

Colombia 0.3%
Bancolombia S.A.	590,685	4,379,556
Ecopetrol S.A.	12,902,798	7,189,614
		11,569,170

Czech Republic 0.2%
CEZ A/S	181,763	8,499,707

Egypt 0.1%
Commercial International Bank Egypt S.A.E., GDR	3,509,708	5,208,407

Greece 0.5%
Alpha Services and Holdings S.A. *	8,000,882	12,557,710
Eurobank Ergasias Services & Holdings S.A., A Shares *	4,549,721	7,005,873
Hellenic Telecommunications Organization S.A.	354,167	5,453,629
		25,017,212

Hungary 0.5%
MOL Hungarian Oil & Gas plc	1,544,725	11,769,702
OTP Bank Nyrt	331,323	10,076,449
		21,846,151

India 10.5%
Axis Bank Ltd.	1,171,115	11,958,003
Bharat Petroleum Corp., Ltd.	4,024,576	15,449,834
Bharti Airtel Ltd.	1,361,491	12,224,474
Coal India Ltd.	3,938,407	10,261,988
GAIL India Ltd.	7,153,297	8,882,402
Grasim Industries Ltd.	438,791	8,378,789
HCL Technologies Ltd.	743,571	9,692,710
Hero MotoCorp Ltd.	227,659	6,661,988
Hindalco Industries Ltd.	2,582,582	12,471,246
Hindustan Petroleum Corp., Ltd.	4,831,608	12,580,562
Hindustan Unilever Ltd.	245,129	7,296,418
Housing Development Finance Corp., Ltd.	686,710	21,676,420
ICICI Bank Ltd.	584,712	6,046,403
Indian Oil Corp., Ltd.	23,151,047	21,297,815
Infosys Ltd.	2,087,355	37,560,649
See financial notes
Schwab Fundamental Index ETFs | Annual Report105

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings  as of February 28, 2023 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
ITC Ltd.	2,274,241	10,363,282
JSW Steel Ltd.	973,499	7,857,000
Larsen & Toubro Ltd.	491,642	12,543,584
Mahindra & Mahindra Ltd.	873,883	13,421,016
Maruti Suzuki India Ltd.	103,730	10,821,711
NTPC Ltd.	8,153,341	16,816,096
Oil & Natural Gas Corp., Ltd.	12,609,873	23,193,289
Power Finance Corp., Ltd.	4,576,821	8,049,956
Power Grid Corp. of India Ltd.	3,122,079	8,393,650
Rajesh Exports Ltd.	1,418,307	11,281,432
Reliance Industries Ltd.	1,905,169	53,525,875
State Bank of India	1,548,677	9,794,034
Sun Pharmaceutical Industries Ltd.	536,515	6,208,368
Tata Consultancy Services Ltd.	587,090	23,527,276
Tata Motors Ltd. *	3,166,467	16,114,346
Tata Motors Ltd., A Shares, DVR *	670,355	1,782,775
Tata Steel Ltd.	15,188,156	19,098,301
Tech Mahindra Ltd.	517,165	6,883,126
Vedanta Ltd.	2,787,903	9,049,914
Wipro Ltd.	1,197,588	5,607,118
		476,771,850

Indonesia 1.7%
PT Astra International Tbk	33,934,952	13,573,981
PT Bank Central Asia Tbk	15,872,534	9,107,192
PT Bank Mandiri (Persero) Tbk	17,300,839	11,344,812
PT Bank Negara Indonesia (Persero) Tbk	8,919,496	5,132,366
PT Bank Rakyat Indonesia (Persero) Tbk	44,732,451	13,698,396
PT Telkom Indonesia (Persero) Tbk	68,288,990	17,374,510
PT United Tractors Tbk	2,974,929	5,442,657
		75,673,914

Kuwait 0.7%
Kuwait Finance House KSCP	3,761,696	10,504,312
Mobile Telecommunications Co. KSCP	3,888,930	7,083,454
National Bank of Kuwait SAKP	4,416,838	15,399,207
		32,986,973

Malaysia 1.8%
Axiata Group Berhad	10,437,672	7,373,241
CIMB Group Holdings Berhad	9,398,824	11,749,839
Genting Berhad	6,708,600	6,966,479
Malayan Banking Berhad	8,112,258	15,908,161
Petronas Chemicals Group Berhad	2,824,200	4,506,133
Public Bank Berhad	11,422,200	10,512,242
Tenaga Nasional Berhad	11,951,900	24,955,834
		81,971,929

Mexico 4.3%
Alfa S.A.B. de C.V., A Shares	13,230,075	8,620,305
America Movil S.A.B. de C.V., Series L	46,066,657	47,713,241
Cemex SAB de C.V., ADR *	4,107,414	20,454,922
Fomento Economico Mexicano S.A.B. de C.V.	2,916,310	26,873,021
Grupo Bimbo S.A.B. de C.V., Series A	2,381,277	11,285,889
Grupo Financiero Banorte S.A.B. de C.V., O Shares	3,218,128	27,121,838
Grupo Mexico S.A.B. de C.V., Series B	3,734,862	16,730,959
Grupo Televisa S.A.B., Series CPO	4,962,777	4,958,715
Nemak S.A.B. de C.V. *	19,593,017	4,961,069
Orbia Advance Corp. S.A.B. de C.V.	2,311,570	4,819,923
Sitios Latinoamerica S.A.B. de C.V. *	2,392,456	962,205
SECURITY	NUMBER OF SHARES	VALUE ($)
Wal-Mart de Mexico S.A.B. de C.V.	5,077,862	19,953,989
		194,456,076

Qatar 0.6%
Ooredoo QPSC	2,660,446	6,720,973
Qatar Fuel QSC	997,645	4,451,632
Qatar National Bank QPSC	3,304,273	15,288,529
		26,461,134

Russia 0.0%
Alrosa PJSC *(a)(c)	49,456	1,134
Federal Grid Co. Unified Energy System PJSC *(a)(c)	19,817,058	536
Gazprom PJSC *(a)(c)	197,560	31,329
Inter RAO UES PJSC *(a)(c)	1,590,272	1,208
LUKOIL PJSC *(a)(c)	15,008	51,535
Magnit PJSC *(a)(c)	2,064	1,705
MMC Norilsk Nickel PJSC *(a)(c)	544	2,900
Mobile TeleSystems PJSC *(a)(c)	26,384	1,653
Novatek PJSC *(a)(c)	5,557	4,699
Novolipetsk Steel PJSC *(a)(c)	21,760	1,087
Rosneft Oil Co. PJSC *(a)(c)	28,418	5,832
Sberbank of Russia PJSC *(a)(c)	90,000	3,130
Severstal PAO *(a)(c)	3,392	1,275
Sistema PJSFC *(a)(c)	127,904	424
Tatneft PJSC *(a)(c)	45,568	11,383
		119,830

Saudi Arabia 2.0%
Al Rajhi Bank	546,930	10,245,874
Banque Saudi Fransi	405,521	3,533,646
Riyad Bank	610,695	4,239,299
Saudi Arabian Oil Co.	1,605,168	13,602,212
Saudi Basic Industries Corp.	986,029	23,253,852
Saudi Electricity Co.	1,382,884	8,180,892
Saudi Telecom Co.	1,693,266	15,860,339
The Saudi National Bank	799,628	10,068,198
		88,984,312

South Africa 4.9%
Absa Group Ltd.	1,336,260	14,446,349
AngloGold Ashanti Ltd.	594,983	10,050,655
Aspen Pharmacare Holdings Ltd.	512,911	3,964,695
Barloworld Ltd.	934,682	4,664,181
Bid Corp., Ltd.	528,271	11,574,837
Exxaro Resources Ltd.	425,821	4,665,502
FirstRand Ltd.	5,788,439	20,670,462
Gold Fields Ltd.	981,225	8,915,684
Impala Platinum Holdings Ltd.	459,461	4,292,933
MTN Group Ltd.	3,191,381	25,176,378
MultiChoice Group	755,067	5,799,902
Naspers Ltd., N Shares	72,099	12,792,920
Nedbank Group Ltd.	805,082	10,112,948
Old Mutual Ltd.	9,339,543	6,059,732
Sanlam Ltd.	2,134,395	6,956,805
Sappi Ltd.	2,253,916	6,000,620
Sasol Ltd.	856,627	12,615,896
Shoprite Holdings Ltd.	639,258	7,749,975
Standard Bank Group Ltd.	2,291,697	22,919,155
The Bidvest Group Ltd.	533,265	6,807,490
Vodacom Group Ltd.	1,048,972	7,240,871
Woolworths Holdings Ltd.	1,579,943	6,627,476
See financial notes
106Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings  as of February 28, 2023 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Zeda Ltd. *	930,931	611,619
		220,717,085

Taiwan 19.3%
Acer, Inc.	7,803,470	6,492,327
ASE Technology Holding Co., Ltd.	5,848,000	20,344,541
Asia Cement Corp.	3,567,000	5,238,788
Asustek Computer, Inc.	1,914,100	17,464,015
AUO Corp.	23,681,496	14,456,287
Catcher Technology Co., Ltd.	2,001,000	12,116,526
Cathay Financial Holding Co., Ltd.	8,908,994	12,704,370
Chailease Holding Co., Ltd.	693,700	5,133,965
Cheng Shin Rubber Industry Co., Ltd.	4,239,000	4,764,953
China Development Financial Holding Corp.	10,772,000	4,666,647
China Steel Corp.	16,716,088	17,226,576
Chunghwa Telecom Co., Ltd.	4,174,764	15,825,177
Compal Electronics, Inc.	23,604,000	18,708,433
CTBC Financial Holding Co., Ltd.	18,026,809	13,459,686
Delta Electronics, Inc.	1,572,696	14,787,817
E.Sun Financial Holding Co., Ltd.	6,794,697	5,563,849
Far Eastern New Century Corp.	9,234,061	9,834,270
Far EasTone Telecommunications Co., Ltd.	2,075,137	4,699,271
First Financial Holding Co., Ltd.	7,681,288	6,756,216
Formosa Chemicals & Fibre Corp.	6,896,882	16,116,379
Formosa Petrochemical Corp.	2,667,704	7,450,782
Formosa Plastics Corp.	5,286,704	15,771,883
Foxconn Technology Co., Ltd.	3,343,858	6,090,816
Fubon Financial Holding Co., Ltd.	8,367,768	16,477,661
Hon Hai Precision Industry Co., Ltd.	40,418,928	133,980,266
Hotai Motor Co., Ltd.	251,000	5,082,689
Innolux Corp.	34,466,560	16,628,380
Inventec Corp.	12,363,646	10,793,514
Largan Precision Co., Ltd.	119,200	8,626,200
Lite-On Technology Corp.	3,876,229	8,841,560
MediaTek, Inc.	829,046	19,672,140
Mega Financial Holding Co., Ltd.	8,436,786	9,220,531
Micro-Star International Co., Ltd.	1,130,000	5,080,819
Nan Ya Plastics Corp.	7,278,588	18,059,412
Novatek Microelectronics Corp.	481,000	6,432,908
Pegatron Corp.	10,910,234	24,348,805
Pou Chen Corp.	10,127,000	11,167,469
Powertech Technology, Inc.	1,840,000	5,320,205
President Chain Store Corp.	614,000	5,380,397
Quanta Computer, Inc.	6,144,058	16,151,858
Shin Kong Financial Holding Co., Ltd.	16,725,000	4,879,806
Synnex Technology International Corp.	3,792,178	7,778,635
Taiwan Cement Corp.	8,750,760	11,243,777
Taiwan Cooperative Financial Holding Co., Ltd.	5,885,340	5,147,584
Taiwan Mobile Co., Ltd.	1,742,530	5,524,488
Taiwan Semiconductor Manufacturing Co., Ltd.	10,405,352	174,506,798
Uni-President Enterprises Corp.	7,560,796	16,749,659
United Microelectronics Corp. *	11,161,931	18,298,248
Walsin Lihwa Corp.	5,984,925	11,117,569
Wistron Corp.	14,717,934	16,012,718
WPG Holdings Ltd.	6,440,880	10,421,418
Yageo Corp.	371,635	6,561,960
Yuanta Financial Holding Co., Ltd.	10,233,388	7,640,742
		872,821,790

Thailand 3.0%
Advanced Info Service PCL NVDR	1,280,800	7,320,669
Bangkok Bank PCL NVDR	1,527,600	7,067,169
SECURITY	NUMBER OF SHARES	VALUE ($)
Charoen Pokphand Foods PCL NVDR	10,986,300	6,901,167
CP ALL PCL NVDR	4,967,200	8,714,078
Krung Thai Bank PCL NVDR	14,075,300	6,890,042
PTT Exploration & Production PCL NVDR	1,778,200	7,547,271
PTT Global Chemical PCL NVDR	8,135,700	10,877,143
PTT PCL NVDR	48,605,000	43,665,936
SCB X PCL NVDR	4,338,200	12,766,181
Thai Oil PCL NVDR	4,062,687	5,805,275
The Siam Cement PCL NVDR	1,849,900	17,116,466
		134,671,397

Turkey 2.3%
Akbank T.A.S.	13,738,685	12,735,155
BIM Birlesik Magazalar A/S	1,029,293	7,431,147
Eregli Demir ve Celik Fabrikalari T.A.S.	3,676,624	8,588,332
Haci Omer Sabanci Holding A/S	4,041,677	9,329,746
KOC Holding A/S	2,390,465	9,819,406
Turk Hava Yollari AO *	1,881,865	14,314,096
Turkcell Iletisim Hizmetleri A/S	6,421,565	10,857,373
Turkiye Garanti Bankasi A/S	7,559,320	9,321,520
Turkiye Is Bankasi A/S, Class C	16,103,325	9,689,802
Turkiye Petrol Rafinerileri A/S *	432,228	13,578,814
		105,665,391

United Arab Emirates 1.1%
Abu Dhabi Commercial Bank PJSC	2,685,972	6,128,332
Dubai Islamic Bank PJSC	3,392,920	5,302,520
Emaar Properties PJSC	6,213,877	9,474,308
Emirates Telecommunications Group Co. PJSC	2,906,204	20,177,302
First Abu Dhabi Bank PJSC	2,733,157	10,477,654
		51,560,116
Total Common Stocks (Cost $4,071,630,332)		4,343,893,766

PREFERRED STOCKS 3.8% OF NET ASSETS

Brazil 3.7%
Banco Bradesco S.A.	10,819,081	27,106,246
Centrais Eletricas Brasileiras S.A., B Shares	540,807	3,726,096
Cia Energetica de Minas Gerais	3,348,088	6,720,931
Cia Paranaense de Energia, B Shares	2,960,520	3,997,867
Gerdau S.A.	2,213,357	12,137,915
Itau Unibanco Holding S.A.	9,039,873	44,033,170
Metalurgica Gerdau S.A.	3,080,301	7,422,412
Petroleo Brasileiro S.A.	12,735,996	61,573,455
		166,718,092

Colombia 0.1%
Bancolombia S.A.	944,935	6,014,704

Russia 0.0%
Surgutneftegas PJSC *(a)(c)	265,800	5,614
Tatneft PJSC *(a)(c)	4,870	1,077
Transneft PJSC *(a)(c)	116	11,594
		18,285
Total Preferred Stocks (Cost $162,240,261)		172,751,081
See financial notes
Schwab Fundamental Index ETFs | Annual Report107

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings  as of February 28, 2023 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.4% OF NET ASSETS

Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43% (d)	12,434,821	12,434,821
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43% (d)(e)	5,765,400	5,765,400
		18,200,221
Total Short-Term Investments (Cost $18,200,221)		18,200,221
Total Investments in Securities (Cost $4,252,070,814)		4,534,845,068

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI Emerging Markets Index, expires 03/17/23	346	16,658,170	(619,359)

*	Non-income producing security.
(a)	Fair valued using significant unobservable inputs (see financial note 2(a), Securities for which no quoted value is available, for additional information).
(b)	All or a portion of this security is on loan. Securities on loan were valued at $4,872,771.
(c)
Trading in Russian securities listed on the Moscow Exchange, Russian ADRs, and Russian GDRs are subject to trade restrictions; and therefore, the ability of the fund to buy these securities is currently not permitted, and the ability of the fund to sell these securities is uncertain.

(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
DVR —	Differential Voting Rights
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$2,756,028,554	$—	$—	$2,756,028,554
China	1,585,429,086	—	2,316,296	1,587,745,382
Russia	—	—	119,830	119,830
Preferred Stocks[1]	172,732,796	—	—	172,732,796
Russia	—	—	18,285	18,285
Short-Term Investments[1]	18,200,221	—	—	18,200,221
Liabilities
Futures Contracts[2]	(619,359)	—	—	(619,359)
Total	$4,531,771,298	$—	$2,454,411	$4,534,225,709

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
See financial notes
108Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental Emerging Markets Large Company Index ETF
Statement of Assets and Liabilities

As of February 28, 2023
Assets
Investments in securities, at value - unaffiliated (cost $4,252,070,814) including securities on loan of $4,872,771		$4,534,845,068
Foreign currency, at value (cost $3,551,278)		3,492,510
Deposit with broker for futures contracts		952,383
Receivables:
Dividends		11,145,018
Income from securities on loan	+	30,464
Total assets		4,550,465,443

Liabilities
Collateral held for securities on loan		5,765,400
Payables:
Foreign capital gains tax		8,498,713
Investments bought		5,288,877
Management fees		1,396,032
Variation margin on futures contracts	+	110,556
Total liabilities		21,059,578
Net assets		$4,529,405,865

Net Assets by Source
Capital received from investors		$5,060,006,393
Total distributable loss	+	(530,600,528)
Net assets		$4,529,405,865

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$4,529,405,865		179,200,000		$25.28

See financial notes
Schwab Fundamental Index ETFs | Annual Report109

Schwab Fundamental Emerging Markets Large Company Index ETF
Statement of Operations

For the period March 1, 2022 through February 28, 2023
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $28,051,268)		$282,036,865
Securities on loan, net	+	733,345
Total investment income		282,770,210

Expenses
Management fees		17,327,414
Proxy fees[1]	+	170,008
Total expenses	–	17,497,422
Net investment income		265,272,788

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated (net of foreign capital gains tax paid of $5,425,250)		(620,745,631)
Net realized gains on sales of in-kind redemptions - unaffiliated		86,303,189
Net realized losses on futures contracts		(6,686,707)
Net realized losses on foreign currency transactions	+	(4,742,422)
Net realized losses		(545,871,571)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated (net of change in foreign capital gains tax of $5,120,214)		(153,396,010)
Net change in unrealized appreciation (depreciation) on futures contracts		(349,409)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(28,063)
Net change in unrealized appreciation (depreciation)	+	(153,773,482)
Net realized and unrealized losses		(699,645,053)
Decrease in net assets resulting from operations		($434,372,265)

[1]	Proxy fees are non-routine expenses (see financial note 2(e) for additional information).
See financial notes
110Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental Emerging Markets Large Company Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	3/1/22-2/28/23		3/1/21-2/28/22
Net investment income		$265,272,788	$203,609,703
Net realized gains (losses)		(545,871,571)	67,724,678
Net change in unrealized appreciation (depreciation)	+	(153,773,482)	(200,966,001)
Increase (decrease) in net assets resulting from operations		($434,372,265)	$70,368,380

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($239,783,490)	($210,038,530)

TRANSACTIONS IN FUND SHARES
	3/1/22-2/28/23			3/1/21-2/28/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		35,600,000	$943,221,611	40,800,000	$1,289,730,550
Other capital		—	1,902,000	—	—
Shares redeemed	+	(21,400,000)	(567,127,546)	(4,200,000)	(130,019,083)
Net transactions in fund shares		14,200,000	$377,996,065	36,600,000	$1,159,711,467

SHARES OUTSTANDING AND NET ASSETS
	3/1/22-2/28/23			3/1/21-2/28/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		165,000,000	$4,825,565,555	128,400,000	$3,805,524,238
Total increase (decrease)	+	14,200,000	(296,159,690)	36,600,000	1,020,041,317
End of period		179,200,000	$4,529,405,865	165,000,000	$4,825,565,555
See financial notes
Schwab Fundamental Index ETFs | Annual Report111

Schwab Fundamental Index ETFs
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB STRATEGIC TRUST (ORGANIZED JANUARY 27, 2009)
Schwab Fundamental U.S. Broad Market Index ETF	Schwab U.S. REIT ETF
Schwab Fundamental U.S. Large Company Index ETF	Schwab International Dividend Equity ETF
Schwab Fundamental U.S. Small Company Index ETF	Schwab International Equity ETF
Schwab Fundamental International Large Company Index ETF	Schwab International Small-Cap Equity ETF
Schwab Fundamental International Small Company Index ETF	Schwab Emerging Markets Equity ETF
Schwab Fundamental Emerging Markets Large Company Index ETF	Schwab U.S. TIPS ETF
Schwab U.S. Broad Market ETF	Schwab Short-Term U.S. Treasury ETF
Schwab 1000 Index® ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab U.S. Large-Cap ETF	Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Aggregate Bond ETF
Schwab U.S. Large-Cap Value ETF	Schwab 1-5 Year Corporate Bond ETF
Schwab U.S. Mid-Cap ETF	Schwab 5-10 Year Corporate Bond ETF
Schwab U.S. Small-Cap ETF	Schwab Ariel ESG ETF
Schwab U.S. Dividend Equity ETF	Schwab Crypto Thematic ETF
Schwab Municipal Bond ETF
The funds issue and redeem shares at their net asset value per share (NAV) only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). A chart showing the frequency at which each fund’s daily closing market price was at a discount or premium to each fund’s NAV can be found at www.schwabassetmanagement.com
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain mutual funds and exchange-traded funds (ETFs) which are referred to as “underlying funds”. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and available on the SEC’s website at www.sec.gov
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
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Financial Notes (continued)

2. Significant Accounting Policies (continued):
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
• Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
• Mutual funds: Mutual funds are valued at their respective NAVs.
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
• Level 1 — quoted prices in active markets for identical investments - Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, ETFs and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of February 28, 2023, are disclosed in the Portfolio Holdings.
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Financial Notes (continued)

2. Significant Accounting Policies (continued):
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of February 28, 2023, Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large Company Index ETF, Schwab Fundamental U.S. Small Company Index ETF, Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF and Schwab Fundamental Emerging Markets Large Company Index ETF had securities on loan, all of which were classified as common stocks, rights and warrants. The value of the securities on loan and the related collateral as of February 28, 2023 are disclosed in each fund’s Portfolio Holdings and Statement of Assets and Liabilities.
Passive Foreign Investment Companies: Certain funds may own shares in certain foreign corporations that meet the Internal Revenue Code definition of a passive foreign investment company (PFIC). The funds may elect for tax purposes to mark-to-market annually the shares of each PFIC lot held and would be required to distribute as ordinary income to shareholders any such marked-to-market gains (as well as any gains realized on sale).
Central Securities Depositories Regulation: The Central Securities Depositories Regulation (CSDR) introduced measures for the authorization and supervision of European Union Central Security Depositories and created a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and operational aspects of securities settlement, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails. CSDR measures are aimed to prevent settlement fails by ensuring that all transaction details are provided to facilitate settlement, as well as further incentivizing timely settlement by imposing cash penalty fines and buy-ins. The Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF and Schwab Fundamental Emerging Markets Large Company Index ETF may be subject to pay cash penalties and may also receive cash penalties with certain counterparties in instances where there are settlement fails. These cash penalties are included in net realized gains (losses) on sales of securities in each fund’s Statement of Operations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
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Financial Notes (continued)

2. Significant Accounting Policies (continued):
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends, in the form of cash or non-cash income such as in the form of additional securities, and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the date the ex-dividend is confirmed. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
The Schwab Fundamental International Large Company Index ETF and Schwab Fundamental International Small Company Index ETF filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by the investment adviser. The professional fees are non-contingent and non-routine fees which are subject to repayment to the investment adviser (see financial note 4 for additional information).
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement (Advisory Agreement) between the investment adviser and the trust, the investment adviser will pay the operating expenses of each fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund. The Advisory Agreement excludes paying acquired fund fees and expenses, which are indirect expenses incurred by a fund through its investments in underlying funds.
(f) Distributions to Shareholders:
Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large Company Index ETF, and Schwab Fundamental U.S. Small Company Index ETF make distributions from net investment income, if any, quarterly. Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF, and Schwab Fundamental Emerging Markets Large Company Index ETF make distributions from net investment income, if any, semiannually. All funds make distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
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Financial Notes (continued)

2. Significant Accounting Policies (continued):
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes accrued as of February 28, 2023, if any, are reflected in each fund’s Statement of Assets and Liabilities.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(k) Regulatory Update:
Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The funds are index funds. Therefore, each fund follows their respective securities included in the index during upturns as well as downturns. Because of their indexing strategies, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the funds’ expenses, the funds’ performance may be below that of their respective index. Errors relating to an index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in an index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for a fund.
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Financial Notes (continued)

3. Risk Factors (continued):
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, a fund’s performance could be impacted.
Large-Cap Company Risk. Certain funds invest in large-cap company stocks. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Certain funds invest in mid-cap company stocks. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Certain funds invest in small-cap company stocks. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Foreign Investment Risk. A fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund’s investments and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. Foreign securities also include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs), which may be less liquid than the underlying shares in their primary trading market, and GDRs, in particular, many of which are issued by companies in emerging markets, may be more volatile. Foreign securities may also include investments in variable interest entities (VIEs) structures, which are created by China-based operating companies in jurisdictions outside of China to obtain indirect financing due to Chinese regulations that prohibit non-Chinese ownership of those companies. To the extent a fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries, and the fund’s price may be more volatile than the price of a fund that is geographically diversified.
Emerging Markets Risk. Certain funds invest in emerging markets. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and record keeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with a fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
Sampling Index Tracking Risk. Certain funds may not fully replicate the index and may hold securities not included in the index. As a result, a fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because certain funds utilize a sampling approach they may not track the return of their respective index as well as they would if the funds purchased all of the securities in their respective index.
Tracking Error Risk. As index funds, each fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Derivatives Risk. Each fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures and swaps. An option is the right, but not the obligation, to buy or sell an instrument at a specific price on or before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a
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Financial Notes (continued)

3. Risk Factors (continued):
specific day. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. A fund’s use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk, leverage risk and market risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to counterparty risk, lack of availability risk, valuation risk, correlation risk and tax risk. Counterparty risk is the risk that the counterparty to a derivatives transaction may not fulfill its contractual obligations either because the financial condition of the counterparty declines, or because the counterparty is otherwise unable or unwilling to perform under the contract. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and could cause the fund to lose more than the initial amount invested.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Leverage Risk. Certain fund transactions, such as derivatives transactions, may give rise to a form of leverage and may expose a fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of a fund’s portfolio securities which means even a small amount of leverage can have a disproportionately large impact on the fund. The use of leverage may cause a fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Concentration Risk. To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of a fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption, or as a result of other factors impacting foreign securities, including liquidity, irregular trading activity and timing differences between foreign markets where securities trade and the secondary market where fund shares are sold.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Advisory Agreement between the investment adviser and the trust.
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Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
For its advisory services to the funds, the investment adviser is entitled to receive an annual management fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
SCHWAB FUNDAMENTAL U.S. BROAD MARKET INDEX ETF	SCHWAB FUNDAMENTAL U.S. LARGE COMPANY INDEX ETF	SCHWAB FUNDAMENTAL U.S. SMALL COMPANY INDEX ETF	SCHWAB FUNDAMENTAL INTERNATIONAL LARGE COMPANY INDEX ETF	SCHWAB FUNDAMENTAL INTERNATIONAL SMALL COMPANY INDEX ETF	SCHWAB FUNDAMENTAL EMERGING MARKETS LARGE COMPANY INDEX ETF
0.25%	0.25%	0.25%	0.25%	0.39%	0.39%
Other Affiliated Transactions
The professional fees related to foreign withholding tax claims discussed in financial note 2(d) are non-contingent and non-routine fees. The investment adviser agreed to pay these professional fees, on behalf of the funds, subject to reimbursement by the funds to the extent the funds are able to successfully recover taxes withheld in the future.
For the period ended February 28, 2023, the professional fees incurred by the Schwab Fundamental International Large Company Index ETF and Schwab Fundamental International Small Company Index ETF and paid by the investment adviser were $22,400 and $2,577, respectively, as shown in the Statement of Operations.
For the period ended February 28, 2023, Schwab Fundamental International Large Company Index ETF and Schwab Fundamental International Small Company Index ETF recovered previously withheld foreign taxes from France and Sweden. The payments received by Schwab Fundamental International Large Company Index ETF and Schwab Fundamental International Small Company Index ETF amounted to $4,519,977 and $559,284 , which includes $345,253 and $0 of interest income, and are recorded as income in the fund’s Statement of Operations. The investment adviser had paid upfront professional fees associated with recovering these foreign taxes in the amount of $25,665 and $5,178, for Schwab Fundamental International Large Company Index ETF and Schwab Fundamental International Small Company Index ETF, respectively. Those amounts have been reimbursed to the investment adviser. During the period ended February 28, 2023, Schwab Fundamental Emerging Markets Large Company Index ETF did not recover any previously withheld foreign taxes and made no reimbursements to the investment adviser.
As of February 28, 2023, the balance of professional fees related to foreign withholding tax subject to future reimbursement by the Schwab Fundamental International Large Company Index ETF and Schwab Fundamental International Small Company Index ETF to the investment adviser were $16,263 and $1,987. Schwab Fundamental Emerging Markets Large Company Index ETF had no balance of professional fees related to foreign withholding tax subject to future reimbursement by the fund to the investment adviser.
No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.
Interfund Transactions
The funds may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended February 28, 2023, each fund’s total purchases and sales of securities with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	REALIZED GAINS (LOSSES)
Schwab Fundamental U.S. Broad Market Index ETF	$17,188,388	$13,673,370	($1,626,293)
Schwab Fundamental U.S. Large Company Index ETF	434,305,288	341,726,779	(48,745,690)
Schwab Fundamental U.S. Small Company Index ETF	213,853,415	219,722,956	(12,064,330)
Schwab Fundamental International Large Company Index ETF	199,472,632	126,405,843	(4,631,779)
Schwab Fundamental International Small Company Index ETF	97,075,900	104,824,578	2,014,171
Schwab Fundamental Emerging Markets Large Company Index ETF	97,578,961	33,417,937	416,201

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Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex . All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board. The funds had no interfund borrowing or lending activity during the period.

5. Other Service Providers:
SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the funds.
State Street Bank and Trust Company (State Street) serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares. The transfer agent is also responsible for the order-taking function for the funds’ shares.
State Street also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.

6. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any interested or non-interested (independent trustees) trustees. The independent trustees are paid by the investment adviser. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $850 million line of credit (the Syndicated Credit Facility), which matured on September 29, 2022. On September 29, 2022, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount increasing to $1 billion, maturing on September 28, 2023. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street which matured on September 29, 2022. On September 29, 2022, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 28, 2023. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Derivatives:
Certain funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The value and variation margin for futures contracts held at February 28, 2023 are presented in the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized gains (losses) and net change in unrealized appreciation (depreciation) on futures contracts are presented in the Statement of Operations. Refer to financial note 2(b) for the
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Schwab Fundamental Index ETFs
Financial Notes (continued)

8. Derivatives (continued):
funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended February 28, 2023, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	NOTIONAL AMOUNTS	NUMBER OF CONTRACTS
Schwab Fundamental U.S. Broad Market Index ETF	$679,692	7
Schwab Fundamental U.S. Large Company Index ETF	16,384,813	81
Schwab Fundamental U.S. Small Company Index ETF	9,854,975	105
Schwab Fundamental International Large Company Index ETF	38,184,852	391
Schwab Fundamental International Small Company Index ETF	12,987,888	132
Schwab Fundamental Emerging Markets Large Company Index ETF	24,557,200	489

9. Purchases and Sales of Investment Securities:
For the period ended February 28, 2023, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab Fundamental U.S. Broad Market Index ETF	$60,651,187	$54,075,597
Schwab Fundamental U.S. Large Company Index ETF	1,256,945,770	1,192,965,752
Schwab Fundamental U.S. Small Company Index ETF	1,627,517,954	1,374,892,119
Schwab Fundamental International Large Company Index ETF	1,349,421,267	1,149,165,794
Schwab Fundamental International Small Company Index ETF	868,742,041	784,623,515
Schwab Fundamental Emerging Markets Large Company Index ETF	1,737,772,042	1,251,134,304

10. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund often consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. Variable charges paid to the funds, except for Schwab Fundamental Emerging Markets Large Company Index ETF, generally have no effect on net asset value per share. Variable charges were larger than the other funds for the Schwab Fundamental Emerging Markets Large Company Index ETF in the current period and are disclosed in Other Capital on the Financial Highlights and on the Statement of Changes in Net Assets. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, the investment adviser may cover the cost of any transaction fees when believed to be in the best interests of a fund.
The in-kind transactions for the period ended February 28, 2023, were as follows:
	IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
Schwab Fundamental U.S. Broad Market Index ETF	$118,624,278	$45,979,275
Schwab Fundamental U.S. Large Company Index ETF	3,168,217,540	2,278,562,525
Schwab Fundamental U.S. Small Company Index ETF	2,488,227,086	793,529,232
Schwab Fundamental International Large Company Index ETF	1,966,157,811	30,844,379
Schwab Fundamental International Small Company Index ETF	381,638,405	59,396,268
Schwab Fundamental Emerging Markets Large Company Index ETF	186,360,431	290,881,946
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Financial Notes (continued)

10. In-Kind Transactions (continued):
For the period ended February 28, 2023, the funds may realize net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized gains or losses on sales of in-kind redemptions for the period ended February 28, 2023 are disclosed in the funds’ Statements of Operations, if any.

11. Federal Income Taxes:
As of February 28, 2023, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab Fundamental U.S. Broad Market Index ETF	$406,856,561	$101,753,231	($22,859,789)	$78,893,442
Schwab Fundamental U.S. Large Company Index ETF	9,777,919,675	1,224,313,710	(636,862,287)	587,451,423
Schwab Fundamental U.S. Small Company Index ETF	6,100,332,151	971,798,759	(592,507,890)	379,290,869
Schwab Fundamental International Large Company Index ETF	8,584,156,296	1,388,132,321	(624,066,145)	764,066,176
Schwab Fundamental International Small Company Index ETF	2,923,738,574	376,913,036	(411,871,130)	(34,958,094)
Schwab Fundamental Emerging Markets Large Company Index ETF	4,490,636,974	655,822,796	(612,234,061)	43,588,735
As of February 28, 2023, the components of distributable earnings on a tax basis were as follows:
	UNDISTRIBUTED ORDINARY INCOME	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	NET OTHER UNREALIZED APPRECIATION (DEPRECIATION)	CAPITAL LOSS CARRYFORWARDS AND OTHER LOSSES	TOTAL
Schwab Fundamental U.S. Broad Market Index ETF	$1,627,785	$78,893,442	$—	($19,267,879)	$61,253,348
Schwab Fundamental U.S. Large Company Index ETF	36,139,740	587,451,423	—	(420,200,288)	203,390,875
Schwab Fundamental U.S. Small Company Index ETF	11,129,722	379,290,869	—	(531,921,543)	(141,500,952)
Schwab Fundamental International Large Company Index ETF	40,401,697	764,066,176	(573,488)	(293,445,861)	510,448,524
Schwab Fundamental International Small Company Index ETF	20,228,773	(34,958,094)	(257,296)	(163,671,695)	(178,658,312)
Schwab Fundamental Emerging Markets Large Company Index ETF	16,679,769	43,588,735	(8,560,349)	(582,308,683)	(530,600,528)
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales, the realization for tax purposes of unrealized appreciation (depreciation) on futures contracts, the realization for tax purposes of unrealized appreciation on investments in PFICs and partnership investments. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of February 28, 2023, the funds had capital loss carryforwards available as follows:

Schwab Fundamental U.S. Broad Market Index ETF	$19,267,879
Schwab Fundamental U.S. Large Company Index ETF	420,200,288
Schwab Fundamental U.S. Small Company Index ETF	531,921,543
Schwab Fundamental International Large Company Index ETF	293,445,861
Schwab Fundamental International Small Company Index ETF	163,671,695
Schwab Fundamental Emerging Markets Large Company Index ETF	582,308,683
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Schwab Fundamental Index ETFs
Financial Notes (continued)

11. Federal Income Taxes (continued):
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
	CURRENT FISCAL YEAR END DISTRIBUTIONS	PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	ORDINARY INCOME
Schwab Fundamental U.S. Broad Market Index ETF	$8,668,580	$6,475,295
Schwab Fundamental U.S. Large Company Index ETF	197,038,665	130,197,615
Schwab Fundamental U.S. Small Company Index ETF	74,669,735	56,395,300
Schwab Fundamental International Large Company Index ETF	247,435,740	245,365,750
Schwab Fundamental International Small Company Index ETF	51,473,080	68,417,380
Schwab Fundamental Emerging Markets Large Company Index ETF	239,783,490	210,038,530
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of February 28, 2023, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended February 28, 2023, the funds did not incur any interest or penalties.

12. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Schwab Fundamental Index ETFs
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Strategic Trust and Shareholders of Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large Company Index ETF, Schwab Fundamental U.S. Small Company Index ETF, Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF, and Schwab Fundamental Emerging Markets Large Company Index ETF:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large Company Index ETF, Schwab Fundamental U.S. Small Company Index ETF, Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF, and Schwab Fundamental Emerging Markets Large Company Index ETF (the “Funds”), six of the funds constituting Schwab Strategic Trust, as of February 28, 2023, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2023, and the results of their operations for the year then ended, the changes in their net assets for the two years in the period then ended, and the financial highlights for each of the three years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for each of the two years in the period ended February 29, 2020 were audited by other auditors, whose report, dated April 16, 2020, expressed an unqualified opinion on such financial highlights.
Basis for Opinions
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of February 28, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
April 17, 2023
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
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Schwab Fundamental Index ETFs
Other Federal Tax Information (unaudited)

The funds may elect to pass through, under section 853(a) of the Internal Revenue Code, the foreign tax credit to their shareholders for the fiscal year ended February 28, 2023. The foreign tax credit and the foreign source income amounts are as follows:
	FOREIGN TAX CREDIT	FOREIGN SOURCE INCOME
Schwab Fundamental U.S. Broad Market Index ETF	$—	$—
Schwab Fundamental U.S. Large Company Index ETF	—	—
Schwab Fundamental U.S. Small Company Index ETF	—	—
Schwab Fundamental International Large Company Index ETF	18,774,141	313,861,398
Schwab Fundamental International Small Company Index ETF	7,405,244	81,519,379
Schwab Fundamental Emerging Markets Large Company Index ETF	23,947,690	309,716,088
For corporate shareholders, the following percentage of the funds dividend distributions paid during the fiscal year ended February 28, 2023, qualify for the corporate dividends received deduction:

Schwab Fundamental U.S. Broad Market Index ETF	100.00%
Schwab Fundamental U.S. Large Company Index ETF	100.00%
Schwab Fundamental U.S. Small Company Index ETF	83.19%
Schwab Fundamental International Large Company Index ETF	—%
Schwab Fundamental International Small Company Index ETF	—%
Schwab Fundamental Emerging Markets Large Company Index ETF	—%
For the fiscal year ended February 28, 2023, the funds designate the following amounts of the dividend distributions as qualified dividends for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code. Shareholders will be notified in January 2024 via IRS Form 1099 of the amounts for use in preparing their 2023 income tax return.
Schwab Fundamental U.S. Broad Market Index ETF	$8,668,580
Schwab Fundamental U.S. Large Company Index ETF	197,038,665
Schwab Fundamental U.S. Small Company Index ETF	63,319,515
Schwab Fundamental International Large Company Index ETF	256,559,503
Schwab Fundamental International Small Company Index ETF	50,241,062
Schwab Fundamental Emerging Markets Large Company Index ETF	113,647,809
For the fiscal year ended February 28, 2023, the funds designate the following amounts as dividends eligible for the 20% qualified business income deduction under section 199A of the Internal Revenue Code. Shareholders will be notified in January 2024 via IRS Form 1099 of the amounts for use in preparing their 2023 income tax return.
Schwab Fundamental U.S. Broad Market Index ETF	$—
Schwab Fundamental U.S. Large Company Index ETF	—
Schwab Fundamental U.S. Small Company Index ETF	11,350,220
Schwab Fundamental International Large Company Index ETF	—
Schwab Fundamental International Small Company Index ETF	—
Schwab Fundamental Emerging Markets Large Company Index ETF	—
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Schwab Fundamental Index ETFs
Liquidity Risk Management Program  (unaudited)

The funds have adopted and implemented a liquidity risk management program (the “program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The funds’ Board of Trustees (the “Board”) has designated the funds’ investment adviser, Charles Schwab Investment Management, Inc., dba Schwab Asset Management, as the administrator of the program. Personnel of the investment adviser or its affiliates conduct the day-to-day operation of the program.
Under the program, the investment adviser manages a fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. The program is reasonably designed to assess and manage a fund’s liquidity risk, taking into consideration the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its historical redemption history and shareholder concentrations; and its cash holdings and access to other funding sources, including the custodian overdraft facility and lines of credit. The investment adviser’s process of determining the degree of liquidity of each fund’s investments is supported by third-party liquidity assessment vendors.
The funds’ Board reviewed a report at its meeting held on September 19, 2022 prepared by the investment adviser regarding the operation and effectiveness of the program for the period June 1, 2021, through May 31, 2022, which included individual fund liquidity risk metrics. No significant liquidity events impacting any of the funds were noted in the report. In addition, the investment adviser provided its assessment that the program had been operating effectively in managing each fund’s liquidity risk.
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Schwab Fundamental Index ETFs
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Strategic Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 105 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	105	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	105	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	105	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	105	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	105	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	105	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	105	None
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Schwab Fundamental Index ETFs

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)
Co-Chairman of the Board (July 2022 – present), Director and Chief
Executive Officer (Oct. 2008 – present) and President
(Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and
Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director
(May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director
(Apr. 2006 – present), Charles Schwab Bank, SSB; Director
(Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director
(July 2019 – present), Charles Schwab Trust Bank; Director
(May 2008 – present), Chief Executive Officer (Aug. 2017 – present) and
President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Director
(Oct. 2020 – present), TD Ameritrade Holding Corporation; Director
(July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.
		105	Director (2008 – present), The Charles Schwab Corporation
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)
President (Oct. 2021 – present) and Executive Vice President – Schwab
Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles
Schwab Corporation; President, Director (Oct. 2021 – present), Executive
Vice President – Schwab Asset Management Solutions
(July 2019 – Oct. 2021) and Senior Vice President – Advisory
(May 2016 – July 2019), Charles Schwab & Co., Inc.; President
(Nov. 2021 – present), Schwab Holdings, Inc.; Director
(Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive
Officer and President (Mar. 2018 – Oct. 2022), Charles Schwab Investment
Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and
President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive
Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.
		105	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2018)

Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer
(Jan. 2021 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab
Investment Management, Inc.; Senior Vice President (June 2020 – Mar. 2022) and Chief
Operating Officer (Jan. 2021 – Mar. 2022), Charles Schwab Investment Advisory, Inc.; Chief
Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee
(Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(May 2022 – present), Senior Vice President (Apr. 2019 – May 2022) and Senior Vice
President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), Charles
Schwab & Co., Inc.

Mark Fischer
1970
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2013)

Chief Operating Officer (Dec. 2020 – present) and Treasurer and Chief Financial Officer
(Jan. 2016 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial
Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab
Investment Management, Inc.

Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2023)

Treasurer and Chief Financial Officer (Jan. 2023 – present) and Assistant Treasurer
(Dec. 2015 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Vice President
(Mar. 2022 – present) and Director (Oct. 2015 – Mar. 2022), Charles Schwab Investment
Management, Inc.

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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Omar Aguilar
1970
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Chief Executive Officer (Jan. 2022 – present), Chief Investment Officer (Apr. 2011 – present)
and Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment
Management, Inc.; Director, Chief Executive Officer and President (Oct. 2022 – present),
Charles Schwab Investment Advisory, Inc.; Vice President and Chief Investment Officer
(June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.

Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab
Investment Management, Inc.; Vice President and Chief Investment Officer
(June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.

William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2021)

Senior Vice President and Chief Investment Officer (Jan. 2020 – present), Charles Schwab
Investment Management, Inc.; Vice President and Chief Investment Officer
(June 2021 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President
and Chief Investment Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles
Schwab Investment Advisory, Inc.; Senior Vice President and Chief Investment Officer
(May 2001 – Apr. 2018), ThomasPartners, Inc.

Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and
Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios and Laudus Trust since 2005; Schwab Strategic
Trust since 2009)

Chief Legal Officer (Mar. 2022 – present) and Vice President (Sept. 2005 – present), Charles
Schwab Investment Management, Inc.; Managing Director (May 2022 – present) and Vice
President (July 2005 – May 2022), Charles Schwab & Co., Inc.; Vice President
(Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Trust;
Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President
(Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021), Schwab Funds;
Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and Assistant
Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.

1
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
2
Mr. Bettinger and Mr. Wurster are Interested Trustees. Mr. Bettinger and Mr. Wurster are Interested Trustees because each owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
3
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
130Schwab Fundamental Index ETFs | Annual Report

Schwab Fundamental Index ETFs
Glossary

144A securities These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
American Depositary Receipt (ADR) U.S. dollar-denominated receipts issued by U.S. banks or trust companies that represent shares of foreign-based corporations.
ask See “offer.”
asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.
asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
authorized participant (AP) A large institutional investor that places orders for creation units with the funds’ distributor.
beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.
bid The highest price at which someone is willing to buy a security.
Bloomberg US Aggregate Bond Index An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Treasury Bills 1–3 Month Index An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $300 million or more of outstanding face value. It excludes zero-coupon STRIPS.
cap, capitalization See “market cap.”
capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commencement of operations The date that the first NAV was calculated.
creation unit (C.U.) A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.
European Depositary Receipt (EDR) A negotiable security (receipt) that is issued by a European bank, and that represents shares of foreign-based corporations.
exchange A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.
expense ratio The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
Global Depositary Receipt (GDR) A negotiable security (receipt) that is issued by a foreign bank, and that represents shares of foreign-based corporations.
gross domestic product (GDP) The output of goods and services produced by labor and property located in the United States.
inception date The date that the shares began trading in the secondary market.
indicative optimized portfolio value (IOPV) A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.
liquidity The ability to convert a security or asset quickly into cash.
market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.
market price return The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.
median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.
MSCI EAFE Index (Net) A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index (Net) A free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV) The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
NAV return The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.
offer (ask) The lowest price at which an individual is willing to sell a security.
Schwab Fundamental Index ETFs | Annual Report131

Schwab Fundamental Index ETFs
open The price at which a security opened for trading on a given day.
outstanding shares, shares outstanding When speaking of the fund, indicates all shares currently held by investors.
price-to-book ratio (P/B) The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E) The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
primary market The market that deals with the issuance of new securities.
rights and warrants Rights and warrants are types of securities that entitle the holder to purchase a proportionate amount of common stock at a specified price for a specific period of time. Rights allow a shareholder to buy more shares directly from the company, usually at a price somewhat lower than the current market price of the outstanding shares. Warrants are usually issued with bonds and preferred stock. Rights and warrants can trade on the market separately from the company’s stock. The prices of rights and warrants do not necessarily move parallel to the prices of the underlying common stock. Rights usually expire within a few weeks of issuance, while warrants may not expire for several years. If a right or warrant is not exercised within the specified time period, it will become worthless and a fund will lose the purchase price it paid for the right or warrant and the right to purchase the underlying security.
Russell 1000 Index An index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell 2000 Index An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell RAFI Developed ex US Large Company Index (Net) An index that ranks developed ex-U.S. companies in the FTSE Global Total Cap Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores are in the top 87.5%. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. Selecting the developed ex-U.S. companies in the FTSE Global Total Cap Index measures the performance of the largest investable securities in developed countries globally, excluding companies assigned to the United States.
Russell RAFI Developed ex US Small Company Index (Net) An index that ranks developed ex-U.S. companies in the FTSE Global Total Cap Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores rank below the 87.5% threshold. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. Selecting the developed ex-U.S. companies in the FTSE Global Total Cap Index measures the performance of the smallest investable securities in developed countries globally, excluding companies assigned to the United States.
Russell RAFI Emerging Markets Large Company Index (Net) An index that ranks emerging market companies in the FTSE Global Total Cap Index by measures of fundamental size and tracks the performance of those companies whose fundamental scores are in the top 87.5%. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. Selecting the emerging companies in the FTSE Global Total Cap Index measures the performance of the investable securities in emerging markets globally.
Russell RAFI US Index An index that selects, ranks, and weights securities by fundamental measures of company size rather than market capitalization. The index measures the performance of the constituent companies by fundamental overall company scores, which are created using as the universe U.S. companies in the FTSE Global Total Cap Index. Securities are grouped in order of decreasing company score and each company receives a weight based on its percentage of the total scores of the companies. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis.
Russell RAFI US Large Company Index An index that ranks U.S. companies in the FTSE Global Total Cap Index. The Russell RAFI US Large Company Index includes only those securities that are members of the U.S. portion whose fundamental scores are in the top 87.5%. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis.
Russell RAFI US Small Company Index An index that ranks U.S. companies in the FTSE Global Total Cap Index. The Russell RAFI US Small Company Index includes only those securities that are members of the U.S. portion and rank below the 87.5% fundamental score threshold. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis.
S&P 500 Index An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
S&P Developed ex-U.S. Small Cap Index (Net) An index composed of the stocks representing the lowest 15% of float-adjusted market cap in each developed market country, excluding the U.S. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
sampling If a fund uses a sampling method, the fund will not fully replicate the benchmark index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index.
secondary market The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.
spread The gap between bid and ask prices of a security.
stock A share of ownership, or equity, in the issuing company.
total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
tracking error The difference between the performance of the fund and its benchmark index, positive or negative.
132Schwab Fundamental Index ETFs | Annual Report

Notes

Notes

Schwab Fundamental Index ETFs
Schwab ETFs

Schwab ETFs are designed to serve as simple low-cost core investment products for a diversified portfolio. These ETFs seek to provide consistent, repeatable performance through a variety of investment strategies that span the equity and fixed income spectrum. The list below shows all currently available Schwab ETFs.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabassetmanagement.com/schwabetfs_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus or the SEC’s website at www.sec.gov.

Schwab ETFs
U.S. ETFs
Schwab U.S. Broad Market ETF
Schwab 1000 Index® ETF
Schwab U.S. Large-Cap ETF
Schwab U.S. Large-Cap Growth ETF
Schwab U.S. Large-Cap Value ETF
Schwab U.S. Mid-Cap ETF
Schwab U.S. Small-Cap ETF
Schwab U.S. Dividend Equity ETF
Schwab U.S. REIT ETF
International ETFs
Schwab International Dividend Equity ETF
Schwab International Equity ETF
Schwab International Small-Cap Equity ETF
Schwab Emerging Markets Equity ETF
Fixed-Income ETFs
Schwab U.S. TIPS ETF
Schwab Short-Term U.S. Treasury ETF
Schwab Intermediate-Term U.S. Treasury ETF
Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Aggregate Bond ETF
Schwab 1-5 Year Corporate Bond ETF
Schwab 5-10 Year Corporate Bond ETF
Schwab Municipal Bond ETF
Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company
Index ETF
Active, Semi-Transparent (Also Known As Non-Transparent) ETF
Schwab Ariel ESG ETF
Thematic ETFs
Schwab Crypto Thematic ETF
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Schwab ETFs
1-877-824-5615
© 2023 Charles Schwab Investment Management, Inc., dba Schwab Asset Management. All rights reserved.
Printed on recycled paper.
*
FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.
The Schwab Ariel ESG ETF is different from traditional ETFs. Traditional ETFs tell the public what assets they hold each day. This fund will not. This may create additional risks for your investment. For example:
•
You may have to pay more money to trade the fund’s shares. This fund will provide less information to traders, who tend to charge more for trades when they have less information.
•
The price you pay to buy fund shares on an exchange may not match the value of the fund’s portfolio. The same is true when you sell shares. These price differences may be greater for this fund compared to other ETFs because it provides less information to traders.
•
These additional risks may be even greater in bad or uncertain market conditions.
•
The ETF will publish on its website each day a “Proxy Portfolio” designed to help trading in shares of the ETF. While the Proxy Portfolio includes some of the ETF’s holdings, it is not the ETF’s actual portfolio.
The differences between this fund and other ETFs may also have advantages. By keeping certain information about the fund secret, this fund may face less risk that other traders can predict or copy its investment strategy. This may improve the fund’s performance. If other traders are able to copy or predict the fund’s investment strategy, however, this may hurt the fund’s performance.
For additional information regarding the unique attributes and risks of the fund, see Proxy Portfolio Risk, Premium/Discount Risk, Trading Halt Risk, Authorized Participant Concentration Risk, Tracking Error Risk and Shares of the Fund May Trade at Prices Other Than NAV in the Principal Risks and Proxy Portfolio and Proxy Overlap sections of the prospectus and/or the Statement of Additional Information. These risks are discussed on the next page.

Schwab Fundamental Index ETFs
Active semi-transparent ETFs operate differently from other exchange-traded funds (ETFs). Unlike other ETFs, an active semi-transparent ETF does not publicly disclose its entire portfolio composition each business day, which may affect the price at which shares of the ETF trade in the secondary market. Active semi-transparent ETFs have limited public trading history. There can be no assurance that an active trading market will develop, be maintained or operate as intended. There is a risk that the market price of an active semi-transparent ETF may vary significantly from the ETF’s net asset value and that its shares may trade at a wider bid/ask spread and, therefore, cost investors more to trade than shares of other ETFs. These risks are heightened during periods of market disruption or volatility.
Proxy Portfolio Risk: Unlike traditional ETFs, this fund does not disclose its portfolio holdings (Actual Portfolio) daily. The fund instead posts a Proxy Portfolio on its website each day. The Proxy Portfolio is designed to reflect the economic exposures and risk characteristics of the fund’s actual holdings on each trading day, but it is not the same as the fund’s Actual Portfolio. Although the Proxy Portfolio is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the Fund at or close to the underlying NAV per Share of the Fund, there is a risk (which may increase during periods of market disruption or volatility) that market prices will vary significantly from the underlying NAV of the fund. ETF trading on the basis of a published Proxy Portfolio may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, especially during periods of market disruption or volatility, and therefore may cost investors more to trade. Also, while the Fund seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Proxy Portfolio to identify a Fund’s trading strategy, which if successful, could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Fund and its shareholders.
Proxy Portfolio Construction: The Proxy Portfolio is designed to recreate the daily performance of the Actual Portfolio. This is achieved by performing a “Factor Model” analysis of the Actual Portfolio. The Factor Model is comprised of three sets of factors or analytical metrics: market-based factors, fundamental factors, and industry/sector factors. The fund uses a “Model Universe” to generate its Proxy Portfolio. The Model Universe is comprised of securities that the fund can purchase and will be a financial index or stated portfolio of securities from which fund investments will be selected. The results of the Factor Model analysis are then applied to the Model Universe. The Proxy Portfolio is then generated as a result of this Model Universe analysis with the Proxy Portfolio being a small sub-set of the Model Universe. The Factor Model is applied to both the Actual Portfolio and the Model Universe to construct the fund’s Proxy Portfolio that performs in a manner substantially identical to the performance of its Actual Portfolio. The Proxy Portfolio will only include investments the fund is permitted to hold. The fund’s SAI contains more information on the Proxy Portfolio and its construction.
Proxy Portfolio and Proxy Overlap Information regarding the contents of the Proxy Portfolio, and the percentage weight overlap between the holdings of the Proxy Portfolio and the fund’s Actual Portfolio holdings that formed the basis for its calculation of NAV at the end of the prior Business Day (the Portfolio Overlap), is available by visiting the fund’s website www.schwabassetmanagement.com.
Because environmental, social and governance (ESG) strategies exclude some securities, ESG-focused products may not be able to take advantage of the same opportunities or market trends as products that do not use such strategies. Additionally, the criteria used to select companies for investment may result in investing in securities, industries or sectors that underperform the market as a whole.

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MFR79815-09
00284397

Item 2: Code of Ethics.

(a)

Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 13(a)(1) of Form N-CSR.

Item 3: Audit Committee Financial Expert.

Registrant’s Board of Trustees has determined that Kimberly S. Patmore, Michael J. Beer and J. Derek Penn, each currently serving on its audit, compliance and valuation committee, are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit, compliance and valuation committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Ms. Patmore, Mr. Beer and Mr. Penn as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit, compliance and valuation committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit, compliance and valuation committee or Board of Trustees.

Item 4: Principal Accountant Fees and Services.

Registrant is composed of twenty-nine operational series. Seven series have a fiscal year-end of the last day of February, whose annual financial statements are reported in Item 1, two series have a fiscal year-end of March 31, twelve series have a fiscal year-end of August 31, and eight series have a fiscal year-end of December 31. Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to each of the twenty-nine operational series during 2022/2023 and the twenty-seven operational series during 2021/2022, based on their respective 2022/2023 and 2021/2022 fiscal years, as applicable.

The following table presents fees billed by the principal accountant in each of the last two fiscal years for the services rendered to the Funds:

(a)Audit Fees[1]		(b)Audit-Related Fees		(c) Tax Fees[2]		(d) All Other Fees
Fiscal Year 2022/2023	Fiscal Year 2021/2022	Fiscal Year 2022/2023	Fiscal Year 2021/2022	Fiscal Year 2022/2023	Fiscal Year 2021/2022	Fiscal Year 2022/2023	Fiscal Year 2021/2022
$505,650	$468,400	$0	$0	$89,900	$83,700	$0	$0

[1]	The nature of the services includes audit of the registrant’s annual financial statements and normally provided services in connection with regulatory filings for those fiscal years.
[2]	The nature of the services includes tax compliance, tax advice and tax planning.

(e) (1) Registrant’s audit, compliance and valuation committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) There were no services described in each of paragraphs (b) through (d) above that were approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2022/2023: $2,859,315	2021/2022: $2,523,317

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit, compliance and valuation committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has separately-designated standing audit, compliance and valuation committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit, compliance and valuation committee members are J. Derek Penn, Michael J. Beer and Kimberly S. Patmore.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Jonathan de St. Paer and Registrant’s Chief Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a) (1)	Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Strategic Trust – Schwab U.S. REIT ETF and Schwab Fundamental Index ETFs

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	April 17, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	April 17, 2023

By:	/s/ Dana Smith
Dana Smith Chief Financial Officer

Date:	April 17, 2023